     As Filed with the Securities and Exchange Commission on April 24, 2009
                                                           File Nos. 333-143228
                                                                      811-07467

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 9

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Post-Effective Amendment No. 117

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                               100 Motor Parkway
                                   Suite 132
                           Hauppauge, New York 11788
                                  631-357-8920
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                 Vice President, Secretary and General Counsel
                  Allstate Life Insurance Company of New York
                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
           (Name, Address and Telephone Number of Agent for Service)

                                    Copy to:

                                  Jocelyn Liu
                               Assistant Counsel
                  Allstate Life Insurance Company of New York
                          3100 Sanders Road, Suite J5B
                              Northbrook, IL 60062

               Approximate Date of Proposed Offering: Continuous.

 It is proposed that this filing become effective: (check appropriate space)

 [_] immediately upon filing pursuant to paragraph (b) of Rule 485

 [X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

 [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

 [_] on _________ pursuant to paragraph (a) (i) of Rule 485

 [_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

 [_] on __________ pursuant to paragraph (a)(ii) of Rule 485


 Title of Securities Being Offered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

================================================================================

                                     PART A

                                   PROSPECTUS

                                    ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                         P.O. Box 70178, Philadelphia, PA 19176

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

 Flexible Premium Deferred Annuities
 PROSPECTUS: MAY 1, 2009


 This prospectus describes three different flexible premium deferred annuity classes offered by Allstate Life Insurance Company of New York ("Allstate New York", "we", "our", or "us"). Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This prospectus describes the important features of the Annuities and what you should consider before purchasing one of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. These differences among the products are discussed more fully in the prospectus and summarized in Appendix B entitled "Selecting the Variable Annuity That's Right for You". There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity is sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not offer all the Annuities described in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. Each Annuity or certain of its investment options and/or features may not be available in all states. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the X Series grants credit amounts with respect to your purchase payments, the expenses of the X Series may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the X Series may be more than offset by the additional fees and charges associated with the credit. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.


 THE SUB-ACCOUNTS

 Each Sub-account of the Allstate Life of New York Separate Account A ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). The Allstate Life of New York Separate Account A is a separate account of Allstate New York, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust and Franklin Templeton Variable Insurance Products Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts.


 PLEASE READ THIS PROSPECTUS
 Please read this prospectus and the current prospectus for the underlying mutual funds. Keep them for future reference. If you are purchasing one of the Annuities as a replacement for an existing variable annuity or variable life coverage, or a fixed insurance policy, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the Annuity's Account Value and whether the Annuity's liquidity features will satisfy that need.

 AVAILABLE INFORMATION
 We have also filed a Statement of Additional Information, dated May 1, 2009 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 92. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-143228). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

 These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market Sub-account.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                  FOR FURTHER INFORMATION CALL: 1-877-234-8688

                              INVESTMENT OPTIONS

      (Certain investment options may not be available with your Annuity) Advanced Series Trust

   AST Academic Strategies Asset Allocation

   AST Advanced Strategies
   AST Aggressive Asset Allocation
   AST AllianceBernstein Core Value
   AST AllianceBernstein Growth & Income
   AST American Century Income & Growth


   AST Balanced Asset Allocation
   AST Bond Portfolio 2015

   AST Bond Portfolio 2016

   AST Bond Portfolio 2018
   AST Bond Portfolio 2019

   AST Bond Portfolio 2020

   AST Capital Growth Asset Allocation
   AST CLS Growth Asset Allocation
   AST CLS Moderate Asset Allocation
   AST Cohen & Steers Realty


   AST DeAM Large-Cap Value


   AST Federated Aggressive Growth
   AST First Trust Balanced Target
   AST First Trust Capital Appreciation Target

   AST Focus Four Plus
   AST Global Real Estate

   AST Goldman Sachs Concentrated Growth
   AST Goldman Sachs Mid-Cap Growth

   AST Goldman Sachs Small-Cap Value

   AST High Yield
   AST Horizon Growth Asset Allocation
   AST Horizon Moderate Asset Allocation
   AST International Growth
   AST International Value
   AST Investment Grade Bond
   AST JPMorgan International Equity
   AST Large-Cap Value

   AST Lord Abbett Bond-Debenture

   AST Marsico Capital Growth
   AST MFS Global Equity
   AST MFS Growth
   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Mid-Cap Growth

   AST Neuberger Berman/LSV Mid-Cap Value

   AST Neuberger Berman Small-Cap Growth Portfolio

   AST Niemann Capital Growth Asset Allocation
   AST Parametric Emerging Markets Equity

   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation
   AST QMA US Equity Alpha

   AST Schroders Multi-Asset World Strategies

   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation

   AST T. Rowe Price Global Bond

   AST T. Rowe Price Large-Cap Growth


   AST T. Rowe Price Natural Resources

   AST UBS Dynamic Alpha

   AST Western Asset Core Plus Bond
 Franklin Templeton Variable Insurance Products Trust
   Franklin Templeton VIP Founding Funds Allocation Fund


 ProFunds VP*

   ProFund VP Consumer Goods
   ProFund VP Consumer Services
   ProFund VP Financials
   ProFund VP Health Care
   ProFund VP Industrials
   ProFund VP Large-Cap Growth
   ProFund VP Large-Cap Value
   ProFund VP Mid-Cap Growth
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate
   ProFund VP Small-Cap Growth
   ProFund VP Small-Cap Value
   ProFund VP Telecommunications
   ProFund VP Utilities

 * Available only in the L Series.

                                   CONTENTS



GLOSSARY OF TERMS..........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................................  4

EXPENSE EXAMPLES........................................................................... 11

SUMMARY.................................................................................... 12

INVESTMENT OPTIONS......................................................................... 16

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?........................ 16
 WHAT ARE THE FIXED RATE OPTIONS?.......................................................... 28

FEES AND CHARGES........................................................................... 30

 WHAT ARE THE CONTRACT FEES AND CHARGES?................................................... 30
 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?............................................. 31
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................. 31
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................. 32

PURCHASING YOUR ANNUITY.................................................................... 33

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?............................ 33

MANAGING YOUR ANNUITY...................................................................... 34

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?........................... 34
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?.............................................. 34
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.................................................. 34
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?.............................. 34
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?.......................... 34

MANAGING YOUR ACCOUNT VALUE................................................................ 35

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?.............................................. 35
 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?................................... 35
 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?................. 35
 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?.................................... 35
 HOW IS EACH PURCHASE CREDIT APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES ANNUITY?....... 35
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?................ 36
 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?................................. 37
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?.......................................... 38
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?...... 38

ACCESS TO ACCOUNT VALUE.................................................................... 39

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?.......................................... 39
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?............................................. 39
 CAN I WITHDRAW A PORTION OF MY ANNUITY?................................................... 39
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................. 40
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?........... 40
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE
   CODE?................................................................................... 40
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?............... 40
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................. 41
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?.............................................. 41
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...................................... 42

LIVING BENEFITS............................................................................ 43

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY
   ARE ALIVE?.............................................................................. 43
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) (NO LONGER AVAILABLE FOR NEW ELECTIONS).......... 44
 TRUEINCOME (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................................ 47
 TRUEINCOME - SPOUSAL (NO LONGER AVAILABLE FOR NEW ELECTIONS).............................. 52
 TRUEINCOME - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................ 55
 TRUEINCOME - HIGHEST DAILY 7.............................................................. 63
 TRUEINCOME - SPOUSAL HIGHEST DAILY 7...................................................... 71


                                      (i)


DEATH BENEFIT....................................................................  80

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?...................................  80
 BASIC DEATH BENEFIT.............................................................  80
 OPTIONAL DEATH BENEFIT..........................................................  80
 PAYMENT OF DEATH BENEFITS.......................................................  82

VALUING YOUR INVESTMENT..........................................................  85

 HOW IS MY ACCOUNT VALUE DETERMINED?.............................................  85
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?......................................  85
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?.....................................  85
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?.....................................  85

TAX CONSIDERATIONS...............................................................  87

GENERAL INFORMATION..............................................................  94

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?......................................  94
 WHO IS ALLSTATE NEW YORK?.......................................................  94
 WHAT IS THE SEPARATE ACCOUNT?...................................................  95
 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?..................................  95
 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE NEW YORK?.........................  96
 FINANCIAL STATEMENTS............................................................  98
 HOW TO CONTACT US...............................................................  98
 LEGAL MATTERS...................................................................  99
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.............................  99

APPENDIX A - ACCUMULATION UNIT VALUES............................................ A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU................. B-1

APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY............................ C-1

APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME - SPOUSAL
  HIGHEST DAILY 7................................................................ D-1


                                     (ii)

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 Account Value The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome - Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 Adjusted Purchase Payments As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.

 Annuitization The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

 Annuity Date The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

 Annuity Year A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 Beneficiary Continuation Option Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.


 Benefit Fixed Rate Account A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the asset transfer feature of TrueIncome - Highest Daily.


 Code The Internal Revenue Code of 1986, as amended from time to time.

 Contingent Deferred Sales Charge (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.

 Fixed Rate Option An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.


 Free Look Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period is dictated by state law and depends on whether your purchase is a replacement or not.


 Free Withdrawals You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.

 Guaranteed Minimum Income Benefit (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 Guarantee Period A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

 Highest Anniversary Value Death Benefit ("HAV") An Optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Anniversary Value, less proportional withdrawals.

 Issue Date The effective date of your Annuity.

 Owner With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

 Portfolio An underlying mutual fund portfolio in which the Separate Account invests.

 Protected Income Value Under the optional Guaranteed Minimum Income Benefit
 (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.

 Protected Withdrawal Value Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

 Purchase Credit If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

 Purchase Payment A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

 Separate Account Allstate Life of New York Separate Account A of Allstate Life Insurance Company.

 Sub-Account We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".

 Surrender Value The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.

 TrueIncome An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome.

 TrueIncome - Highest Daily An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Highest Daily.

 TrueIncome - Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. TrueIncome - Highest Daily 7 is the same class of optional benefit as our TrueIncome - Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated.


 TrueIncome - Spousal An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Spousal.


 TrueIncome - Spousal Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the TrueIncome - Highest Daily 7 and is the same class of optional benefit as our TrueIncome - Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

 Unit A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 Valuation Day Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee and the charge for certain optional benefits. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES
                        (assessed against each Annuity)

 CONTINGENT DEFERRED SALES CHARGE /1/
                                    B SERIES

                Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8+
                ------------------------------------------------
                7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%   0.0%
                ------------------------------------------------

                                    L SERIES

                         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5+
                         ------------------------------
                         7.0%  6.0%  5.0%  4.0%   0.0%
                         ------------------------------

                                    X SERIES

         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%
         -------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.

                -----------------------------------------------
                    OTHER TRANSACTION FEES AND CHARGES

                      (assessed against each Annuity)
                -----------------------------------------------
                   FEE/CHARGE     B SERIES  L SERIES  X SERIES
                -----------------------------------------------
                Transfer Fee /1/  $20.00    $20.00    $20.00
                Maximum           $10.00    $10.00    $10.00
                Current
                -----------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

--------------------------------------------------------------------------------------------------------------
                                          PERIODIC FEES AND CHARGES

                                       (assessed against each Annuity)
--------------------------------------------------------------------------------------------------------------
             FEE/CHARGE                       B SERIES                L SERIES                X SERIES
Annual Maintenance Fee /1/             Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
                                           Account Value           Account Value           Account Value
                                       -----------------------------------------------------------------------
  Beneficiary
  Continuation                         Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  Option Only                              Account Value           Account Value           Account Value
--------------------------------------------------------------------------------------------------------------
ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /2/
(assessed as a percentage of the daily net assets of the Sub-accounts)
--------------------------------------------------------------------------------------------------------------
             FEE/CHARGE
Mortality & Expense Risk                       1.00%                   1.35%                   1.40%
Charge /3/
--------------------------------------------------------------------------------------------------------------
Administration Charge /3/                      0.15%                   0.15%                   0.15%
--------------------------------------------------------------------------------------------------------------
Settlement Service Charge /4/                  1.00%                   1.00%                   1.00%
--------------------------------------------------------------------------------------------------------------
Total Annual Charges of the                    1.15%                   1.50%                   1.55%
Sub-accounts
(excluding settlement service charge)
--------------------------------------------------------------------------------------------------------------


 (1)Assessed annually on the Annuity's anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.

 (2)These charges are deducted daily and apply to the Sub-accounts only.
 (3)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 (4)The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above.


------------------------------------------------------------------------------------------------------
                             YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT                  OPTIONAL            TOTAL         TOTAL         TOTAL
                                          BENEFIT FEE/         ANNUAL        ANNUAL        ANNUAL
                                             CHARGE          CHARGE /2/    CHARGE /2/    CHARGE /2/
                                       (as a percentage of   for B SERIES  for L SERIES  for X SERIES
                                         Sub-account net
                                         assets, unless
                                       otherwise indicated)
------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT
(GMIB)
Maximum Charge/3/                         1.00% of PIV         1.15% +       1.50% +       1.55% +
                                                             1.00% of PIV  1.00% of PIV  1.00% of PIV
Current Charge                            0.50% of PIV         1.15% +       1.50% +       1.55% +
                                                             0.50% of PIV  0.50% of PIV  0.50% of PIV
------------------------------------------------------------------------------------------------------
TRUEINCOME
Maximum Charge/3/                            1.50%              2.65%         3.00%         3.05%
Current Charge                               0.60%              1.75%         2.10%         2.15%
------------------------------------------------------------------------------------------------------
TRUEINCOME - SPOUSAL
Maximum Charge/3/                            1.50%              2.65%         3.00%         3.05%
Current Charge                               0.75%              1.90%         2.25%         2.30%
------------------------------------------------------------------------------------------------------
TRUEINCOME - HIGHEST DAILY
Maximum Charge/3/                            1.50%              2.65%         3.00%         3.05%
Current Charge                               0.60%              1.75%         2.10%         2.15%
------------------------------------------------------------------------------------------------------
TRUEINCOME - HIGHEST DAILY 7
Maximum Charge/3/                         1.50% of PWV         1.15% +       1.50% +       1.55% +
                                                             1.50% of PWV  1.50% of PWV  1.50% of PWV
Current Charge                            0.60% of PWV         1.15% +       1.50% +       1.55% +
                                                             0.60% of PWV  0.60% of PWV  0.60% of PWV
------------------------------------------------------------------------------------------------------
TRUEINCOME - SPOUSAL HIGHEST DAILY 7
Maximum Charge /3/                        1.50% of PWV         1.15% +       1.50% +       1.55% +
                                                             1.50% of PWV  1.50% of PWV  1.50% of PWV
Current Charge                            0.75% of PWV         1.15% +       1.50% +       1.55% +
                                                             0.75% of PWV  0.75% of PWV  0.75% of PWV
------------------------------------------------------------------------------------------------------
HIGHEST ANNIVERSARY VALUE DEATH              0.25%              1.40%         1.75%         1.80%
BENEFIT ("HAV")
Current and Maximum Charge /4/
------------------------------------------------------------------------------------------------------
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
------------------------------------------------------------------------------------------------------



 1. HOW CHARGE IS DETERMINED
    Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections. This benefit is described on page 44.
    TrueIncome: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 47.
    TrueIncome - Spousal: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 52. TrueIncome Highest Daily: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 55.

    TrueIncome - Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge.

    TrueIncome - Spousal Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series, 0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge.
 2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit. With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value. With respect to each of TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7, the charge is assessed against the Protected Withdrawal Value. With respect to each of TrueIncome - Highest Daily 7 and TrueIncome
    - Spousal Highest Daily 7 one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected. These optional benefits are not available under the Beneficiary Continuation Option.
 3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

 4. Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


 The following table provides the range (minimum and maximum) of the total annual expenses for the Portfolios as of December 31, 2008. Each figure is stated as a percentage of the Portfolio's average daily net assets.


             -----------------------------------------------------
                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
             -----------------------------------------------------
                                                 MINIMUM  MAXIMUM
             -----------------------------------------------------
             Total Portfolio Operating Expenses  0.62%    2.49%
             -----------------------------------------------------


 The following are the total annual expenses for each Portfolio as of December 31, 2008 except as noted. The "Total Annual Portfolio Operating Expenses" reflect the combination of the Portfolio's investment management fee, other expenses, and any 12b-1 fees. Each figure is stated as a percentage of the Portfolio's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For certain of the Portfolios, a portion of the management fee has been waived and/or other expenses have been partially reimbursed. The existence of any such fee waivers and/or reimbursements have been reflected in the footnotes. The following expenses are deducted by the Portfolio before it provides Allstate New York with the daily net asset value. The Portfolio information was provided by the Portfolio company and has not been independently verified by us. See the prospectuses or statements of additional information of the Portfolios for further details. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-877-234-8688.


------------------------------------------------------------------------------------------------
                                   PORTFOLIO ANNUAL EXPENSES

                 (as a percentage of the average net assets of the Portfolios)
------------------------------------------------------------------------------------------------
                                                     For the year ended December 31, 2008
                                               -------------------------------------------------
                  PORTFOLIO                                                  Acquired    Total
                                                                             Portfolio  Annual
                                               Management  Other              Fees &   Portfolio
                                                  Fee     Expenses 12b-1 Fee Expenses  Expenses
------------------------------------------------------------------------------------------------
Advanced Series Trust /1,2,3/
 AST Academic Strategies Asset Allocation /4/    0.72%     0.08%     0.00%     0.74%     1.54%
 AST Advanced Strategies                         0.85%     0.22%     0.00%     0.02%     1.09%
 AST Aggressive Asset Allocation                 0.15%     0.05%     0.00%     0.90%     1.10%
 AST AllianceBernstein Core Value                0.75%     0.18%     0.00%     0.00%     0.93%
 AST AllianceBernstein Growth & Income           0.75%     0.13%     0.00%     0.00%     0.88%
 AST American Century Income & Growth /5/        0.75%     0.18%     0.00%     0.00%     0.93%
 AST Balanced Asset Allocation                   0.15%     0.02%     0.00%     0.93%     1.10%
 AST Bond Portfolio 2015 /6/                     0.64%     0.26%     0.00%     0.00%     0.90%
 AST Bond Portfolio 2016 /6,7/                   0.65%     1.02%     0.00%     0.00%     1.67%
 AST Bond Portfolio 2018 /6/                     0.64%     0.35%     0.00%     0.00%     0.99%
 AST Bond Portfolio 2019 /6/                     0.64%     0.47%     0.00%     0.00%     1.11%
 AST Bond Portfolio 2020 /6,7/                   0.65%     1.02%     0.00%     0.00%     1.67%
 AST Capital Growth Asset Allocation             0.15%     0.01%     0.00%     0.96%     1.12%
 AST CLS Growth Asset Allocation /8/             0.30%     0.20%     0.00%     0.95%     1.45%
 AST CLS Moderate Asset Allocation /8/           0.30%     0.16%     0.00%     0.93%     1.39%
 AST Cohen & Steers Realty Portfolio /5/         1.00%     0.17%     0.00%     0.00%     1.17%
 AST DeAM Large-Cap Value                        0.85%     0.15%     0.00%     0.00%     1.00%
 AST Federated Aggressive Growth                 0.95%     0.21%     0.00%     0.00%     1.16%
 AST First Trust Balanced Target                 0.85%     0.15%     0.00%     0.00%     1.00%
 AST First Trust Capital Appreciation Target     0.85%     0.15%     0.00%     0.00%     1.00%
 AST Focus Four Plus /9/                         0.85%     1.08%     0.00%     0.11%     2.04%
 AST Global Real Estate                          1.00%     0.27%     0.00%     0.00%     1.27%
 AST Goldman Sachs Concentrated Growth           0.90%     0.14%     0.00%     0.00%     1.04%
 AST Goldman Sachs Mid-Cap Growth                1.00%     0.18%     0.00%     0.00%     1.18%
 AST Goldman Sachs Small-Cap Value               0.95%     0.22%     0.00%     0.00%     1.17%

------------------------------------------------------------------------------------------------------------
                                         PORTFOLIO ANNUAL EXPENSES

                       (as a percentage of the average net assets of the Portfolios)
------------------------------------------------------------------------------------------------------------
                                                                 For the year ended December 31, 2008
                                                           -------------------------------------------------
                        PORTFOLIO                                                        Acquired    Total
                                                                                         Portfolio  Annual
                                                           Management  Other              Fees &   Portfolio
                                                              Fee     Expenses 12b-1 Fee Expenses  Expenses
------------------------------------------------------------------------------------------------------------
Advanced Series Trust /1,2,3/ continued
 AST High Yield/ 5/                                          0.75%     0.18%     0.00%     0.00%     0.93%
 AST Horizon Growth Asset Allocation /10/                    0.30%     0.35%     0.00%     0.93%     1.58%
 AST Horizon Moderate Asset Allocation /10/                  0.30%     0.28%     0.00%     0.87%     1.45%
 AST International Growth                                    1.00%     0.18%     0.00%     0.00%     1.18%
 AST International Value                                     1.00%     0.18%     0.00%     0.00%     1.18%
 AST Investment Grade Bond /6/                               0.64%     0.13%     0.00%     0.00%     0.77%
 AST JPMorgan International Equity /5/                       0.89%     0.20%     0.00%     0.00%     1.09%
 AST Large-Cap Value /5/                                     0.75%     0.12%     0.00%     0.00%     0.87%
 AST Lord Abbett Bond-Debenture                              0.80%     0.17%     0.00%     0.00%     0.97%
 AST Marsico Capital Growth                                  0.90%     0.13%     0.00%     0.00%     1.03%
 AST MFS Global Equity                                       1.00%     0.32%     0.00%     0.00%     1.32%
 AST MFS Growth                                              0.90%     0.15%     0.00%     0.00%     1.05%
 AST Mid-Cap Value                                           0.95%     0.19%     0.00%     0.00%     1.14%
 AST Money Market /5/                                        0.50%     0.12%     0.00%     0.00%     0.62%
 AST Neuberger Berman/LSV Mid-Cap Value                      0.90%     0.15%     0.00%     0.00%     1.05%
 AST Neuberger Berman Mid-Cap Growth /5/                     0.90%     0.15%     0.00%     0.00%     1.05%
 AST Neuberger Berman Small-Cap Growth                       0.95%     0.21%     0.00%     0.00%     1.16%
 AST Niemann Capital Growth Asset Allocation/ 10/            0.30%     0.29%     0.00%     0.87%     1.46%
 AST Parametric Emerging Markets Equity                      1.10%     0.53%     0.00%     0.00%     1.63%
 AST PIMCO Limited Maturity Bond                             0.65%     0.15%     0.00%     0.00%     0.80%
 AST PIMCO Total Return Bond                                 0.65%     0.13%     0.00%     0.00%     0.78%
 AST Preservation Asset Allocation                           0.15%     0.02%     0.00%     0.87%     1.04%
 AST QMA US Equity Alpha /11/                                1.00%     0.57%     0.00%     0.00%     1.57%
 AST Schroders Mulit-Asset World Strategies                  1.10%     0.35%     0.00%     0.00%     1.45%
 AST Small-Cap Growth                                        0.90%     0.22%     0.00%     0.00%     1.12%
 AST Small-Cap Value                                         0.90%     0.18%     0.00%     0.00%     1.08%
 AST T. Rowe Price Asset Allocation                          0.85%     0.15%     0.00%     0.00%     1.00%
 AST T. Rowe Price Global Bond                               0.80%     0.19%     0.00%     0.00%     0.99%
 AST T. Rowe Price Large-Cap Growth                          0.88%     0.13%     0.00%     0.00%     1.01%
 AST T. Rowe Price Natural Resources Portfolio               0.90%     0.14%     0.00%     0.00%     1.04%
 AST UBS Dynamic Alpha                                       1.00%     0.16%     0.00%     0.00%     1.16%
 AST Western Asset Core Plus Bond                            0.70%     0.14%     0.00%     0.00%     0.84%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust /12/
 Franklin Templeton VIP Founding Funds Allocation Fund       0.00%     0.13%     0.00%     0.65%     0.78%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ProFunds VP /13/
 Consumer Goods                                              0.75%     0.92%     0.25%     0.00%     1.92%
 Consumer Services                                           0.75%     1.49%     0.25%     0.00%     2.49%
 Financials                                                  0.75%     0.83%     0.25%     0.00%     1.83%
 Health Care                                                 0.75%     0.74%     0.25%     0.00%     1.74%
 Industrials                                                 0.75%     0.87%     0.25%     0.00%     1.87%
 Large-Cap Growth                                            0.75%     0.75%     0.25%     0.00%     1.75%
 Large-Cap Value                                             0.75%     0.80%     0.25%     0.00%     1.80%
 Mid-Cap Growth                                              0.75%     0.77%     0.25%     0.00%     1.77%
 Mid-Cap Value                                               0.75%     0.77%     0.25%     0.00%     1.77%
 Real Estate                                                 0.75%     0.77%     0.25%     0.00%     1.77%
 Small-Cap Growth                                            0.75%     0.82%     0.25%     0.00%     1.82%
 Small-Cap Value                                             0.75%     0.91%     0.25%     0.00%     1.91%
 Telecommunications                                          0.75%     0.77%     0.25%     0.00%     1.77%
 Utilities                                                   0.75%     0.73%     0.25%     0.00%     1.73%

 1 Advanced Series Trust: Share of the Portfolios are generally purchased through variable insurance products. The Advanced Series Trust (the "Trust") has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Trust compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included in "Other Expenses." Subject to the expense limitations set forth below, for each Portfolio of the Trust (except as noted below), Prudential Investments LLC and AST Investment Services, Inc. have agreed to voluntarily waive a portion of the 0.10% administrative services fee, based on the average daily net assets of each Portfolio of the Trust, as set forth in the table below.



       Average Daily Net Assets of Portfolio         Fee Rate Including Waiver
 ------------------------------------------------------------------------------
 Up to and including $500 million                       0.10% (no waiver)
 ------------------------------------------------------------------------------
 Over $500 million up to and including $750 million           0.09%
 ------------------------------------------------------------------------------
 Over $750 million up to and including $1 billion             0.08%
 ------------------------------------------------------------------------------
 Over $1 billion                                              0.07%
 ------------------------------------------------------------------------------



    The administrative services fee is not waived in the case of the Dynamic Asset Allocation Portfolios and the Tactical Asset Allocation Portfolios. The Dynamic Asset Allocation Portfolios are AST Aggressive Asset Allocation, AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, and AST Preservation Asset Allocation. The Tactical Asset Allocation Portfolios are AST CLS Growth Asset Allocation, AST CLS Moderate Asset Allocation, AST Horizon Growth Asset Allocation, AST Horizon Moderate Asset Allocation, and AST Niemann Capital Growth Asset Allocation.

    The Dynamic Asset Allocation Portfolios and the Tactical Asset Allocation Portfolios are "fund of funds" which means each of these Portfolios invests primarily or exclusively in one or more mutual funds, referred to here as "Underlying Portfolios". A Portfolio will not be directly subject to the administrative services fee to the extent it invests in Underlying Portfolios. Because the Dynamic Asset Allocation Portfolios generally invest all of their assets in Underlying Portfolios, the Dynamic Asset Allocation Portfolios generally will not be directly subject to the administrative services fee. Because the Tactical Asset Allocation Portfolios generally invest at least 90% of their assets in Underlying Portfolios, only 10% of their assets generally will be directly subject to the administrative services fee. Because the AST Academic Strategies Asset Allocation Portfolio generally invests approximately 65% of its assets in Underlying Portfolios, only 35% of its assets generally will be directly subject to the administrative services fee. The AST Focus Four Plus Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio. The AST Academic Strategies Portfolio is not directly subject to the administrative services fee to the extent it invests in any other Trust Portfolio. In determining the administrative services fee, only assets of a Tactical Asset Allocation Portfolio, the AST Academic Strategies Asset Allocation Portfolio, and AST Focus Four Plus Portfolio that are not invested in Underlying Portfolios will be counted as average daily net assets of the relevant Portfolio for purposes of the above-referenced breakpoints. This will result in a Portfolio paying higher administrative services fees than if all of the assets of the Portfolio were counted for purposes of computing the relevant administrative services fee breakpoints. The Underlying Portfolios in which the Dynamic Asset Allocation Portfolios, Tactical Asset Allocation Portfolios, and AST Academic Strategies Asset Allocation Portfolio invest, however, will be subject to the administrative services fee.

 2 Some of the Portfolios invest in other investment companies (the "Acquired Portfolios"). For example, each Dynamic and Tactical Asset Allocation Portfolio invests in shares of other Portfolios of the Trust. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown under "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Portfolio invested during the year ended
    December 31, 2008. The Dynamic Asset Allocation Portfolios and AST Focus Four Plus Portfolio do not pay any transaction fees when purchasing or redeeming shares of the Acquired Portfolios. When a Portfolio's "Acquired Portfolio Fees and Expenses" are less that 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables of such Portfolios in the prospectus for the Trust.
 3 The management fee rate shown in the "management fees" column is based on the indicated Portfolio's average daily net assets as of the fiscal year ended December 31, 2008, except that the fee rate shown does not reflect the impact of any contractual or voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.
 4 Academic Strategies Asset Allocation Portfolio: The only investment management fee to be paid directly to the Investment Managers by the Academic Strategies Asset Allocation Portfolio will be the Portfolio's annualized contractual investment management fee of 0.72% of its average daily net assets. Since the Academic Strategies Asset Allocation Portfolio is expected to invest approximately 65% of its assets in portfolios of the Trust (referred to here as "Underlying Trust Funds") under normal circumstances, the Academic Strategies Asset Allocation Portfolio will also indirectly pay investment management fees on its investments in the Underlying Trust Funds. To the extent that the other Asset Allocation Portfolios invest their assets in Underlying Trust Funds, such Asset Allocation Portfolios will also indirectly pay investment management fees on its investments in the Underlying Trust Funds.

    The Academic Strategies Asset Allocation Portfolio will not be directly subject to the administrative services fee to the extent it invests in Underlying Trust Funds. The Underlying Trust Funds in which the Academic Strategies Asset Allocation Portfolio invests, however, will be subject to the administrative services fee.

    The Academic Strategies Asset Allocation Portfolio indirectly incurs a pro rata portion of the fees and expenses of the Acquired Portfolios in which it invests. From January 1, 2008 to July 20, 2008, the Academic Strategies Asset Allocation Portfolio was known as the AST Balanced Asset Allocation Portfolio (the Balanced Portfolio). The Balanced Portfolio invested all of its assets in Acquired Portfolios. The actual annualized "Acquired Portfolio Fees and Expenses" for the Balanced Portfolio were 0.88% for the period January 1, 2008 to July 20, 2008. As set forth above, under normal conditions, the Academic Strategies Asset Allocation Portfolio invests approximately 65% of its assets in Acquired Portfolios. The actual annualized "Acquired Portfolio Fees and Expenses" for the Academic Strategies Asset Allocation Portfolio were 0.735% for the period July 21, 2008 to December 31, 2008. The Investment Managers have voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Asset Allocation Portfolio's "Acquired Portfolio Fees and Expenses" on an annualized basis do not exceed 0.685% of the Academic Strategies Asset Allocation Portfolio's average daily net assets based on the daily calculation described below. This arrangement will be monitored and applied daily based upon the Academic Strategies Asset Allocation Portfolio's then current holdings of Acquired Portfolios and the expense ratios of the relevant Acquired Portfolios as of their most recent fiscal year end. Because the expense ratios of the relevant Acquired Portfolios will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Asset Allocation Portfolio's actual "Acquired Portfolio Fees and Expenses" may be higher than 0.685% of the Portfolio's average daily net assets on an annualized basis. These arrangements relating to the Portfolio's "Acquired Portfolio Fees and Expenses" are voluntary and are subject to termination or modification at any time without prior notice.

    The Investment Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Asset Allocation Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, dividend and interest expense, if any, related to short sales, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Asset Allocation Portfolio's first year of operations (i.e., July 21, 2008 through July 20,
    2009).

 5 Effective as of July 1, 2008, Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit expenses (expressed as a percentage of average daily net assets) for certain Portfolios of the Trust, as set forth in the table below. These arrangements may be discontinued or otherwise modified at any time.



               Portfolio                Fee Waiver and/or Expense Limitation
  ---------------------------------------------------------------------------
  AST Large-Cap Value                                  0.84%
  ---------------------------------------------------------------------------
  AST Cohen & Steers Realty                            0.97%
  ---------------------------------------------------------------------------
  AST American Century Income & Growth                 0.87%
  ---------------------------------------------------------------------------
  AST High Yield                                       0.88%
  ---------------------------------------------------------------------------
  AST Money Market                                     0.56%
  ---------------------------------------------------------------------------
  AST JPMorgan International Equity                    1.01%
  ---------------------------------------------------------------------------
  AST Neuberger Berman Mid-Cap Growth                  1.25%
  ---------------------------------------------------------------------------



 6 With respect to each of the AST Bond Portfolio 2015, AST Bond Portfolio 2016, AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and the AST Investment Grade Bond Portfolio, Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolios so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, dividend and interest expense, if any, related to short sales, and extraordinary expenses) do not exceed 1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31, 2009. These arrangements are voluntary and may be discontinued or otherwise modified by the Investment Managers at any time without prior notice.
 7 AST Bond Portfolio 2016 and AST Bond Portfolio 2020 are based on estimated expenses for 2009 at an estimated asset level.
 8 Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each of the AST CLS Growth Asset Allocation Portfolio and the AST CLS Moderate Asset Allocation Portfolio so that each Asset Allocation Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, dividend and interest expense, if any, related to short sales, extraordinary expenses, and Underlying Portfolio fees and expenses) do not exceed 0.40% of such Asset Allocation Portfolio's average daily net assets to $100 million; 0.35% of such Asset Allocation Portfolio's average daily net assets from $100 million to $200 million; and 0.30% of such Asset Allocation Portfolio's average daily net assets over $200 million.
 9 The Investment Managers have contractually agreed to waive their investment management fees on AST Focus Four Plus Portfolio assets invested in the AST Western Asset Core Plus Bond Portfolio through May 1, 2010. Under normal circumstances, the Portfolio invests approximately 25% of its assets in the AST Western Asset Core Plus Bond Portfolio. Assuming a contractual fee waiver of 0.21% (i.e., 25% of the Portfolio's contractual investment management fee of 0.85%), the annualized operating expense ratio of the Portfolio would be reduced from 2.04% to 1.83%.
 10 The Investment Managers also have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each of the AST Horizon Growth Asset Allocation Portfolio, the AST Horizon Moderate Asset Allocation Portfolio, and the AST Niemann Capital Growth Asset Allocation Portfolio so that each Asset Allocation Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, dividend and interest expense, if any, related to short sales, extraordinary expenses, and Underlying Portfolio fees and expenses) do not exceed 0.40% of such Asset Allocation Portfolio's average daily net assets to $250 million; 0.35% of such Asset Allocation Portfolio's average daily net assets from $250 million to $750 million; and 0.30% of such Asset Allocation Portfolio's average daily net assets over $750 million. All of these arrangements are voluntary and may be discontinued or otherwise modified by the Investment Managers at any time without prior notice.
 11 With respect to the AST QMA US Equity Alpha Portfolio, "Other Expenses" includes dividend expenses on short sales and interest expenses on short sales.
 12 The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the acquired fund in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
 13 Other Expenses and Total Annual Portfolio Operating Expenses, which are as of December 31, 2008, have been restated to reflect subsequent changes in the contractual amounts of fees paid for management services. ProFund Advisors LLC has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.68% through April 30, 2010. After such date, any of the expense limitations may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors LLC within three years of the waiver or reimbursement to the extent that recoupment will not cause the Portfolio's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Allstate New York Annuity with the cost of investing in other Allstate New York Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.

 The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges":
   .   Insurance Charge
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee

 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses for 2008, and those expenses remain the same each year*

   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   . You elect TrueIncome - Highest Daily 7 and the Highest Anniversary Value Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples
   . For the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment*
   .   For the X Series example, the Longevity Credit does not apply

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.



 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU ELECT A DIFFERENT COMBINATION OF OPTIONAL BENEFITS THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 Expense Examples are provided as follows: 1.) if you surrender the Annuity at the end of the stated time period; 2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity. Since the Annuities are first being offered as of the effective date of this prospectus, no accumulation values are available.

 If you surrender your Annuity at the end of the applicable time period:


                                1 yr  3 yrs  5 yrs  10 yrs
                     -------------------------------------
                     B SERIES  $1,197 $2,139 $3,066 $5,498
                     -------------------------------------
                     L SERIES  $1,231 $2,234 $2,942 $5,735
                     -------------------------------------
                     X SERIES  $1,452 $2,625 $3,681 $6,114
                     -------------------------------------


 If you annuitize your Annuity at the end of the applicable time period: /1/


                                1 yr 3 yrs  5 yrs  10 yrs
                      -----------------------------------
                      B SERIES  N/A  $1,689 $2,796 $5,498
                      -----------------------------------
                      L SERIES  N/A  $1,784 $2,942 $5,735
                      -----------------------------------
                      X SERIES  N/A  $1,905 $3,141 $6,114
                      -----------------------------------


 If you do not surrender your Annuity:


                                1 yr 3 yrs  5 yrs  10 yrs
                      -----------------------------------
                      B SERIES  $567 $1,689 $2,796 $5,498
                      -----------------------------------
                      L SERIES  $601 $1,784 $2,942 $5,735
                      -----------------------------------
                      X SERIES  $642 $1,905 $3,141 $6,114
                      -----------------------------------


 1  You may not annuitize in the first Annuity Year.

                                    SUMMARY

        Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of optional guarantees to receive an income for life, or death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.


 What does it mean that my variable annuity is "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.


 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. With the help of your financial professional, you choose the annuity based on your time horizon, liquidity needs, and desire for credits. The annuities described in this prospectus are:
..   Allstate RetirementAccess Variable Annuity B Series ("B Series")
..   Allstate RetirementAccess Variable Annuity L Series ("L Series")
..   Allstate RetirementAccess Variable Annuity X Series ("X Series")

 How do I purchase one of the variable annuities? See your financial professional to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                  Product   Maximum Age for  Minimum Initial
                            Initial Purchase Purchase Payment
                  -------------------------------------------
                  B Series         85             $1,000
                  -------------------------------------------
                  X Series         75            $10,000
                  -------------------------------------------
                  L Series         85            $10,000
                  -------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.

 We may allow you to purchase an annuity with an amount lower than the "Minimum Initial Purchase Payment" if you establish an electronic funds transfer that would allow you to meet the minimum requirement within one year.

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.


 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you is dictated by State law. You must cancel your Annuity in writing (referred to as the "free look period").


 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."


 How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see "Tax Considerations"), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.


 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a predetermined transfer formula to help manage your guarantee through all market cycles. Please see applicable optional benefits section as well as Appendix C and D for more information on each formula.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:

..   TrueIncome - Highest Daily 7
..   TrueIncome - Spousal Highest Daily 7

 There are other optional living and death benefits that we previously offered, but are not currently available. See the applicable section of this Prospectus for details.

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer an optional death benefit for an additional charge:
   . Highest Anniversary Value Death Benefit: Offers the highest anniversary value death benefit described above.

 Each death benefit has certain age restrictions. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.

 How do I receive credits?
 With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

OLDEST OWNERS AGE ON THE DATE THAT THE PURCHASE         PURCHASE CREDIT ON PURCHASE
      PAYMENT IS APPLIED TO THE ANNUITY          PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
---------------------------------------------------------------------------------------------
                   0 - 80                                          6.00%*
                   81 - 85                                         3.00%
---------------------------------------------------------------------------------------------

 * For X Series annuities issued prior to a specified date, the credit applicable to ages 0 - 80 is 5%

 With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

 Please see the section entitled "Managing Your Account Value" for more information.

 What are the Annuity's Fees and Charges?
 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long you have held your Annuity. The CDSC is different depending on which annuity you purchase:

              Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
    -----------------------------------------------------------------------
    B Series   7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%    --      --
    -----------------------------------------------------------------------
    L Series   7.0%  6.0%  5.0%  4.0%  0.0%    --    --    --    --      --
    -----------------------------------------------------------------------
    X Series   9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%    0.0%

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.


 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $30.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.


 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                    FEE/CHARGE             B Series L Series X Series
          -----------------------------------------------------------
          Mortality & Expense Risk Charge     1.00%    1.35%    1.40%
          -----------------------------------------------------------
          Administration Charge               0.15%    0.15%    0.15%
          -----------------------------------------------------------
          Total Insurance Charge              1.15%    1.50%    1.55%

 Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.


 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See "General Information".

 Other Information Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of the Allstate Life of New York Separate Account A (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.

 Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and/or their affiliates.


 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix "AST" are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.


 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-877-234-8688.

 Beginning May 1, 2008, we will allow Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, we will not allow Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.

 Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:



 If you select any one of                Then you may only invest among the following Sub-accounts
 the following optional benefits:        (the "Permitted Sub-accounts"):
 TrueIncome                              AST Academic Strategies Asset Allocation Portfolio
 TrueIncome - Spousal                    AST Capital Growth Asset Allocation Portfolio
 TrueIncome - Highest Daily              AST Balanced Asset Allocation Portfolio
 TrueIncome - Highest Daily 7            AST Preservation Asset Allocation Portfolio
 TrueIncome - Spousal Highest Daily 7    AST Advanced Strategies Portfolio
                                         AST First Trust Balanced Target Portfolio
                                         AST First Trust Capital Appreciation Target Portfolio
                                         AST Focus Four Plus Portfolio
                                         AST T. Rowe Price Asset Allocation Portfolio
                                         AST UBS Dynamic Alpha Strategy Portfolio
                                         AST CLS Growth Asset Allocation Portfolio
                                         AST CLS Moderate Asset Allocation Portfolio
                                         AST Horizon Growth Asset Allocation Portfolio
                                         AST Horizon Moderate Asset Allocation Portfolio
                                         AST Niemann Capital Growth Asset Allocation Portfolio
                                         AST Schroders Multi-Asset World Strategies Asset Allocation
                                         Portfolio
                                         Franklin Templeton VIP Founding Funds Allocation Fund
------------------------------------------------------------------------------------------------------



 Under the Guaranteed Minimum Income Benefit and Highest Anniversary Value Death Benefit, all Sub-accounts are permitted.


 Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.

    ------------------------------------------------------------------------
     STYLE/      INVESTMENT OBJECTIVES/POLICIES            PORTFOLIO
     TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    ------------------------------------------------------------------------
                     ADVANCED SERIES TRUST
    ------------------------------------------------------------------------
     ASSET    AST Academic Strategies Asset              AlphaSimplex
     ALLOCA   Allocation Portfolio (formerly known    Group, LLC; Credit
     TION     as AST Balanced Asset Allocation         Suisse Securities
              Portfolio): seeks long term capital      (USA) LLC; First
              appreciation. The Portfolio is a          Quadrant L.P.;
              multi- asset class fund that pursues    Jennison Associates
              both top-down asset allocation              LLC; Mellon
              strategies and bottom-up selection            Capital
              of securities, investment managers,         Management
              and mutual funds. Under normal          Corporation; Pacific
              circumstances, approximately 60% of         Investment
              the assets will be allocated to             Management
              traditional asset classes (including        Company LLC
              US and international equities and            (PIMCO);
              bonds) and approximately 40% of the      Prudential Bache
              assets will be allocated to              Asset Management,
              nontraditional asset classes               Incorporated;
              (including real estate, commodities,       Quantitative
              and alternative strategies). Those          Management
              percentages are subject to change at      Associates LLC
              the discretion of the advisor.
    ------------------------------------------------------------------------
     ASSET    AST Advanced Strategies Portfolio:           LSV Asset
     ALLOCA   seeks a high level of absolute              Management;
     TION     return. The Portfolio invests in          Marsico Capital
              traditional and non-traditional          Management, LLC;
              investment strategies and by            Pacific Investment
              investing in domestic and foreign           Management
              equity and fixed income securities,         Company LLC
              derivative instruments in exchange       (PIMCO); T. Rowe
              traded funds. The asset allocation       Price Associates,
              generally provides for an allotment     Inc.; William Blair
              of 50% of the portfolio assets to a       & Company, LLC;
              combination of domestic and                Quantitative
              international equity strategies and         Management
              the remainder in a combination of         Associates LLC
              U.S. fixed income, hedged
              international bond and real return
              bonds. The manager will allocate the
              assets of the portfolio across
              different investment categories and
              subadvisors.
    ------------------------------------------------------------------------
     ASSET    AST Aggressive Asset Allocation             Prudential
     ALLOCA   Portfolio: seeks to obtain total         Investments LLC;
     TION     return consistent with its specified       Quantitative
              level of risk. The Portfolio                Management
              primarily invests its assets in a         Associates LLC
              diversified portfolio of other
              mutual funds, the underlying
              portfolios, of the Advanced Series
              Trust and certain affiliated money
              market funds. Under normal market
              conditions, the Portfolio will
              devote approximately 100% of its net
              assets to underlying portfolios
              investing primarily in equity
              securities (with a range of 92.5% to
              100%) and the remainder of its net
              assets to underlying portfolios
              investing primarily in debt
              securities and money market
              instruments (with a range of 0% -
              7.5%). The Portfolio is not limited
              to investing exclusively in shares
              of the underlying portfolios and may
              invest in securities and futures
              contracts, swap agreements and other
              financial and derivative instruments.
    ------------------------------------------------------------------------
     LARGE    AST AllianceBernstein Core Value         AllianceBernstein
     CAP      Portfolio: seeks long-term capital             L.P.
     VALUE    growth by investing primarily in
              common stocks. The subadviser
              expects that the majority of the
              Portfolio's assets will be invested
              in the common stocks of large
              companies that appear to be
              undervalued. Among other things, the
              Portfolio seeks to identify
              compelling buying opportunities
              created when companies are
              undervalued on the basis of investor
              reactions to near-term problems or
              circumstances even though their
              long-term prospects remain sound.
              The subadviser seeks to identify
              individual companies with earnings
              growth potential that may not be
              recognized by the market at large.
    ------------------------------------------------------------------------

     ----------------------------------------------------------------------
      STYLE/       INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
     ----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Growth &          AllianceBernstein
       CAP      Income Portfolio: seeks long-term             L.P.
      VALUE     growth of capital and income while
                attempting to avoid excessive
                fluctuations in market value. The
                Portfolio normally will invest in
                common stocks (and securities
                convertible into common stocks). The
                subadviser will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects.
     ----------------------------------------------------------------------
      LARGE     AST American Century Income & Growth    American Century
       CAP      Portfolio: seeks capital growth with       Investment
      VALUE     current income as a secondary           Management, Inc.
                objective. The Portfolio invests
                primarily in common stocks that
                offer potential for capital growth,
                and may, consistent with its
                investment objective, invest in
                stocks that offer potential for
                current income. The subadviser
                utilizes a quantitative management
                technique with a goal of building an
                equity portfolio that provides
                better returns than the S&P 500
                Index without taking on significant
                additional risk and while attempting
                to create a dividend yield that will
                be greater than the S&P 500 Index.
     ----------------------------------------------------------------------
      ASSET     AST Balanced Asset Allocation              Prudential
      ALLOCA    Portfolio (formerly known as AST        Investments LLC;
      TION      Conservative Asset Allocation             Quantitative
                Portfolio): seeks to obtain total          Management
                return consistent with its specified     Associates LLC
                level of risk. The Portfolio
                primarily invests its assets in a
                diversified portfolio of other
                mutual funds, the underlying
                portfolios, of the Advanced Series
                Trust and certain affiliated money
                market funds. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%, and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%). The
                Portfolio is not limited to
                investing exclusively in shares of
                the underlying portfolios and may
                invest in securities and futures
                contracts, swap agreements and other
                financial and derivative instruments.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2015: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the TrueAccumulation benefit and
                maintain liquidity to support
                changes in market conditions for a
                fixed maturity of 2015. Please note
                that you may not make purchase
                payments to this Portfolio, and that
                this Portfolio is available only
                with certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2016: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the TrueAccumulation benefit and
                maintain liquidity to support
                changes in market conditions for a
                fixed maturity of 2016. Please note
                that you may not make purchase
                payments to this Portfolio, and that
                this Portfolio is available only
                with certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2018: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the TrueAccumulation benefit and
                maintain liquidity to support
                changes in market conditions for a
                fixed maturity of 2018. Please note
                that you may not make purchase
                payments to this Portfolio, and that
                this Portfolio is available only
                with certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2019: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the TrueAccumulation benefit and
                maintain liquidity to support
                changes in market conditions for a
                fixed maturity of 2019. Please note
                that you may not make purchase
                payments to this Portfolio, and that
                this Portfolio is available only
                with certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2020: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the TrueAccumulation benefit and
                maintain liquidity to support
                changes in market conditions for a
                fixed maturity of 2020. Please note
                that you may not make purchase
                payments to this Portfolio, and that
                this Portfolio is available only
                with certain living benefits.
     ----------------------------------------------------------------------

   -------------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   -------------------------------------------------------------------------
     ASSET       AST Capital Growth Asset Allocation        Prudential
     ALLOCA      Portfolio: seeks to obtain total        Investments LLC;
      TION       return consistent with its specified      Quantitative
                 level of risk. The Portfolio               Management
                 primarily invests its assets in a        Associates LLC
                 diversified portfolio of other
                 mutual funds, the underlying
                 portfolios, of the Advanced Series
                 Trust and certain affiliated money
                 market funds. Under normal market
                 conditions, the Portfolio will
                 devote approximately 75% of its net
                 assets to underlying portfolios
                 investing primarily in equity
                 securities (with a range of 67.5% to
                 80%), and 25% of its net assets to
                 underlying portfolios investing
                 primarily in debt securities and
                 money market instruments (with a
                 range of 20.0% to 32.5%). The
                 Portfolio is not limited to
                 investing exclusively in shares of
                 the underlying portfolios and may
                 invest in securities and futures
                 contracts, swap agreements and other
                 financial and derivative instruments.
   -------------------------------------------------------------------------
     ASSET       AST CLS Growth Asset Allocation         CLS Investments
     ALLOCA      Portfolio: seeks the highest                  LLC
      TION       potential total return consistent
                 with its specified level of risk
                 tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 60% to 80% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 20% to 40% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
   -------------------------------------------------------------------------
     ASSET       AST CLS Moderate Asset Allocation       CLS Investments
     ALLOCA      Portfolio: seeks the highest                  LLC
      TION       potential total return consistent
                 with its specified level of risk
                 tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 40% to 60% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 40% to 60% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
   -------------------------------------------------------------------------
    SPECIALTY    AST Cohen & Steers Realty Portfolio:     Cohen & Steers
                 seeks to maximize total return              Capital
                 through investment in real estate       Management, Inc.
                 securities. The Portfolio pursues
                 its investment objective by
                 investing, under normal
                 circumstances, at least 80% of its
                 net assets in common stocks and
                 other equity securities issued by
                 real estate companies, such as real
                 estate investment trusts (REITs).
                 Under normal circumstances, the
                 Portfolio will invest substantially
                 all of its assets in the equity
                 securities of real estate companies,
                 i.e., a company that derives at
                 least 50% of its revenues from the
                 ownership, construction, financing,
                 management or sale of real estate or
                 that has at least 50% of its assets
                 in real estate. Real estate
                 companies may include real estate
                 investment trusts (REITs).
   -------------------------------------------------------------------------
     LARGE       AST DeAM Large-Cap Value Portfolio:         Deutsche
      CAP        seeks maximum growth of capital by         Investment
     VALUE       investing primarily in the value           Management
                 stocks of larger companies. The          Americas, Inc.
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the
                 equity securities of large-sized
                 companies included in the Russell
                 1000(R) Value Index. The subadviser
                 employs an investment strategy
                 designed to maintain a portfolio of
                 equity securities which approximates
                 the market risk of those stocks
                 included in the Russell 1000(R)
                 Value Index, but which attempts to
                 outperform the Russell 1000(R) Value
                 Index through active stock selection.
   -------------------------------------------------------------------------
     SMALL       AST Federated Aggressive Growth         Federated Equity
      CAP        Portfolio: seeks capital growth. The       Management
     GROWTH      Portfolio pursues its investment           Company of
                 objective by investing primarily in      Pennsylvania/
                 the stocks of small companies that      Federated Global
                 are traded on national security            Investment
                 exchanges, NASDAQ stock exchange and    Management Corp.;
                 the over- the-counter-market. Small      Federated MDTA
                 companies will be defined as                  LLC
                 companies with market
                 capitalizations similar to companies
                 in the Russell 2000 Growth and S&P
                 600 Small Cap Index.
   -------------------------------------------------------------------------

  ---------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
  ---------------------------------------------------------------------------
    ASSET       AST First Trust Balanced Target        First Trust Advisors
    ALLOCA      Portfolio: seeks long-term capital            L.P.
     TION       growth balanced by current income.
                The Portfolio seeks to achieve its
                objective by investing approximately
                65% in common stocks and
                approximately 35% in fixed income
                securities. The Portfolio allocates
                the equity portion of the portfolio
                across five uniquely specialized
                strategies - The Dow(R) Target
                Dividend, the Value Line(R) Target
                25, the Global Dividend Target 15,
                the NYSE(R) International Target 25,
                and the Target Small Cap. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
  ---------------------------------------------------------------------------
    ASSET       AST First Trust Capital Appreciation   First Trust Advisors
    ALLOCA      Target Portfolio: seeks long-term             L.P.
     TION       capital growth. The Portfolio seeks
                to achieve its objective by
                investing approximately 80% in
                common stocks and approximately 20%
                in fixed income securities. The
                portfolio allocates the equity
                portion of the portfolio across five
                uniquely specialized strategies -
                the Value Line(R) Target 25, the
                Global Dividend Target 15, the
                Target Small Cap, the Nasdaq(R)
                Target 15, and the NYSE(R)
                International Target 25. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
  ---------------------------------------------------------------------------
    ASSET       AST Focus Four Plus Portfolio: seeks   First Trust Advisors
    ALLOCA      long-term capital growth. The                 L.P.
     TION       Portfolio seeks to achieve its
                objective by investing approximately
                75% in common stocks and
                approximately 25% in fixed-income
                securities. The Portfolio allocates
                the equity portion of the portfolio
                across four uniquely specialized
                strategies - The Dow(R) Target
                Dividend, the Value Line(R) Target
                25, the NYSE(R) International Target
                25, and the S&P Target SMid 60. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks.
  ---------------------------------------------------------------------------
   SPECIALTY    AST Global Real Estate Portfolio:        Prudential Real
                seeks capital appreciation and          Estate Investors
                income. The Portfolio will normally
                invest at least 80% of its liquid
                assets (net assets plus any
                borrowing made for investment
                purposes) in equity-related
                securities of real estate companies.
                The Portfolio will invest in
                equity-related securities of real
                estate companies on a global basis
                and the Portfolio may invest up to
                15% of its net assets in ownership
                interests in commercial real estate
                through investments in private real
                estate.
  ---------------------------------------------------------------------------
    LARGE       AST Goldman Sachs Concentrated            Goldman Sachs
     CAP        Growth Portfolio: seeks long-term       Asset Management,
    GROWTH      growth of capital. The Portfolio              L.P.
                will pursue its objective by
                investing primarily in equity
                securities of companies that the
                subadviser believes have the
                potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the subadviser to
                be positioned for long-term growth.
  ---------------------------------------------------------------------------
   MID CAP      AST Goldman Sachs Mid-Cap Growth          Goldman Sachs
    GROWTH      Portfolio: seeks long-term capital      Asset Management,
                growth. The Portfolio pursues its             L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in
                medium-sized companies. Medium-sized
                companies are those whose market
                capitalizations (measured at the
                time of investment) fall within the
                range of companies in the Russell
                Mid-cap Growth Index. The subadviser
                seeks to identify individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large.
  ---------------------------------------------------------------------------
    SMALL       AST Goldman Sachs Small-Cap Value         Goldman Sachs
     CAP        Portfolio: seeks long-term capital      Asset Management,
    VALUE       appreciation. The Portfolio will              L.P.
                seek its objective through
                investments primarily in equity
                securities that are believed to be
                undervalued in the marketplace. The
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets plus any
                borrowings for investment purposes
                in small capitalization companies.
                The 80% investment requirement
                applies at the time the Portfolio
                invests its assets. The Portfolio
                generally defines small
                capitalization companies as
                companies with market
                capitalizations that are within the
                range of the Russell 2000 Value
                Index at the time of purchase.
  ---------------------------------------------------------------------------

    ------------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
      FIXED      AST High Yield Portfolio: seeks        Pacific Investment
     INCOME      maximum total return, consistent          Management
                 with preservation of capital and          Company LLC
                 prudent investment management. The          (PIMCO)
                 Portfolio will invest, under normal
                 circumstances, at least 80% of its
                 net assets plus any borrowings for
                 investment purposes (measured at
                 time of purchase) in non-investment
                 grade high yield, fixed-income
                 investments which may be represented
                 by forwards or derivatives such as
                 options, futures contracts, or swap
                 agreements. Non-investment grade
                 investments are financial
                 instruments rated Ba or lower by a
                 Moody's Investors Services, Inc. or
                 equivalently rated by Standard
                 Poor's Corporation, or Fitch, or, if
                 unrated, determined by the
                 subadviser to be of comparable
                 quality.
    ------------------------------------------------------------------------
      ASSET      AST Horizon Growth Asset Allocation         Horizon
      ALLOCA     Portfolio: seeks the highest           Investments, LLC
      TION       potential total return consistent
                 with its specified level of risk
                 tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 60% to 80% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 20% to 40% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
    ------------------------------------------------------------------------
      ASSET      AST Horizon Moderate Asset                  Horizon
      ALLOCA     Allocation Portfolio: seeks the        Investments, LLC
      TION       highest potential total return
                 consistent with its specified level
                 of risk tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 40% to 60% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 40% to 60% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
    ------------------------------------------------------------------------
      INTER      AST International Growth Portfolio:     Marsico Capital
     NATIONAL    seeks long-term capital growth.        Management, LLC;
     EQUITY      Under normal circumstances, the         William Blair &
                 Portfolio invests at least 80% of        Company, LLC
                 the value of its assets in
                 securities of issuers that are
                 economically tied to countries other
                 than the United States. Although the
                 Portfolio intends to invest at least
                 80% of its assets in the securities
                 of issuers located outside the
                 United States, it may at times
                 invest in U.S. issuers and it may
                 invest all of its assets in fewer
                 than five countries or even a single
                 country. The Portfolio looks
                 primarily for stocks of companies
                 whose earnings are growing at a
                 faster rate than other companies or
                 which offer attractive growth.
    ------------------------------------------------------------------------
      INTER      AST International Value Portfolio:         LSV Asset
     NATIONAL    seeks long-term capital                   Management;
     EQUITY      appreciation. The Portfolio normally       Thornburg
                 invests at least 80% of the               Investment
                 Portfolio's assets in equity           Management, Inc.
                 securities. The Portfolio will
                 invest at least 65% of its net
                 assets in the equity securities of
                 companies in at least three
                 different countries, without limit
                 as to the amount of assets that may
                 be invested in a single country.
    ------------------------------------------------------------------------
      FIXED      AST Investment Grade Bond Portfolio:      Prudential
     INCOME      seeks the highest potential total         Investment
                 return consistent with its specified   Management, Inc.
                 level of risk tolerance to meet the
                 parameters established to support
                 the Highest Daily Lifetime Seven
                 benefits and maintain liquidity to
                 support changes in market conditions
                 for a fixed duration (weighted
                 average maturity) of about 6 years.
                 Please note that you may not make
                 purchase payments to this Portfolio,
                 and that this Portfolio is available
                 only with certain living benefits.
    ------------------------------------------------------------------------
      INTER      AST JPMorgan International Equity         J.P. Morgan
     NATIONAL    Portfolio: seeks long-term capital        Investment
     EQUITY      growth by investing in a diversified   Management, Inc.
                 portfolio of international equity
                 securities. The Portfolio seeks to
                 meet its objective by investing,
                 under normal market conditions, at
                 least 80% of its assets in a
                 diversified portfolio of equity
                 securities of companies located or
                 operating in developed non-U.S.
                 countries and emerging markets of
                 the world. The equity securities
                 will ordinarily be traded on a
                 recognized foreign securities
                 exchange or traded in a foreign
                 over-the-counter market in the
                 country where the issuer is
                 principally based, but may also be
                 traded in other countries including
                 the United States.
    ------------------------------------------------------------------------

   -------------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   -------------------------------------------------------------------------
     LARGE      AST Large-Cap Value Portfolio: seeks      Dreman Value
      CAP       current income and long-term growth        Management
     VALUE      of income, as well as capital             L.L.C.; Eaton
                appreciation. The Portfolio invests,          Vance
                under normal circumstances, at least       Management;
                80% of its net assets in common         Hotchkis and Wiley
                stocks of large capitalization               Capital
                companies. Large capitalization          Management LLC
                companies are those companies with
                market capitalizations within the
                market capitalization range of the
                Russell 1000 Value Index.
   -------------------------------------------------------------------------
     FIXED      AST Lord Abbett Bond-Debenture          Lord, Abbett & Co.
    INCOME      Portfolio: seeks high current income           LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. The Portfolio invests, under
                normal circumstances, at least 80%
                of the value of its assets in fixed
                income securities. The Portfolio
                allocates its assets principally
                among fixed income securities in
                four market sectors: U.S. investment
                grade securities, U.S. high yield
                securities, foreign securities
                (including emerging market
                securities) and convertible
                securities. Under normal
                circumstances, the Portfolio invests
                in each of the four sectors
                described above. However, the
                Portfolio may invest substantially
                all of its assets in any one sector
                at any time, subject to the
                limitation that at least 20% of the
                Portfolio's net assets must be
                invested in any combination of
                investment grade debt securities,
                U.S. Government securities and cash
                equivalents. The Portfolio may find
                good value in high yield securities,
                sometimes called "lower-rated bonds"
                or "junk bonds," and frequently may
                have more than half of its assets
                invested in those securities. The
                Portfolio may also make significant
                investments in mortgage-backed
                securities. Although the Portfolio
                expects to maintain a weighted
                average maturity in the range of
                five to twelve years, there are no
                maturity restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in
                equity securities. The Portfolio may
                invest up to 20% of its net assets
                in foreign securities.
   -------------------------------------------------------------------------
     LARGE      AST Marsico Capital Growth               Marsico Capital
      CAP       Portfolio: seeks capital growth.         Management, LLC
    GROWTH      Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Growth Index. In selecting
                investments for the Portfolio, the
                subadviser uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection. The "top down" approach
                identifies sectors, industries and
                companies that may benefit from the
                trends the subadviser has observed.
                The subadviser then looks for
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large,
                utilizing a "bottom up" stock
                selection process. The Portfolio
                will normally hold a core position
                of between 35 and 50 common stocks.
                The Portfolio may hold a limited
                number of additional common stocks
                at times when the Portfolio manager
                is accumulating new positions,
                phasing out existing or responding
                to exceptional market conditions.
   -------------------------------------------------------------------------
     INTER      AST MFS Global Equity Portfolio:          Massachusetts
    NATIONAL    seeks capital growth. Under normal      Financial Services
    EQUITY      circumstances the Portfolio invests          Company
                at least 80% of its assets in equity
                securities. The Portfolio may invest
                in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations relative to
                the markets in which they are traded.
   -------------------------------------------------------------------------
     LARGE      AST MFS Growth Portfolio: seeks           Massachusetts
      CAP       long-term capital growth and future,    Financial Services
    GROWTH      rather than current income. Under            Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depositary receipts.
                The subadviser uses a "bottom up" as
                opposed to a "top down" investment
                style in managing the Portfolio.
   -------------------------------------------------------------------------

   --------------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
    MID CAP     AST Mid-Cap Value Portfolio: seeks      EARNEST Partners
     VALUE      to provide capital growth by               LLC; WEDGE
                investing primarily in                       Capital
                mid-capitalization stocks that           Management, LLP
                appear to be undervalued. The
                Portfolio generally invests, under
                normal circumstances, at least 80%
                of the value of its net assets in
                mid- capitalization companies.
                Mid-capitalization companies are
                generally those that have market
                capitalizations, at the time of
                purchase, within the market
                capitalization range of companies
                included in the Russell Midcap Value
                Index during the previous 12-months
                based on month-end data.
   --------------------------------------------------------------------------
     FIXED      AST Money Market Portfolio: seeks          Prudential
    INCOME      high current income while                  Investment
                maintaining high levels of              Management, Inc.
                liquidity. The Portfolio invests in
                high-quality, short-term, U.S.
                dollar denominated corporate, bank
                and government obligations. The
                Portfolio will invest in securities
                which have effective maturities of
                not more than 397 days.
   --------------------------------------------------------------------------
    MID CAP     AST Neuberger Berman Mid-Cap Growth     Neuberger Berman
    GROWTH      Portfolio: seeks capital growth.         Management LLC
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of mid-capitalization companies.
                Mid-capitalization companies are
                those companies whose market
                capitalization is within the range
                of market capitalizations of
                companies in the Russell Midcap(R)
                Growth Index. Using fundamental
                research and quantitative analysis,
                the subadviser looks for
                fast-growing companies that are in
                new or rapidly evolving industries.
                The Portfolio may invest in foreign
                securities (including emerging
                markets securities).
   --------------------------------------------------------------------------
    MID CAP     AST Neuberger Berman/LSV Mid-Cap            LSV Asset
     VALUE      Value Portfolio (formerly known as         Management;
                AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                Portfolio): seeks capital growth.        Management LLC
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of medium capitalization companies.
                For purposes of the Portfolio,
                companies with market
                capitalizations that fall within the
                range of the Russell Midcap(R) Index
                at the time of investment are
                considered medium capitalization
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies.
                Under the Portfolio's value-oriented
                investment approach, the subadviser
                looks for well-managed companies
                whose stock prices are undervalued
                and that may rise in price before
                other investors realize their worth.
   --------------------------------------------------------------------------
     SMALL      AST Neuberger Berman Small-Cap          Neuberger Berman
      CAP       Growth Portfolio: seeks maximum          Management LLC
    GROWTH      growth of investors' capital from a
                portfolio of growth stocks of
                smaller companies. The Portfolio
                pursues its objective, under normal
                circumstances, by primarily
                investing at least 80% of its total
                assets in the equity securities of
                small-sized companies included in
                the Russell 2000 Growth(R) Index.
   --------------------------------------------------------------------------
     ASSET      AST Niemann Capital Growth Asset         Neimann Capital
     ALLOCA     Allocation Portfolio: seeks the          Management Inc.
     TION       highest potential total return
                consistent with its specified level
                of risk tolerance. Under normal
                circumstances, at least 90% of the
                Portfolio's assets will be invested
                in other portfolios of Advanced
                Series Trust (the underlying
                portfolios) while no more than 10%
                of the Portfolio's assets may be
                invested in exchange traded funds
                (ETFs). Under normal market
                conditions, the Portfolio will
                devote from 60% to 80% of its net
                assets to underlying portfolios and
                ETFs investing primarily in equity
                securities, and from 20% to 40% of
                its net assets to underlying
                portfolios and ETFs investing
                primarily in debt securities and
                money market instruments.
   --------------------------------------------------------------------------
     INTER      AST Parametric Emerging Markets        Parametric Portfolio
    NATIONAL    Equity Portfolio: seeks long-term        Associates LLC
    EQUITY      capital appreciation. The Portfolio
                normally invests at least 80% of its
                net assets in equity securities
                traded on the equity markets of
                emerging market countries, which are
                those considered to be developing.
                Emerging markets countries include
                countries in Asia, Latin America,
                the Middle East, Southern Europe,
                Eastern Europe, Africa and the
                region formerly comprising the
                Soviet Union. A company will be
                considered to be located in an
                emerging market country if it is
                domiciled in or derives more that
                50% of its revenues or profits from
                emerging market countries. The
                Portfolio seeks to employ a
                top-down, disciplined and structured
                investment process that emphasizes
                broad exposure and diversification
                among emerging market countries,
                economic sectors and issuers.
   --------------------------------------------------------------------------

    ------------------------------------------------------------------------
     STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                          SUB-ADVISOR
    ------------------------------------------------------------------------
     FIXED     AST PIMCO Limited Maturity Bond         Pacific Investment
     INCOME    Portfolio: seeks to maximize total          Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed- income investment
               instruments of varying maturities
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements.
    ------------------------------------------------------------------------
     FIXED     AST PIMCO Total Return Bond             Pacific Investment
     INCOME    Portfolio: seeks to maximize total          Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements.
    ------------------------------------------------------------------------
     ASSET     AST Preservation Asset Allocation           Prudential
     ALLOCA    Portfolio: seeks to obtain total         Investments LLC;
     TION      return consistent with its specified       Quantitative
               level of risk. The Portfolio                Management
               primarily invests its assets in a         Associates LLC
               diversified portfolio of other
               mutual funds, the underlying
               portfolios, of the Advanced Series
               Trust and certain affiliated money
               market funds. Under normal market
               conditions, the Portfolio will
               devote approximately 35% of its net
               assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 27.5% to
               42.5%), and 65% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 57.5% to 72.5%. The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities and futures
               contracts, swap agreements and other
               financial and derivative instruments.
    ------------------------------------------------------------------------
     LARGE     AST QMA US Equity Alpha Portfolio:         Quantitative
      CAP      seeks long term capital                     Management
     BLEND     appreciation. The portfolio utilizes      Associates LLC
               a long/short investment strategy and
               will normally invest at least 80% of
               its net assets plus borrowings in
               equity and equity related securities
               of US issuers. The benchmark index
               is the Russell 1000(R) which is
               comprised of stocks representing
               more than 90% of the market cap of
               the US market and includes the
               largest 1000 securities in the
               Russell 3000(R) index.
    ------------------------------------------------------------------------
     ASSET     AST Schroders Multi-Asset World              Schroder
     ALLOCA    Strategies (formerly known as AST           Investment
     TION      American Century Strategic               Management North
               Allocation Portfolio): seeks               America Inc.
               long-term capital appreciation
               through a global flexible asset
               allocation approach. This asset
               allocation approach entails
               investing in traditional asset
               classes, such as equity and
               fixed-income investments, and
               alternative asset classes, such as
               investments in real estate,
               commodities, currencies, private
               equity, and absolute return
               strategies. The sub-advisor seeks to
               emphasize the management of risk and
               volatility. Exposure to different
               asset classes and investment
               strategies will vary over time based
               upon the sub advisor's assessments
               of changing market, economic,
               financial and political factors and
               events.
    ------------------------------------------------------------------------
     SMALL     AST Small-Cap Growth Portfolio:            Eagle Asset
      CAP      seeks long-term capital growth. The      Management, Inc.
     GROWTH    Portfolio pursues its objective by
               investing, under normal
               circumstances, at least 80% of the
               value of its assets in
               small-capitalization companies.
               Small-capitalization companies are
               those companies with a market
               capitalization, at the time of
               purchase, no larger than the largest
               capitalized company included in the
               Russell 2000(R) Index at the time of
               the Portfolio's investment.
    ------------------------------------------------------------------------
     SMALL     AST Small-Cap Value Portfolio: seeks       ClearBridge
      CAP      to provide long-term capital growth       Advisors, LLC;
     VALUE     by investing primarily in                  Dreman Value
               small-capitalization stocks that            Management
               appear to be undervalued. The           L.L.C.; J.P. Morgan
               Portfolio invests, under normal             Investment
               circumstances, at least 80% of the      Management, Inc.;
               value of its net assets in small            Lee Munder
               capitalization stocks. Small             Investments, Ltd
               capitalization stocks are the stocks
               of companies with market
               capitalization that are within the
               market capitalization range of the
               Russell 2000(R) Value Index.
    ------------------------------------------------------------------------

   --------------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
     ASSET       AST T. Rowe Price Asset Allocation       T. Rowe Price
     ALLOCA      Portfolio: seeks a high level of        Associates, Inc.
      TION       total return by investing primarily
                 in a diversified portfolio of equity
                 and fixed income securities. The
                 Portfolio normally invests
                 approximately 60% of its total
                 assets in equity securities and 40%
                 in fixed income securities. This mix
                 may vary depending on the
                 subadviser's outlook for the
                 markets. The subadviser concentrates
                 common stock investments in larger,
                 more established companies, but the
                 Portfolio may include small and
                 medium-sized companies with good
                 growth prospects. The fixed income
                 portion of the Portfolio will be
                 allocated among investment grade
                 securities, high yield or "junk"
                 bonds, emerging market securities,
                 foreign high quality debt securities
                 and cash reserves.
   --------------------------------------------------------------------------
     FIXED       AST T. Rowe Price Global Bond            T. Rowe Price
     INCOME      Portfolio: seeks to provide high       International, Inc.
                 current income and capital growth by
                 investing in high-quality foreign
                 and U.S. dollar-denominated bonds.
                 The Portfolio will invest at least
                 80% of its total assets in fixed
                 income securities. The Portfolio
                 invests in all types of bonds,
                 including those issued or guaranteed
                 by U.S. or foreign governments or
                 their agencies and by foreign
                 authorities, provinces and
                 municipalities as well as investment
                 grade corporate bonds, mortgage and
                 asset-backed securities, and
                 high-yield bonds of U.S. and foreign
                 issuers. The Portfolio generally
                 invests in countries where the
                 combination of fixed-income returns
                 and currency exchange rates appears
                 attractive, or, if the currency
                 trend is unfavorable, where the
                 subadviser believes that the
                 currency risk can be minimized
                 through hedging. The Portfolio may
                 also invest up to 20% of its assets
                 in the aggregate in below
                 investment-grade, high-risk bonds
                 ("junk bonds") and emerging market
                 bonds. In addition, the Portfolio
                 may invest up to 30% of its assets
                 in mortgage-related (including
                 mortgage dollar rolls and
                 derivatives, such as collateralized
                 mortgage obligations and stripped
                 mortgage securities) and asset-
                 backed securities. The Portfolio may
                 invest in futures, swaps and other
                 derivatives in keeping with its
                 objective.
   --------------------------------------------------------------------------
     LARGE       AST T. Rowe Price Large-Cap Growth       T. Rowe Price
      CAP        Portfolio: seeks long-term growth of    Associates, Inc.
     GROWTH      capital by investing predominantly
                 in the equity securities of a
                 limited number of large, carefully
                 selected, high-quality U.S.
                 companies that are judged likely to
                 achieve superior earnings growth.
                 The Portfolio takes a growth
                 approach to investment selection and
                 normally invests at least 80% of its
                 net assets in the common stocks of
                 large companies. Large companies are
                 defined as those whose market cap is
                 larger than the median market cap of
                 companies in the Russell 1000 Growth
                 Index as of the time of purchase.
   --------------------------------------------------------------------------
    SPECIALTY    AST T. Rowe Price Natural Resources      T. Rowe Price
                 Portfolio: seeks long-term capital      Associates, Inc.
                 growth primarily through invest in
                 the common stocks of companies that
                 own or develop natural resources
                 (such as energy products, precious
                 metals and forest products) and
                 other basic commodities. The
                 Portfolio invests, under normal
                 circumstances, at least 80% of the
                 value of its assets in natural
                 resource companies. The Portfolio
                 may also invest in non-resource
                 companies with the potential for
                 growth. The Portfolio looks for
                 companies that have the ability to
                 expand production, to maintain
                 superior exploration programs and
                 production facilities, and the
                 potential to accumulate new
                 resources. Although at least 50% of
                 Portfolio assets will be invested in
                 U.S. securities, up to 50% of total
                 assets also may be invested in
                 foreign securities.
   --------------------------------------------------------------------------
     ASSET       AST UBS Dynamic Alpha Portfolio:        UBS Global Asset
     ALLOCA      seeks to maximize total return,            Management
      TION       consisting of capital appreciation      (Americas) Inc.
                 and current income. The Portfolio
                 invests in securities and financial
                 instruments to gain exposure to
                 global equity, global fixed income
                 and cash equivalent markets,
                 including global currencies. The
                 Portfolio may invest in equity and
                 fixed income securities of issuers
                 located within and outside the
                 United States or in open-end
                 investment companies advised by UBS
                 Global Asset Management (Americas)
                 Inc., the Portfolio's subadviser, to
                 gain exposure to certain global
                 equity and global fixed income
                 markets.
   --------------------------------------------------------------------------
     FIXED       AST Western Asset Core Plus Bond         Western Asset
     INCOME      Portfolio: seeks to maximize total         Management
                 return, consistent with prudent             Company
                 investment management and liquidity
                 needs, by investing to obtain its
                 average specified duration. The
                 Portfolio's current target average
                 duration is generally 2.5 to 7
                 years. The Portfolio pursues this
                 objective by investing in all major
                 fixed income sectors with a bias
                 towards non-Treasuries.
   --------------------------------------------------------------------------

   -------------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   -------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VARIABLE
                      INSURANCE PRODUCTS TRUST
   -------------------------------------------------------------------------
    MODERATE    Franklin Templeton VIP Founding         Franklin Templeton
     ALLOCA     Funds Allocation Fund: Seeks capital      Services, LLC
     TION       appreciation, with income as a
                secondary goal. The Fund normally
                invests equal portions in Class 1
                shares of Franklin Income Securities
                Fund; Mutual Shares Securities Fund;
                and Templeton Growth Securities Fund.
   -------------------------------------------------------------------------
                            PROFUNDS VP
   -------------------------------------------------------------------------
    Each ProFunds VP portfolio described below pursues an investment strategy that seeks to provide daily investment results, before fees and expenses, that match a widely followed index, increased by a specified factor relative to the index, or that match the inverse of the index or the inverse of the index multiplied by a specified factor. The investment strategy of some of the portfolios may magnify (both positively and negatively) the daily investment results of the applicable index. It is recommended that only those Annuity Owners who engage a financial advisor to allocate their account value using a strategic or tactical asset allocation strategy invest in these portfolios. The Portfolios are arranged based on the index on which its investment strategy is based.
   -------------------------------------------------------------------------
     SMALL      ProFund VP Small-Cap Value: seeks       ProFund Advisors
      CAP       daily investment results, before               LLC
     VALUE      fees and expenses, that correspond
                to the daily performance of the S&P
                SmallCap 600/Citigroup Value
                Index(R). The S&P SmallCap
                600/Citigroup Value Index is
                designed to provide a comprehensive
                measure of small-cap U.S. equity
                "value" performance. It is an
                unmanaged float adjusted market
                capitalization weighted index
                comprised of stocks representing
                approximately half the market
                capitalization of the S&P SmallCap
                600 Index that have been identified
                as being on the value end of the
                growth-value spectrum. (Note: The
                S&P SmallCap 600 Index is a measure
                of small-cap company U.S. stock
                market performance. It is a float
                adjusted market capitalization
                weighted index of 600 U.S. operating
                companies. Securities are selected
                for inclusion in the index by an S&P
                committee through a nonmechanical
                process that factors criteria such
                as liquidity, price, market
                capitalization, financial viability,
                and public float.)
   -------------------------------------------------------------------------
     SMALL      ProFund VP Small-Cap Growth: seeks      ProFund Advisors
      CAP       daily investment results, before               LLC
    GROWTH      fees and expenses, that correspond
                to the daily performance of the S&P
                SmallCap 600/Citigroup Growth
                Index(R). The S&P SmallCap
                600/Citigroup Growth Index is
                designed to provide a comprehensive
                measure of small-cap U.S. equity
                "growth" performance. It is an
                unmanaged float adjusted market
                capitalization weighted index
                comprised of stocks representing
                approximately half the market
                capitalization of the S&P SmallCap
                600 Index that have been identified
                as being on the growth end of the
                growth-value spectrum. (Note: The
                S&P SmallCap 600 Index is a measure
                of small-cap company U.S. stock
                market performance. It is a float
                adjusted market capitalization
                weighted index of 600 U.S. operating
                companies. Securities are selected
                for inclusion in the index by an S&P
                committee through a nonmechanical
                process that factors criteria such
                as liquidity, price, market
                capitalization, financial viability,
                and public float.)
   -------------------------------------------------------------------------
    The S&P SmallCap 600 Index is a measure of small-cap company U.S.
    stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.
   -------------------------------------------------------------------------
     LARGE      ProFund VP Large-Cap Value: seeks       ProFund Advisors
      CAP       daily investment results, before               LLC
     VALUE      fees and expenses, that correspond
                to the daily performance of the S&P
                500/Citigroup Value Index(R). The
                S&P 500/Citigroup Value Index is
                designed to provide a comprehensive
                measure of large-cap U.S. equity
                "value" performance. It is an
                unmanaged float adjusted market
                capitalization weighted index
                comprised of stocks representing
                approximately half the market
                capitalization of the S&P 500 Index
                that have been identified as being
                on the value end of the growth value
                spectrum.
   -------------------------------------------------------------------------

    -----------------------------------------------------------------------
      STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
    -----------------------------------------------------------------------
      LARGE       ProFund VP Large-Cap Growth: seeks     ProFund Advisors
       CAP        daily investment results, before             LLC
      GROWTH      fees and expenses, that correspond
                  to the daily performance of the S&P
                  500/Citigroup Growth Index(R). The
                  S&P 500/Citigroup Growth Index is
                  designed to provide a comprehensive
                  measure of large-cap U.S. equity
                  "growth" performance. It is an
                  unmanaged float adjusted market
                  capitalization weighted index
                  comprised of stocks representing
                  approximately half the market
                  capitalization of the S&P 500 Index
                  that have been identified as being
                  on the growth end of the
                  growth-value spectrum.
    -----------------------------------------------------------------------
     The S&P 500/Citigroup Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
    -----------------------------------------------------------------------
     MID CAP      ProFund VP Mid-Cap Value: seeks        ProFund Advisors
      VALUE       daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the S&P
                  MidCap 400/Citigroup Value Index(R).
                  The S&P MidCap 400/Citigroup Value
                  Index is designed to provide a
                  comprehensive measure of mid-cap
                  U.S. equity "value" performance. It
                  is an unmanaged float adjusted
                  market capitalization weighted index
                  comprised of stocks representing
                  approximately half the market
                  capitalization of the S&P MidCap 400
                  Index that have been identified as
                  being on the value end of the
                  growth-value spectrum.
    -----------------------------------------------------------------------
     MID CAP      ProFund VP Mid-Cap Growth: seeks       ProFund Advisors
      GROWTH      daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the S&P
                  MidCap 400/Citigroup Growth
                  Index(R). The S&P MidCap
                  400/Citigroup Growth Index is
                  designed to provide a comprehensive
                  measure of mid-cap U.S. equity
                  "growth" performance. It is an
                  unmanaged float adjusted market
                  capitalization weighted index
                  comprised of stocks representing
                  approximately half the market
                  capitalization of the S&P MidCap 400
                  Index that have been identified as
                  being on the growth end of the
                  growth-value spectrum.
    -----------------------------------------------------------------------
     The S&P MidCap 400/Citigroup Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the value end of the growth-value spectrum.
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Consumer Goods: seeks       ProFund Advisors
                  daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the Dow
                  Jones U.S. Consumer Goods Index. The
                  Dow Jones U.S. Consumer Goods Index
                  measures the performance of consumer
                  spending in the goods industry of
                  the U.S. equity market. Component
                  companies include automobiles and
                  auto parts and tires, brewers and
                  distillers, farming and fishing,
                  durable and non-durable household
                  product manufacturers, cosmetic
                  companies, food and tobacco
                  products, clothing, accessories and
                  footwear.
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Consumer Services: seeks    ProFund Advisors
                  daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the Dow
                  Jones U.S. Consumer Services Index.
                  The Dow Jones U.S. Consumer Services
                  Index measures the performance of
                  consumer spending in the services
                  industry of the U.S. equity market.
                  Component companies include
                  airlines, broadcasting and
                  entertainment, apparel and broadline
                  retailers, food and drug retailers,
                  media agencies, publishing,
                  gambling, hotels, restaurants and
                  bars, and travel and tourism.
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Financials: seeks daily     ProFund Advisors
                  investment results, before fees and          LLC
                  expenses, that correspond to the
                  daily performance of the Dow Jones
                  U.S. Financials Index. The Dow Jones
                  U.S. Financials Index measures the
                  performance of the financial
                  services industry of the U.S. equity
                  market. Component companies include
                  regional banks; major U.S. domiciled
                  international banks; full line,
                  life, and property and casualty
                  insurance companies; companies that
                  invest, directly or indirectly in
                  real estate; diversified financial
                  companies such as Fannie Mae, credit
                  card issuers, check cashing
                  companies, mortgage lenders and
                  investment advisers; securities
                  brokers and dealers, including
                  investment banks, merchant banks and
                  online brokers; and publicly traded
                  stock exchanges.
    -----------------------------------------------------------------------

    -----------------------------------------------------------------------
      STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Health Care: seeks daily    ProFund Advisors
                  investment results, before fees and          LLC
                  expenses, that correspond to the
                  daily performance of the Dow Jones
                  U.S. Health Care Index. The Dow
                  Jones U.S. Health Care Index
                  measures the performance of the
                  healthcare industry of the U.S.
                  equity market. Component companies
                  include health care providers,
                  biotechnology companies, medical
                  supplies, advanced medical devices
                  and pharmaceuticals.
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Industrials: seeks daily    ProFund Advisors
                  investment results, before fees and          LLC
                  expenses, that correspond to the
                  daily performance of the Dow Jones
                  U.S. Industrials Index. The Dow
                  Jones U.S. Industrials Index
                  measures the performance of the
                  industrial industry of the U.S.
                  equity market. Component companies
                  include building materials, heavy
                  construction, factory equipment,
                  heavy machinery, industrial
                  services, pollution control,
                  containers and packaging, industrial
                  diversified, air freight, marine
                  transportation, railroads, trucking,
                  land-transportation equipment,
                  shipbuilding, transportation
                  services, advanced industrial
                  equipment, electric components and
                  equipment, and aerospace.
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Real Estate: seeks daily    ProFund Advisors
                  investment results, before fees and          LLC
                  expenses, that correspond to the
                  daily performance of the Dow Jones
                  U.S. Real Estate Index. The Dow
                  Jones U.S. Real Estate Index
                  measures the performance of the real
                  estate sector of the U.S. equity
                  market. Component companies include
                  those that invest directly or
                  indirectly through development,
                  management or ownership of shopping
                  malls, apartment buildings and
                  housing developments; and real
                  estate investment trusts ("REITs")
                  that invest in apartments, office
                  and retail properties. REITs are
                  passive investment vehicles that
                  invest primarily in income-producing
                  real estate or real estate related
                  loans or interests.
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Telecommunications: seeks   ProFund Advisors
                  daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the Dow
                  Jones U.S. Telecommunications Index.
                  The Dow Jones U.S.
                  Telecommunications Index measures
                  the performance of the
                  telecommunications industry of the
                  U.S. equity market. Component
                  companies include fixed-line
                  communications and wireless
                  communications companies.
    -----------------------------------------------------------------------
     SPECIALTY    ProFund VP Utilities: seeks daily      ProFund Advisors
                  investment results, before fees and          LLC
                  expenses, that correspond to the
                  daily performance of the Dow Jones
                  U.S. Utilities Sector Index. The Dow
                  Jones U.S. Utilities Sector Index
                  measures the performance of the
                  utilities industry of the U.S.
                  equity market. Component companies
                  include electric utilities, gas
                  utilities and water utilities.
    -----------------------------------------------------------------------


 "Dow Jones Industrial Average/SM/", "DJIA/SM/", "Dow Industrials/SM/", "The Dow/SM/", and the other Dow indices, are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The portfolios are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

 "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust. The Portfolios are not sponsored, endorsed, managed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

 Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

 Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefits could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments).

 WHAT ARE THE FIXED RATE OPTIONS?

 The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome - Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome - Highest Daily.

 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options.

 ONE-YEAR FIXED INTEREST RATE OPTION
 We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. Amounts allocated to the Fixed Rate Option become part of Allstate New York's general assets.

 We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

 OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
 From time to time we may offer an Enhanced Dollar Cost Averaging ("DCA") program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.

 The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.

 NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate New York may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate New York incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate New York's general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate New York receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

 WHAT ARE THE CONTRACT FEES AND CHARGES?
 Contingent Deferred Sales Charge (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."

 Transfer Fee: Currently, you may make twenty (20) free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the twentieth in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the twenty free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the twenty free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

 Annual Maintenance Fee: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $30.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

 Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate New York for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.


 The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, the interest rate amount we credit to Fixed Rate Options may also reflect similar assumptions about the insurance guarantees provided under each Annuity and the administrative costs associated with providing the Annuity benefits. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those assumptions.

 Optional Benefits for which we assess a charge: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.


 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate New York with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?

 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.


 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. Generally, these types of changes will be based on a reduction to our sales, maintenance or administrative expenses due to the nature of the individual or group purchasing the Annuity. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional Purchase Payments; (d) whether an annuity is reinstated pursuant to our rules; and/or (e) other transactions where sales, maintenance or administrative expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

 Initial Purchase Payment:
 You must make a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.


 Where allowed by law, we must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more. We may apply certain limitations and/or restrictions on an Annuity as a condition of our acceptance, including limiting the liquidity features or the Death Benefit protection provided under an Annuity, limiting the right to make additional Purchase Payments, changing the number of transfers allowable under an Annuity or restricting the Sub-accounts or Fixed Rate Options that are available. Other limitations and/or restrictions may apply. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.


 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate New York. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate New York via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.

 Age Restrictions:
 Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 Owner, Annuitant and Beneficiary Designations:
 We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."
..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus.
..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
..   A new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
..   A new Annuitant subsequent to the Annuity Date;
..   For "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
..   A change in beneficiary if the Owner had previously made the designation irrevocable.

 There may be restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" section of the Prospectus for any such restrictions.

 Spousal Owners/Spousal Beneficiaries/Spousal Annuitants If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative beneficiary designation. Unless you elect an alternative beneficiary designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

 Spousal assumption is only permitted to spouses as defined by federal law.

 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?

 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Under New York law the right to cancel period is ten (10) days, measured from the time that you received your Annuity. If you are purchasing your Annuity through an exchange of another annuity, the right to cancel period is 60 days. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current Account Value less any federal and state income tax withholding. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.


 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?

 The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate New York's systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86/th/ birthday. However, purchase payments are not permitted if the Account Value drops to zero.


 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate New York's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

 Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.

 Subsequent Purchase Payments: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
 We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome Highest Daily 7, or TrueIncome - Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or
 (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
 Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
 We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

   Oldest owner's age on the date that  Purchase credit on purchase payments
              the purchase                          as they are
   payment is applied to the annuity          applied to the annuity
   --------------------------------------------------------------------------
                 0-80                                 6.00%*
   --------------------------------------------------------------------------
                 81-85                                3.00%
   --------------------------------------------------------------------------

 * For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.

 HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
 ANNUITY?
 Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 Examples of Applying the Purchase Credit

 Initial Purchase Payment
 Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

 The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate New York under certain circumstances:

..   any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered (to the extent allowed by state law); and

..   if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

 The Account Value may be substantially reduced if Allstate New York recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

 General Information about the Purchase Credit Feature
..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes.
..   You may not withdraw the amount of any Purchase Credit under the Free
    Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.

 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com).

 We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and
 (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals. Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the
    "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate New York as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.



 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?
 Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.

 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your Financial Professional has this authority, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.


 Please Note: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a Financial Professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the Financial Professional or impose other transfer restrictions we deem necessary. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your Financial Professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. Please note that if you have engaged a third party investment advisor to provide asset allocation services with respect to your Annuity, we do not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome - Highest Daily 7, and TrueIncome - Spousal Highest Daily 7).

 We will immediately send you confirmations of transactions that affect your Annuity.


 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, required minimum distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro-rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
 (For more information, see "Tax Considerations.")

 During the Accumulation Period
 A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

 During the Annuitization Period
 During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

 The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For contracts issued as non-qualified annuities, the Internal Revenue Code provides for the same exemption from penalty under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of required minimum distributions.)


 Note that under the Worker, Retiree and Employer Recovery Act of 2008, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010. For purposes of determining whether your withdrawal is subject to the Contingent Deferred Sales Charge, we will continue to treat the calculated amount that would have been a required minimum distribution if not for the suspension as the amount not subject to Contingent Deferred Sales Charge.


 Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.

 The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code. Annuitized payments are not suspended as required minimum distributions for 2009.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.


 To request the forms necessary to surrender your Annuity, call 1-877-234-8688 or visit our Internet Website at www.accessallstate.com.


 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. For non-qualified annuity contracts, your Annuity Date must be no later than the first day of the month next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date), and certain annuity options may not be available depending on the age of the Owner or Annuitant. For qualified contracts, generally your Annuity Date must be no later than the first day of the month next following the 92/nd/ birthday of the Annuitant (unless we agree to another date) and certain annuity options may not be available depending on the age of the Annuitant. Certain States may have different requirements, based on applicable laws. Please refer to your Annuity contract.

 Certain of these annuity options may be available to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, you may not annuitize within the first three Annuity Years.

 Option 1
 Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump-sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity with 120 Months Certain Period Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

 If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your Annuity Date.

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 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

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                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
 Allstate New York offers different optional benefits, for an additional charge, that can provide investment protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:
..   Protecting a principal amount from decreases in value due to investment performance;

..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;

..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or
..   Providing spousal continuation of certain benefits.

 The "living benefits" are as follows:
..   Guaranteed Minimum Income Benefit (GMIB)/1/
..   TrueIncome and TrueIncome - Spousal/1/
..   TrueIncome - Highest Daily/1/
..   TrueIncome - Highest Daily 7
..   TrueIncome - Spousal Highest Daily 7

 (1)No longer available for new elections.

 Here is a general description of each kind of living benefit that exists under this Annuity:
       . Guaranteed Minimum Income Benefit or ("GMIB"). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.


       . Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. The withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome - Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome - Spousal, and TrueIncome - Highest Daily are no longer available for new elections.

 Please refer to the benefit description that follows for a complete description of the terms, conditions and limitations of each optional benefit. See the chart in the "Investment Options" section of the Prospectus on page 12 for a list of investment options available and permitted with each benefit. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).


 Termination of Existing Benefits and Election of New Benefits
 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.

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

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit is no longer available for new elections.

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 Key Feature - Protected Income Value
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the sum of any reductions in the Protected Income Value due to withdrawals you make from your Annuity after the waiting period begins.

..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.
..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 Stepping-Up the Protected Income Value - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.

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

..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000 and the Protected Income Value is $242,006.64. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 Example 3. Reset of the Dollar-for-dollar Limit
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37. The Remaining Limit is reset to 5% of this amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   the Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 Key Feature - GMIB Annuity Payments

 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.


 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

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

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 On the date that you elect to begin receiving GMIB Annuity Payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

 GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Other Important Considerations
 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.
..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

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

 Election of the Benefit

 The GMIB benefit is no longer available for election. The Annuitant must have been age 75 or less as of the effective date of the GMIB benefit.


 Termination of the Benefit
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 Charges under the Benefit
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 No charge applies after the Annuity Date.

 TRUEINCOME(R)
 TrueIncome is no longer being offered. TrueIncome could be elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must be at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

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

..   If you elect TrueIncome at the time you purchase your Annuity, the Account
    Value will be your initial Purchase Payment.

..   For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.

..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to 7% per Annuity Year of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

 Step-Up of the Protected Withdrawal Value
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under TrueIncome
..   The Protected Withdrawal Value can be stepped up again on or after the
    1/st/ anniversary of the preceding step-up

 If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected TrueIncome and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 Key Feature - Annual Income Amount under TrueIncome
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

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 Key Feature - Annual Withdrawal Amount under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 Examples of Withdrawals
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550.
    Annual Withdrawal Amount for future Annuity Years remains at $18,550.
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
    Annual Income Amount for future Annuity Years remains at $13,250.
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-dollar and proportional reductions
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550
..   Remaining Annual Income Amount for current Annuity Year = $0


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

 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

 Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
..   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
..   Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value
    before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

 Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

 Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627
..   Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount
    ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
..   Proportional reduction = Excess Withdrawal/Account Value before Excess
    Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
    $6,503} = $239,947

 Benefits Under TrueIncome
..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

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

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
..   Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual
    Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

 Election of the Benefit

 We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you generally will only be permitted to elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Once TrueIncome is cancelled you are not required to re-elect another optional living benefit. If you cancel TrueIncome, you lose all guarantees under the benefit and will base any guarantees under the new benefit on your current Account Value. Any such new benefit may be more expensive.


 Termination of the Benefit
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

 The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations

 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.


 Note that under the Worker, Retiree and Employer Recovery Act of 2008, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010. We will continue to treat the calculated amount that would have been a required minimum distribution if not for the suspension as the amount available for withdrawal if you so choose.

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

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - SPOUSAL
 TrueIncome - Spousal is no longer being offered. TrueIncome - Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome - Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome
 - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of TrueIncome - Spousal and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Key Feature - Initial Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome - Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).



 Key Feature - Annual Income Amount under TrueIncome - Spousal
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

 Step-Up of Annual Income Amount
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

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 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Examples of withdrawals and step-up
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250

 Example 2. Dollar-for-dollar and proportional reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250
    $1,750) reduces
..   Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 Example 3. Step-up of the Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER TRUEINCOME - SPOUSAL
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or

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

       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under TrueIncome - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's
    Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC).
    If you surrender your Annuity, you will receive the current Surrender
    Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the Surviving Designated Life to continue TrueIncome - Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See
    "Spousal Designations", and "Spousal Assumption of Annuity" in this Prospectus.

 Election of and Designations under the Benefit

 We no longer permit elections of TrueIncome - Spousal - whether for those who currently participate in TrueIncome - Spousal or for those who are buying an Annuity for the first time. If you wish, you may cancel TrueIncome - Spousal, however you generally will only be permitted to elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Once TrueIncome - Spousal is cancelled you are not required to re-elect another optional living benefit. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. In addition, any such new benefit you elect may be more expensive.

 TrueIncome - Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:

 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.


 Termination of the Benefit
 The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations

 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.


 Note that under the Worker, Retiree and Employer Recovery Act of 2008, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010. We will continue to treat the calculated amount that would have been a required minimum distribution if not for the suspension as the amount available for withdrawal if you so choose.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - HIGHEST DAILY

 TrueIncome - Highest Daily is no longer offered for new elections. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit. Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.


 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome - Highest Daily, and in Appendix C to this prospectus, we set forth the formula under which we make those asset transfers.

 As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

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

 Key Feature - Total Protected Withdrawal Value
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected TrueIncome - Highest
    Daily;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 Key Feature - Total Annual Income Amount under TrueIncome - Highest Daily
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2006.
   .   TrueIncome - Highest Daily is elected on March 5, 2007.

 Dollar-for-dollar reductions
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than

 $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Total Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Highest Daily
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount,
    TrueIncome - Highest Daily terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
    TrueIncome - Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

..   Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.
..   You cannot allocate purchase payments or transfer Account Value to or from the Benefit Fixed Rate Account if you elect this benefit.

..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Option triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain
    TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   The charge for TrueIncome - Highest Daily is 0.60% annually, assessed against the average daily net assets of the Sub-accounts and as a reduction to the interest rate credited under the Benefit Fixed Rate Account. This charge is in addition to any other fees under the annuity.

 Election of and Designations under the Benefit
 For TrueIncome - Highest Daily, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.


 We no longer permit elections of TrueIncome - Highest Daily. If you wish, you may cancel TrueIncome - Highest Daily, however you generally will only be permitted to elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of TrueIncome - Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the asset transfer formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of reallocation. Once TrueIncome - Highest Daily is cancelled you are not required to re-elect another optional living benefit. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time.


 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

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 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected TrueIncome - Highest Daily;
    and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Mathematical Formula Component of TrueIncome - Highest Daily

 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect TrueIncome - Highest Daily. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e. the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to, or make transfers to or from, the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome
 - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.


 Under the formula component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix C to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion below regarding the 90% cap.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily, the ratios we use will be fixed. For newly issued annuities that elect TrueIncome - Highest Daily and existing annuities that elect TrueIncome - Highest Daily, however, we reserve the right to change the ratios.

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

 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the formula depends upon a number of factors unique to your
 Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
..   How long you have owned TrueIncome - Highest Daily;
..   The performance of the Permitted Sub-accounts you have chosen;
..   The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
..   The amount allocated to each of the Permitted Sub-accounts you have chosen;
..   The amount allocated to the Benefit Fixed Rate Account;
..   Additional purchase payments, if any, you make to your Annuity;
..   Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

 The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

 Additional Tax Considerations

 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.


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

 Note that under the Worker, Retiree and Employer Recovery Act of 2008, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010. We will continue to treat the calculated amount that would have been a required minimum distribution if not for the suspension as the amount available for withdrawal if you so choose.


 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.


 Optional 90% Cap Rule Feature for the Formula Under TrueIncome - Highest Daily


 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.


 If you currently participate in TrueIncome - Highest Daily, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix C (page C-2).

 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix C will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions

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


 or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary.


 Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

 Important Considerations When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for TrueIncome - Highest Daily is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.


 TRUEINCOME - HIGHEST DAILY 7
 The income benefit under TrueIncome - Highest Daily 7 currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily 7 is not available if you elect any other optional living benefit, although you may elect any optional death benefit other than the Highest Daily Value death benefit or the Plus40 Life Insurance Rider. As long as TrueIncome - Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus.

 We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Highest Daily 7, and in Appendix D to this prospectus, we set forth the formula under which we make those asset transfers.

 As discussed below, a key component of TrueIncome - Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily 7.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

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 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected
 Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (a)the Account Value; or
 (b)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under TrueIncome - Highest Daily 7
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

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 TrueIncome - Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Highest Daily 7 benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected TrueIncome - Highest
    Daily 7.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Annual Income
                                 withdrawal and Purchase    Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Highest Daily 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Highest Daily 7, and amounts are still payable under TrueIncome - Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Highest Daily 7 terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily 7. TrueIncome - Highest Daily 7 provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment
    Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain TrueIncome - Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

..   The fee for TrueIncome - Highest Daily 7 is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome - Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

 Election of and Designations under the Benefit
 For TrueIncome - Highest Daily 7, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.


 If you wish, you may cancel TrueIncome - Highest Daily 7, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of TrueIncome - Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value at the time you elect a new benefit. Once TrueIncome - Highest Daily 7 is cancelled you are not required to re-elect another optional living benefit.


 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your

 Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

 Upon termination of TrueIncome - Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of TrueIncome - Highest Daily 7
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect TrueIncome - Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily 7, we require that you participate in our mathematical formula, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix D to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Rule), see discussion below.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Highest Daily 7 and existing Annuities that elect TrueIncome - Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary (and in some instances, could be large), as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
   .   How long you have owned TrueIncome - Highest Daily 7;
   .   The performance of the Permitted Sub-accounts you have chosen;
   .   The performance of the AST Investment Grade Bond Sub-account;
   .   The amount allocated to each of the Permitted Sub-accounts you have chosen;
   .   The amount allocated to the AST Investment Grade Bond Sub-account;
   .   Additional purchase payments, if any, you make to your Annuity;
   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

 The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

 Additional Tax Considerations

 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 Note that under the Worker, Retiree and Employer Recovery Act of 2008, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010. We will continue to treat the calculated amount that would have been a required minimum distribution if not for the suspension as the amount available for withdrawal if you so choose.


 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.


 Optional 90% Cap Rule Feature for Formula for TrueIncome - Highest Daily 7


 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.


 If you currently own an Annuity and have elected TrueIncome - Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is added to Appendix D (page D-3).

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix D will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the

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

 AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer to the permitted Sub-accounts could occur following the Valuation Day, and in some instances (based on the formula) this additional transfer could be large.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.


 TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 TrueIncome - Spousal Highest Daily 7 is the spousal version of TrueIncome - Highest Daily 7. TrueIncome - Spousal Highest Daily 7 must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit is elected. TrueIncome - Spousal Highest Daily 7 is not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

 The benefit guarantees that until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome - Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Spousal Highest Daily 7, and in Appendix D to this prospectus, we set forth the formula under which we make those asset transfers.


 As discussed below, a key component of TrueIncome - Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Spousal Highest Daily 7.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the

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

 Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under TrueIncome - Spousal Highest Daily 7 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount. A Purchase Payment that you make will
 (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase

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

 payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome
 - Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Spousal Highest Daily 7 is elected on March 5, 2008.
..   The youngest Designated Life was 70 years old when he/she elected
    TrueIncome - Spousal Highest Daily 7.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

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

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with          Adjusted Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Spousal Highest Daily 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Spousal Highest Daily 7, and amounts are still payable under TrueIncome - Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your
    Account Value to zero are more than the Annual Income Amount, TrueIncome - Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond
    Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.

..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain TrueIncome - Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

..   The fee for TrueIncome - Spousal Highest Daily 7 is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

 Election of and Designations under the Benefit.
 TrueIncome - Spousal Highest Daily 7 can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Currently, TrueIncome - Spousal Highest Daily 7 only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

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

..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.


 If you wish, you may cancel TrueIncome - Spousal Highest Daily 7, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of TrueIncome - Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the asset transfer formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value. Once TrueIncome - Spousal Highest Daily 7 benefit is cancelled you are not required to re-elect another optional living benefit.


 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Spousal Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or
 (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of TrueIncome - Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts

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 that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of TrueIncome - Spousal Highest Daily 7
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect TrueIncome - Spousal Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Spousal Highest Daily 7, we require that you participate in our specialized asset transfer benefit, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix D to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur. If you elect the new formula (90% Cap Rule), see the discussion below.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Spousal Highest Daily 7 and existing Annuities that elect TrueIncome - Spousal Highest Daily 7, however, we reserve the right, subject to regulatory approval, to change the ratios.


 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation trigger operates is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Spousal Highest Daily 7.


 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional

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 purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amount of any such transfers will vary (and in some instances could be large) as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
   .   How long you have owned TrueIncome - Spousal Highest Daily 7;
   .   The performance of the Permitted Sub-accounts you have chosen;
   .   The performance of the AST Investment Grade Bond Sub-account;
   . The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
   .   The amount you have allocated to the AST Investment Grade Bond
       Sub-account;
   .   Additional purchase payments, if any, you make to your Annuity;
   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

 The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

 Additional Tax Considerations

 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".


 Note that under the Worker, Retiree and Employer Recovery Act of 2008, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010. We will continue to treat the calculated amount that would have been a required minimum distribution if not for the suspension as the amount available for withdrawal if you so choose.


 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.


 Optional 90% Cap Rule Feature for the Formula for TrueIncome - Spousal Highest Daily 7


 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.


 If you currently own an Annuity and have elected TrueIncome - Spousal Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost for adding this feature. This election may only be made once and may not be revoked once elected. The new formula appears in Appendix D of this prospectus (pages D-2 and D-3).

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or 90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would

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

 result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix D will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer to the permitted Sub-accounts could occur following the Valuation Day, and in some instances (based on the formula) this additional transfer could be large.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing The New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.


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                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT
 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate New York for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to the X Series, under certain circumstances, your Death Benefit may be reduced by the amount of any Purchase Credits we applied to your Purchase Payments. (See "How are Purchase Credits Applied to My Accounts Value".)

 The basic Death Benefit is equal to the greater of:
..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFIT
 An optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.

 Currently, this benefit is only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. However, with respect to the L Series, if not previously elected, the HAV death benefit may be elected on the fifth Annuity anniversary and each Annuity anniversary thereafter, but not later than the tenth Annuity anniversary. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. Certain terms and conditions may differ between jurisdictions once approved and if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue. If you elect TrueIncome - Spousal or TrueIncome - Spousal Highest Daily 7, you are not permitted to elect the optional Death Benefit. With respect to the X Series, under certain circumstances, the Optional Death Benefit that you elect may be reduced by the amount of Purchase Credits applied to your Purchase Payments.

 Investment Restrictions may apply if you elect certain optional death benefits. See the chart in the "Investment Options" section of the Prospectus for a list of investment options available and permitted with each benefit.

 Highest Anniversary Value Death Benefit ("HAV")
 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Highest Anniversary Value Death Benefit is elected. If an Annuity has joint Owners, the older Owner must be age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must be age 79 or less and death of the Owner refers to the death of the Annuitant.


 If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit shown on page 16. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.


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 Calculation of Highest Anniversary Value Death Benefit
 The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HAV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HAV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date. The amount calculated in Items 1&2 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death.

       Please refer to the definition of Death Benefit Target Date below. This death benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer contract anniversaries before the Death Benefit Target Date is reached.

 Key Terms Used with the Highest Anniversary Value Death Benefit:
..   The Death Benefit Target Date for the Highest Anniversary Value Death
    Benefit is the Annuity anniversary on or after the 80/th /birthday of either the current Owner, or the older of either joint Owners, or the Annuitant, if entity owned.
..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series) since such anniversary.
..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of the Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).
..   Proportional withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

 Annuities with Joint Owners
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

 Annuities owned by Entities
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

 Can I terminate the optional HAV Death Benefit? Does the optional HAV Death Benefit terminate under other circumstances?
 For the B Series and the X Series, the HAV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HAV Death Benefit is elected on the Issue Date, then you may elect to terminate the benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect the optional benefit and (ii) if you did not elect the HAV death benefit on the Issue Date, then you may elect the HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. The HAV Death Benefit will terminate automatically on the Annuity Date. We may also terminate the optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

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 What are the Charges for the Optional Death Benefits?
 We deduct a charge equal to 0.25% per year of the average daily net assets of the Sub-accounts for the HAV Death Benefit. We deduct the charge for this benefit to compensate Allstate New York for providing increased insurance protection under the HAV Death Benefit. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PAYMENT OF DEATH BENEFITS

 Alternative Death Benefit Payment Options - Annuities owned by Individuals (not associated with Tax-Favored Plans)

 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
   .   within five (5) years of the date of death; or
   . as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other "qualified investment" that requires
 Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.


   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the owner. Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. This means that if your beneficiary receives payment as periodic payments, no payment is required in 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.

   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

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 Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 Beneficiary Continuation Option
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a non-qualified Annuity.

 Under the Beneficiary Continuation Option:
..   The beneficiary must apply at least $15,000.
..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified and qualified Annuities, the charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No Fixed Allocations or fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the Annuity.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.
..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

 Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 Spousal Beneficiary - Assumption of Annuity
 You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

 ARE THERE ANY EXCEPTIONS TO THESE RULES FOR PAYING THE DEATH BENEFIT?
 Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter) and did not become the Owner or

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 Annuitant due to the prior Owner's or Annuitant's death. Any Death Benefit
 (including any optional Death Benefit) that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

 WHEN DO YOU DETERMINE THE DEATH BENEFIT?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

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                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome - Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - TrueIncome - Highest Daily" section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Allstate New York is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. EST). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Allstate New York will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

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 Initial Purchase Payments: We are required to allocate your initial Purchase
 Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.

 Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions.

 Scheduled Transactions: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

 Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. Unscheduled transactions are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.


 Death Benefits: Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.


 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the Highest Anniversary Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

 Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through our Internet website (www.accessallstate.com). You cannot request a transaction involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m.

 Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

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                              TAX CONSIDERATIONS

 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA contributions. The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the annuity upon the death of the first partner under the annuity's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the annuity.

 The discussion below generally assumes that the Annuity Contract is issued to the Contract Owner. For Annuity Contracts issued under the Beneficiary Continuation Option refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 Taxes Payable by You We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments no later than the first day of the calendar month next following the maximum Annuity date for your Contract. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Contract. However, the IRS may not then consider your contract to be an annuity under the tax law.


 Taxes on Withdrawals and Surrender If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.


 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 Taxes on Annuity Payments A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After

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 the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 Please refer to your Annuity for the maximum Annuity Date.

 Tax Penalty for Early Withdrawal from a Nonqualified Annuity Contract
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;

..   generally the amount paid or received is in the form of substantially equal payments not less frequently than annually and computed over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or

..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.


 Special Rules in Relation to Tax-free Exchanges Under Section 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial exchanges of an Annuity may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. In Revenue Procedure 2008-24, the IRS has indicated that where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 12 months of the date on which the partial exchange was completed, the transfer will retroactively be treated as a taxable distribution from the initial annuity contract and a contribution to the receiving annuity contract. Tax free exchange treatment will be retained if the subsequent surrender or distribution would be eligible for certain exceptions to the 10% federal income tax penalty. It is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.


 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 Taxes Payable by Beneficiaries
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed on gain in the contract.
..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 Considerations for Contingent Annuitants: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a non-qualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.

 Reporting and Withholding on Distributions Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

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 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity.

 Annuity Qualification
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.


 Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.


 Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 Qualified Annuity Contracts
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

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 The following is a general discussion of the tax considerations for Qualified
 Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs, This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs, under Section 408A of the Code;

..   A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the
    Code);
..   Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
..   Section 457 plans (subject to Section 457 of the Code).


 A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 Types of Tax-favored Plans
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a single contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15, or as a current year contribution. In 2009 the contribution limit is $5,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.


 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may directly roll over to an IRA amounts due from qualified plans, Section 403(b) plans, and governmental Section 457(b) plans.

 The rollover rules applicable to non-spouse beneficiaries under the Code are more restrictive than the rollover rules applicable to owner/participants and spouse beneficiaries. Generally, non-spouse beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. Under the Worker Retiree and Employer Recovery Act of 2008, employer retirement plans are required to permit non-spouse beneficiaries to roll over funds to an inherited IRA for plan years beginning after December 31, 2009. This Annuity is not available to be used to accept rollovers from non-spouse beneficiaries.


 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

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..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $49,000 in 2009 ($46,000 in 2008) or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2009, this limit is $245,000 ($230,000 for 2008);
..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $16,500 in 2009 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2009. These amounts are indexed for inflation. These Annuities are not available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.

 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


 Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA, by making a single contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15 of the current year, or with a current contribution. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA, subject to the same income limits. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 are not permitted to roll over funds from an employer plan , other than a Roth 401(k) or Roth 403(b) distribution, to a Roth IRA.


 Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA, subject to the same income limits. However, it is our understanding of the Code that non-spouse beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.


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 Required Minimum Distributions and Payment Options If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Note that under the Worker, Retiree and Employer Recovery Act of 2008, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.

 Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own. If you have previously elected the Minimum Distribution Option to satisfy your required minimum distributions, we will continue to make such distributions to you in 2009 based on this methodology, unless you tell us not to make a 2009 distribution.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

 Required Distributions Upon Your Death for Qualified Annuity Contracts
 Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
    Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. This means that if your beneficiary receives payment as periodic payments, no payment is required in 2009. If your beneficiary elects to receive full distribution by
    December 31 of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the six year anniversary of the date of death.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.


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 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 Tax Penalty for Early Withdrawals from Qualified Annuity Contracts
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;

..   the amount received is attributable to your being disabled; or
..   generally the amount paid or received is in the form of substantially equal payments not less frequently than annually and computed over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will result in retroactive application of the 10% tax penalty.)


 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

..   For any annuity payments, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and

..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 Additional Information
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

 Generation-skipping Transfers
 If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

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                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?

 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.


 WHAT IS ALLSTATE NEW YORK?
 Allstate New York is the issuer of the Annuities. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

 Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

 Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

 Effective June 1, 2006, Allstate New York entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate New York and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Annuity.


 In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2008, consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street East Hartford CT 06108, Ascensus (qualified plan administrator) located at 200 Dryden Road, Dresher, PA 19025, Blue Frog Solutions, Inc. (order entry systems provider) located at 555 SW 12/th/ Ave, Suite 202 Pompano Beach, FL 33069, Broadridge Investor Communication Solutions, Inc. (proxy tabulation services), 51 Mercedes Way Edgewood, NY 11717, EBIX Inc. (order-entry system) located at 5 Concourse Parkway Suite 3200 Atlanta, GA 30328, Diversified Information Technologies Inc. (records management) located at 123 Wyoming Ave Scranton, PA 18503, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials) located at 26 Barnes Industrial Park Road North Wallingford, CT 06492, Insurance Technologies (annuity illustrations) located at 38120 Amrhein Ave., Livonia, MI 48150, Lason Systems Inc. (contract printing and mailing) located at 1305 Stephenson Highway, Troy, MI 48083, Morningstar Associates LLC (asset allocation recommendations) located at 225 West Wacker Drive, Chicago, IL 60606, Pershing LLC (order-entry systems provider) located at One Pershing Plaza Jersey City, NJ 07399, Personix (printing and fulfillment of confirmations and client statements) located at 13100 North Promenade Boulevard Stafford, TX 77477, RR Donnelley Receivables Inc. (printing annual reports and prospectuses) located at 111 South Wacker Drive Chicago, IL 60606-4301, Stanton Group (qualified plan administrator) located at Two Pine Tree Drive Suite 400 Arden Hills, MN 55112 Attention: Alerus Retirement Solutions, State Street (accumulation unit value calculations) located at State Street Financial Center One Lincoln Street Boston, Massachusetts 02111, The Harty Press, Inc. (printing and fulfillment of marketing materials) located at 25 James Street, New Haven, CT 06513, VG Reed & Sons Inc. (printing and fulfillment of annual reports) located at 1002 South 12/th/ Street Louisville, KY 40210, William B. Meyer (printing and fulfillment of prospectuses and marketing materials) located at 255 Long Beach Boulevard Stratford, CT 06615 .


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 WHAT IS THE SEPARATE ACCOUNT?
 Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate New York.

 We own the assets of the Separate Account. The Separate Account is a segregated asset account under New York law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate New York.

 The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.


 We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If we make a fund substitution or change, we may change the Annuity contract to reflect the substitution or change. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.


 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
 Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new

 Sub-accounts that invest in a series of Portfolios other than the Trust that is managed by an affiliate. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 SERVICE FEES
 Allstate New York has entered into an agreement with the Advanced Series Trust, which provides the Portfolios available within this Annuity. Under the terms of the agreement, Allstate New York, or its designee, may provide administrative and/or support services to the Portfolios for which it receives a fee of up to 0.10% annually of the average assets allocated to the Portfolios. In addition, under the terms of the reinsurance agreement between Allstate New York and The Prudential Insurance Company of America (PICA) (see "What Is Allstate New York"), the fee is payable to PICA from Allstate New York. PICA and the Advanced Series Trust are affiliates.

 PICA or its affiliates have entered into agreements with the investment managers of the Advanced Series Trust where PICA or its affiliates may provide administrative and/or support services to the Advanced Series Trust for which a fee or reimbursement is payable.


 Allstate Life of New York and/or our affiliates receive substantial and varying administrative service payments, Rule 12b-1 fees, and "revenue sharing" payments from certain underlying Portfolios or related parties. Rule 12b-1 fees compensate our affiliated principal underwriter for distribution, marketing, and/or servicing functions. Administrative services payments compensate us for providing administrative services with respect to Annuity Owners invested indirectly in the Portfolio, which include duties such as recordkeeping shareholder services, and the mailing of periodic reports. We receive administrative services fees with respect to both affiliated underlying Portfolios and unaffiliated underlying Portfolios. The existence of these fees tends to increase the overall cost of investing in the Portfolio.

 We collect these payments and fees under agreements between us and a Portfolio's principal underwriter, transfer agent, investment adviser and/or other entities related to the Portfolio.

 The 12b-1 fees and administrative services fees that we receive may vary among the different fund complexes that are part of our investment platform. Thus, the fees we collect may be greater or smaller, based on the Portfolios that you select. In addition, we may consider these payments and fees, among a number of factors, when deciding to add or keep a Portfolio on the "menu" of Portfolios that we offer through the Annuity.

 Please see the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" for a listing of the Portfolios that pay a 12b-1 fee. With respect to administrative services fees, the maximum fee that we receive is equal to 0.60% of the average assets allocated to the Portfolio(s) under the Annuity. We expect to make a profit on these fees.


 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE NEW YORK?
 Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

 Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Annuities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

 We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

 From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
 (1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and
 (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.

 In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

 The general types of payments that we make are:
..   Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.
..   Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.
..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

 To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

 We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

 We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

 NAME OF FIRM:

 Morgan Stanley
 LPL Financial Services
 Citi Global Markets
 Edward Jones
 UBS Financial Services


 Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

 Allstate New York does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.

 Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 ADMINISTRATION
 We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.

 We provide the following administrative services, among others:
..   issuance of the Annuities;
..   maintenance of Annuity owner records;
..   Annuity owner services;
..   calculation of unit values;
..   maintenance of the Separate Account; and
..   preparation of Annuity owner reports.

 We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.

 You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

 FINANCIAL STATEMENTS
 The financial statements of the Sub-accounts comprising the Separate Account and Allstate New York are included in the Statement of Additional Information.

 HOW TO CONTACT US
 You can contact us by:


   . calling our Customer Service Team at 1-877-234-8688 during our normal business hours.

   . writing to us via regular mail at Annuity Service Center, P.O. Box 70178, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
   . accessing information about your Annuity through our Internet Website at www.accessallstate.com.

 You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Allstate New York does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Allstate New York reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 LEGAL MATTERS
 All matters of New York law pertaining to the Annuities, including the validity of the Annuities and Allstate New York's right to issue such Annuities under New York law, have been passed upon by Susan L. Lees, General Counsel of Allstate New York.


 On April 17, 2009, AST Investment Services, Inc. ("ASISI") one of the investment managers of Advanced Series Trust, settled separate administrative proceedings brought by the SEC and the New York Attorney General's Office ("NYAG") regarding market timing activities of ASISI related to certain variable annuities and Advanced Series Trust. The settlements relate to conduct that generally occurred between January 1998 and September 2003. Prudential Financial, Inc. ("Prudential Financial") acquired ASISI, formerly named American Skandia Investment Services, Inc., from Skandia Insurance Company Ltd. (publ) in May 2003. Subsequent to the acquisition, Prudential Financial implemented controls, procedures and measures designed to protect customers from the types of activities involved in these settlements. Under the terms of the settlements, ASISI is paying a total of $34 million in disgorgement and an additional $34 million as a civil money penalty, and ASISI has undertaken that by the end of 2009 it will undergo a compliance review by an independent third party, who shall issue a report of its findings and recommendations to ASISI's Board of Directors, the Audit Committee of Advanced Series Trust and the Staff of the SEC. Prudential Investments LLC, the other investment manager of Advanced Series Trust, is not involved in the settlements.


 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
 The following are the contents of the Statement of Additional Information:

   .   Additions, Deletions or Substitutions of Investments
   .   The Annuities
   .   Company
   .   Principal Underwriter
   .   Allocation of Initial Purchase Payment
   .   Determination of Accumulation Unit Values
   .   General Matters
   .   Experts
   .   Financial Statements
   .   Appendix A - Accumulation Unit Values
   .   Separate Account Financial Information
   .   Company Financial Information

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 1-877-234-8688 or by writing to us at the Annuity Service Center, P.O. Box 70178, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits, we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.




                      ALLSTATE RETIREMENT ACCESS B SERIES
                  Allstate Life Insurance Company of New York
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.15%)



                                                                                                       Number of
                                                                   Accumulation     Accumulation      Accumulation
                                                                   Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    11/01/2007 to 12/31/2007                                         $10.25216        $10.23019            0
    01/01/2008 to 12/31/2008                                         $10.23019         $5.99845            0
----------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.55518        $10.10082            0
    01/01/2008 to 12/31/2008                                         $10.10082         $5.93496            0
----------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    11/01/2007 to 12/31/2007                                          $9.98801         $9.58052            0
    01/01/2008 to 12/31/2008                                          $9.58052         $6.18060            0
----------------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
 formerly, AST American Century Strategic Allocation Portfolio
    11/01/2007 to 12/31/2007                                         $10.54558        $10.44198            0
    01/01/2008 to 12/31/2008                                         $10.44198         $7.20649            0
----------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    11/01/2007 to 12/31/2007                                         $10.09711        $10.15309            0
    01/01/2008 to 12/31/2008                                         $10.15309        $10.28948            0
----------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    11/01/2007 to 12/31/2007                                         $10.79159         $9.38860            0
    01/01/2008 to 12/31/2008                                          $9.38860         $6.02842            0
----------------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    11/01/2007 to 12/31/2007                                          $9.69583         $9.71560            0
    01/01/2008 to 12/31/2008                                          $9.71560         $7.91296            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.14926         $9.83615            0
    01/01/2008 to 12/31/2008                                          $9.83615         $6.09701            0
----------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $11.54889        $11.26442            0
    01/01/2008 to 12/31/2008                                         $11.26442         $6.39907            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.35201         $8.85444            0
    01/01/2008 to 07/18/2008                                          $8.85444         $8.13582            0
----------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    11/01/2007 to 12/31/2007                                         $10.65643        $10.54919            0
    01/01/2008 to 12/31/2008                                         $10.54919         $7.76519            0

                                                                                                     Number of
                                                                 Accumulation     Accumulation      Accumulation
                                                                 Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.50749        $10.23799            0
    01/01/2008 to 12/31/2008                                       $10.23799         $5.65876            0
--------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.17442         $9.77256            0
    01/01/2008 to 12/31/2008                                        $9.77256         $5.97799            0
--------------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.91091         $9.47580            0
    01/01/2008 to 12/31/2008                                        $9.47580         $6.58410            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.77641        $10.43403            0
    01/01/2008 to 12/31/2008                                       $10.43403         $6.16137            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.57718        $10.45031            0
    01/01/2008 to 12/31/2008                                       $10.45031         $6.11692            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                      $10.03395         $7.65765            0
--------------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.98440         $9.58244            0
    01/01/2008 to 12/31/2008                                        $9.58244         $5.54292            0
--------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    11/01/2007 to 12/31/2007                                       $10.55167        $10.42273            0
    01/01/2008 to 12/31/2008                                       $10.42273         $7.90817            0
--------------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    11/01/2007 to 12/31/2007                                       $11.25993        $10.85115            0
    01/01/2008 to 12/31/2008                                       $10.85115         $6.04393            0
--------------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.84702        $10.79010            0
    01/01/2008 to 12/31/2008                                       $10.79010         $6.79479            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.95361        $10.52611            0
    01/01/2008 to 12/31/2008                                       $10.52611         $5.91259            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
 formerly, AST Neuberger Berman Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.21149        $10.04861            0
    01/01/2008 to 12/31/2008                                       $10.04861         $5.73621            0
--------------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.08472         $9.89351            0
    01/01/2008 to 12/31/2008                                        $9.89351         $6.35771            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.22195        $10.36790            0
    01/01/2008 to 12/31/2008                                       $10.36790        $10.36432            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.39974        $10.62891            0
    01/01/2008 to 12/31/2008                                       $10.62891        $10.27050            0
--------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.89182         $9.50749            0
    01/01/2008 to 12/31/2008                                        $9.50749         $5.46249            0
--------------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha
 formerly, AST AllianceBernstein Managed Index 500 Portfolio
    11/01/2007 to 12/31/2007                                       $10.20188         $9.77111            0
    01/01/2008 to 12/31/2008                                        $9.77111         $5.91991            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    11/01/2007 to 12/31/2007                                 $11.30337        $11.66699              0
    01/01/2008 to 12/31/2008                                 $11.66699         $5.76870              0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.40127        $10.22655              0
    01/01/2008 to 12/31/2008                                 $10.22655         $7.48722              0
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    11/01/2007 to 12/31/2007                                 $11.00739        $10.49686              0
    01/01/2008 to 12/31/2008                                 $10.49686         $5.81109              0
--------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.51408        $10.45680              0
    01/01/2008 to 12/31/2008                                 $10.45680         $6.82398              0
--------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.55361        $10.36729              0
    01/01/2008 to 12/31/2008                                 $10.36729         $6.00813              0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    11/01/2007 to 12/31/2007                                 $10.54922        $10.63509              0
    01/01/2008 to 12/31/2008                                 $10.63509        $10.25810              0
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    11/01/2007 to 12/31/2007                                 $11.60031        $11.09600              0
    01/01/2008 to 12/31/2008                                 $11.09600         $5.45945              0
--------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.72400        $10.38219              0
    01/01/2008 to 12/31/2008                                 $10.38219         $5.91956              0
--------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.67289        $10.44244              0
    01/01/2008 to 12/31/2008                                 $10.44244         $6.71665            536
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
 formerly, AST Balanced Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.63718        $10.45687              0
    01/01/2008 to 12/31/2008                                 $10.45687         $7.04729              0
--------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
 formerly, AST Conservative Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.59333        $10.46746              0
    01/01/2008 to 12/31/2008                                 $10.46746         $7.37829              0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.52353        $10.51809              0
    01/01/2008 to 12/31/2008                                 $10.51809         $8.37223          9,903
--------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    11/01/2007 to 12/31/2007                                 $10.79749        $10.45149              0
    01/01/2008 to 12/31/2008                                 $10.45149         $6.76922              0
--------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    11/01/2007 to 12/31/2007                                 $11.12628        $10.58860              0
    01/01/2008 to 12/31/2008                                 $10.58860         $6.20652              0
--------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    11/01/2007 to 12/31/2007                                 $10.68182        $10.50785              0
    01/01/2008 to 12/31/2008                                 $10.50785         $7.29212              0
--------------------------------------------------------------------------------------------------------------
AST Investment Grade Bond Portfolio
    05/01/2008* to 12/31/2008                                $10.02972        $10.82778          1,013

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99906        $9.98594                0
    01/01/2008 to 12/31/2008                                 $9.98594        $9.35793                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                               $10.26814        $7.06662                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                               $10.08913        $7.69783                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                               $10.38584        $5.29027                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                               $10.15206        $8.36475                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                               $10.16557        $6.11777                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008                               $10.07257        $6.22099                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008                               $10.18855        $6.48634                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008                               $10.25905        $5.53725                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11370        $6.83301                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008                               $10.22870        $7.20372                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008                               $10.27827        $7.29351                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008                               $10.09872        $7.24002                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11080        $6.73955                0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008                               $10.24158        $6.29322                0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                               $10.17574        $6.12807                0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                               $10.10180        $5.58716                0
-------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                $9.99906        $7.49078                0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07825        $6.66607           32,759
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09942        $6.72110                0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08124        $7.37227                0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11193        $7.16465                0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08942        $7.64236                0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10375        $7.53306                0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES
                  Allstate Life Insurance Company of New York
                                   Prospectus

  ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily and Highest
                Anniversary Value ("HAV") Death Benefit (2.00%)



                                                                                                       Number of
                                                                   Accumulation     Accumulation      Accumulation
                                                                   Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    11/01/2007 to 12/31/2007                                         $10.22940        $10.19345             0
    01/01/2008 to 12/31/2008                                         $10.19345         $5.92701             0
----------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.53176        $10.06447             0
    01/01/2008 to 12/31/2008                                         $10.06447         $5.86411             0
----------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    11/01/2007 to 12/31/2007                                          $9.96581         $9.54608             0
    01/01/2008 to 12/31/2008                                          $9.54608         $6.10700             0
----------------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
 formerly, AST American Century Strategic Allocation Portfolio
    11/01/2007 to 12/31/2007                                         $10.52222        $10.40452             0
    01/01/2008 to 12/31/2008                                         $10.40452         $7.12072             0
----------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    11/01/2007 to 12/31/2007                                         $10.07467        $10.11657             0
    01/01/2008 to 12/31/2008                                         $10.11657        $10.16688             0
----------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    11/01/2007 to 12/31/2007                                         $10.76767         $9.35482             0
    01/01/2008 to 12/31/2008                                          $9.35482         $5.95633             0
----------------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    11/01/2007 to 12/31/2007                                          $9.67427         $9.68064             0
    01/01/2008 to 12/31/2008                                          $9.68064         $7.81882           521
----------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.12669         $9.80074             0
    01/01/2008 to 12/31/2008                                          $9.80074         $6.02426             0
----------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $11.52330        $11.22401             0
    01/01/2008 to 12/31/2008                                         $11.22401         $6.32280             0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.33125         $8.82257             0
    01/01/2008 to 07/18/2008                                          $8.82257         $8.06950             0
----------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    11/01/2007 to 12/31/2007                                         $10.63272        $10.51124             0
    01/01/2008 to 12/31/2008                                         $10.51124         $7.67272             0
----------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.48417        $10.20117             0
    01/01/2008 to 12/31/2008                                         $10.20117         $5.59124             0
----------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.15185         $9.73741             0
    01/01/2008 to 12/31/2008                                          $9.73741         $5.90672             0
----------------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.88891         $9.44177             0
    01/01/2008 to 12/31/2008                                          $9.44177         $6.50560             0

                                                                                                     Number of
                                                                 Accumulation     Accumulation      Accumulation
                                                                 Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.75255        $10.39654              0
    01/01/2008 to 12/31/2008                                       $10.39654         $6.08795              0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.55372        $10.41274              0
    01/01/2008 to 12/31/2008                                       $10.41274         $6.04394              0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                      $10.03326         $7.62849              0
--------------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.96224         $9.54804              0
    01/01/2008 to 12/31/2008                                        $9.54804         $5.47685              0
--------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    11/01/2007 to 12/31/2007                                       $10.52821        $10.38530              0
    01/01/2008 to 12/31/2008                                       $10.38530         $7.81406              0
--------------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    11/01/2007 to 12/31/2007                                       $11.23489        $10.81211              0
    01/01/2008 to 12/31/2008                                       $10.81211         $5.97186              0
--------------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.82295        $10.75131              0
    01/01/2008 to 12/31/2008                                       $10.75131         $6.71375              0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.92930        $10.48828              0
    01/01/2008 to 12/31/2008                                       $10.48828         $5.84206              0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
 formerly, AST Neuberger Berman Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.18877        $10.01240              0
    01/01/2008 to 12/31/2008                                       $10.01240         $5.66775              0
--------------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.06232         $9.85785              0
    01/01/2008 to 12/31/2008                                        $9.85785         $6.28194              0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.19919        $10.33058              0
    01/01/2008 to 12/31/2008                                       $10.33058        $10.24080              0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.37669        $10.59076              0
    01/01/2008 to 12/31/2008                                       $10.59076        $10.14838              0
--------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.86978         $9.47323              0
    01/01/2008 to 12/31/2008                                        $9.47323         $5.39723              0
--------------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha
 formerly, AST AllianceBernstein Managed Index 500 Portfolio
    11/01/2007 to 12/31/2007                                       $10.17922         $9.73599              0
    01/01/2008 to 12/31/2008                                        $9.73599         $5.84939              0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    11/01/2007 to 12/31/2007                                       $11.27831        $11.62509              0
    01/01/2008 to 12/31/2008                                       $11.62509         $5.69990              0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                       $10.37817        $10.18982              0
    01/01/2008 to 12/31/2008                                       $10.18982         $7.39806          1,427
--------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.98300        $10.45916              0
    01/01/2008 to 12/31/2008                                       $10.45916         $5.74172              0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.49076        $10.41923              0
    01/01/2008 to 12/31/2008                                 $10.41923         $6.74262              0
--------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.53018        $10.33000              0
    01/01/2008 to 12/31/2008                                 $10.33000         $5.93648              0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    11/01/2007 to 12/31/2007                                 $10.52578        $10.59688              0
    01/01/2008 to 12/31/2008                                 $10.59688        $10.13609              0
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    11/01/2007 to 12/31/2007                                 $11.57462        $11.05612              0
    01/01/2008 to 12/31/2008                                 $11.05612         $5.39424              0
--------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.70023        $10.34491              0
    01/01/2008 to 12/31/2008                                 $10.34491         $5.84907              0
--------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.64917        $10.40487              0
    01/01/2008 to 12/31/2008                                 $10.40487         $6.63661            709
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
 formerly, AST Balanced Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.61358        $10.41927              0
    01/01/2008 to 12/31/2008                                 $10.41927         $6.96330          1,073
--------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
 formerly, AST Conservative Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.56985        $10.42986              0
    01/01/2008 to 12/31/2008                                 $10.42986         $7.29038              0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.50023        $10.48036              0
    01/01/2008 to 12/31/2008                                 $10.48036         $8.27260          5,848
--------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    11/01/2007 to 12/31/2007                                 $10.77358        $10.41395              0
    01/01/2008 to 12/31/2008                                 $10.41395         $6.68856            103
--------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    11/01/2007 to 12/31/2007                                 $11.10162        $10.55057              0
    01/01/2008 to 12/31/2008                                 $10.55057         $6.13261            775
--------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    11/01/2007 to 12/31/2007                                 $10.65813        $10.47008              0
    01/01/2008 to 12/31/2008                                 $10.47008         $7.20529              0
--------------------------------------------------------------------------------------------------------------
AST Investment Grade Bond Portfolio
    05/01/2008* to 12/31/2008                                $10.02949        $10.76729              0
--------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                 $9.99837         $9.97564              0
    01/01/2008 to 12/31/2008                                  $9.97564         $9.27028              0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2008* to 12/31/2008                                $10.02964        $12.15196              0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2008* to 12/31/2008                                $10.02961        $12.20922              0
--------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                                $10.26792         $7.02704              0
--------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                                $10.08890         $7.65473              0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                               $10.38561        $5.26039               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                               $10.15183        $8.31794               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                               $10.16534        $6.08347               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008                               $10.07235        $6.18606               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008                               $10.18832        $6.44991               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008                               $10.25882        $5.50598               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11347        $6.79467               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008                               $10.22847        $7.16333               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008                               $10.27804        $7.25266               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008                               $10.09850        $7.19946               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11057        $6.70173               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008                               $10.24135        $6.25788               0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                               $10.17506        $6.10465               0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                               $10.10112        $5.56589               0
-------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                $9.99838        $7.46229               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07802        $6.62866           6,080
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09919        $6.68338               0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08101        $7.33097               0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11170        $7.12451               0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08919        $7.59959               0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10352        $7.49086               0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                  Allstate Life Insurance Company of New York
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.50%)



                                                                                                       Number of
                                                                   Accumulation     Accumulation      Accumulation
                                                                   Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    11/01/2007 to 12/31/2007                                         $10.24278        $10.21505            0
    01/01/2008 to 12/31/2008                                         $10.21505         $5.96882            0
----------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.54546        $10.08574            0
    01/01/2008 to 12/31/2008                                         $10.08574         $5.90554            0
----------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    11/01/2007 to 12/31/2007                                          $9.97887         $9.56632            0
    01/01/2008 to 12/31/2008                                          $9.56632         $6.15018            0
----------------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
 formerly, AST American Century Strategic Allocation Portfolio
    11/01/2007 to 12/31/2007                                         $10.53596        $10.42652            0
    01/01/2008 to 12/31/2008                                         $10.42652         $7.17097            0
----------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    11/01/2007 to 12/31/2007                                         $10.08777        $10.13792            0
    01/01/2008 to 12/31/2008                                         $10.13792        $10.23870            0
----------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    11/01/2007 to 12/31/2007                                         $10.78168         $9.37462            0
    01/01/2008 to 12/31/2008                                          $9.37462         $5.99858            0
----------------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    11/01/2007 to 12/31/2007                                          $9.68696         $9.70119            0
    01/01/2008 to 12/31/2008                                          $9.70119         $7.87406            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.13998         $9.82154            0
    01/01/2008 to 12/31/2008                                          $9.82154         $6.06690            0
----------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $11.53835        $11.24772            0
    01/01/2008 to 12/31/2008                                         $11.24772         $6.36737            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.34341         $8.84127            0
    01/01/2008 to 07/18/2008                                          $8.84127         $8.10838            0
----------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    11/01/2007 to 12/31/2007                                         $10.64663        $10.53352            0
    01/01/2008 to 12/31/2008                                         $10.53352         $7.72692            0
----------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.49785        $10.22279            0
    01/01/2008 to 12/31/2008                                         $10.22279         $5.63081            0
----------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.16511         $9.75803            0
    01/01/2008 to 12/31/2008                                          $9.75803         $5.94845            0
----------------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.90183         $9.46174            0
    01/01/2008 to 12/31/2008                                          $9.46174         $6.55164            0
----------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.76657        $10.41858            0
    01/01/2008 to 12/31/2008                                         $10.41858         $6.13100            0

                                                                                                     Number of
                                                                 Accumulation     Accumulation      Accumulation
                                                                 Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.56747        $10.43475            0
    01/01/2008 to 12/31/2008                                       $10.43475         $6.08671            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                      $10.03366         $7.64560            0
--------------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.97526         $9.56825            0
    01/01/2008 to 12/31/2008                                        $9.56825         $5.51560            0
--------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    11/01/2007 to 12/31/2007                                       $10.54197        $10.40723            0
    01/01/2008 to 12/31/2008                                       $10.40723         $7.86918            0
--------------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    11/01/2007 to 12/31/2007                                       $11.24956        $10.83502            0
    01/01/2008 to 12/31/2008                                       $10.83502         $6.01404            0
--------------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.83712        $10.77409            0
    01/01/2008 to 12/31/2008                                       $10.77409         $6.76122            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.94354        $10.51047            0
    01/01/2008 to 12/31/2008                                       $10.51047         $5.88338            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
 formerly, AST Neuberger Berman Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.20210        $10.03366            0
    01/01/2008 to 12/31/2008                                       $10.03366         $5.70783            0
--------------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.07544         $9.87873            0
    01/01/2008 to 12/31/2008                                        $9.87873         $6.32631            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.21261        $10.35253            0
    01/01/2008 to 12/31/2008                                       $10.35253        $10.31309            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.39024        $10.61317            0
    01/01/2008 to 12/31/2008                                       $10.61317        $10.21996            0
--------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.88268         $9.49328            0
    01/01/2008 to 12/31/2008                                        $9.49328         $5.43545            0
--------------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha
 formerly, AST AllianceBernstein Managed Index 500 Portfolio
    11/01/2007 to 12/31/2007                                       $10.19252         $9.75661            0
    01/01/2008 to 12/31/2008                                        $9.75661         $5.89074            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    11/01/2007 to 12/31/2007                                       $11.29295        $11.64962            0
    01/01/2008 to 12/31/2008                                       $11.64962         $5.74017            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                       $10.39174        $10.21138            0
    01/01/2008 to 12/31/2008                                       $10.21138         $7.45021            0
--------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.99739        $10.48133            0
    01/01/2008 to 12/31/2008                                       $10.48133         $5.78239            0
--------------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    11/01/2007 to 12/31/2007                                       $10.50444        $10.44129            0
    01/01/2008 to 12/31/2008                                       $10.44129         $6.79032            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.54392        $10.35188            0
    01/01/2008 to 12/31/2008                                 $10.35188         $5.97843            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    11/01/2007 to 12/31/2007                                 $10.53952        $10.61932            0
    01/01/2008 to 12/31/2008                                 $10.61932        $10.20756            0
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    11/01/2007 to 12/31/2007                                 $11.58971        $11.07952            0
    01/01/2008 to 12/31/2008                                 $11.07952         $5.43245            0
--------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.71419        $10.36673            0
    01/01/2008 to 12/31/2008                                 $10.36673         $5.89032            0
--------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.66310        $10.42695            0
    01/01/2008 to 12/31/2008                                 $10.42695         $6.68349            0
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
 formerly, AST Balanced Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.62750        $10.44139            0
    01/01/2008 to 12/31/2008                                 $10.44139         $7.01262            0
--------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
 formerly, AST Conservative Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.58367        $10.45195            0
    01/01/2008 to 12/31/2008                                 $10.45195         $7.34190            0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.51391        $10.50250            0
    01/01/2008 to 12/31/2008                                 $10.50250         $8.33099            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    11/01/2007 to 12/31/2007                                 $10.78764        $10.43602            0
    01/01/2008 to 12/31/2008                                 $10.43602         $6.73586            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    11/01/2007 to 12/31/2007                                 $11.11611        $10.57296            0
    01/01/2008 to 12/31/2008                                 $10.57296         $6.17596            0
--------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    11/01/2007 to 12/31/2007                                 $10.67204        $10.49227            0
    01/01/2008 to 12/31/2008                                 $10.49227         $7.25618            0
--------------------------------------------------------------------------------------------------------------
AST Investment Grade Bond Portfolio
    05/01/2008* to 12/31/2008                                $10.02962        $10.80279            0
--------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                 $9.99878         $9.98165            0
    01/01/2008 to 12/31/2008                                  $9.98165         $9.32155            0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2008* to 12/31/2008                                $10.02977        $12.19193            0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2008* to 12/31/2008                                $10.02974        $12.24934            0
--------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                $10.17546         $6.11840            0
--------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                                $10.10152         $5.57836            0
--------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                 $9.99878         $7.47904            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07816        $6.65060             0
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09932        $6.70554             0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08114        $7.35523             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11184        $7.14807             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08932        $7.62472             0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10365        $7.51558             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008                               $10.18846        $6.47128             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008                               $10.07248        $6.20657             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008                               $10.22860        $7.18694             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11361        $6.81715             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                               $10.26805        $7.05023             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                               $10.08904        $7.68001             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                               $10.38575        $5.27795             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                               $10.15197        $8.34539             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008                               $10.25896        $5.52426             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008                               $10.27818        $7.27659             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008                               $10.09863        $7.22324             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                               $10.16548        $6.10363             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11070        $6.72389             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008                               $10.24148        $6.27859             0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                  Allstate Life Insurance Company of New York
                                   Prospectus

  ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily and Highest
                Anniversary Value ("HAV") Death Benefit (2.35%)



                                                                                                       Number of
                                                                   Accumulation     Accumulation      Accumulation
                                                                   Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    11/01/2007 to 12/31/2007                                         $10.22011        $10.17840            0
    01/01/2008 to 12/31/2008                                         $10.17840         $5.89787            0
----------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.52217        $10.04962            0
    01/01/2008 to 12/31/2008                                         $10.04962         $5.83535            0
----------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    11/01/2007 to 12/31/2007                                          $9.95679         $9.53206            0
    01/01/2008 to 12/31/2008                                          $9.53206         $6.07709            0
----------------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
 formerly, AST American Century Strategic Allocation Portfolio
    11/01/2007 to 12/31/2007                                         $10.51264        $10.38915            0
    01/01/2008 to 12/31/2008                                         $10.38915         $7.08586            0
----------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    11/01/2007 to 12/31/2007                                         $10.06546        $10.10167            0
    01/01/2008 to 12/31/2008                                         $10.10167        $10.11730            0
----------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    11/01/2007 to 12/31/2007                                         $10.75791         $9.34109            0
    01/01/2008 to 12/31/2008                                          $9.34109         $5.92718            0
----------------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    11/01/2007 to 12/31/2007                                          $9.66551         $9.66645            0
    01/01/2008 to 12/31/2008                                          $9.66645         $7.78061            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.11751         $9.78635            0
    01/01/2008 to 12/31/2008                                          $9.78635         $5.99482            0
----------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $11.51286        $11.20746            0
    01/01/2008 to 12/31/2008                                         $11.20746         $6.29175            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.32276         $8.80959            0
    01/01/2008 to 07/18/2008                                          $8.80959         $8.04260            0
----------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    11/01/2007 to 12/31/2007                                         $10.62305        $10.49576            0
    01/01/2008 to 12/31/2008                                         $10.49576         $7.63518            0
----------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.47462        $10.18612            0
    01/01/2008 to 12/31/2008                                         $10.18612         $5.56378            0
----------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.14262         $9.72302            0
    01/01/2008 to 12/31/2008                                          $9.72302         $5.87769            0
----------------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.87994         $9.42788            0
    01/01/2008 to 12/31/2008                                          $9.42788         $6.47383            0

                                                                                                     Number of
                                                                 Accumulation     Accumulation      Accumulation
                                                                 Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.74279        $10.38126            0
    01/01/2008 to 12/31/2008                                       $10.38126         $6.05812            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.54411        $10.39737            0
    01/01/2008 to 12/31/2008                                       $10.39737         $6.01433            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                      $10.03298         $7.61659            0
--------------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.95320         $9.53397            0
    01/01/2008 to 12/31/2008                                        $9.53397         $5.44996            0
--------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    11/01/2007 to 12/31/2007                                       $10.51867        $10.36998            0
    01/01/2008 to 12/31/2008                                       $10.36998         $7.77570            0
--------------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    11/01/2007 to 12/31/2007                                       $11.22476        $10.79628            0
    01/01/2008 to 12/31/2008                                       $10.79628         $5.94265            0
--------------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.81318        $10.73552            0
    01/01/2008 to 12/31/2008                                       $10.73552         $6.68086            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.91936        $10.47285            0
    01/01/2008 to 12/31/2008                                       $10.47285         $5.81343            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
 formerly, AST Neuberger Berman Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.17952         $9.99766            0
    01/01/2008 to 12/31/2008                                        $9.99766         $5.64001            0
--------------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.05321         $9.84340            0
    01/01/2008 to 12/31/2008                                        $9.84340         $6.25113            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.18997        $10.31545            0
    01/01/2008 to 12/31/2008                                       $10.31545        $10.19085            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.36726        $10.57519            0
    01/01/2008 to 12/31/2008                                       $10.57519        $10.09881            0
--------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.86083         $9.45929            0
    01/01/2008 to 12/31/2008                                        $9.45929         $5.37079            0
--------------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha
 formerly, AST AllianceBernstein Managed Index 500 Portfolio
    11/01/2007 to 12/31/2007                                       $10.16996         $9.72165            0
    01/01/2008 to 12/31/2008                                        $9.72165         $5.82066            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    11/01/2007 to 12/31/2007                                       $11.26807        $11.60797            0
    01/01/2008 to 12/31/2008                                       $11.60797         $5.67201            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                       $10.36874        $10.17479            0
    01/01/2008 to 12/31/2008                                       $10.17479         $7.36181            0
--------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.97306        $10.44377            0
    01/01/2008 to 12/31/2008                                       $10.44377         $5.71367            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.48123        $10.40390            0
    01/01/2008 to 12/31/2008                                 $10.40390         $6.70967            0
--------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.52062        $10.31482            0
    01/01/2008 to 12/31/2008                                 $10.31482         $5.90744            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    11/01/2007 to 12/31/2007                                 $10.51622        $10.58128            0
    01/01/2008 to 12/31/2008                                 $10.58128        $10.08645            0
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    11/01/2007 to 12/31/2007                                 $11.56411        $11.03983            0
    01/01/2008 to 12/31/2008                                 $11.03983         $5.36782            0
--------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.69050        $10.32965            0
    01/01/2008 to 12/31/2008                                 $10.32965         $5.82033            0
--------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.63951        $10.38959            0
    01/01/2008 to 12/31/2008                                 $10.38959         $6.60409            0
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
 formerly, AST Balanced Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.60391        $10.40392            0
    01/01/2008 to 12/31/2008                                 $10.40392         $6.92933            0
--------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
 formerly, AST Conservative Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.56014        $10.41441            0
    01/01/2008 to 12/31/2008                                 $10.41441         $7.25451            0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.49065        $10.46489            0
    01/01/2008 to 12/31/2008                                 $10.46489         $8.23216            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    11/01/2007 to 12/31/2007                                 $10.76376        $10.39862            0
    01/01/2008 to 12/31/2008                                 $10.39862         $6.65578            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    11/01/2007 to 12/31/2007                                 $11.09147        $10.53501            0
    01/01/2008 to 12/31/2008                                 $10.53501         $6.10248            0
--------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    11/01/2007 to 12/31/2007                                 $10.64842        $10.45467            0
    01/01/2008 to 12/31/2008                                 $10.45467         $7.17010            0
--------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                 $9.99809         $9.97138            0
    01/01/2008 to 12/31/2008                                  $9.97138         $9.23451            0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2008* to 12/31/2008                                $10.02955        $12.12416            0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2008* to 12/31/2008                                $10.02952        $12.18124            0
--------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                $10.17477         $6.09512            0
--------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                                $10.10084         $5.55712            0
--------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                 $9.99810         $7.45064            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07793        $6.61351             0
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09909        $6.66803             0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08091        $7.31417             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11161        $7.10814             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08910        $7.58214             0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10342        $7.47366             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008                               $10.18823        $6.43508             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008                               $10.07225        $6.17182             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008                               $10.22837        $7.14677             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11338        $6.77901             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                               $10.26782        $7.01082             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                               $10.08881        $7.63717             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                               $10.38552        $5.24823             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                               $10.15174        $8.29890             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008                               $10.25873        $5.49327             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008                               $10.27795        $7.23610             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008                               $10.09840        $7.18286             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                               $10.16525        $6.06947             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11048        $6.68630             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008                               $10.24125        $6.24345             0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                  Allstate Life Insurance Company of New York
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.55%)



                                                                                                       Number of
                                                                   Accumulation     Accumulation      Accumulation
                                                                   Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    11/01/2007 to 12/31/2007                                         $10.24144        $10.21285            0
    01/01/2008 to 12/31/2008                                         $10.21285         $5.96466            0
----------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.54408        $10.08360            0
    01/01/2008 to 12/31/2008                                         $10.08360         $5.90135            0
----------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    11/01/2007 to 12/31/2007                                          $9.97755         $9.56427            0
    01/01/2008 to 12/31/2008                                          $9.56427         $6.14588            0
----------------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
 formerly, AST American Century Strategic Allocation Portfolio
    11/01/2007 to 12/31/2007                                         $10.53457        $10.42431            0
    01/01/2008 to 12/31/2008                                         $10.42431         $7.16588            0
----------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    11/01/2007 to 12/31/2007                                         $10.08651        $10.13590            0
    01/01/2008 to 12/31/2008                                         $10.13590        $10.23157            0
----------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    11/01/2007 to 12/31/2007                                         $10.78034         $9.37269            0
    01/01/2008 to 12/31/2008                                          $9.37269         $5.99440            0
----------------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    11/01/2007 to 12/31/2007                                          $9.68567         $9.69913            0
    01/01/2008 to 12/31/2008                                          $9.69913         $7.86845            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.13861         $9.81944            0
    01/01/2008 to 12/31/2008                                          $9.81944         $6.06264            0
----------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $11.53683        $11.24534            0
    01/01/2008 to 12/31/2008                                         $11.24534         $6.36287            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.34220         $8.83938            0
    01/01/2008 to 07/18/2008                                          $8.83938         $8.10455            0
----------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    11/01/2007 to 12/31/2007                                         $10.64524        $10.53125            0
    01/01/2008 to 12/31/2008                                         $10.53125         $7.72141            0
----------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.49645        $10.22055            0
    01/01/2008 to 12/31/2008                                         $10.22055         $5.62670            0
----------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.16378         $9.75598            0
    01/01/2008 to 12/31/2008                                          $9.75598         $5.94426            0
----------------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.90056         $9.45982            0
    01/01/2008 to 12/31/2008                                          $9.45982         $6.54703            0
----------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.76516        $10.41636            0
    01/01/2008 to 12/31/2008                                         $10.41636         $6.12668            0

                                                                                                     Number of
                                                                 Accumulation     Accumulation      Accumulation
                                                                 Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.56613        $10.43258            0
    01/01/2008 to 12/31/2008                                       $10.43258         $6.08239            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                      $10.03362         $7.64383            0
--------------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.97397         $9.56624            0
    01/01/2008 to 12/31/2008                                        $9.56624         $5.51161            0
--------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    11/01/2007 to 12/31/2007                                       $10.54056        $10.40502            0
    01/01/2008 to 12/31/2008                                       $10.40502         $7.86353            0
--------------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    11/01/2007 to 12/31/2007                                       $11.24810        $10.83274            0
    01/01/2008 to 12/31/2008                                       $10.83274         $6.00981            0
--------------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.83571        $10.77184            0
    01/01/2008 to 12/31/2008                                       $10.77184         $6.75648            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.94210        $10.50826            0
    01/01/2008 to 12/31/2008                                       $10.50826         $5.87924            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
 formerly, AST Neuberger Berman Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.20079        $10.03153            0
    01/01/2008 to 12/31/2008                                       $10.03153         $5.70384            0
--------------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.07416         $9.87668            0
    01/01/2008 to 12/31/2008                                        $9.87668         $6.32175            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.21125        $10.35032            0
    01/01/2008 to 12/31/2008                                       $10.35032        $10.30596            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.38889        $10.61093            0
    01/01/2008 to 12/31/2008                                       $10.61093        $10.21282            0
--------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.88138         $9.49128            0
    01/01/2008 to 12/31/2008                                        $9.49128         $5.43158            0
--------------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha
 formerly, AST AllianceBernstein Managed Index 500 Portfolio
    11/01/2007 to 12/31/2007                                       $10.19121         $9.75457            0
    01/01/2008 to 12/31/2008                                        $9.75457         $5.88658            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    11/01/2007 to 12/31/2007                                       $11.29153        $11.64720            0
    01/01/2008 to 12/31/2008                                       $11.64720         $5.73614            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                       $10.39037        $10.20919            0
    01/01/2008 to 12/31/2008                                       $10.20919         $7.44504            0
--------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.99590        $10.47908            0
    01/01/2008 to 12/31/2008                                       $10.47908         $5.77828            0
--------------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    11/01/2007 to 12/31/2007                                       $10.50305        $10.43905            0
    01/01/2008 to 12/31/2008                                       $10.43905         $6.78550            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.54253        $10.34967            0
    01/01/2008 to 12/31/2008                                 $10.34967         $5.97424            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    11/01/2007 to 12/31/2007                                 $10.53816        $10.61706            0
    01/01/2008 to 12/31/2008                                 $10.61706        $10.20039            0
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    11/01/2007 to 12/31/2007                                 $11.58822        $11.07720            0
    01/01/2008 to 12/31/2008                                 $11.07720         $5.42861            0
--------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.71276        $10.36456            0
    01/01/2008 to 12/31/2008                                 $10.36456         $5.88617            0
--------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.66158        $10.42459            0
    01/01/2008 to 12/31/2008                                 $10.42459         $6.67869            0
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
 formerly, AST Balanced Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.62603        $10.43911            0
    01/01/2008 to 12/31/2008                                 $10.43911         $7.00760            0
--------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
 formerly, AST Conservative Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.58225        $10.44975            0
    01/01/2008 to 12/31/2008                                 $10.44975         $7.33671            0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.51251        $10.50026            0
    01/01/2008 to 12/31/2008                                 $10.50026         $8.32510            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    11/01/2007 to 12/31/2007                                 $10.78623        $10.43379            0
    01/01/2008 to 12/31/2008                                 $10.43379         $6.73104            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    11/01/2007 to 12/31/2007                                 $11.11463        $10.57066            0
    01/01/2008 to 12/31/2008                                 $10.57066         $6.17152            0
--------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    11/01/2007 to 12/31/2007                                 $10.67063        $10.49004            0
    01/01/2008 to 12/31/2008                                 $10.49004         $7.25107            0
--------------------------------------------------------------------------------------------------------------
AST Investment Grade Bond Portfolio
    05/01/2008* to 12/31/2008                                $10.02961        $10.79915            0
--------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                 $9.99874         $9.98107            0
    01/01/2008 to 12/31/2008                                  $9.98107         $9.31640            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                                $10.26804         $7.04797            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                                $10.08903         $7.67747            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                                $10.38573         $5.27612            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                                $10.15195         $8.34266            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                                $10.16546         $6.10161            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008                               $10.07247        $6.20453             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008                               $10.18844        $6.46913             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008                               $10.25895        $5.52251             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11359        $6.81490             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008                               $10.22859        $7.18462             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008                               $10.27816        $7.27419             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008                               $10.09862        $7.22081             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11069        $6.72171             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008                               $10.24147        $6.27656             0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                               $10.17542        $6.11699             0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                               $10.10148        $5.57713             0
-------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                $9.99874        $7.47737             0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07814        $6.64837             0
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09931        $6.70325             0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08113        $7.35279             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11182        $7.14570             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08931        $7.62225             0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10364        $7.51318             0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                  Allstate Life Insurance Company of New York
                                   Prospectus

  ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily and Highest
                Anniversary Value ("HAV") Death Benefit (2.40%)



                                                                                                       Number of
                                                                   Accumulation     Accumulation      Accumulation
                                                                   Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    11/01/2007 to 12/31/2007                                         $10.21883        $10.17635            0
    01/01/2008 to 12/31/2008                                         $10.17635         $5.89382            0
----------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.52081        $10.04757            0
    01/01/2008 to 12/31/2008                                         $10.04757         $5.83132            0
----------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    11/01/2007 to 12/31/2007                                          $9.95546         $9.53000            0
    01/01/2008 to 12/31/2008                                          $9.53000         $6.07283            0
----------------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
 formerly, AST American Century Strategic Allocation Portfolio
    11/01/2007 to 12/31/2007                                         $10.51123        $10.38692            0
    01/01/2008 to 12/31/2008                                         $10.38692         $7.08081            0
----------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    11/01/2007 to 12/31/2007                                         $10.06417        $10.09954            0
    01/01/2008 to 12/31/2008                                         $10.09954        $10.11022            0
----------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    11/01/2007 to 12/31/2007                                         $10.75649         $9.33910            0
    01/01/2008 to 12/31/2008                                          $9.33910         $5.92299            0
----------------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    11/01/2007 to 12/31/2007                                          $9.66426         $9.66443            0
    01/01/2008 to 12/31/2008                                          $9.66443         $7.77514            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.11618         $9.78427            0
    01/01/2008 to 12/31/2008                                          $9.78427         $5.99056            0
----------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                         $11.51137        $11.20510            0
    01/01/2008 to 12/31/2008                                         $11.20510         $6.28737            0
----------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.32148         $8.80765            0
    01/01/2008 to 07/18/2008                                          $8.80765         $8.03870            0
----------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    11/01/2007 to 12/31/2007                                         $10.62173        $10.49362            0
    01/01/2008 to 12/31/2008                                         $10.49362         $7.62984            0
----------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    11/01/2007 to 12/31/2007                                         $10.47333        $10.18408            0
    01/01/2008 to 12/31/2008                                         $10.18408         $5.55993            0
----------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                         $10.14130         $9.72102            0
    01/01/2008 to 12/31/2008                                          $9.72102         $5.87360            0
----------------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                          $9.87862         $9.42579            0
    01/01/2008 to 12/31/2008                                          $9.42579         $6.46922            0

                                                                                                     Number of
                                                                 Accumulation     Accumulation      Accumulation
                                                                 Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.74135        $10.37903            0
    01/01/2008 to 12/31/2008                                       $10.37903         $6.05384            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.54277        $10.39521            0
    01/01/2008 to 12/31/2008                                       $10.39521         $6.01015            0
--------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                      $10.03294         $7.61483            0
--------------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.95187         $9.53193            0
    01/01/2008 to 12/31/2008                                        $9.53193         $5.44618            0
--------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    11/01/2007 to 12/31/2007                                       $10.51733        $10.36786            0
    01/01/2008 to 12/31/2008                                       $10.36786         $7.77034            0
--------------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    11/01/2007 to 12/31/2007                                       $11.22326        $10.79394            0
    01/01/2008 to 12/31/2008                                       $10.79394         $5.93836            0
--------------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.81177        $10.73327            0
    01/01/2008 to 12/31/2008                                       $10.73327         $6.67623            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.91791        $10.47059            0
    01/01/2008 to 12/31/2008                                       $10.47059         $5.80929            0
--------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
 formerly, AST Neuberger Berman Mid-Cap Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.17823         $9.99560            0
    01/01/2008 to 12/31/2008                                        $9.99560         $5.63607            0
--------------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    11/01/2007 to 12/31/2007                                       $10.05186         $9.84129            0
    01/01/2008 to 12/31/2008                                        $9.84129         $6.24676            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.18865        $10.31326            0
    01/01/2008 to 12/31/2008                                       $10.31326        $10.18372            0
--------------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    11/01/2007 to 12/31/2007                                       $10.36591        $10.57298            0
    01/01/2008 to 12/31/2008                                       $10.57298        $10.09179            0
--------------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    11/01/2007 to 12/31/2007                                        $9.85955         $9.45728            0
    01/01/2008 to 12/31/2008                                        $9.45728         $5.36702            0
--------------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha
 formerly, AST AllianceBernstein Managed Index 500 Portfolio
    11/01/2007 to 12/31/2007                                       $10.16864         $9.71957            0
    01/01/2008 to 12/31/2008                                        $9.71957         $5.81657            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    11/01/2007 to 12/31/2007                                       $11.26665        $11.60554            0
    01/01/2008 to 12/31/2008                                       $11.60554         $5.66799            0
--------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                       $10.36737        $10.17263            0
    01/01/2008 to 12/31/2008                                       $10.17263         $7.35660            0
--------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    11/01/2007 to 12/31/2007                                       $10.97165        $10.44161            0
    01/01/2008 to 12/31/2008                                       $10.44161         $5.70965            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.47989        $10.40178            0
    01/01/2008 to 12/31/2008                                 $10.40178         $6.70496            0
--------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    11/01/2007 to 12/31/2007                                 $10.51923        $10.31262            0
    01/01/2008 to 12/31/2008                                 $10.31262         $5.90321            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    11/01/2007 to 12/31/2007                                 $10.51486        $10.57912            0
    01/01/2008 to 12/31/2008                                 $10.57912        $10.07953            0
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    11/01/2007 to 12/31/2007                                 $11.56259        $11.03748            0
    01/01/2008 to 12/31/2008                                 $11.03748         $5.36411            0
--------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.68913        $10.32749            0
    01/01/2008 to 12/31/2008                                 $10.32749         $5.81623            0
--------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.63815        $10.38742            0
    01/01/2008 to 12/31/2008                                 $10.38742         $6.59952            0
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
 formerly, AST Balanced Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.60253        $10.40172            0
    01/01/2008 to 12/31/2008                                 $10.40172         $6.92442            0
--------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
 formerly, AST Conservative Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.55892        $10.41238            0
    01/01/2008 to 12/31/2008                                 $10.41238         $7.24959            0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    11/01/2007 to 12/31/2007                                 $10.48927        $10.46268            0
    01/01/2008 to 12/31/2008                                 $10.46268         $8.22631            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    11/01/2007 to 12/31/2007                                 $10.76236        $10.39641            0
    01/01/2008 to 12/31/2008                                 $10.39641         $6.65105            0
--------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    11/01/2007 to 12/31/2007                                 $11.09008        $10.53283            0
    01/01/2008 to 12/31/2008                                 $10.53283         $6.09825            0
--------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    11/01/2007 to 12/31/2007                                 $10.64708        $10.45250            0
    01/01/2008 to 12/31/2008                                 $10.45250         $7.16507            0
--------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                 $9.99805         $9.97078            0
    01/01/2008 to 12/31/2008                                  $9.97078         $9.22953            0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2008* to 12/31/2008                                $10.02953        $12.12017            0
--------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2008* to 12/31/2008                                $10.02950        $12.17723            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                                $10.26781         $7.00859            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                                $10.08880         $7.63470            0
--------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                                $10.38550         $5.24648            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                               $10.15173        $8.29610             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                               $10.16523        $6.06749             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008                               $10.07224        $6.16981             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008                               $10.18822        $6.43289             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008                               $10.25872        $5.49138             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11336        $6.77683             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008                               $10.22836        $7.14444             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008                               $10.27794        $7.23372             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008                               $10.09839        $7.18055             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008                               $10.11046        $6.68416             0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008                               $10.24124        $6.24143             0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                               $10.17473        $6.09375             0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                               $10.10080        $5.55593             0
-------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                $9.99806        $7.44900             0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07792        $6.61128             0
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09908        $6.66583             0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08090        $7.31179             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11160        $7.10584             0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08908        $7.57970             0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10341        $7.47125             0



 *  Denotes the start date of these sub-accounts

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Allstate Life Insurance Company offers several deferred variable annuity products. Each Annuity has different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the annuity. Not all of these annuities may be available to you, depending on your state of residence and/or the broker-dealer through which your Annuity was sold. You can verify which of these Annuities is available to you by speaking to your Financial Professional or calling 1-877-234-8688.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay to stay in the contract. Additionally, differences may exist on various optional benefits such as guaranteed living benefits or Death Benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:
..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected, and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 You can compare the costs of the B Series, L Series, and X Series by examining the section in this prospectus entitled "Summary of Contract Fees and Charges." For example, the X Series has the highest contingent deferred sales charge ("CDSC") and the highest Insurance Charge of the three series, however the X Series offers Purchase Credits and Longevity Credits that the other two series do not. The B Series has the lowest Insurance Charge of the three series, but it does not offer Purchase Credits or Longevity Credits that the X Series offers. The B Series has a lower Insurance Charge than the L Series, however the B Series has a longer CDSC period than the L Series. The L Series has the shortest CDSC period, however the Insurance Charge for the L Series is nearly as high as the X Series, and the L Series does not offer Purchase Credits or Longevity Credits. The L Series offers ProFund VP Sub-accounts and flexibility with the election and termination of certain optional death benefits that the other two series do not offer. As you can see, there are trade-offs associated with the costs and benefits provided by each of the series. In choosing which series to purchase, you should consider which benefits are most important to you, and whether the associated costs offer the greatest value to you.

 The following chart outlines some of the different features for the X Series, L Series, and B Series. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore you should carefully consider which features you plan to use when selecting your annuity. You should also consider the investment objectives, risks, charges and expenses of an investment carefully before investing.

 In addition, the hypothetical illustrations below reflect the Account Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted.

 Allstate RetirementAccess Variable Annuity Series Comparison Below is a summary of the Allstate RetirementAccess Variable Annuity X Series, L Series, and B Series. You should consider the investment objectives, risks, charges and expenses of an investment in any Annuity carefully before investing. This prospectus for the Annuities, as well as the Portfolio prospectuses, contain this and other information about the variable annuities and underlying investment options. Your registered Financial Professional can provide you with the prospectuses for the Portfolios and can help you decide upon the Annuity that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing. Note that not all of the optional benefits listed are currently offered.

                                                 X SERIES                                  L SERIES
-------------------------------------------------------------------------------------------------------------------------
Minimum Investment                         $10,000                                     $10,000
-------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                          75                                          85
-------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge           9 Years (based on date of each              4 Years (based on date of each
                                           purchase payment) (9%, 8.5%,                purchase payment) (7%, 6%, 5%,
                                           8%, 7%, 6%, 5%, 4%, 3%, 2%)                 4%)
-------------------------------------------------------------------------------------------------------------------------
Insurance Charge                           1.55%                                       1.50%
-------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                     Lesser of $30 or 2% of Account              Lesser of $30 or 2% of Account
                                           Value (only applicable if Account           Value (only applicable if Account
                                           Value is less than $100,000)                Value is less than $100,000)
-------------------------------------------------------------------------------------------------------------------------
Purchase Credit                            For purchase payments made up to            No
                                           and including age 80, 6%
                                           regardless of the purchase
                                           payment amount. For purchase
                                           payments made between ages
                                           81-85, 3%, regardless of the
                                           purchase payment amount.
                                           Recaptured on (i) free-look, or
                                           (ii) death.
-------------------------------------------------------------------------------------------------------------------------
Longevity Credit                           0.40% of the sum of all purchase            No
                                           payments that have been in the
                                           Annuity for more than 9 years less
                                           the cumulative amount of
                                           withdrawals made (including
                                           CDSC) through the end of the
                                           period applied annually beginning
                                           on the 10/th/ Annuity Anniversary.
-------------------------------------------------------------------------------------------------------------------------
Fixed Rate Option                          Currently offering duration of              Currently offering duration of
                                           1 year only.                                1 year only.
-------------------------------------------------------------------------------------------------------------------------
Variable Investment Options                Advanced Series Trust                       Advanced Series Trust
                                                                                       ProFund VP
-------------------------------------------------------------------------------------------------------------------------
Basic Death Benefit                        The greater of: purchase payments           The greater of: purchase payments
                                           minus proportional withdrawals;             minus proportional withdrawals;
                                           and unadjusted Account Value,               and Account Value
                                           less an amount equal to all credits
                                           applied within 12 months prior to
                                           the date of death
-------------------------------------------------------------------------------------------------------------------------
Optional Death Benefits (for an            Highest Anniversary Value (HAV)             HAV
 additional cost)
-------------------------------------------------------------------------------------------------------------------------
Living Benefits (for an additional         Guaranteed Minimum Income                   Guaranteed Minimum Income
 cost)                                     Benefit (GMIB)                              Benefit (GMIB)
                                           TrueIncome                                  TrueIncome
                                           TrueIncome--Spousal                         TrueIncome--Spousal
                                           TrueIncome--Highest Daily                   TrueIncome--Highest Daily
                                           TrueIncome--Highest Daily 7                 TrueIncome--Highest Daily 7
                                           TrueIncome--Spousal Highest                 TrueIncome--Spousal Highest
                                           Daily 7                                     Daily 7
-------------------------------------------------------------------------------------------------------------------------


                                                B SERIES
-----------------------------------------------------------------------------
Minimum Investment                          $1,000
-----------------------------------------------------------------------------
Maximum Issue Age                           85
-----------------------------------------------------------------------------
Contingent Deferred Sales Charge            7 Years (based on date of each
                                            purchase payment) (7%, 6%, 5%,
                                            4%, 3%, 2%, 1%)
-----------------------------------------------------------------------------
Insurance Charge                            1.15%
-----------------------------------------------------------------------------
Annual Maintenance Fee                      Lesser of $30 or 2% of Account
                                            Value (only applicable if Account
                                            Value is less than $100,000)
-----------------------------------------------------------------------------
Purchase Credit                             No








-----------------------------------------------------------------------------
Longevity Credit                            No







-----------------------------------------------------------------------------
Fixed Rate Option                           Currently offering duration of
                                            1 year only.
-----------------------------------------------------------------------------
Variable Investment Options                 Advanced Series Trust

-----------------------------------------------------------------------------
Basic Death Benefit                         The greater of: purchase payments
                                            minus proportional withdrawals;
                                            and Account Value



-----------------------------------------------------------------------------
Optional Death Benefits (for an             HAV
 additional cost)
-----------------------------------------------------------------------------
Living Benefits (for an additional          Guaranteed Minimum Income
 cost)                                      Benefit (GMIB)
                                            TrueIncome
                                            TrueIncome--Spousal
                                            TrueIncome--Highest Daily
                                            TrueIncome--Highest Daily 7
                                            TrueIncome--Spousal Highest
                                            Daily 7
-----------------------------------------------------------------------------


 HYPOTHETICAL ILLUSTRATION
 The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the Annuity years specified. The values shown below are based on the following assumptions:

..   An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0%, 6%, and 10% respectively.
..   No subsequent deposits or withdrawals are made from the Annuity.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the Portfolios and the charges that are deducted from the Annuity at the Separate Account level as follows:

 -- 1.13% (for B Series and X Series) and 1.29% (for L Series) based on the fees and expenses of the Portfolios as of December 31, 2008. The arithmetic average of all fund expenses is computed by adding portfolio management fees, 12b-1 fees and other expenses of all of the portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

 -- The Separate Account level charges refer to the Insurance Charge.
..   The Annuity Value and Surrender Value are further reduced by the annual maintenance fee. For the X Series, the Annuity Value and Surrender Value also reflect the addition of any applicable Purchase Credits and Longevity Credits.

 The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the anniversary of the Issue Date of the Annuity ("Annuity Anniversary"), therefore reflecting the withdrawal charge applicable to that Annuity year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the withdrawal charge applicable to the next Annuity year, which usually is lower. The surrender charge is calculated based on the date that the Purchase Payment was made and for purposes of these illustrations, we assume that a single purchase payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide you with a personalized illustration upon request).

 L Share


            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.77%     All years     3.06%     All years      6.95%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,275      90,275      103,095      96,095     106,974       99,974
        ----------------------------------------------------------------------------
         2   94,587      88,587      106,294     100,294     114,456      108,456
        ----------------------------------------------------------------------------
         3   91,973      86,973      109,593     104,593     122,461      117,461
        ----------------------------------------------------------------------------
         4   89,431      85,431      112,994     108,994     131,026      127,026
        ----------------------------------------------------------------------------
         5   86,958      86,958      116,500     116,500     140,190      140,190
        ----------------------------------------------------------------------------
         6   84,552      84,552      120,116     120,116     149,995      149,995
        ----------------------------------------------------------------------------
         7   82,213      82,213      123,843     123,843     160,486      160,486
        ----------------------------------------------------------------------------
         8   79,937      79,937      127,687     127,687     171,710      171,710
        ----------------------------------------------------------------------------
         9   77,723      77,723      131,649     131,649     183,720      183,720
        ----------------------------------------------------------------------------
        10   75,570      75,570      135,735     135,735     196,569      196,569
        ----------------------------------------------------------------------------
        11   73,476      73,476      139,947     139,947     210,317      210,317
        ----------------------------------------------------------------------------
        12   71,439      71,439      144,290     144,290     225,027      225,027
        ----------------------------------------------------------------------------
        13   69,457      69,457      148,768     148,768     240,766      240,766
        ----------------------------------------------------------------------------
        14   67,530      67,530      153,385     153,385     257,605      257,605
        ----------------------------------------------------------------------------
        15   65,656      65,656      158,145     158,145     275,622      275,622
        ----------------------------------------------------------------------------
        16   63,832      63,832      163,053     163,053     294,899      294,899
        ----------------------------------------------------------------------------
        17   62,059      62,059      168,113     168,113     315,524      315,524
        ----------------------------------------------------------------------------
        18   60,334      60,334      173,330     173,330     337,592      337,592
        ----------------------------------------------------------------------------
        19   58,656      58,656      178,709     178,709     361,204      361,204
        ----------------------------------------------------------------------------
        20   57,024      57,024      184,255     184,255     386,466      386,466
        ----------------------------------------------------------------------------
        21   55,436      55,436      189,973     189,973     413,496      413,496
        ----------------------------------------------------------------------------
        22   53,892      53,892      195,869     195,869     442,416      442,416
        ----------------------------------------------------------------------------
        23   52,390      52,390      201,947     201,947     473,359      473,359
        ----------------------------------------------------------------------------
        24   50,929      50,929      208,214     208,214     506,466      506,466
        ----------------------------------------------------------------------------
        25   49,509      49,509      214,676     214,676     541,888      541,888
        ----------------------------------------------------------------------------


 Assumptions:

 a. $100,000 initial investment


 b. Fund Expenses = 1.29%


 c. No optional death benefits or living benefits elected


 d. Surrender value assumes surrender 2 days prior to Annuity anniversary

 B Share


            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.24%     All years     3.62%     All years      7.53%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,764      90,764      103,614      96,614     107,513      100,513
        ----------------------------------------------------------------------------
         2   95,544      89,544      107,369     101,369     115,613      109,613
        ----------------------------------------------------------------------------
         3   93,372      88,372      111,259     106,259     124,323      119,323
        ----------------------------------------------------------------------------
         4   91,250      87,250      115,291     111,291     133,690      129,690
        ----------------------------------------------------------------------------
         5   89,175      86,175      119,469     116,469     143,763      140,763
        ----------------------------------------------------------------------------
         6   87,147      85,147      123,799     121,799     154,594      152,594
        ----------------------------------------------------------------------------
         7   85,164      84,164      128,285     127,285     166,241      165,241
        ----------------------------------------------------------------------------
         8   83,226      83,226      132,934     132,934     178,766      178,766
        ----------------------------------------------------------------------------
         9   81,331      81,331      137,751     137,751     192,235      192,235
        ----------------------------------------------------------------------------
        10   79,478      79,478      142,743     142,743     206,718      206,718
        ----------------------------------------------------------------------------
        11   77,667      77,667      147,916     147,916     222,293      222,293
        ----------------------------------------------------------------------------
        12   75,897      75,897      153,276     153,276     239,040      239,040
        ----------------------------------------------------------------------------
        13   74,166      74,166      158,830     158,830     257,050      257,050
        ----------------------------------------------------------------------------
        14   72,474      72,474      164,586     164,586     276,417      276,417
        ----------------------------------------------------------------------------
        15   70,820      70,820      170,550     170,550     297,242      297,242
        ----------------------------------------------------------------------------
        16   69,203      69,203      176,731     176,731     319,637      319,637
        ----------------------------------------------------------------------------
        17   67,623      67,623      183,135     183,135     343,719      343,719
        ----------------------------------------------------------------------------
        18   66,078      66,078      189,772     189,772     369,616      369,616
        ----------------------------------------------------------------------------
        19   64,567      64,567      196,649     196,649     397,463      397,463
        ----------------------------------------------------------------------------
        20   63,090      63,090      203,775     203,775     427,409      427,409
        ----------------------------------------------------------------------------
        21   61,647      61,647      211,159     211,159     459,610      459,610
        ----------------------------------------------------------------------------
        22   60,235      60,235      218,812     218,812     494,238      494,238
        ----------------------------------------------------------------------------
        23   58,856      58,856      226,741     226,741     531,475      531,475
        ----------------------------------------------------------------------------
        24   57,507      57,507      234,958     234,958     571,517      571,517
        ----------------------------------------------------------------------------
        25   56,189      56,189      243,472     243,472     614,576      614,576
        ----------------------------------------------------------------------------


 Assumptions:

 a. $100,000 initial investment


 b. Fund Expenses = 1.13%


 c. No optional death benefits or living benefits elected


 d. Surrender value assumes surrender 2 days prior to Annuity anniversary

 X Share




            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.63%     All years     3.22%     All years      7.11%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   103,223     94,223      109,399     100,399     113,516      104,516
        ----------------------------------------------------------------------------
         2   100,512     92,012      112,917     104,417     121,587      113,087
        ----------------------------------------------------------------------------
         3    97,872     89,872      116,548     108,548     130,233      122,233
        ----------------------------------------------------------------------------
         4    95,271     88,271      120,296     113,296     139,493      132,493
        ----------------------------------------------------------------------------
         5    92,740     86,740      124,164     118,164     149,412      143,412
        ----------------------------------------------------------------------------
         6    90,274     85,274      128,157     123,157     160,036      155,036
        ----------------------------------------------------------------------------
         7    87,874     83,874      132,278     128,278     171,416      167,416
        ----------------------------------------------------------------------------
         8    85,537     82,537      136,531     133,531     183,604      180,604
        ----------------------------------------------------------------------------
         9    83,260     81,260      140,922     138,922     196,660      194,660
        ----------------------------------------------------------------------------
        10    81,434     81,434      145,866     145,866     211,072      211,072
        ----------------------------------------------------------------------------
        11    79,655     79,655      150,969     150,969     226,508      226,508
        ----------------------------------------------------------------------------
        12    77,923     77,923      156,237     156,237     243,043      243,043
        ----------------------------------------------------------------------------
        13    76,236     76,236      161,674     161,674     260,753      260,753
        ----------------------------------------------------------------------------
        14    74,594     74,594      167,285     167,285     279,722      279,722
        ----------------------------------------------------------------------------
        15    72,995     72,995      173,077     173,077     300,040      300,040
        ----------------------------------------------------------------------------
        16    71,438     71,438      179,056     179,056     321,803      321,803
        ----------------------------------------------------------------------------
        17    69,922     69,922      185,226     185,226     345,114      345,114
        ----------------------------------------------------------------------------
        18    68,445     68,445      191,595     191,595     370,081      370,081
        ----------------------------------------------------------------------------
        19    67,008     67,008      198,169     198,169     396,825      396,825
        ----------------------------------------------------------------------------
        20    65,608     65,608      204,955     204,955     425,470      425,470
        ----------------------------------------------------------------------------
        21    64,245     64,245      211,958     211,958     456,151      456,151
        ----------------------------------------------------------------------------
        22    62,918     62,918      219,187     219,187     489,015      489,015
        ----------------------------------------------------------------------------
        23    61,625     61,625      226,648     226,648     524,215      524,215
        ----------------------------------------------------------------------------
        24    60,367     60,367      234,349     234,349     561,918      561,918
        ----------------------------------------------------------------------------
        25    59,141     59,141      242,297     242,297     602,301      602,301
        ----------------------------------------------------------------------------


 Assumptions:

 a. $100,000 initial investment


 b. Fund Expenses = 1.13%


 c. No optional death benefits or living benefits elected


 d. Surrender value is accounted for 2 days prior to Annuity anniversary

             APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY


 We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the formula that applies to your contract.


 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 Transfer Calculation:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (greater than) 0, Money moving from the Permitted
                                                        Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (less than) 0, Money moving from the Benefit Fixed
                                                        Rate Account to the Permitted Sub-accounts]

 Example:
 Male age 65 contributes $100,000 into the Permitted Sub-accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

 Target Value Calculation:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 Target Ratio:

                      r    =    (L - F) / V
                           =    (76,710.28 - 0)/92,300.00
                           =    83.11%

 Since r (greater than) Cu ( because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.

 T    =    { Min ( V, [L - F - V * Ct]/( 1 - Ct))}
      =    { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80]/(1 - 0.80))}
      =    { Min ( 92,300.00, 14,351.40 )}
      =    14,351.40

 FORMULA FOR CONTRACTS WITH 90% CAP FEATURE

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 Transfer Calculation:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

 On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:

        If (F / (V + F) (greater than) .90) then

                          T    =    F - (V + F) * .90

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) (less than) = .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to Benefit Fixed Rate Account
 T    =    Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),      Money is transferred from the Benefit Fixed Rate
                                                               Account to the Permitted Sub-accounts.

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

   APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
                            SPOUSAL HIGHEST DAILY 7

 1. Formula for Contracts
 Without Election of 90% Cap Feature

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
       . C\\u \\- the upper target is established on the effective date of the Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

       . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

       . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

       .   L - the target value as of the current business day.

       .   r - the target ratio.

       . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

       .   V - the total value of all Permitted Sub-accounts in the annuity.

       . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.

       . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*,
           (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

       . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},      Money is transferred from the Permitted
                                                               Sub-accounts to the AST Investment Grade Bond
                                                               Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the
                                                               Permitted Sub-accounts

                     "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

 2. Formula for Contracts with 90% Cap Feature.
 See above for the Terms and Definitions Referenced in the Calculation Formula.

 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

 On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Sub-account:

                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided B / (V + B) (less than)= .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to AST Investment Grade Bond Sub-account.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Sub-account (F (greater than) 0), assets in the AST Investment Grade Bond Sub-account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min(MAX (0, (0.90 * (V + B)) - B), [L - B - V *     Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to AST Investment Grade Bond
                                                               Sub-Account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Sub-account to the Permitted Sub-
                                                               accounts.

 RA17-1                                                         SKU# RA17-1 5/08

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2009

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                   ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY

 Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company of New York ("Allstate New York"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Life Insurance Company and is funded through the Allstate Life of New York Separate Account A (the "Separate Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

 This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated May 1, 2009, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70178, Philadelphia, Pennsylvania 19176, or contact us by telephone at (877) 234-8688.

 This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Additions, Deletions or Substitutions of Investments                        1
The Annuities                                                               2
Company                                                                     2
Principal Underwriter                                                       2
Allocation of Initial Purchase Payment                                      2
Determination of Accumulation Unit Values                                   2
General Matters                                                             3
Experts                                                                     3
Financial Statements                                                        3
Separate Account Financial Information                                      X
Company Financial Information                                               X

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

 We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

 We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

 We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

 The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

 Allstate Life Insurance Company of New York ("Allstate New York") is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

 Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

 Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

 On June 1, 2006, Allstate New York entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate New York and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

                             PRINCIPAL UNDERWRITER

 We offer the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate New York, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:

                Allstate Distributors, L.L.C. Commission Income

                                                     Commission
                         Fiscal Year Ended             Income
                 ----------------------------------  ----------
                 2008                                    $0
                 2007                                     0
                 2006                                     0

                     ALLOCATION OF INITIAL PURCHASE PAYMENT

 As discussed in the prospectus, we generally will credit the initial purchase payment to your Annuity within two business days from the day on which we receive your payment at the Annuity Service Center. However, we may employ a different procedure than this if your Annuity purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

 The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of American Skandia Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature.

                                GENERAL MATTERS

 Safekeeping of the Separate Account's Assets

 We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

 The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

 Premium Taxes

 Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

 Tax Reserves

 We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.

                                    EXPERTS


 The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

 The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

   . financial statements of Allstate Life Insurance Company of New York as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 and related financial statement schedules, and

   . the financial statements of the Sub-accounts which comprise Allstate Life of New York Separate Account A, as of December 31, 2008 and for each of the periods in the two-year period then ended.

 The financial statements and related financial statement schedules of Allstate Life Insurance Company of New York included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company of New York to meet its obligations under the Annuities.

                       ALLSTATE RETIREMENT ACCESS B SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: Highest Anniversary Value ("HAV") Death Benefit (1.40%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.24541      $10.21929                0
   01/01/2008 to 12/31/2008                                            $10.21929      $ 5.97727            3,695

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.54821      $10.09005                0
   01/01/2008 to 12/31/2008                                            $10.09005      $ 5.91394                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.98147      $ 9.57035                0
   01/01/2008 to 12/31/2008                                            $ 9.57035      $ 6.15880                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.53867      $10.43091                0
   01/01/2008 to 12/31/2008                                            $10.43091      $ 7.18102                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.09045      $10.14229                0
   01/01/2008 to 12/31/2008                                            $10.14229      $10.25320                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.78449      $ 9.37858                0
   01/01/2008 to 12/31/2008                                            $ 9.37858      $ 6.00708                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.68947      $ 9.70527                0
   01/01/2008 to 12/31/2008                                            $ 9.70527      $ 7.88510                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.14257      $ 9.82572                0
   01/01/2008 to 12/31/2008                                            $ 9.82572      $ 6.07550                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.54134      $11.25250                0
   01/01/2008 to 12/31/2008                                            $11.25250      $ 6.37644                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.34589      $ 8.84502                0
   01/01/2008 to 07/18/2008                                            $ 8.84502      $ 8.11626                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.64939      $10.53796                0
   01/01/2008 to 12/31/2008                                            $10.53796      $ 7.73781                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.50063      $10.22712                0
   01/01/2008 to 12/31/2008                                            $10.22712      $ 5.63869            4,130

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.16777      $ 9.76215                0
   01/01/2008 to 12/31/2008                                            $ 9.76215      $ 5.95685                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.90445      $ 9.46583                0
   01/01/2008 to 12/31/2008                                            $ 9.46583      $ 6.56091                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.76937      $10.42293                0
   01/01/2008 to 12/31/2008                                            $10.42293      $ 6.13958                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.57028      $10.43923                0
   01/01/2008 to 12/31/2008                                            $10.43923      $ 6.09532                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $10.03374      $ 7.64901                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.97784      $ 9.57228                0
   01/01/2008 to 12/31/2008                                            $ 9.57228      $ 5.52335                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.54474      $10.41169                0
   01/01/2008 to 12/31/2008                                            $10.41169      $ 7.88025                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.25250      $10.83957                0
   01/01/2008 to 12/31/2008                                            $10.83957      $ 6.02255            4,375

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.83994      $10.77866                0
   01/01/2008 to 12/31/2008                                            $10.77866      $ 6.77080                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.94643      $10.51496                0
   01/01/2008 to 12/31/2008                                            $10.51496      $ 5.89173            2,695

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.20478      $10.03790                0
   01/01/2008 to 12/31/2008                                            $10.03790      $ 5.71588            4,836

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.07811      $ 9.88295                0
   01/01/2008 to 12/31/2008                                            $ 9.88295      $ 6.33528                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.21529      $10.35694                0
   01/01/2008 to 12/31/2008                                            $10.35694      $10.32780                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.39296      $10.61769                0
   01/01/2008 to 12/31/2008                                            $10.61769      $10.23444                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.88530      $ 9.49738                0
   01/01/2008 to 12/31/2008                                            $ 9.49738      $ 5.44313                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.19519      $ 9.76079                0
   01/01/2008 to 12/31/2008                                            $ 9.76079      $ 5.89906                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.29593      $11.65458                0
   01/01/2008 to 12/31/2008                                            $11.65458      $ 5.74835                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.39441      $10.21564                0
   01/01/2008 to 12/31/2008                                            $10.21564      $ 7.46072            1,629

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $11.00021      $10.48573                0
   01/01/2008 to 12/31/2008                                            $10.48573      $ 5.79059            4,127

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.50724      $10.44576                0
   01/01/2008 to 12/31/2008                                            $10.44576      $ 6.79991                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.54669      $10.35629                0
   01/01/2008 to 12/31/2008                                            $10.35629      $ 5.98687                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.54230      $10.62379                0
   01/01/2008 to 12/31/2008                                            $10.62379      $10.22191                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.59274      $11.08425                0
   01/01/2008 to 12/31/2008                                            $11.08425      $ 5.44008              156

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.71695      $10.37114                0
   01/01/2008 to 12/31/2008                                            $10.37114      $ 5.89860                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.66587      $10.43136                0
   01/01/2008 to 12/31/2008                                            $10.43136      $ 6.69302                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.63026      $10.44582                0
   01/01/2008 to 12/31/2008                                            $10.44582      $ 7.02251                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.58641      $10.45638                0
   01/01/2008 to 12/31/2008                                            $10.45638      $ 7.35224                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.51672      $10.50703                0
   01/01/2008 to 12/31/2008                                            $10.50703      $ 8.34283                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.79048      $10.44048                0
   01/01/2008 to 12/31/2008                                            $10.44048      $ 6.74534                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.11899      $10.57737                0
   01/01/2008 to 12/31/2008                                            $10.57737      $ 6.18472            1,065

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.67485      $10.49672                0
   01/01/2008 to 12/31/2008                                            $10.49672      $ 7.26646                0

AST Investment Grade Bond Portfolio

   05/01/2008* to 12/31/2008                                           $10.02965      $10.80985                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $ 9.99886      $ 9.98290                0
   01/01/2008 to 12/31/2008                                            $ 9.98290      $ 9.33187                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26808      $ 7.05494                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08907      $ 7.68513                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38577      $ 5.28140                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15199      $ 8.35096                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16550      $ 6.10760                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07251      $ 6.21072                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18848      $ 6.47556                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25899      $ 5.52799                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11363      $ 6.82163                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22863      $ 7.19177                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27820      $ 7.28144                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09866      $ 7.22797                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11073      $ 6.72838                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24151      $ 6.28275                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17554      $ 6.12120                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10160      $ 5.58092                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99886      $ 7.48239                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07818      $ 6.65502            5,005

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09935      $ 6.70996                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08117      $ 7.36010                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11187      $ 7.15275                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08935      $ 7.62976                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10368      $ 7.52056                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS B SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily (1.75%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.23606      $10.20419                0
   01/01/2008 to 12/31/2008                                            $10.20419      $ 5.94783                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.53862      $10.07516                0
   01/01/2008 to 12/31/2008                                            $10.07516      $ 5.88480                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.97234      $ 9.55618                0
   01/01/2008 to 12/31/2008                                            $ 9.55618      $ 6.12841                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.52907      $10.41549                0
   01/01/2008 to 12/31/2008                                            $10.41549      $ 7.14582              378

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.08117      $10.12719                0
   01/01/2008 to 12/31/2008                                            $10.12719      $10.20269                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.77468      $ 9.36473                0
   01/01/2008 to 12/31/2008                                            $ 9.36473      $ 5.97749                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.68064      $ 9.69096                0
   01/01/2008 to 12/31/2008                                            $ 9.69096      $ 7.84635            1,565

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.13328      $ 9.81111                0
   01/01/2008 to 12/31/2008                                            $ 9.81111      $ 6.04553                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.53082      $11.23585                0
   01/01/2008 to 12/31/2008                                            $11.23585      $ 6.34503                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.33733      $ 8.83189                0
   01/01/2008 to 07/18/2008                                            $ 8.83189      $ 8.08893                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.63971      $10.52238                0
   01/01/2008 to 12/31/2008                                            $10.52238      $ 7.69976                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.49100      $10.21195                0
   01/01/2008 to 12/31/2008                                            $10.21195      $ 5.61096                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.15844      $ 9.74767                0
   01/01/2008 to 12/31/2008                                            $ 9.74767      $ 5.92752                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.89534      $ 9.45172                0
   01/01/2008 to 12/31/2008                                            $ 9.45172      $ 6.52857                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.75953      $10.40752                0
   01/01/2008 to 12/31/2008                                            $10.40752      $ 6.10938                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.56061      $10.42375                0
   01/01/2008 to 12/31/2008                                            $10.42375      $ 6.06526                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $10.03346      $ 7.63697                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.96870      $ 9.55808                0
   01/01/2008 to 12/31/2008                                            $ 9.55808      $ 5.49615                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.53511      $10.39624                0
   01/01/2008 to 12/31/2008                                            $10.39624      $ 7.84144                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.24227      $10.82360                0
   01/01/2008 to 12/31/2008                                            $10.82360      $ 5.99300                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.83004      $10.76273                0
   01/01/2008 to 12/31/2008                                            $10.76273      $ 6.73748                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.93639      $10.49936                0
   01/01/2008 to 12/31/2008                                            $10.49936      $ 5.86270                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.19542      $10.02299                0
   01/01/2008 to 12/31/2008                                            $10.02299      $ 5.68772                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.06890      $ 9.86834                0
   01/01/2008 to 12/31/2008                                            $ 9.86834      $ 6.30410                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.20589      $10.34150                0
   01/01/2008 to 12/31/2008                                            $10.34150      $10.27690                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.38340      $10.60190                0
   01/01/2008 to 12/31/2008                                            $10.60190      $10.18401                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.87625      $ 9.48327                0
   01/01/2008 to 12/31/2008                                            $ 9.48327      $ 5.41631                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.18584      $ 9.74625                0
   01/01/2008 to 12/31/2008                                            $ 9.74625      $ 5.86991                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.28562      $11.63734                0
   01/01/2008 to 12/31/2008                                            $11.63734      $ 5.71999                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.38497      $10.20059                0
   01/01/2008 to 12/31/2008                                            $10.20059      $ 7.42414            2,403

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.99017      $10.47020                0
   01/01/2008 to 12/31/2008                                            $10.47020      $ 5.76196                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.49759      $10.43025                0
   01/01/2008 to 12/31/2008                                            $10.43025      $ 6.76638                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.53708      $10.34099                0
   01/01/2008 to 12/31/2008                                            $10.34099      $ 5.95738                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.53259      $10.60805                0
   01/01/2008 to 12/31/2008                                            $10.60805      $10.17168                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.58214      $11.06778                0
   01/01/2008 to 12/31/2008                                            $11.06778      $ 5.41335                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.70717      $10.35575                0
   01/01/2008 to 12/31/2008                                            $10.35575      $ 5.86956                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.65611      $10.41590                0
   01/01/2008 to 12/31/2008                                            $10.41590      $ 6.66000            7,395

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.62047      $10.43027                0
   01/01/2008 to 12/31/2008                                            $10.43027      $ 6.98794                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.57670      $10.44087                0
   01/01/2008 to 12/31/2008                                            $10.44087      $ 7.31605                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.50700      $10.49137                0
   01/01/2008 to 12/31/2008                                            $10.49137      $ 8.30173              941

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.78057      $10.42497                0
   01/01/2008 to 12/31/2008                                            $10.42497      $ 6.71214              108

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.10882      $10.56171                0
   01/01/2008 to 12/31/2008                                            $10.56171      $ 6.15417              380

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.66509      $10.48117                0
   01/01/2008 to 12/31/2008                                            $10.48117      $ 7.23075            1,623

AST Investment Grade Bond Portfolio

   05/01/2008* to 12/31/2008                                           $10.02956      $10.78501                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $ 9.99857      $ 9.97857                0
   01/01/2008 to 12/31/2008                                            $ 9.97857      $ 9.29574                0

AST Bond Portfolio 2018

   05/01/2008* to 12/31/2008                                           $10.02971      $12.17192                0

AST Bond Portfolio 2019

   05/01/2008* to 12/31/2008                                           $10.02968      $12.22915                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26798      $ 7.03863                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08897      $ 7.66738                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38568      $ 5.26920                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15190      $ 8.33161                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16541      $ 6.09356                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07241      $ 6.19630                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18839      $ 6.46057                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25889      $ 5.51517                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11354      $ 6.80590                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22853      $ 7.17508                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27811      $ 7.26463                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09856      $ 7.21131                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11064      $ 6.71285                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24142      $ 6.26823                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17526      $ 6.11149                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10132      $ 5.57214                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99858      $ 7.47061                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07809      $ 6.63964            2,332

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09925      $ 6.69444                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08108      $ 7.34313                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11177      $ 7.13624                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08926      $ 7.61209                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10358      $ 7.50320                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS B SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: TrueIncome Spousal (1.90%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.23208      $10.19778                0
   01/01/2008 to 12/31/2008                                            $10.19778      $ 5.93530                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.53446      $10.06870                0
   01/01/2008 to 12/31/2008                                            $10.06870      $ 5.87234                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.96846      $ 9.55014                0
   01/01/2008 to 12/31/2008                                            $ 9.55014      $ 6.11554                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.52497      $10.40891                0
   01/01/2008 to 12/31/2008                                            $10.40891      $ 7.13066                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.07726      $10.12081                0
   01/01/2008 to 12/31/2008                                            $10.12081      $10.18127                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.77049      $ 9.35881                0
   01/01/2008 to 12/31/2008                                            $ 9.35881      $ 5.96480                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.67687      $ 9.68483                0
   01/01/2008 to 12/31/2008                                            $ 9.68483      $ 7.82983                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.12936      $ 9.80492                0
   01/01/2008 to 12/31/2008                                            $ 9.80492      $ 6.03272                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.52629      $11.22871                0
   01/01/2008 to 12/31/2008                                            $11.22871      $ 6.33164                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.33366      $ 8.82630                0
   01/01/2008 to 07/18/2008                                            $ 8.82630      $ 8.07731                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.63552      $10.51566                0
   01/01/2008 to 12/31/2008                                            $10.51566      $ 7.68350                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.48689      $10.20549                0
   01/01/2008 to 12/31/2008                                            $10.20549      $ 5.59912                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.15449      $ 9.74151                0
   01/01/2008 to 12/31/2008                                            $ 9.74151      $ 5.91502                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.89149      $ 9.44573                0
   01/01/2008 to 12/31/2008                                            $ 9.44573      $ 6.51489                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.75527      $10.40091                0
   01/01/2008 to 12/31/2008                                            $10.40091      $ 6.09639                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.55646      $10.41714                0
   01/01/2008 to 12/31/2008                                            $10.41714      $ 6.05243                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $ 10.03334     $ 7.63187               0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.96479      $ 9.55199                0
   01/01/2008 to 12/31/2008                                            $ 9.55199      $ 5.48443                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.53097      $10.38967                0
   01/01/2008 to 12/31/2008                                            $10.38967      $ 7.82496                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.23781      $10.81663                0
   01/01/2008 to 12/31/2008                                            $10.81663      $ 5.98019                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.82580      $10.75588                0
   01/01/2008 to 12/31/2008                                            $10.75588      $ 6.72320                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.93214      $10.49274                0
   01/01/2008 to 12/31/2008                                            $10.49274      $ 5.85029                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.19146      $10.01664                0
   01/01/2008 to 12/31/2008                                            $10.01664      $ 5.67576                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.06496      $ 9.86207                0
   01/01/2008 to 12/31/2008                                            $ 9.86207      $ 6.29069                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.20190      $10.33501                0
   01/01/2008 to 12/31/2008                                            $10.33501      $10.25537                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.37934      $10.59518                0
   01/01/2008 to 12/31/2008                                            $10.59518      $10.16253                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.87239      $ 9.47724                0
   01/01/2008 to 12/31/2008                                            $ 9.47724      $ 5.40479                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.18186      $ 9.74007                0
   01/01/2008 to 12/31/2008                                            $ 9.74007      $ 5.85753                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.28127      $11.63001                0
   01/01/2008 to 12/31/2008                                            $11.63001      $ 5.70792                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.38083      $10.19404                0
   01/01/2008 to 12/31/2008                                            $10.19404      $ 7.40835                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.98589      $10.46362                0
   01/01/2008 to 12/31/2008                                            $10.46362      $ 5.74991                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.49349      $10.42364                0
   01/01/2008 to 12/31/2008                                            $10.42364      $ 6.75217                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.53295      $10.33440                0
   01/01/2008 to 12/31/2008                                            $10.33440      $ 5.94481                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.52849      $10.60133                0
   01/01/2008 to 12/31/2008                                            $10.60133      $10.15023                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.57766      $11.06080                0
   01/01/2008 to 12/31/2008                                            $11.06080      $ 5.40188                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.70301      $10.34925                0
   01/01/2008 to 12/31/2008                                            $10.34925      $ 5.85729                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.65194      $10.40928                0
   01/01/2008 to 12/31/2008                                            $10.40928      $ 6.64593                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.61634      $10.42367                0
   01/01/2008 to 12/31/2008                                            $10.42367      $ 6.97316                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.57261      $10.43428                0
   01/01/2008 to 12/31/2008                                            $10.43428      $ 7.30062                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.50292      $10.48476                0
   01/01/2008 to 12/31/2008                                            $10.48476      $ 8.28423                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.77639      $10.41838                0
   01/01/2008 to 12/31/2008                                            $10.41838      $ 6.69799                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.10451      $10.55502                0
   01/01/2008 to 12/31/2008                                            $10.55502      $ 6.14116                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.66086      $10.47449                0
   01/01/2008 to 12/31/2008                                            $10.47449      $ 7.21545                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $9.99845       $ 9.97679                0
   01/01/2008 to 12/31/2008                                            $ 9.97679      $ 9.28051                0

AST Bond Portfolio 2018

   05/01/2008* to 12/31/2008                                           $10.02967      $12.15994                0

AST Bond Portfolio 2019

   05/01/2008* to 12/31/2008                                           $10.02964      $12.21713                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26794      $ 7.03166                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08893      $ 7.65982                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38564      $ 5.26386                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15186      $ 8.32338                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16537      $ 6.08746                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07237      $ 6.19018                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $ 10.18835     $ 6.45413                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25885      $ 5.50965                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11350      $ 6.79909                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22849      $ 7.16794                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27807      $ 7.25747                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09852      $ 7.20417                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11060      $ 6.70612                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24138      $ 6.26205                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17514      $ 6.10743                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10120      $ 5.56840                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99846      $ 7.46560                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07805      $ 6.63304                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09921      $ 6.68779                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08104      $ 7.33576                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11173      $ 7.12923                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08922      $ 7.60462                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10354      $ 7.49579                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS B SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.60489      $11.10310                0
   01/01/2008 to 12/31/2008                                            $11.10310      $ 5.47103                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.72821      $10.38882                0
   01/01/2008 to 12/31/2008                                            $10.38882      $ 5.93223                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.89568      $ 9.51355                0
   01/01/2008 to 12/31/2008                                            $ 9.51355      $ 5.47408                0

AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.25619      $10.23671                0
   01/01/2008 to 12/31/2008                                            $10.23671      $ 6.01128                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.20587      $ 9.77734                0
   01/01/2008 to 12/31/2008                                            $ 9.77734      $ 5.93256                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.99202      $ 9.58676                0
   01/01/2008 to 12/31/2008                                            $ 9.58676      $ 6.19386                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.54974      $10.44865                0
   01/01/2008 to 12/31/2008                                            $10.44865      $ 7.22179                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.64140      $10.46353                0
   01/01/2008 to 12/31/2008                                            $10.46353      $ 7.06233                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.67702      $10.44905                0
   01/01/2008 to 12/31/2008                                            $10.44905      $ 6.73091                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.79587      $ 9.39461                0
   01/01/2008 to 12/31/2008                                            $ 9.39461      $ 6.04131                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.59754      $10.47416                0
   01/01/2008 to 12/31/2008                                            $10.47416      $ 7.39401                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.15328      $ 9.84245                0
   01/01/2008 to 12/31/2008                                            $ 9.84245      $ 6.11002                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.55346      $11.27163                0
   01/01/2008 to 12/31/2008                                            $11.27163      $ 6.41269                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.35574      $ 8.86015                0
   01/01/2008 to 07/18/2008                                            $ 8.86015      $ 8.14771                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.51166      $10.24457                0
   01/01/2008 to 12/31/2008                                            $10.24457      $ 5.67083                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.69967      $ 9.72186                0
   01/01/2008 to 12/31/2008                                            $ 9.72186      $ 7.92991                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.78066      $10.44070                0
   01/01/2008 to 12/31/2008                                            $10.44070      $ 6.17458                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.66065      $10.55596                0
   01/01/2008 to 12/31/2008                                            $10.55596      $ 7.78172                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.58132      $10.45690                0
   01/01/2008 to 12/31/2008                                            $10.45690      $ 6.12993                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.55778      $10.37393                0
   01/01/2008 to 12/31/2008                                            $10.37393      $ 6.02093                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.98836      $ 9.58859                0
   01/01/2008 to 12/31/2008                                            $ 9.58859      $ 5.55478                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.55584      $10.42944                0
   01/01/2008 to 12/31/2008                                            $10.42944      $ 7.92501                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.26437      $10.85812                0
   01/01/2008 to 12/31/2008                                            $10.85812      $ 6.05687                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.51823      $10.46349                0
   01/01/2008 to 12/31/2008                                            $10.46349      $ 6.83847                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.85132      $10.79702                0
   01/01/2008 to 12/31/2008                                            $10.79702      $ 6.80925                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.17845      $ 9.77879                0
   01/01/2008 to 12/31/2008                                            $ 9.77879      $ 5.99070                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.95786      $10.53280                0
   01/01/2008 to 12/31/2008                                            $10.53280      $ 5.92524                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.21550      $10.05498                0
   01/01/2008 to 12/31/2008                                            $10.05498      $ 5.74837                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.22598      $10.37452                0
   01/01/2008 to 12/31/2008                                            $10.37452      $10.38622                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.52772      $10.52485                0
   01/01/2008 to 12/31/2008                                            $10.52485      $ 8.39002                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.91486      $ 9.48190                0
   01/01/2008 to 12/31/2008                                            $ 9.48190      $ 6.59820                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.40537      $10.23309                0
   01/01/2008 to 12/31/2008                                            $10.23309      $ 7.50318                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.55338      $10.64189                0
   01/01/2008 to 12/31/2008                                            $10.64189      $10.27989                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.30778      $11.67442                0
   01/01/2008 to 12/31/2008                                            $11.67442      $ 5.78102                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.68601      $10.51454                0
   01/01/2008 to 12/31/2008                                            $10.51454      $ 7.30766                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.13066      $10.59538                0
   01/01/2008 to 12/31/2008                                            $10.59538      $ 6.21978                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.80176      $10.45816                0
   01/01/2008 to 12/31/2008                                            $10.45816      $ 6.78372                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $11.01179      $10.50364                0
   01/01/2008 to 12/31/2008                                            $10.50364      $ 5.82357                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.40386      $10.63572                0
   01/01/2008 to 12/31/2008                                            $10.63572      $10.29238                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.08867      $ 9.89974                0
   01/01/2008 to 12/31/2008                                            $ 9.89974      $ 6.37126                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.10109      $10.15956                0
   01/01/2008 to 12/31/2008                                            $10.15956      $10.31135                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.55928      $10.10721                0
   01/01/2008 to 12/31/2008                                            $10.10721      $ 5.94755                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $ 9.99918      $ 9.98774                0
   01/01/2008 to 12/31/2008                                            $ 9.98774      $ 9.37350                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17586      $ 6.13222                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10192      $ 5.59093                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99918      $ 7.49592                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07829      $ 6.67266                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09946      $ 6.72781                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08128      $ 7.37967                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11197      $ 7.17177                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08946      $ 7.64996                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10379      $ 7.54057                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS L SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: Highest Anniversary Value ("HAV") Death Benefit (1.75%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.23606      $10.20419                0
   01/01/2008 to 12/31/2008                                            $10.20419      $ 5.94783                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.53862      $10.07516                0
   01/01/2008 to 12/31/2008                                            $10.07516      $ 5.88480                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.97234      $ 9.55618                0
   01/01/2008 to 12/31/2008                                            $ 9.55618      $ 6.12841                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.52907      $10.41549                0
   01/01/2008 to 12/31/2008                                            $10.41549      $ 7.14582              378

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.08117      $10.12719                0
   01/01/2008 to 12/31/2008                                            $10.12719      $10.20269                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.77468      $ 9.36473                0
   01/01/2008 to 12/31/2008                                            $ 9.36473      $ 5.97749                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.68064      $ 9.69096                0
   01/01/2008 to 12/31/2008                                            $ 9.69096      $ 7.84635            1,565

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.13328      $ 9.81111                0
   01/01/2008 to 12/31/2008                                            $ 9.81111      $ 6.04553                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.53082      $11.23585                0
   01/01/2008 to 12/31/2008                                            $11.23585      $ 6.34503                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.33733      $ 8.83189                0
       01/01/2008 to 07/18/2008                                        $ 8.83189      $ 8.08893                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.63971      $10.52238                0
   01/01/2008 to 12/31/2008                                            $10.52238      $ 7.69976                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.49100      $10.21195                0
   01/01/2008 to 12/31/2008                                            $10.21195      $ 5.61096                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.15844      $ 9.74767                0
   01/01/2008 to 12/31/2008                                            $ 9.74767      $ 5.92752                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.89534      $ 9.45172                0
   01/01/2008 to 12/31/2008                                            $ 9.45172      $ 6.52857                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.75953      $10.40752                0
   01/01/2008 to 12/31/2008                                            $10.40752      $ 6.10938                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.56061      $10.42375                0
   01/01/2008 to 12/31/2008                                            $10.42375      $ 6.06526                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $10.03346      $ 7.63697                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.96870      $ 9.55808                0
   01/01/2008 to 12/31/2008                                            $ 9.55808      $ 5.49615                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.53511      $10.39624                0
   01/01/2008 to 12/31/2008                                            $10.39624      $ 7.84144                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.24227      $10.82360                0
   01/01/2008 to 12/31/2008                                            $10.82360      $ 5.99300                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.83004      $10.76273                0
   01/01/2008 to 12/31/2008                                            $10.76273      $ 6.73748                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.93639      $10.49936                0
   01/01/2008 to 12/31/2008                                            $10.49936      $ 5.86270                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.19542      $10.02299                0
   01/01/2008 to 12/31/2008                                            $10.02299      $ 5.68772                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.06890      $ 9.86834                0
   01/01/2008 to 12/31/2008                                            $ 9.86834      $ 6.30410                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.20589      $10.34150                0
   01/01/2008 to 12/31/2008                                            $10.34150      $10.27690                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.38340      $10.60190                0
   01/01/2008 to 12/31/2008                                            $10.60190      $10.18401                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.87625      $ 9.48327                0
   01/01/2008 to 12/31/2008                                            $ 9.48327      $ 5.41631                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.18584      $ 9.74625                0
   01/01/2008 to 12/31/2008                                            $ 9.74625      $ 5.86991                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.28562      $11.63734                0
   01/01/2008 to 12/31/2008                                            $11.63734      $ 5.71999                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.38497      $10.20059                0
   01/01/2008 to 12/31/2008                                            $10.20059      $ 7.42414            2,403

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.99017      $10.47020                0
   01/01/2008 to 12/31/2008                                            $10.47020      $ 5.76196                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.49759      $10.43025                0
   01/01/2008 to 12/31/2008                                            $10.43025      $ 6.76638                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.53708      $10.34099                0
   01/01/2008 to 12/31/2008                                            $10.34099      $ 5.95738                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.53259      $10.60805                0
   01/01/2008 to 12/31/2008                                            $10.60805      $10.17168                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.58214      $11.06778                0
   01/01/2008 to 12/31/2008                                            $11.06778      $ 5.41335                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.70717      $10.35575                0
   01/01/2008 to 12/31/2008                                            $10.35575      $ 5.86956                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.65611      $10.41590                0
   01/01/2008 to 12/31/2008                                            $10.41590      $ 6.66000            7,395

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.62047      $10.43027                0
   01/01/2008 to 12/31/2008                                            $10.43027      $ 6.98794                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.57670      $10.44087                0
   01/01/2008 to 12/31/2008                                            $10.44087      $ 7.31605                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.50700      $10.49137                0
   01/01/2008 to 12/31/2008                                            $10.49137      $ 8.30173              941

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.78057      $10.42497                0
   01/01/2008 to 12/31/2008                                            $10.42497      $ 6.71214              108

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.10882      $10.56171                0
   01/01/2008 to 12/31/2008                                            $10.56171      $ 6.15417              380

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.66509      $10.48117                0
   01/01/2008 to 12/31/2008                                            $10.48117      $ 7.23075            1,623

AST Investment Grade Bond Portfolio

   05/01/2008* to 12/31/2008                                           $10.02956      $10.78501                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $ 9.99857      $ 9.97857                0
   01/01/2008 to 12/31/2008                                            $ 9.97857      $ 9.29574                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17526      $ 6.11149                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10132      $ 5.57214                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99858      $ 7.47061                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07809      $ 6.63964            2,332

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09925      $ 6.69444                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08108      $ 7.34313                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11177      $ 7.13624                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08926      $ 7.61209                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10358      $ 7.50320                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18839      $ 6.46057                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07241      $ 6.19630                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22853      $ 7.17508                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11354      $ 6.80590                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26798      $ 7.03863                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08897      $ 7.66738                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38568      $ 5.26920                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15190      $ 8.33161                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25889      $ 5.51517                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27811      $ 7.26463                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09856      $ 7.21131                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16541      $ 6.09356                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11064      $ 6.71285                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24142      $ 6.26823                0

'


*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS L SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily (2.10%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.22676      $10.18914                0
   01/01/2008 to 12/31/2008                                            $10.18914      $ 5.91860                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.52899      $10.06023                0
   01/01/2008 to 12/31/2008                                            $10.06023      $ 5.85587                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.96327      $ 9.54208                0
   01/01/2008 to 12/31/2008                                            $ 9.54208      $ 6.09835                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.51950      $10.40014                0
   01/01/2008 to 12/31/2008                                            $10.40014      $ 7.11067                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.07206      $10.11238                0
   01/01/2008 to 12/31/2008                                            $10.11238      $10.15285                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.76484      $ 9.35089                0
   01/01/2008 to 12/31/2008                                            $ 9.35089      $ 5.94805                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.67176      $ 9.67660                0
   01/01/2008 to 12/31/2008                                            $ 9.67660      $ 7.80791                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.12409      $ 9.79668                0
   01/01/2008 to 12/31/2008                                            $ 9.79668      $ 6.01589                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.52032      $11.21928                0
   01/01/2008 to 12/31/2008                                            $11.21928      $ 6.31385                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.32878      $ 8.81881                0
   01/01/2008 to 07/18/2008                                            $ 8.81881      $ 8.06178                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.62994      $10.50680                0
   01/01/2008 to 12/31/2008                                            $10.50680      $ 7.66190                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.48145      $10.19690                0
   01/01/2008 to 12/31/2008                                            $10.19690      $ 5.58338                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.14918      $ 9.73328                0
   01/01/2008 to 12/31/2008                                            $ 9.73328      $ 5.89835                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.88635      $ 9.43781                0
   01/01/2008 to 12/31/2008                                            $ 9.43781      $ 6.49656                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.74972      $10.39215                0
   01/01/2008 to 12/31/2008                                            $10.39215      $ 6.07940                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.55097      $10.40831                0
   01/01/2008 to 12/31/2008                                            $10.40831      $ 6.03549                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $ 10.03318      $ 7.62511               0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.95966      $ 9.54402                0
   01/01/2008 to 12/31/2008                                            $ 9.54402      $ 5.46911                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.52551      $10.38092                0
   01/01/2008 to 12/31/2008                                            $10.38092      $ 7.80300                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.23200      $10.80754                0
   01/01/2008 to 12/31/2008                                            $10.80754      $ 5.96346                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.82021      $10.74686                0
   01/01/2008 to 12/31/2008                                            $10.74686      $ 6.70436                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.92648      $10.48386                0
   01/01/2008 to 12/31/2008                                            $10.48386      $ 5.83391                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.18614      $10.00821                0
   01/01/2008 to 12/31/2008                                            $10.00821      $ 5.65978                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.05970      $ 9.85369                0
   01/01/2008 to 12/31/2008                                            $ 9.85369      $ 6.27311                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.19658      $10.32629                0
   01/01/2008 to 12/31/2008                                            $10.32629      $10.22650                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.37404      $10.58636                0
   01/01/2008 to 12/31/2008                                            $10.58636      $10.13421                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.86721      $ 9.46923                0
   01/01/2008 to 12/31/2008                                            $ 9.46923      $ 5.38974                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.17657      $ 9.73188                0
   01/01/2008 to 12/31/2008                                            $ 9.73188      $ 5.84112                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.27540      $11.62021                0
   01/01/2008 to 12/31/2008                                            $11.62021      $ 5.69192                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.37541      $10.18543                0
   01/01/2008 to 12/31/2008                                            $10.18543      $ 7.38762              214

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.98016      $10.45478                0
   01/01/2008 to 12/31/2008                                            $10.45478      $ 5.73374                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.48804      $10.41485                0
   01/01/2008 to 12/31/2008                                            $10.41485      $ 6.73316                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.52740      $10.32559                0
   01/01/2008 to 12/31/2008                                            $10.32559      $ 5.92811                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.52302      $10.59242                0
   01/01/2008 to 12/31/2008                                            $10.59242      $10.12189                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.57160      $11.05145                0
   01/01/2008 to 12/31/2008                                            $11.05145      $ 5.38671                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.69742      $10.34051                0
   01/01/2008 to 12/31/2008                                            $10.34051      $ 5.84082                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.64641      $10.40053                0
   01/01/2008 to 12/31/2008                                            $10.40053      $ 6.62728                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.61084      $10.41494                0
   01/01/2008 to 12/31/2008                                            $10.41494      $ 6.95362            2,171

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.56710      $10.42547                0
   01/01/2008 to 12/31/2008                                            $10.42547      $ 7.28022                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.49751      $10.47598                0
   01/01/2008 to 12/31/2008                                            $10.47598      $ 8.26107                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.77076      $10.40957                0
   01/01/2008 to 12/31/2008                                            $10.40957      $ 6.67917                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.09870      $10.54610                0
   01/01/2008 to 12/31/2008                                            $10.54610      $ 6.12391              143

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.65535      $10.46569                0
   01/01/2008 to 12/31/2008                                            $10.46569      $ 7.19518                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $9.99829       $ 9.97440                0
   01/01/2008 to 12/31/2008                                            $ 9.97440      $ 9.26012                0

AST Bond Portfolio 2018

   05/01/2008* to 12/31/2008                                           $10.02961      $12.14399                0

AST Bond Portfolio 2019

   05/01/2008* to 12/31/2008                                           $10.02958      $12.20118                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17497      $ 6.10192                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10104      $ 5.56341                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99830      $ 7.45902                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07800      $ 6.62439              362

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09916      $ 6.67897                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08098      $ 7.32617                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11168      $ 7.11975                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08916      $ 7.59467                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10349      $ 7.48592                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18830      $ 6.44572                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07232      $ 6.18197                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22844      $ 7.15854                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11344      $ 6.79012                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26789      $ 7.02236                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08888      $ 7.64976                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38558      $ 5.25691                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15181      $ 8.31248                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25880      $ 5.50233                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27802      $ 7.24793                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09847      $ 7.19471                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16531      $ 6.07943                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11054      $ 6.69733                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24132      $ 6.25377                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS L SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: TrueIncome Spousal (2.25%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.22274      $10.18268                0
   01/01/2008 to 12/31/2008                                            $10.18268      $ 5.90611                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.52488      $10.05385                0
   01/01/2008 to 12/31/2008                                            $10.05385      $ 5.84358                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.95936      $ 9.53605                0
   01/01/2008 to 12/31/2008                                            $ 9.53605      $ 6.08557                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.51536      $10.39352                0
   01/01/2008 to 12/31/2008                                            $10.39352      $ 7.09576                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.06810      $10.10594                0
   01/01/2008 to 12/31/2008                                            $10.10594      $10.13142                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.76068      $ 9.34498                0
   01/01/2008 to 12/31/2008                                            $ 9.34498      $ 5.93547                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.66797      $ 9.67051                0
   01/01/2008 to 12/31/2008                                            $ 9.67051      $ 7.79152                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.12016      $ 9.79053                0
   01/01/2008 to 12/31/2008                                            $ 9.79053      $ 6.00324                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.51584      $11.21223                0
   01/01/2008 to 12/31/2008                                            $11.21223      $ 6.30059                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.32517      $ 8.81330                0
   01/01/2008 to 07/18/2008                                            $ 8.81330      $ 8.05024                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.62582      $10.50020                0
   01/01/2008 to 12/31/2008                                            $10.50020      $ 7.64586                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.47738      $10.19042                0
   01/01/2008 to 12/31/2008                                            $10.19042      $ 5.57163                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.14522      $ 9.72712                0
   01/01/2008 to 12/31/2008                                            $ 9.72712      $ 5.88593                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.88249      $ 9.43184                0
   01/01/2008 to 12/31/2008                                            $ 9.43184      $ 6.48284                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.74553      $10.38560                0
   01/01/2008 to 12/31/2008                                            $10.38560      $ 6.06661                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.54689      $10.40181                0
   01/01/2008 to 12/31/2008                                            $10.40181      $ 6.02276                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $10.03306      $ 7.61996                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.95576      $ 9.53794                0
   01/01/2008 to 12/31/2008                                            $ 9.53794      $ 5.45762                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.52141      $10.37439                0
   01/01/2008 to 12/31/2008                                            $10.37439      $ 7.78667                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.22765      $10.80077                0
   01/01/2008 to 12/31/2008                                            $10.80077      $ 5.95100                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.81599      $10.74006                0
   01/01/2008 to 12/31/2008                                            $10.74006      $ 6.69032                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.92217      $10.47719                0
   01/01/2008 to 12/31/2008                                            $10.47719      $ 5.82159                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.18217      $10.00185                0
   01/01/2008 to 12/31/2008                                            $10.00185      $ 5.64787                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.05578      $ 9.84748                0
   01/01/2008 to 12/31/2008                                            $ 9.84748      $ 6.25989                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.19261      $10.31976                0
   01/01/2008 to 12/31/2008                                            $10.31976      $10.20502                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.36991      $10.57963                0
   01/01/2008 to 12/31/2008                                            $10.57963      $10.11299                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.86341      $ 9.46330                0
   01/01/2008 to 12/31/2008                                            $ 9.46330      $ 5.37837                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.17257      $ 9.72566                0
   01/01/2008 to 12/31/2008                                            $ 9.72566      $ 5.82874                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.27094      $11.61278                0
   01/01/2008 to 12/31/2008                                            $11.61278      $ 5.67991                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.37145      $10.17909                0
   01/01/2008 to 12/31/2008                                            $10.17909      $ 7.37218                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.97594      $10.44818                0
   01/01/2008 to 12/31/2008                                            $10.44818      $ 5.72167                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.48394      $10.40826                0
   01/01/2008 to 12/31/2008                                            $10.40826      $ 6.71901                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.52337      $10.31917                0
   01/01/2008 to 12/31/2008                                            $10.31917      $ 5.91568                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.51892      $10.58572                0
   01/01/2008 to 12/31/2008                                            $10.58572      $10.10058                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.56708      $11.04445                0
   01/01/2008 to 12/31/2008                                            $11.04445      $ 5.37533                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.69320      $10.33392                0
   01/01/2008 to 12/31/2008                                            $10.33392      $ 5.82845                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.64227      $10.39394                0
   01/01/2008 to 12/31/2008                                            $10.39394      $ 6.61333                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.60672      $10.40836                0
   01/01/2008 to 12/31/2008                                            $10.40836      $ 6.93900                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.56296      $10.41889                0
   01/01/2008 to 12/31/2008                                            $10.41889      $ 7.26485                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.49336      $10.46930                0
   01/01/2008 to 12/31/2008                                            $10.46930      $ 8.24363                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.76664      $10.40308                0
   01/01/2008 to 12/31/2008                                            $10.40308      $ 6.66519                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.09436      $10.53944                0
   01/01/2008 to 12/31/2008                                            $10.53944      $ 6.11107                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.65120      $10.45911                0
   01/01/2008 to 12/31/2008                                            $10.45911      $ 7.18015                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $ 9.99817      $ 9.97260                0
   01/01/2008 to 12/31/2008                                            $ 9.97260      $ 9.24471                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17485      $ 6.09787                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10092      $ 5.55968                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99818      $ 7.45395                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07796      $ 6.61786                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09912      $ 6.67241                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08094      $ 7.31892                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11164      $ 7.11280                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08912      $ 7.58712                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10345      $ 7.47848                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18826      $ 6.43927                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07228      $ 6.17591                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22840      $ 7.15154                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11340      $ 6.78353                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26785      $ 7.01546                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08884      $ 7.64220                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38554      $ 5.25169                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15177      $ 8.30432                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25876      $ 5.49681                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27798      $ 7.24081                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09843      $ 7.18764                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16527      $ 6.07342                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11050      $ 6.69071                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24128      $ 6.24761                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS L SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.60489      $11.10310                0
   01/01/2008 to 12/31/2008                                            $11.10310      $ 5.47103                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.72821      $10.38882                0
   01/01/2008 to 12/31/2008                                            $10.38882      $ 5.93223                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.89568      $ 9.51355                0
   01/01/2008 to 12/31/2008                                            $ 9.51355      $ 5.47408                0

AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.25619      $10.23671                0
   01/01/2008 to 12/31/2008                                            $10.23671      $ 6.01128                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.20587      $ 9.77734                0
   01/01/2008 to 12/31/2008                                            $ 9.77734      $ 5.93256                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.99202      $ 9.58676                0
   01/01/2008 to 12/31/2008                                            $ 9.58676      $ 6.19386                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.54974      $10.44865                0
   01/01/2008 to 12/31/2008                                            $10.44865      $ 7.22179                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.64140      $10.46353                0
   01/01/2008 to 12/31/2008                                            $10.46353      $ 7.06233                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.67702      $10.44905                0
   01/01/2008 to 12/31/2008                                            $10.44905      $ 6.73091                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.79587      $ 9.39461                0
   01/01/2008 to 12/31/2008                                             $ 9.39461      $ 6.04131               0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.59754      $10.47416                0
   01/01/2008 to 12/31/2008                                            $10.47416      $ 7.39401                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.15328      $ 9.84245                0
   01/01/2008 to 12/31/2008                                            $ 9.84245      $ 6.11002                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.55346      $11.27163                0
   01/01/2008 to 12/31/2008                                            $11.27163      $ 6.41269                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.35574      $ 8.86015                0
       01/01/2008 to 07/18/2008                                        $ 8.86015      $ 8.14771                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.51166      $10.24457                0
   01/01/2008 to 12/31/2008                                            $10.24457      $ 5.67083                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.69967      $ 9.72186                0
   01/01/2008 to 12/31/2008                                            $ 9.72186      $ 7.92991                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.78066      $10.44070                0
   01/01/2008 to 12/31/2008                                            $10.44070      $ 6.17458                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.66065      $10.55596                0
   01/01/2008 to 12/31/2008                                            $10.55596      $ 7.78172                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.58132      $10.45690                0
   01/01/2008 to 12/31/2008                                            $10.45690      $ 6.12993                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.55778      $10.37393                0
   01/01/2008 to 12/31/2008                                            $10.37393      $ 6.02093                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.98836      $ 9.58859                0
   01/01/2008 to 12/31/2008                                            $ 9.58859      $ 5.55478                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.55584      $10.42944                0
   01/01/2008 to 12/31/2008                                            $10.42944      $ 7.92501                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.26437      $10.85812                0
   01/01/2008 to 12/31/2008                                            $10.85812      $ 6.05687                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.51823      $10.46349                0
   01/01/2008 to 12/31/2008                                            $10.46349      $ 6.83847                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.85132      $10.79702                0
   01/01/2008 to 12/31/2008                                            $10.79702      $ 6.80925                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.17845      $ 9.77879                0
   01/01/2008 to 12/31/2008                                            $ 9.77879      $ 5.99070                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.95786      $10.53280                0
   01/01/2008 to 12/31/2008                                            $10.53280      $ 5.92524                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.21550      $10.05498                0
   01/01/2008 to 12/31/2008                                            $10.05498      $ 5.74837                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.22598      $10.37452                0
   01/01/2008 to 12/31/2008                                            $10.37452      $10.38622                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.52772      $10.52485                0
   01/01/2008 to 12/31/2008                                            $10.52485      $ 8.39002                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.91486      $ 9.48190                0
   01/01/2008 to 12/31/2008                                            $ 9.48190      $ 6.59820                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.40537      $10.23309                0
   01/01/2008 to 12/31/2008                                            $10.23309      $ 7.50318                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.55338      $10.64189                0
   01/01/2008 to 12/31/2008                                            $10.64189      $10.27989                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.30778      $11.67442                0
   01/01/2008 to 12/31/2008                                            $11.67442      $ 5.78102                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.68601      $10.51454                0
   01/01/2008 to 12/31/2008                                            $10.51454      $ 7.30766                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.13066      $10.59538                0
   01/01/2008 to 12/31/2008                                            $10.59538      $ 6.21978                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.80176      $10.45816                0
   01/01/2008 to 12/31/2008                                            $10.45816      $ 6.78372                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $11.01179      $10.50364                0
   01/01/2008 to 12/31/2008                                            $10.50364      $ 5.82357                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.40386      $10.63572                0
   01/01/2008 to 12/31/2008                                            $10.63572      $10.29238                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.08867      $ 9.89974                0
   01/01/2008 to 12/31/2008                                            $ 9.89974      $ 6.37126                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.10109      $10.15956                0
   01/01/2008 to 12/31/2008                                            $10.15956      $10.31135                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.55928      $10.10721                0
   01/01/2008 to 12/31/2008                                            $10.10721      $ 5.94755                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $9.99918       $ 9.98774                0
   01/01/2008 to 12/31/2008                                            $ 9.98774      $ 9.37350                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17586      $ 6.13222                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10192      $ 5.59093                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99918      $ 7.49592                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07829      $ 6.67266                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09946      $ 6.72781                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08128      $ 7.37967                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11197      $ 7.17177                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08946      $ 7.64996                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10379      $ 7.54057                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18859      $ 6.49279                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07261      $ 6.22718                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22874      $ 7.21084                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11374      $ 6.83981                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26818      $ 7.07373                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08917      $ 7.70550                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38588      $ 5.29555                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15210      $ 8.37316                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25909      $ 5.54281                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27831      $ 7.30077                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09876      $ 7.24718                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16561      $ 6.12388                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11084      $ 6.74626                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24162      $ 6.29950                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS X SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: Highest Anniversary Value ("HAV") Death Benefit (1.80%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.23477      $10.20207                0
   01/01/2008 to 12/31/2008                                            $10.20207      $ 5.94371                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.53724      $10.07300                0
   01/01/2008 to 12/31/2008                                            $10.07300      $ 5.88065                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.97103      $ 9.55415                0
   01/01/2008 to 12/31/2008                                            $ 9.55415      $ 6.12426                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.52768      $10.41329                0
   01/01/2008 to 12/31/2008                                            $10.41329      $ 7.14073                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.07992      $10.12514                0
   01/01/2008 to 12/31/2008                                            $10.12514      $10.19560                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.77332      $ 9.36279                0
   01/01/2008 to 12/31/2008                                            $ 9.36279      $ 5.97323                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.67935      $ 9.68886                0
   01/01/2008 to 12/31/2008                                            $ 9.68886      $ 7.84078                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.13200      $ 9.80909                0
   01/01/2008 to 12/31/2008                                            $ 9.80909      $ 6.04128                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.52931      $11.23348                0
   01/01/2008 to 12/31/2008                                            $11.23348      $ 6.34065                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.33613      $ 8.83001                0
       01/01/2008 to 07/18/2008                                        $ 8.83001      $ 8.08498                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.63833      $10.52018                0
   01/01/2008 to 12/31/2008                                            $10.52018      $ 7.69434                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.48966      $10.20979                0
   01/01/2008 to 12/31/2008                                            $10.20979      $ 5.60699                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.15717      $ 9.74567                0
   01/01/2008 to 12/31/2008                                            $ 9.74567      $ 5.92331                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.89406      $ 9.44971                0
   01/01/2008 to 12/31/2008                                            $ 9.44971      $ 6.52397                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.75815      $10.40534                0
   01/01/2008 to 12/31/2008                                            $10.40534      $ 6.10511                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.55922      $10.42153                0
   01/01/2008 to 12/31/2008                                            $10.42153      $ 6.06095                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $10.03342      $ 7.63530                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.96741      $ 9.55607                0
   01/01/2008 to 12/31/2008                                            $ 9.55607      $ 5.49223                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.53372      $10.39405                0
   01/01/2008 to 12/31/2008                                            $10.39405      $ 7.83591                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.24080      $10.82127                0
   01/01/2008 to 12/31/2008                                            $10.82127      $ 5.98873                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.82861      $10.76040                0
   01/01/2008 to 12/31/2008                                            $10.76040      $ 6.73273                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.93495      $10.49710                0
   01/01/2008 to 12/31/2008                                            $10.49710      $ 5.85855                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.19414      $10.02094                0
   01/01/2008 to 12/31/2008                                            $10.02094      $ 5.68380                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.06758      $ 9.86622                0
   01/01/2008 to 12/31/2008                                            $ 9.86622      $ 6.29963                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.20458      $10.33939                0
   01/01/2008 to 12/31/2008                                            $10.33939      $10.26987                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.38211      $10.59971                0
   01/01/2008 to 12/31/2008                                            $10.59971      $10.17691                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.87495      $ 9.48125                0
   01/01/2008 to 12/31/2008                                            $ 9.48125      $ 5.41241                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.18454      $ 9.74422                0
   01/01/2008 to 12/31/2008                                            $ 9.74422      $ 5.86588                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.28418      $11.63490                0
   01/01/2008 to 12/31/2008                                            $11.63490      $ 5.71595                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.38359      $10.19841                0
   01/01/2008 to 12/31/2008                                            $10.19841      $ 7.41893                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.98875      $10.46800                0
   01/01/2008 to 12/31/2008                                            $10.46800      $ 5.75800                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.49622      $10.42804                0
   01/01/2008 to 12/31/2008                                            $10.42804      $ 6.76163                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.53568      $10.33874                0
   01/01/2008 to 12/31/2008                                            $10.33874      $ 5.95319                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.53126      $10.60584                0
   01/01/2008 to 12/31/2008                                            $10.60584      $10.16461                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.58064      $11.06547                0
   01/01/2008 to 12/31/2008                                            $11.06547      $ 5.40952                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.70578      $10.35359                0
   01/01/2008 to 12/31/2008                                            $10.35359      $ 5.86541                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.65471      $10.41369                0
   01/01/2008 to 12/31/2008                                            $10.41369      $ 6.65537                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.61916      $10.42813                0
   01/01/2008 to 12/31/2008                                            $10.42813      $ 6.98307                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.57529      $10.43859                0
   01/01/2008 to 12/31/2008                                            $10.43859      $ 7.31079                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.50567      $10.48918                0
   01/01/2008 to 12/31/2008                                            $10.48918      $ 8.29585                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.77919      $10.42276                0
   01/01/2008 to 12/31/2008                                            $10.42276      $ 6.70741                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.10733      $10.55942                0
   01/01/2008 to 12/31/2008                                            $10.55942      $ 6.14982                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.66367      $10.47893                0
   01/01/2008 to 12/31/2008                                            $10.47893      $ 7.22563                0

AST Investment Grade Bond Portfolio

   05/01/2008* to 12/31/2008                                           $10.02954      $10.78142                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $9.99853       $ 9.97802                0
   01/01/2008 to 12/31/2008                                            $ 9.97802      $ 9.29074                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26797      $ 7.03636                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08896      $ 7.66485                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38566      $ 5.26742                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15189      $ 8.32898                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16540      $ 6.09154                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07240      $ 6.19427                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18838      $ 6.45842                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25888      $ 5.51333                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11353      $ 6.80365                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22852      $ 7.17273                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27810      $ 7.26227                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09855      $ 7.20888                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11062      $ 6.71058                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24140      $ 6.26623                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17522      $ 6.11011                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10128      $ 5.57082                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99854      $ 7.46900                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07808      $ 6.63751                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09924      $ 6.69221                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08106      $ 7.34062                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11176      $ 7.13391                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08924      $ 7.60963                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10357      $ 7.50074                0



 *Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS X SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily (2.15%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.22537      $10.18694                0
   01/01/2008 to 12/31/2008                                            $10.18694      $ 5.91450                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.52763      $10.05810                0
   01/01/2008 to 12/31/2008                                            $10.05810      $ 5.85175                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.96194      $ 9.54008                0
   01/01/2008 to 12/31/2008                                            $ 9.54008      $ 6.09416                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.51814      $10.39796                0
   01/01/2008 to 12/31/2008                                            $10.39796      $ 7.10576                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.07071      $10.11017                0
   01/01/2008 to 12/31/2008                                            $10.11017      $10.14553                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.76346      $ 9.34891                0
   01/01/2008 to 12/31/2008                                            $ 9.34891      $ 5.94381                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.67056      $ 9.67462                0
   01/01/2008 to 12/31/2008                                            $ 9.67462      $ 7.80249                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.12277      $ 9.79460                0
   01/01/2008 to 12/31/2008                                            $ 9.79460      $ 6.01165                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.51883      $11.21693                0
   01/01/2008 to 12/31/2008                                            $11.21693      $ 6.30946                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.32757      $ 8.81696                0
   01/01/2008 to 07/18/2008                                            $ 8.81696      $ 8.05791                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.62859      $10.50463                0
   01/01/2008 to 12/31/2008                                            $10.50463      $ 7.65663                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.48008      $10.19469                0
   01/01/2008 to 12/31/2008                                            $10.19469      $ 5.57945                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.14785      $ 9.73121                0
   01/01/2008 to 12/31/2008                                            $ 9.73121      $ 5.89420                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.88508      $ 9.43584                0
   01/01/2008 to 12/31/2008                                            $ 9.43584      $ 6.49201                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.74834      $10.38994                0
   01/01/2008 to 12/31/2008                                            $10.38994      $ 6.07511                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.54961      $10.40616                0
   01/01/2008 to 12/31/2008                                            $10.40616      $ 6.03125                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $10.03314      $ 7.62330                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.95834      $ 9.54198                0
   01/01/2008 to 12/31/2008                                            $ 9.54198      $ 5.46533                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.52413      $10.37873                0
   01/01/2008 to 12/31/2008                                            $10.37873      $ 7.79764                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.23057      $10.80537                0
   01/01/2008 to 12/31/2008                                            $10.80537      $ 5.95932                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.81874      $10.74455                0
   01/01/2008 to 12/31/2008                                            $10.74455      $ 6.69964                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.92508      $10.48169                0
   01/01/2008 to 12/31/2008                                            $10.48169      $ 5.82982                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.18490      $10.00617                0
   01/01/2008 to 12/31/2008                                            $10.00617      $ 5.65589                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.05839      $ 9.85163                0
   01/01/2008 to 12/31/2008                                            $ 9.85163      $ 6.26870                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.19529      $10.32414                0
   01/01/2008 to 12/31/2008                                            $10.32414      $10.21940                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.37262      $10.58408                0
   01/01/2008 to 12/31/2008                                            $10.58408      $10.12708                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.86591      $ 9.46722                0
   01/01/2008 to 12/31/2008                                            $ 9.46722      $ 5.38593                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.17530      $ 9.72984                0
   01/01/2008 to 12/31/2008                                            $ 9.72984      $ 5.83700                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.27398      $11.61783                0
   01/01/2008 to 12/31/2008                                            $11.61783      $ 5.68800                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.37414      $10.18337                0
   01/01/2008 to 12/31/2008                                            $10.18337      $ 7.38250                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.97872      $10.45253                0
   01/01/2008 to 12/31/2008                                            $10.45253      $ 5.72969                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.48666      $10.41263                0
   01/01/2008 to 12/31/2008                                            $10.41263      $ 6.72847                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.52609      $10.32353                0
   01/01/2008 to 12/31/2008                                            $10.32353      $ 5.92402                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.52170      $10.59024                0
   01/01/2008 to 12/31/2008                                            $10.59024      $10.11481                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.57008      $11.04912                0
   01/01/2008 to 12/31/2008                                            $11.04912      $ 5.38294                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.69602      $10.33832                0
   01/01/2008 to 12/31/2008                                            $10.33832      $ 5.83669                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.64505      $10.39840                0
   01/01/2008 to 12/31/2008                                            $10.39840      $ 6.62275                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.60951      $10.41271                0
   01/01/2008 to 12/31/2008                                            $10.41271      $ 6.94873                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.56569      $10.42324                0
   01/01/2008 to 12/31/2008                                            $10.42324      $ 7.27505                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.49611      $10.47375                0
   01/01/2008 to 12/31/2008                                            $10.47375      $ 8.25528                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.76936      $10.40739                0
   01/01/2008 to 12/31/2008                                            $10.40739      $ 6.67441                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.09727      $10.54390                0
   01/01/2008 to 12/31/2008                                            $10.54390      $ 6.11961                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.65395      $10.46348                0
   01/01/2008 to 12/31/2008                                            $10.46348      $ 7.19022                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $ 9.99825      $ 9.97382                0
   01/01/2008 to 12/31/2008                                            $ 9.97382      $ 9.25500                0

AST Bond Portfolio 2018

   05/01/2008* to 12/31/2008                                           $10.02960      $12.14003                0

AST Bond Portfolio 2019

   05/01/2008* to 12/31/2008                                           $10.02957      $12.19718                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26788      $ 7.02007                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08886      $ 7.64720                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38557      $ 5.25517                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15179      $ 8.30975                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16530      $ 6.07742                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07231      $ 6.17993                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18828      $ 6.44355                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25878      $ 5.50052                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11343      $ 6.78795                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22843      $ 7.15621                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27800      $ 7.24552                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09846      $ 7.19234                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11053      $ 6.69509                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24131      $ 6.25173                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17493      $ 6.10054                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10100      $ 5.56218                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99826      $ 7.45729                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07798      $ 6.62214                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09915      $ 6.67681                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08097      $ 7.32374                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11166      $ 7.11750                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08915      $ 7.59215                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10348      $ 7.48351                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS X SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: TrueIncome Spousal (2.30%)



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.22141      $10.18050                0
   01/01/2008 to 12/31/2008                                            $10.18050      $ 5.90204                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.52349      $10.05174                0
   01/01/2008 to 12/31/2008                                            $10.05174      $ 5.83949                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.95812      $ 9.53406                0
   01/01/2008 to 12/31/2008                                            $ 9.53406      $ 6.08130                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.51398      $10.39129                0
   01/01/2008 to 12/31/2008                                            $10.39129      $ 7.09074                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.06680      $10.10381                0
   01/01/2008 to 12/31/2008                                            $10.10381      $10.12434                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.75926      $ 9.34300                0
   01/01/2008 to 12/31/2008                                            $ 9.34300      $ 5.93131                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.66671      $ 9.66846                0
   01/01/2008 to 12/31/2008                                            $ 9.66846      $ 7.78606                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.11884      $ 9.78845                0
   01/01/2008 to 12/31/2008                                            $ 9.78845      $ 5.99907                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.51435      $11.20984                0
   01/01/2008 to 12/31/2008                                            $11.20984      $ 6.29623                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.32393      $ 8.81141                0
   01/01/2008 to 07/18/2008                                            $ 8.81141      $ 8.04645                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.62448      $10.49801                0
   01/01/2008 to 12/31/2008                                            $10.49801      $ 7.64054                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.47600      $10.18828                0
   01/01/2008 to 12/31/2008                                            $10.18828      $ 5.56771                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.14393      $ 9.72510                0
   01/01/2008 to 12/31/2008                                            $ 9.72510      $ 5.88192                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.88119      $ 9.42983                0
   01/01/2008 to 12/31/2008                                            $ 9.42983      $ 6.47833                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.74417      $10.38345                0
   01/01/2008 to 12/31/2008                                            $10.38345      $ 6.06233                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.54548      $10.39958                0
   01/01/2008 to 12/31/2008                                            $10.39958      $ 6.01856                0

AST Goldman Sachs Small-Cap Value Portfolio

   07/21/2008* to 12/31/2008                                           $10.03302      $ 7.61828                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.95446      $ 9.53594                0
   01/01/2008 to 12/31/2008                                            $ 9.53594      $ 5.45377                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.52005      $10.37218                0
   01/01/2008 to 12/31/2008                                            $10.37218      $ 7.78124                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.22620      $10.79851                0
   01/01/2008 to 12/31/2008                                            $10.79851      $ 5.94678                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.81454      $10.73777                0
   01/01/2008 to 12/31/2008                                            $10.73777      $ 6.68559                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.92080      $10.47505                0
   01/01/2008 to 12/31/2008                                            $10.47505      $ 5.81757                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.18087      $ 9.99980                0
   01/01/2008 to 12/31/2008                                            $ 9.99980      $ 5.64402                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.05449      $ 9.84545                0
   01/01/2008 to 12/31/2008                                            $ 9.84545      $ 6.25555                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.19127      $10.31757                0
   01/01/2008 to 12/31/2008                                            $10.31757      $10.19792                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.36855      $10.57739                0
   01/01/2008 to 12/31/2008                                            $10.57739      $10.10583                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.86212      $ 9.46133                0
   01/01/2008 to 12/31/2008                                            $ 9.46133      $ 5.37455                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.17125      $ 9.72365                0
   01/01/2008 to 12/31/2008                                            $ 9.72365      $ 5.82477                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.26953      $11.61041                0
   01/01/2008 to 12/31/2008                                            $11.61041      $ 5.67597                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.37007      $10.17690                0
   01/01/2008 to 12/31/2008                                            $10.17690      $ 7.36698                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.97445      $10.44595                0
   01/01/2008 to 12/31/2008                                            $10.44595      $ 5.71766                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.48257      $10.40607                0
   01/01/2008 to 12/31/2008                                            $10.40607      $ 6.71434                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.52194      $10.31691                0
   01/01/2008 to 12/31/2008                                            $10.31691      $ 5.91147                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.51757      $10.58352                0
   01/01/2008 to 12/31/2008                                            $10.58352      $10.09357                0

AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.56562      $11.04216                0
   01/01/2008 to 12/31/2008                                            $11.04216      $ 5.37160                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.69189      $10.33183                0
   01/01/2008 to 12/31/2008                                            $10.33183      $ 5.82442                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.64088      $10.39176                0
   01/01/2008 to 12/31/2008                                            $10.39176      $ 6.60876                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.60536      $10.40617                0
   01/01/2008 to 12/31/2008                                            $10.40617      $ 6.93419                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.56159      $10.41669                0
   01/01/2008 to 12/31/2008                                            $10.41669      $ 7.25984                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.49204      $10.46713                0
   01/01/2008 to 12/31/2008                                            $10.46713      $ 8.23789                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.76515      $10.40081                0
   01/01/2008 to 12/31/2008                                            $10.40081      $ 6.66052                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.09293      $10.53722                0
   01/01/2008 to 12/31/2008                                            $10.53722      $ 6.10680                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.64979      $10.45687                0
   01/01/2008 to 12/31/2008                                            $10.45687      $ 7.17504                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $ 9.99813      $ 9.97203                0
   01/01/2008 to 12/31/2008                                            $ 9.97203      $ 9.23974                0

ProFund VP Consumer Services

   05/01/2008* to 12/31/2008                                           $10.26784      $ 7.01319                0

ProFund VP Consumer Goods Portfolio

   05/01/2008* to 12/31/2008                                           $10.08882      $ 7.63964                0

ProFund VP Financials

   05/01/2008* to 12/31/2008                                           $10.38553      $ 5.24996                0

ProFund VP Health Care

   05/01/2008* to 12/31/2008                                           $10.15175      $ 8.30157                0

ProFund VP Industrials

   05/01/2008* to 12/31/2008                                           $10.16526      $ 6.07151                0

ProFund VP Mid-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.07227      $ 6.17387                0

ProFund VP Mid-Cap Value

   05/01/2008* to 12/31/2008                                           $10.18824      $ 6.43714                0

ProFund VP Real Estate

   05/01/2008* to 12/31/2008                                           $10.25874      $ 5.49498                0

ProFund VP Small-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11339      $ 6.78125                0

ProFund VP Small-Cap Value

   05/01/2008* to 12/31/2008                                           $10.22839      $ 7.14915                0

ProFund VP Telecommunications

   05/01/2008* to 12/31/2008                                           $10.27796      $ 7.23846                0

ProFund VP Utilities

   05/01/2008* to 12/31/2008                                           $10.09842      $ 7.18522                0

ProFund VP Large-Cap Growth

   05/01/2008* to 12/31/2008                                           $10.11049      $ 6.68859                0

ProFund VP Large-Cap Value

   05/01/2008* to 12/31/2008                                           $10.24127      $ 6.24556                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17481      $ 6.09649                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10088      $ 5.55845                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99814      $ 7.45226                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07794      $ 6.61561                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09911      $ 6.67026                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08093      $ 7.31658                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11162      $ 7.11050                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08911      $ 7.58467                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.10344      $ 7.47615                0



*    Denotes the start date of these sub-accounts

                       ALLSTATE RETIREMENT ACCESS X SERIES
                   Allstate Life Insurance Company of New York
                       Statement of Additional Information

     ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge



                                                                                                     NUMBER OF
                                                                    ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                                     UNIT VALUE     UNIT VALUE         UNITS
                                                                    AT BEGINNING      AT END      OUTSTANDING AT
SUB ACCOUNTS                                                          OF PERIOD     OF PERIOD     END OF PERIOD
------------                                                        ------------   ------------   --------------
AST International Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.60489      $11.10310                0
   01/01/2008 to 12/31/2008                                            $11.10310      $ 5.47103                0

AST Aggressive Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.72821      $10.38882                0
   01/01/2008 to 12/31/2008                                            $10.38882      $ 5.93223                0

AST AllianceBernstein Core Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.89568      $ 9.51355                0
   01/01/2008 to 12/31/2008                                            $ 9.51355      $ 5.47408                0

AST AllianceBernstein Growth & Income Portfolio

   11/01/2007 to 12/31/2007                                            $10.25619      $10.23671                0
   01/01/2008 to 12/31/2008                                            $10.23671      $ 6.01128                0

AST QMA US Equity Alpha
   formerly, AST AllianceBernstein Managed Index 500 Portfolio

   11/01/2007 to 12/31/2007                                            $10.20587      $ 9.77734                0
   01/01/2008 to 12/31/2008                                            $ 9.77734      $ 5.93256                0

AST American Century Income & Growth Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.99202      $ 9.58676                0
   01/01/2008 to 12/31/2008                                            $ 9.58676      $ 6.19386                0

AST Schroders Multi-Asset World Strategies Portfolio formerly, AST American Century Strategic Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.54974      $10.44865                0
   01/01/2008 to 12/31/2008                                            $10.44865      $ 7.22179                0

AST Academic Strategies Asset Allocation Portfolio formerly, AST Balanced Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.64140      $10.46353                0
   01/01/2008 to 12/31/2008                                            $10.46353      $ 7.06233                0

AST Capital Growth Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.67702      $10.44905                0
   01/01/2008 to 12/31/2008                                            $10.44905      $ 6.73091                0

AST Cohen & Steers Realty Portfolio

   11/01/2007 to 12/31/2007                                            $10.79587      $ 9.39461                0
   01/01/2008 to 12/31/2008                                            $ 9.39461      $ 6.04131                0

AST Balanced Asset Allocation Portfolio
   formerly, AST Conservative Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.59754      $10.47416                0
   01/01/2008 to 12/31/2008                                            $10.47416      $ 7.39401                0

AST DeAm Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.15328      $ 9.84245                0
   01/01/2008 to 12/31/2008                                            $ 9.84245      $ 6.11002                0

AST Neuberger Berman Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.55346      $11.27163                0
   01/01/2008 to 12/31/2008                                            $11.27163      $ 6.41269                0

AST DeAm Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.35574      $ 8.86015                0
   01/01/2008 to 07/18/2008                                            $ 8.86015      $ 8.14771                0

AST Federated Aggressive Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.51166      $10.24457                0
   01/01/2008 to 12/31/2008                                            $10.24457      $ 5.67083                0

AST UBS Dynamic Alpha Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.69967      $ 9.72186                0
   01/01/2008 to 12/31/2008                                            $ 9.72186      $ 7.92991                0

AST Goldman Sachs Concentrated Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.78066      $10.44070                0
   01/01/2008 to 12/31/2008                                            $10.44070      $ 6.17458                0

AST High Yield Portfolio

   11/01/2007 to 12/31/2007                                            $10.66065      $10.55596                0
   01/01/2008 to 12/31/2008                                            $10.55596      $ 7.78172                0

AST Goldman Sachs Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.58132      $10.45690                0
   01/01/2008 to 12/31/2008                                            $10.45690      $ 6.12993                0

AST JPMorgan International Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.55778      $10.37393                0
   01/01/2008 to 12/31/2008                                            $10.37393      $ 6.02093                0

AST Large-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.98836      $ 9.58859                0
   01/01/2008 to 12/31/2008                                            $ 9.58859      $ 5.55478                0

AST Lord Abbett Bond-Debenture Portfolio

   11/01/2007 to 12/31/2007                                            $10.55584      $10.42944                0
   01/01/2008 to 12/31/2008                                            $10.42944      $ 7.92501                0

AST Marsico Capital Growth Portfolio

   11/01/2007 to 12/31/2007                                            $11.26437      $10.85812                0
   01/01/2008 to 12/31/2008                                            $10.85812      $ 6.05687                0

AST MFS Global Equity Portfolio

   11/01/2007 to 12/31/2007                                            $10.51823      $10.46349                0
   01/01/2008 to 12/31/2008                                            $10.46349      $ 6.83847                0

AST MFS Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.85132      $10.79702                0
   01/01/2008 to 12/31/2008                                            $10.79702      $ 6.80925                0

AST Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.17845      $ 9.77879                0
   01/01/2008 to 12/31/2008                                            $ 9.77879      $ 5.99070                0

AST Neuberger Berman Mid-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.95786      $10.53280                0
   01/01/2008 to 12/31/2008                                            $10.53280      $ 5.92524                0

AST Neuberger Berman / LSV Mid-Cap Value Portfolio formerly, AST Neuberger Berman Mid-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $10.21550      $10.05498                0
   01/01/2008 to 12/31/2008                                            $10.05498      $ 5.74837                0

AST PIMCO Limited Maturity Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.22598      $10.37452                0
   01/01/2008 to 12/31/2008                                            $10.37452      $10.38622                0

AST Preservation Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.52772      $10.52485                0
   01/01/2008 to 12/31/2008                                            $10.52485      $ 8.39002                0

AST Small-Cap Value Portfolio

   11/01/2007 to 12/31/2007                                            $ 9.91486      $ 9.48190                0
   01/01/2008 to 12/31/2008                                            $ 9.48190      $ 6.59820                0

AST T. Rowe Price Asset Allocation Portfolio

   11/01/2007 to 12/31/2007                                            $10.40537      $10.23309                0
   01/01/2008 to 12/31/2008                                            $10.23309      $ 7.50318                0

AST T. Rowe Price Global Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.55338      $10.64189                0
   01/01/2008 to 12/31/2008                                            $10.64189      $10.27989                0

AST T. Rowe Price Natural Resources Portfolio

   11/01/2007 to 12/31/2007                                            $11.30778      $11.67442                0
   01/01/2008 to 12/31/2008                                            $11.67442      $ 5.78102                0

AST Advanced Strategies Portfolio

   11/01/2007 to 12/31/2007                                            $10.68601      $10.51454                0
   01/01/2008 to 12/31/2008                                            $10.51454      $ 7.30766                0

AST First Trust Capital Appreciation Target Portfolio

   11/01/2007 to 12/31/2007                                            $11.13066      $10.59538                0
   01/01/2008 to 12/31/2008                                            $10.59538      $ 6.21978                0

AST First Trust Balanced Target Portfolio

   11/01/2007 to 12/31/2007                                            $10.80176      $10.45816                0
   01/01/2008 to 12/31/2008                                            $10.45816      $ 6.78372                0

AST International Value Portfolio

   11/01/2007 to 12/31/2007                                            $11.01179      $10.50364                0
   01/01/2008 to 12/31/2008                                            $10.50364      $ 5.82357                0

AST PIMCO Total Return Bond Portfolio

   11/01/2007 to 12/31/2007                                            $10.40386      $10.63572                0
   01/01/2008 to 12/31/2008                                            $10.63572      $10.29238                0

AST Small-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.08867      $ 9.89974                0
   01/01/2008 to 12/31/2008                                            $ 9.89974      $ 6.37126                0

AST Money Market Portfolio

   11/01/2007 to 12/31/2007                                            $10.10109      $10.15956                0
   01/01/2008 to 12/31/2008                                            $10.15956      $10.31135                0

AST T. Rowe Price Large-Cap Growth Portfolio

   11/01/2007 to 12/31/2007                                            $10.55928      $10.10721                0
   01/01/2008 to 12/31/2008                                            $10.10721      $ 5.94755                0

AST Western Asset Core Plus Bond Portfolio

   11/19/2007* to 12/31/2007                                           $9.99918       $ 9.98774                 0
   01/01/2008 to 12/31/2008                                            $ 9.98774      $ 9.37350                0

AST Global Real Estate Portfolio

   07/21/2008* to 12/31/2008                                           $10.17586      $ 6.13222                0

AST Parametric Emerging Markets Equity Portfolio

   07/21/2008* to 12/31/2008                                           $10.10192      $ 5.59093                0

AST Focus Four Plus Portfolio

   07/21/2008* to 12/31/2008                                           $ 9.99918      $ 7.49592                0

Franklin Templeton VIP Founding Funds Allocation Fund

   05/01/2008* to 12/31/2008                                           $10.07829      $ 6.67266                0

AST CLS Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.09946      $ 6.72781                0

AST CLS Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08128      $ 7.37967                0

AST Horizon Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.11197      $ 7.17177                0

AST Horizon Moderate Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $10.08946      $ 7.64996                0

AST Niemann Capital Growth Asset Allocation Portfolio

   05/01/2008* to 12/31/2008                                           $ 10.10379      $ 7.54057               0



*    Denotes the start date of these sub-accounts

                     --------------------------------------
                     Allstate Life of New York
                     Separate Account A

                     Financial Statements as of December 31, 2008 and for the periods ended December 31, 2008 and 2007, and Report of Independent Registered Public Accounting Firm

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 17, 2009

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                     AST
                                      Academic                Alliance   AST Capital     AST         AST
                                     Strategies      AST      Bernstein    Growth     Federated  First Trust
                                        Asset     Advanced    Growth &      Asset    Aggressive   Balanced
                                     Allocation  Strategies    Income    Allocation    Growth      Target
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $22,565     $11,733     $22,083     $57,554     $23,285     $1,412
                                       -------     -------     -------     -------     -------     ------
    Total assets....................   $22,565     $11,733     $22,083     $57,554     $23,285     $1,412
                                       =======     =======     =======     =======     =======     ======
NET ASSETS
Accumulation units..................   $22,565     $11,733     $22,083     $57,554     $23,285     $1,412
Contracts in payout (annuitization)
 period.............................        --          --          --          --          --         --
                                       -------     -------     -------     -------     -------     ------
    Total net assets................   $22,565     $11,733     $22,083     $57,554     $23,285     $1,412
                                       =======     =======     =======     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................     2,860       1,474       1,775       7,583       4,410        193
                                       =======     =======     =======     =======     =======     ======
Cost of investments.................   $23,348     $15,606     $35,008     $78,024     $40,177     $1,532
                                       =======     =======     =======     =======     =======     ======
ACCUMULATION UNIT VALUE
    Lowest..........................   $  6.90     $  7.04     $  5.87     $  6.58     $  5.54     $ 6.63
                                       =======     =======     =======     =======     =======     ======
    Highest.........................   $  7.06     $  7.31     $  6.48     $  6.73     $  6.22     $ 6.78
                                       =======     =======     =======     =======     =======     ======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced     Advanced      Advanced     Advanced    Advanced    Advanced
                                        Series       Series        Series       Series      Series      Series
                                        Trust         Trust         Trust        Trust       Trust       Trust
                                     Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                     ------------ ------------- ------------- ----------- ----------- -----------
                                         AST                                                              AST
                                     First Trust                                  AST         AST      Neuberger
                                       Capital         AST           AST      Investment    Marsico     Berman/
                                     Appreciation International International    Grade      Capital   LSV Mid-Cap
                                        Target       Growth         Value        Bond       Growth       Value
                                     ------------ ------------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $14,563        $ 847        $23,896      $10,969     $26,348     $27,643
                                       -------        -----        -------      -------     -------     -------
    Total assets....................   $14,563        $ 847        $23,896      $10,969     $26,348     $27,643
                                       =======        =====        =======      =======     =======     =======
NET ASSETS
Accumulation units..................   $14,563        $ 847        $23,896      $10,969     $26,348     $27,643
Contracts in payout (annuitization)
 period.............................        --           --             --           --          --          --
                                       -------        -----        -------      -------     -------     -------
    Total net assets................   $14,563        $ 847        $23,896      $10,969     $26,348     $27,643
                                       =======        =====        =======      =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................     2,123          111          2,135        1,006       2,083       3,065
                                       =======        =====        =======      =======     =======     =======
Cost of investments.................   $20,863        $ 834        $42,036      $10,140     $42,560     $46,780
                                       =======        =====        =======      =======     =======     =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $  6.08        $5.19        $  5.69      $ 10.76     $  5.92     $  5.62
                                       =======        =====        =======      =======     =======     =======
    Highest.........................   $  6.22        $5.47        $  5.86      $ 10.83     $  6.06     $  5.92
                                       =======        =====        =======      =======     =======     =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                       Franklin
                                                                                                      Templeton
                                      Advanced     Advanced    Advanced     Advanced     Advanced      Variable
                                       Series       Series      Series       Series       Series      Insurance
                                        Trust       Trust        Trust        Trust        Trust    Products Trust
                                     Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ----------- ------------ ----------- ------------- ----------- --------------
                                         AST                      AST                                  Franklin
                                      Neuberger      AST       Schroders       AST          AST       Templeton
                                       Berman    Preservation Multi-Asset T. Rowe Price     UBS      VIP Founding
                                       Mid-Cap      Asset        World        Asset       Dynamic       Funds
                                       Growth     Allocation  Strategies   Allocation      Alpha      Allocation
                                     ----------- ------------ ----------- ------------- ----------- --------------
ASSETS
Investments at fair value...........   $15,880     $139,098     $2,700       $42,132      $16,354      $309,863
                                       -------     --------     ------       -------      -------      --------
    Total assets....................   $15,880     $139,098     $2,700       $42,132      $16,354      $309,863
                                       =======     ========     ======       =======      =======      ========
NET ASSETS
Accumulation units..................   $15,880     $139,098     $2,700       $42,132      $16,354      $309,863
Contracts in payout (annuitization)
 period.............................        --           --         --            --           --            --
                                       -------     --------     ------       -------      -------      --------
    Total net assets................   $15,880     $139,098     $2,700       $42,132      $16,354      $309,863
                                       =======     ========     ======       =======      =======      ========
FUND SHARE INFORMATION
Number of shares....................     1,242       15,285        279         3,304        1,506        55,136
                                       =======     ========     ======       =======      =======      ========
Cost of investments.................   $24,317     $173,866     $4,009       $48,262      $20,064      $340,124
                                       =======     ========     ======       =======      =======      ========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.79     $   8.00     $ 7.06       $  7.33      $  7.75      $   6.60
                                       =======     ========     ======       =======      =======      ========
    Highest.........................   $  6.19     $   8.39     $ 7.22       $  7.50      $  7.93      $   6.67
                                       =======     ========     ======       =======      =======      ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable
                                      Insurance    Insurance    Insurance    Insurance    Insurance    Insurance
                                        Funds        Funds        Funds        Funds        Funds        Funds
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                      AIM V. I.                 AIM V. I.    AIM V. I.                 AIM V. I.
                                        Basic      AIM V. I.     Capital      Capital     AIM V. I.   Diversified
                                       Balanced   Basic Value  Appreciation Development  Core Equity     Income
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $2,728,935   $1,695,387   $5,955,664    $385,662   $ 8,731,322   $1,631,981
                                      ----------   ----------   ----------    --------   -----------   ----------
    Total assets....................  $2,728,935   $1,695,387   $5,955,664    $385,662   $ 8,731,322   $1,631,981
                                      ==========   ==========   ==========    ========   ===========   ==========
NET ASSETS
Accumulation units..................  $2,725,646   $1,695,387   $5,952,471    $384,240   $ 8,717,394   $1,624,883
Contracts in payout (annuitization)
 period.............................       3,289           --        3,193       1,422        13,928        7,098
                                      ----------   ----------   ----------    --------   -----------   ----------
    Total net assets................  $2,728,935   $1,695,387   $5,955,664    $385,662   $ 8,731,322   $1,631,981
                                      ==========   ==========   ==========    ========   ===========   ==========
FUND SHARE INFORMATION
Number of shares....................     400,725      413,509      352,615      48,633       442,092      278,495
                                      ==========   ==========   ==========    ========   ===========   ==========
Cost of investments.................  $4,224,693   $3,537,461   $8,897,541    $666,629   $10,750,194   $2,391,656
                                      ==========   ==========   ==========    ========   ===========   ==========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     5.91   $     6.23   $     4.12    $   8.63   $      6.06   $     9.49
                                      ==========   ==========   ==========    ========   ===========   ==========
    Highest.........................  $     7.46   $     7.03   $     9.97    $   9.47   $     14.84   $    11.52
                                      ==========   ==========   ==========    ========   ===========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     AIM Variable AIM Variable AIM Variable  AIM Variable AIM Variable AIM Variable
                                      Insurance    Insurance     Insurance    Insurance    Insurance    Insurance
                                        Funds        Funds         Funds        Funds        Funds        Funds
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ------------ ------------ ------------- ------------ ------------ ------------
                                      AIM V. I.                  AIM V. I.    AIM V. I.    AIM V. I.
                                      Government   AIM V. I.   International  Large Cap     Mid Cap     AIM V. I.
                                      Securities   High Yield     Growth        Growth    Core Equity  Money Market
                                     ------------ ------------ ------------- ------------ ------------ ------------
ASSETS
Investments at fair value........... $10,658,908   $1,129,957   $3,228,192    $2,408,226   $1,080,360   $2,382,491
                                     -----------   ----------   ----------    ----------   ----------   ----------
    Total assets.................... $10,658,908   $1,129,957   $3,228,192    $2,408,226   $1,080,360   $2,382,491
                                     ===========   ==========   ==========    ==========   ==========   ==========
NET ASSETS
Accumulation units.................. $10,658,908   $1,129,957   $3,227,024    $2,408,226   $1,080,360   $2,382,491
Contracts in payout (annuitization)
 period.............................          --           --        1,168            --           --           --
                                     -----------   ----------   ----------    ----------   ----------   ----------
    Total net assets................ $10,658,908   $1,129,957   $3,228,192    $2,408,226   $1,080,360   $2,382,491
                                     ===========   ==========   ==========    ==========   ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     816,775      306,221      165,633       246,240      125,769    2,382,491
                                     ===========   ==========   ==========    ==========   ==========   ==========
Cost of investments................. $ 9,928,054   $1,735,041   $3,576,974    $3,049,808   $1,485,662   $2,382,491
                                     ===========   ==========   ==========    ==========   ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.......................... $     12.52   $     7.72   $     7.79    $     7.63   $     9.57   $    10.37
                                     ===========   ==========   ==========    ==========   ==========   ==========
    Highest......................... $     16.44   $    10.24   $    15.11    $     7.75   $    12.71   $    12.91
                                     ===========   ==========   ==========    ==========   ==========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                               AIM Variable  AIM Variable   AIM Variable    AIM Variable
                                     AIM Variable AIM Variable  Insurance     Insurance       Insurance      Insurance
                                      Insurance    Insurance      Funds         Funds           Funds          Funds
                                        Funds        Funds      Series II     Series II       Series II      Series II
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account    Sub-Account
                                     ------------ ------------ ------------ -------------- --------------- --------------
                                                                AIM V. I.                     AIM V. I.      AIM V. I.
                                      AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital        Capital
                                      Technology   Utilities   Balanced II  Basic Value II Appreciation II Development II
                                     ------------ ------------ ------------ -------------- --------------- --------------
ASSETS
Investments at fair value...........   $205,033     $784,467     $ 85,285      $479,543       $294,530        $22,429
                                       --------     --------     --------      --------       --------        -------
    Total assets....................   $205,033     $784,467     $ 85,285      $479,543       $294,530        $22,429
                                       ========     ========     ========      ========       ========        =======
NET ASSETS
Accumulation units..................   $205,033     $779,645     $ 85,285      $479,543       $294,530        $22,429
Contracts in payout (annuitization)
 period.............................         --        4,822           --            --             --             --
                                       --------     --------     --------      --------       --------        -------
    Total net assets................   $205,033     $784,467     $ 85,285      $479,543       $294,530        $22,429
                                       ========     ========     ========      ========       ========        =======
FUND SHARE INFORMATION
Number of shares....................     24,467       58,630       12,579       117,824         17,732          2,898
                                       ========     ========     ========      ========       ========        =======
Cost of investments.................   $277,627     $895,521     $120,258      $978,697       $384,719        $40,267
                                       ========     ========     ========      ========       ========        =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $   6.98     $  13.64     $   6.72      $   5.89       $   6.77        $  8.01
                                       ========     ========     ========      ========       ========        =======
    Highest.........................   $   7.18     $  14.03     $   6.93      $   7.79       $   9.02        $  8.27
                                       ========     ========     ========      ========       ========        =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     AIM Variable AIM Variable AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                      Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                        Funds        Funds         Funds         Funds         Funds        Funds
                                      Series II    Series II     Series II     Series II     Series II    Series II
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     ------------ ------------ ------------- ------------- ------------- ------------
                                      AIM V. I.    AIM V. I.     AIM V. I.                   AIM V. I.    AIM V. I.
                                         Core     Diversified   Government     AIM V. I.   International  Large Cap
                                      Equity II    Income II   Securities II High Yield II   Growth II    Growth II
                                     ------------ ------------ ------------- ------------- ------------- ------------
ASSETS
Investments at fair value...........   $140,677     $51,618      $128,039       $2,128       $112,128      $65,537
                                       --------     -------      --------       ------       --------      -------
    Total assets....................   $140,677     $51,618      $128,039       $2,128       $112,128      $65,537
                                       ========     =======      ========       ======       ========      =======
NET ASSETS
Accumulation units..................   $140,677     $51,618      $128,039       $2,128       $112,128      $65,537
Contracts in payout (annuitization)
 period.............................         --          --            --           --             --           --
                                       --------     -------      --------       ------       --------      -------
    Total net assets................   $140,677     $51,618      $128,039       $2,128       $112,128      $65,537
                                       ========     =======      ========       ======       ========      =======
FUND SHARE INFORMATION
Number of shares....................      7,170       8,869         9,872          577          5,831        6,756
                                       ========     =======      ========       ======       ========      =======
Cost of investments.................   $173,850     $72,888      $121,270       $3,115       $132,414      $82,774
                                       ========     =======      ========       ======       ========      =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $   7.78     $  9.36      $  12.41       $10.05       $  12.12      $  7.58
                                       ========     =======      ========       ======       ========      =======
    Highest.........................   $   9.54     $  9.66      $  12.81       $10.37       $  12.51      $  7.67
                                       ========     =======      ========       ======       ========      =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                               Alliance       Alliance
                                      AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein      Bernstein
                                       Insurance     Insurance     Insurance    Insurance      Variable       Variable
                                         Funds         Funds         Funds        Funds     Product Series Product Series
                                       Series II     Series II     Series II    Series II        Fund           Fund
                                      Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account    Sub-Account
                                     -------------- ------------ ------------- ------------ -------------- --------------
                                                                                                              Alliance
                                       AIM V. I.     AIM V. I.                                 Alliance    Bernstein VPS
                                        Mid Cap        Money       AIM V. I.    AIM V. I.   Bernstein VPS     Growth &
                                     Core Equity II  Market II   Technology II Utilities II     Growth         Income
                                     -------------- ------------ ------------- ------------ -------------- --------------
ASSETS
Investments at fair value...........    $382,416      $220,213      $5,984       $41,305      $1,239,498     $2,548,165
                                        --------      --------      ------       -------      ----------     ----------
    Total assets....................    $382,416      $220,213      $5,984       $41,305      $1,239,498     $2,548,165
                                        ========      ========      ======       =======      ==========     ==========
NET ASSETS
Accumulation units..................    $382,416      $220,213      $5,984       $41,305      $1,239,498     $2,546,540
Contracts in payout (annuitization)
 period.............................          --            --          --            --              --          1,625
                                        --------      --------      ------       -------      ----------     ----------
    Total net assets................    $382,416      $220,213      $5,984       $41,305      $1,239,498     $2,548,165
                                        ========      ========      ======       =======      ==========     ==========
FUND SHARE INFORMATION
Number of shares....................      44,884       220,213         724         3,106          96,309        196,466
                                        ========      ========      ======       =======      ==========     ==========
Cost of investments.................    $538,330      $220,213      $8,102       $60,048      $1,680,657     $4,129,303
                                        ========      ========      ======       =======      ==========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest..........................    $   9.27      $  10.15      $ 6.86       $ 13.46      $     4.35     $     7.47
                                        ========      ========      ======       =======      ==========     ==========
    Highest.........................    $  10.85      $  10.48      $ 7.01       $ 13.75      $     9.55     $     9.77
                                        ========      ========      ======       =======      ==========     ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Alliance      Alliance      Alliance      Alliance      Alliance
                                       Bernstein     Bernstein     Bernstein     Bernstein     Bernstein    Delaware
                                       Variable      Variable      Variable      Variable      Variable       Group
                                        Product       Product       Product       Product       Product      Premium
                                      Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Fund, Inc
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     ------------- ------------- ------------- ------------- ------------- -----------
                                       Alliance      Alliance      Alliance      Alliance                   Delaware
                                     Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance      VIP GP
                                     International   Large Cap     Small/Mid      Utility    Bernstein VPS  Small Cap
                                         Value        Growth       Cap Value      Income         Value        Value
                                     ------------- ------------- ------------- ------------- ------------- -----------
ASSETS
Investments at fair value...........   $450,501      $320,632     $1,321,453     $115,036       $18,533    $1,997,199
                                       --------      --------     ----------     --------       -------    ----------
    Total assets....................   $450,501      $320,632     $1,321,453     $115,036       $18,533    $1,997,199
                                       ========      ========     ==========     ========       =======    ==========
NET ASSETS
Accumulation units..................   $450,501      $320,632     $1,321,453     $115,036       $18,533    $1,997,199
Contracts in payout (annuitization)
 period.............................         --            --             --           --            --            --
                                       --------      --------     ----------     --------       -------    ----------
    Total net assets................   $450,501      $320,632     $1,321,453     $115,036       $18,533    $1,997,199
                                       ========      ========     ==========     ========       =======    ==========
FUND SHARE INFORMATION
Number of shares....................     41,217        17,783        133,886        7,062         2,442       107,146
                                       ========      ========     ==========     ========       =======    ==========
Cost of investments.................   $855,463      $433,416     $2,047,274     $160,850       $34,133    $2,581,704
                                       ========      ========     ==========     ========       =======    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $   7.46      $   4.16     $    11.68     $   9.84       $  6.92    $    15.89
                                       ========      ========     ==========     ========       =======    ==========
    Highest.........................   $   7.63      $   9.12     $    12.09     $  10.06       $  7.08    $    15.89
                                       ========      ========     ==========     ========       =======    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                   Dreyfus
                                      Delaware    Socially                   Dreyfus      Dreyfus
                                        Group    Responsible                 Variable     Variable       DWS
                                       Premium     Growth    Dreyfus Stock  Investment   Investment   Variable
                                      Fund, Inc  Fund, Inc.   Index Fund       Fund         Fund      Series I
                                     Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ----------- ----------- ------------- ------------ ------------ -----------
                                                   Dreyfus
                                      Delaware    Socially
                                       VIP GP    Responsible Dreyfus Stock     VIF          VIF          DWS
                                        Trend    Growth Fund  Index Fund   Appreciation Money Market Bond VIP A
                                     ----------- ----------- ------------- ------------ ------------ -----------
ASSETS
Investments at fair value...........  $528,079    $ 77,931    $3,521,740     $407,814    $2,281,833    $38,975
                                      --------    --------    ----------     --------    ----------    -------
    Total assets....................  $528,079    $ 77,931    $3,521,740     $407,814    $2,281,833    $38,975
                                      ========    ========    ==========     ========    ==========    =======
NET ASSETS
Accumulation units..................  $528,079    $ 77,931    $3,521,740     $407,814    $2,281,833    $38,975
Contracts in payout (annuitization)
 period.............................        --          --            --           --            --         --
                                      --------    --------    ----------     --------    ----------    -------
    Total net assets................  $528,079    $ 77,931    $3,521,740     $407,814    $2,281,833    $38,975
                                      ========    ========    ==========     ========    ==========    =======
FUND SHARE INFORMATION
Number of shares....................    31,793       3,924       153,252       14,121     2,281,833      7,086
                                      ========    ========    ==========     ========    ==========    =======
Cost of investments.................  $782,186    $108,264    $4,311,684     $476,134    $2,281,833    $48,451
                                      ========    ========    ==========     ========    ==========    =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $   5.81    $   4.93    $     6.59     $   7.92    $    10.88    $ 11.86
                                      ========    ========    ==========     ========    ==========    =======
    Highest.........................  $   5.81    $   4.93    $     6.59     $   7.92    $    10.88    $ 11.98
                                      ========    ========    ==========     ========    ==========    =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                         Fidelity
                                         DWS          DWS           DWS          DWS          DWS        Variable
                                       Variable     Variable     Variable      Variable    Variable     Insurance
                                       Series I     Series I     Series I     Series II    Series II  Products Fund
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ------------ ------------ ------------- ------------ ----------- --------------
                                                                                              DWS
                                         DWS          DWS           DWS          DWS       Small Cap
                                       Capital     Growth and  International Money Market   Growth
                                     Growth VIP A Income VIP A     VIP A       VIP A II    VIP A II   VIP Contrafund
                                     ------------ ------------ ------------- ------------ ----------- --------------
ASSETS
Investments at fair value...........    $2,605       $3,035       $3,126       $12,954      $1,698      $2,802,866
                                        ------       ------       ------       -------      ------      ----------
    Total assets....................    $2,605       $3,035       $3,126       $12,954      $1,698      $2,802,866
                                        ======       ======       ======       =======      ======      ==========
NET ASSETS
Accumulation units..................    $2,605       $3,035       $3,126       $12,945      $1,698      $2,802,866
Contracts in payout (annuitization)
 period.............................        --           --           --             9          --              --
                                        ------       ------       ------       -------      ------      ----------
    Total net assets................    $2,605       $3,035       $3,126       $12,954      $1,698      $2,802,866
                                        ======       ======       ======       =======      ======      ==========
FUND SHARE INFORMATION
Number of shares....................       192          593          479        12,954         223         182,123
                                        ======       ======       ======       =======      ======      ==========
Cost of investments.................    $2,917       $5,681       $6,155       $12,954      $2,574      $4,579,564
                                        ======       ======       ======       =======      ======      ==========
ACCUMULATION UNIT VALUE
    Lowest..........................    $ 8.41       $ 6.91       $ 8.45       $ 10.67      $ 6.39      $     8.85
                                        ======       ======       ======       =======      ======      ==========
    Highest.........................    $ 8.49       $ 6.98       $ 8.54       $ 10.70      $ 6.42      $     9.38
                                        ======       ======       ======       =======      ======      ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             Fidelity      Fidelity      Fidelity      Fidelity      Fidelity       Fidelity
                             Variable      Variable      Variable      Variable      Variable       Variable
                             Insurance     Insurance     Insurance     Insurance     Insurance     Insurance
                           Products Fund Products Fund Products Fund Products Fund Products Fund Products Fund
                            Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- ------------- ------------- ------------- ------------- --------------
                                VIP                     VIP Growth     VIP High                  VIP Investment
                           Equity-Income  VIP Growth   Opportunities    Income     VIP Index 500   Grade Bond
                           ------------- ------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $2,407,869    $2,193,505     $323,584      $527,806     $1,914,817     $1,649,313
                            ----------    ----------     --------      --------     ----------     ----------
    Total assets..........  $2,407,869    $2,193,505     $323,584      $527,806     $1,914,817     $1,649,313
                            ==========    ==========     ========      ========     ==========     ==========
NET ASSETS
Accumulation units........  $2,407,869    $2,193,505     $323,584      $527,806     $1,914,817     $1,649,313
Contracts in payout
 (annuitization) period...          --            --           --            --             --             --
                            ----------    ----------     --------      --------     ----------     ----------
    Total net assets......  $2,407,869    $2,193,505     $323,584      $527,806     $1,914,817     $1,649,313
                            ==========    ==========     ========      ========     ==========     ==========
FUND SHARE
 INFORMATION
Number of shares..........     182,691        93,222       32,391       133,284         19,305        139,300
                            ==========    ==========     ========      ========     ==========     ==========
Cost of investments.......  $3,928,607    $2,933,234     $478,477      $797,520     $2,432,030     $1,787,539
                            ==========    ==========     ========      ========     ==========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     8.31    $     4.62     $   5.01      $   8.52     $     6.40     $    13.37
                            ==========    ==========     ========      ========     ==========     ==========
    Highest...............  $     8.31    $     5.09     $   5.01      $   8.52     $     6.40     $    13.37
                            ==========    ==========     ========      ========     ==========     ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                             Fidelity          Fidelity          Fidelity          Fidelity
                             Fidelity        Variable          Variable          Variable          Variable
                             Variable        Insurance         Insurance         Insurance         Insurance
                             Insurance     Products Fund     Products Fund     Products Fund     Products Fund
                           Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ------------- ----------------- ----------------- ----------------- -----------------

                                                              VIP Freedom       VIP Freedom       VIP Freedom
                                VIP       VIP Contrafund    2010 Portfolio    2020 Portfolio    2030 Portfolio
                             Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.  $  934,482      $2,640,287         $330,246         $  697,191         $256,172
                            ----------      ----------         --------         ----------         --------
    Total assets..........  $  934,482      $2,640,287         $330,246         $  697,191         $256,172
                            ==========      ==========         ========         ==========         ========
NET ASSETS
Accumulation units........  $  934,482      $2,640,287         $330,246         $  697,191         $256,172
Contracts in payout
 (annuitization) period...          --              --               --                 --               --
                            ----------      ----------         --------         ----------         --------
    Total net assets......  $  934,482      $2,640,287         $330,246         $  697,191         $256,172
                            ==========      ==========         ========         ==========         ========
FUND SHARE
 INFORMATION
Number of shares..........      76,786         174,391           40,225             90,662           36,030
                            ==========      ==========         ========         ==========         ========
Cost of investments.......  $1,382,456      $4,874,510         $453,349         $1,003,153         $413,893
                            ==========      ==========         ========         ==========         ========
ACCUMULATION
 UNIT VALUE
    Lowest................  $     7.70      $     6.61         $   8.13         $     7.43         $   6.91
                            ==========      ==========         ========         ==========         ========
    Highest...............  $     7.99      $     8.59         $   8.29         $     7.57         $   7.04
                            ==========      ==========         ========         ==========         ========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------
                              VIP Freedom
                                Income
                               Portfolio
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.     $318,844
                               --------
    Total assets..........     $318,844
                               ========
NET ASSETS
Accumulation units........     $318,844
Contracts in payout
 (annuitization) period...           --
                               --------
    Total net assets......     $318,844
                               ========
FUND SHARE
 INFORMATION
Number of shares..........       34,961
                               ========
Cost of investments.......     $371,241
                               ========
ACCUMULATION
 UNIT VALUE
    Lowest................     $   9.38
                               ========
    Highest...............     $   9.56
                               ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                        (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP
                            Growth &             VIP            VIP High
                             Income         Growth Stock         Income         VIP Index 500      VIP MidCap
                        (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $169,571           $37,970          $169,906          $621,807         $1,216,941
                            --------           -------          --------          --------         ----------
    Total assets.......     $169,571           $37,970          $169,906          $621,807         $1,216,941
                            ========           =======          ========          ========         ==========
NET ASSETS
Accumulation units.....     $169,571           $37,970          $169,906          $621,807         $1,216,941
Contracts in payout
 (annuitization)
 period................           --                --                --                --                 --
                            --------           -------          --------          --------         ----------
    Total net assets...     $169,571           $37,970          $169,906          $621,807         $1,216,941
                            ========           =======          ========          ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......       19,604             4,925            43,678             6,313             67,160
                            ========           =======          ========          ========         ==========
Cost of investments....     $275,884           $56,271          $255,136          $915,307         $2,104,972
                            ========           =======          ========          ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $   7.67           $  6.31          $   8.41          $   6.85         $     6.59
                            ========           =======          ========          ========         ==========
    Highest............     $   7.84           $  6.43          $   8.61          $   6.98         $     9.14
                            ========           =======          ========          ========         ==========

                            Fidelity
                            Variable
                            Insurance
                          Products Fund
                        (Service Class 2)
                           Sub-Account
                        -----------------

                            VIP Money
                             Market
                        (Service Class 2)
                        -----------------
ASSETS
Investments at fair
 value.................     $442,073
                            --------
    Total assets.......     $442,073
                            ========
NET ASSETS
Accumulation units.....     $442,073
Contracts in payout
 (annuitization)
 period................           --
                            --------
    Total net assets...     $442,073
                            ========
FUND SHARE
 INFORMATION
Number of shares.......      442,073
                            ========
Cost of investments....     $442,073
                            ========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $  10.58
                            ========
    Highest............     $  10.76
                            ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                             Franklin                                     Franklin
                           Franklin Flex    Growth and   Franklin High     Franklin      Large Cap    Franklin Small
                             Cap Growth       Income         Income         Income         Growth       Cap Value
                             Securities     Securities     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $ 82,823     $ 6,636,038      $288,285     $16,073,648    $10,708,460     $5,709,489
                              --------     -----------      --------     -----------    -----------     ----------
    Total assets..........    $ 82,823     $ 6,636,038      $288,285     $16,073,648    $10,708,460     $5,709,489
                              ========     ===========      ========     ===========    ===========     ==========
NET ASSETS
Accumulation units........    $ 82,823     $ 6,618,727      $288,285     $16,073,648    $10,703,468     $5,709,489
Contracts in payout
 (annuitization) period...          --          17,311            --              --          4,992             --
                              --------     -----------      --------     -----------    -----------     ----------
    Total net assets......    $ 82,823     $ 6,636,038      $288,285     $16,073,648    $10,708,460     $5,709,489
                              ========     ===========      ========     ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares..........      10,076         772,531        62,671       1,417,429      1,019,853        541,184
                              ========     ===========      ========     ===========    ===========     ==========
Cost of investments.......    $110,148     $11,207,585      $412,741     $22,725,021    $15,595,479     $8,599,851
                              ========     ===========      ========     ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................    $   8.18     $      7.15      $   8.79     $      8.42    $      7.54     $     8.14
                              ========     ===========      ========     ===========    ===========     ==========
    Highest...............    $   8.36     $     10.54      $   9.05     $      9.38    $      7.79     $    14.14
                              ========     ===========      ========     ===========    ===========     ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                          Templeton
                                              Mutual                      Developing     Templeton      Templeton
                           Franklin U.S.    Discovery    Mutual Shares     Markets        Foreign      Global Asset
                             Government     Securities     Securities     Securities     Securities     Allocation
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $7,221,734     $1,343,898    $11,818,359     $2,938,425    $13,546,454      $461,580
                             ----------     ----------    -----------     ----------    -----------      --------
    Total assets..........   $7,221,734     $1,343,898    $11,818,359     $2,938,425    $13,546,454      $461,580
                             ==========     ==========    ===========     ==========    ===========      ========
NET ASSETS
Accumulation units........   $7,221,734     $1,343,898    $11,818,359     $2,938,425    $13,544,439      $461,580
Contracts in payout
 (annuitization) period...           --             --             --             --          2,015            --
                             ----------     ----------    -----------     ----------    -----------      --------
    Total net assets......   $7,221,734     $1,343,898    $11,818,359     $2,938,425    $13,546,454      $461,580
                             ==========     ==========    ===========     ==========    ===========      ========
FUND SHARE
 INFORMATION
Number of shares..........      555,946         84,789      1,003,256        486,494      1,258,964        54,496
                             ==========     ==========    ===========     ==========    ===========      ========
Cost of investments.......   $6,973,834     $1,864,481    $17,459,250     $5,326,555    $20,250,042      $840,011
                             ==========     ==========    ===========     ==========    ===========      ========
ACCUMULATION UNIT
 VALUE
    Lowest................   $    11.26     $     8.45    $      7.98     $     9.32    $      8.77      $  12.83
                             ==========     ==========    ===========     ==========    ===========      ========
    Highest...............   $    11.92     $    10.80    $     11.48     $    19.73    $     14.00      $  12.83
                             ==========     ==========    ===========     ==========    ===========      ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                           Goldman Sachs Goldman Sachs  Goldman Sachs
                            Goldman Sachs    Variable       Variable      Variable
                              Variable       Insurance     Insurance      Insurance   Lord Abbett  Lord Abbett
                           Insurance Trust     Trust         Trust          Trust     Series Fund  Series Fund
                             Sub-Account    Sub-Account   Sub-Account    Sub-Account  Sub-Account  Sub-Account
                           --------------- ------------- -------------- ------------- ----------- --------------
                                                                             VIT
                                                              VIT        Structured
                           VIT Growth and       VIT      Structured U.    Small Cap
                               Income      Mid Cap Value S. Equity Fund    Equity      All Value  Bond-Debenture
                           --------------- ------------- -------------- ------------- ----------- --------------
ASSETS
Investments at fair value.    $110,060       $165,094       $106,450      $222,372    $1,740,519    $4,941,394
                              --------       --------       --------      --------    ----------    ----------
    Total assets..........    $110,060       $165,094       $106,450      $222,372    $1,740,519    $4,941,394
                              ========       ========       ========      ========    ==========    ==========
NET ASSETS
Accumulation units........    $110,060       $165,094       $106,450      $222,372    $1,740,519    $4,938,101
Contracts in payout
 (annuitization) period...          --             --             --            --            --         3,293
                              --------       --------       --------      --------    ----------    ----------
    Total net assets......    $110,060       $165,094       $106,450      $222,372    $1,740,519    $4,941,394
                              ========       ========       ========      ========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      13,809         19,064         13,323        31,858       147,128       553,968
                              ========       ========       ========      ========    ==========    ==========
Cost of investments.......    $177,375       $296,858       $171,933      $435,378    $2,190,555    $6,447,124
                              ========       ========       ========      ========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................    $   8.08       $   8.09       $   7.43      $   6.61    $     9.15    $     9.26
                              ========       ========       ========      ========    ==========    ==========
    Highest...............    $   8.27       $   8.27       $   7.60      $   6.76    $     9.68    $     9.61
                              ========       ========       ========      ========    ==========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                 MFS Variable  MFS Variable   MFS Variable
                           Lord Abbett  Lord Abbett  Lord Abbett  Insurance      Insurance     Insurance
                           Series Fund  Series Fund  Series Fund    Trust          Trust         Trust
                           Sub-Account  Sub-Account  Sub-Account Sub-Account    Sub-Account   Sub-Account
                           ----------- ------------- ----------- ------------ --------------- ------------
                           Growth and     Growth       Mid-Cap       MFS            MFS         MFS New
                             Income    Opportunities    Value    High Income  Investors Trust  Discovery
                           ----------- ------------- ----------- ------------ --------------- ------------
ASSETS
Investments at fair value. $2,514,244   $2,163,819   $3,793,137    $337,957      $437,662       $304,595
                           ----------   ----------   ----------    --------      --------       --------
    Total assets.......... $2,514,244   $2,163,819   $3,793,137    $337,957      $437,662       $304,595
                           ==========   ==========   ==========    ========      ========       ========
NET ASSETS
Accumulation units........ $2,514,244   $2,160,404   $3,793,137    $337,957      $437,662       $304,595
Contracts in payout
 (annuitization) period...         --        3,415           --          --            --             --
                           ----------   ----------   ----------    --------      --------       --------
    Total net assets...... $2,514,244   $2,163,819   $3,793,137    $337,957      $437,662       $304,595
                           ==========   ==========   ==========    ========      ========       ========
FUND SHARE
 INFORMATION
Number of shares..........    145,584      219,010      360,907      54,247        29,895         37,010
                           ==========   ==========   ==========    ========      ========       ========
Cost of investments....... $3,950,068   $3,108,377   $7,067,825    $519,699      $498,261       $485,212
                           ==========   ==========   ==========    ========      ========       ========
ACCUMULATION UNIT
 VALUE
    Lowest................ $     7.73   $     8.40   $     7.25    $   9.23      $   7.12       $   5.51
                           ==========   ==========   ==========    ========      ========       ========
    Highest............... $     8.24   $     8.95   $     7.83    $   9.23      $   7.12       $   5.51
                           ==========   ==========   ==========    ========      ========       ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     Morgan Stanley Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley
                        MFS Variable    Variable       Variable       Variable        Variable       Variable
                         Insurance     Investment     Investment     Investment      Investment     Investment
                           Trust         Series         Series         Series          Series         Series
                        Sub-Account   Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                        ------------ -------------- -------------- --------------- -------------- --------------
                        MFS Research   Aggressive      Capital                        European        Global
                            Bond         Equity     Opportunities  Dividend Growth     Equity       Advantage
                        ------------ -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair
 value.................   $804,122      $511,799      $5,353,114     $10,114,403     $3,469,444      $353,977
                          --------      --------      ----------     -----------     ----------      --------
    Total assets.......   $804,122      $511,799      $5,353,114     $10,114,403     $3,469,444      $353,977
                          ========      ========      ==========     ===========     ==========      ========
NET ASSETS
Accumulation units.....   $804,122      $511,799      $5,315,690     $ 9,872,638     $3,443,559      $353,977
Contracts in payout
 (annuitization)
 period................         --            --          37,424         241,765         25,885            --
                          --------      --------      ----------     -----------     ----------      --------
    Total net assets...   $804,122      $511,799      $5,353,114     $10,114,403     $3,469,444      $353,977
                          ========      ========      ==========     ===========     ==========      ========
FUND SHARE
 INFORMATION
Number of shares.......     73,102        56,428         290,772         938,256        260,469        53,633
                          ========      ========      ==========     ===========     ==========      ========
Cost of investments....   $847,621      $783,772      $9,539,738     $14,728,683     $5,091,143      $548,340
                          ========      ========      ==========     ===========     ==========      ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  13.86      $   7.95      $     8.19     $      8.18     $    10.55      $   6.55
                          ========      ========      ==========     ===========     ==========      ========
    Highest............   $  13.86      $   9.03      $    64.95     $     27.69     $    34.32      $   9.60
                          ========      ========      ==========     ===========     ==========      ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Investment     Investment     Investment     Investment     Investment     Investment
                               Series         Series         Series         Series         Series         Series
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                               Global
                              Dividend                                      Income        Limited
                               Growth       High Yield   Income Builder      Plus         Duration     Money Market
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $3,394,360     $  452,962      $682,096      $6,744,688      $762,342      $4,396,285
                             ----------     ----------      --------      ----------      --------      ----------
    Total assets..........   $3,394,360     $  452,962      $682,096      $6,744,688      $762,342      $4,396,285
                             ==========     ==========      ========      ==========      ========      ==========
NET ASSETS
Accumulation units........   $3,343,405     $  451,088      $682,096      $6,432,289      $762,342      $4,330,703
Contracts in payout
 (annuitization) period...       50,955          1,874            --         312,399            --          65,582
                             ----------     ----------      --------      ----------      --------      ----------
    Total net assets......   $3,394,360     $  452,962      $682,096      $6,744,688      $762,342      $4,396,285
                             ==========     ==========      ========      ==========      ========      ==========
FUND SHARE
 INFORMATION
Number of shares..........      438,548        532,897        85,690         713,724        98,240       4,396,285
                             ==========     ==========      ========      ==========      ========      ==========
Cost of investments.......   $5,611,157     $1,260,782      $956,145      $7,479,872      $938,241      $4,396,285
                             ==========     ==========      ========      ==========      ========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     9.71     $    10.94      $  10.64      $    11.94      $   9.39      $    11.19
                             ==========     ==========      ========      ==========      ========      ==========
    Highest...............   $    17.84     $    14.41      $  14.15      $    32.63      $  10.11      $    25.56
                             ==========     ==========      ========      ==========      ========      ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                      Morgan Stanley   Morgan Stanley   Morgan Stanley
                        Morgan Stanley Morgan Stanley Morgan Stanley     Variable         Variable         Variable
                           Variable       Variable       Variable       Investment       Investment       Investment
                          Investment     Investment     Investment        Series           Series           Series
                            Series         Series         Series     (Class Y Shares) (Class Y Shares) (Class Y Shares)
                         Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
                                                                        Aggressive        Capital          Dividend
                                                                          Equity       Opportunities        Growth
                        S&P 500 Index    Strategist     Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares)
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................   $2,019,572     $6,847,282     $5,185,693       $846,212        $  873,126       $1,652,288
                          ----------     ----------     ----------       --------        ----------       ----------
    Total assets.......   $2,019,572     $6,847,282     $5,185,693       $846,212        $  873,126       $1,652,288
                          ==========     ==========     ==========       ========        ==========       ==========
NET ASSETS
Accumulation units.....   $2,006,646     $6,751,807     $4,992,062       $846,212        $  873,126       $1,652,288
Contracts in payout
 (annuitization)
 period................       12,926         95,475        193,631             --                --               --
                          ----------     ----------     ----------       --------        ----------       ----------
    Total net assets...   $2,019,572     $6,847,282     $5,185,693       $846,212        $  873,126       $1,652,288
                          ==========     ==========     ==========       ========        ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.......      244,205        645,970        458,911         94,867            47,738          153,701
                          ==========     ==========     ==========       ========        ==========       ==========
Cost of investments....   $2,793,735     $9,613,834     $7,676,749       $892,407        $1,051,892       $2,021,656
                          ==========     ==========     ==========       ========        ==========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $     8.05     $    12.26     $    12.88       $   5.04        $     4.75       $     7.31
                          ==========     ==========     ==========       ========        ==========       ==========
    Highest............   $     8.98     $    40.80     $    28.40       $  10.37        $     9.42       $     9.58
                          ==========     ==========     ==========       ========        ==========       ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                         Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                            Variable         Variable         Variable         Variable         Variable         Variable
                           Investment       Investment       Investment       Investment       Investment       Investment
                             Series           Series           Series           Series           Series           Series
                        (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                               Global
                            European          Global          Dividend
                             Equity         Advantage          Growth         High Yield     Income Builder    Income Plus
                        (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................     $551,578         $100,059        $1,043,172       $1,196,347       $1,054,758       $3,444,323
                            --------         --------        ----------       ----------       ----------       ----------
    Total assets.......     $551,578         $100,059        $1,043,172       $1,196,347       $1,054,758       $3,444,323
                            ========         ========        ==========       ==========       ==========       ==========
NET ASSETS
Accumulation units.....     $551,578         $100,059        $1,043,172       $1,196,347       $1,054,758       $3,444,323
Contracts in payout
 (annuitization)
 period................           --               --                --               --               --               --
                            --------         --------        ----------       ----------       ----------       ----------
    Total net assets...     $551,578         $100,059        $1,043,172       $1,196,347       $1,054,758       $3,444,323
                            ========         ========        ==========       ==========       ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.......       41,660           15,230           136,184        1,407,467          133,177          365,639
                            ========         ========        ==========       ==========       ==========       ==========
Cost of investments....     $720,416         $110,069        $1,766,127       $1,594,258       $1,411,250       $3,843,261
                            ========         ========        ==========       ==========       ==========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $   8.05         $   5.83        $     9.35       $     5.24       $     9.82       $    10.23
                            ========         ========        ==========       ==========       ==========       ==========
    Highest............     $  12.41         $  10.92        $    11.32       $    10.32       $    11.14       $    12.65
                            ========         ========        ==========       ==========       ==========       ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                         Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                            Variable         Variable         Variable         Variable         Variable
                           Investment       Investment       Investment       Investment       Investment     Oppenheimer
                             Series           Series           Series           Series           Series        Variable
                        (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) Account Funds
                          Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                        ---------------- ---------------- ---------------- ---------------- ---------------- -------------
                            Limited        Money Market                                                       Oppenheimer
                            Duration         (Class Y      S&P 500 Index      Strategist       Utilities        Capital
                        (Class Y Shares)     Shares)      (Class Y Shares) (Class Y Shares) (Class Y Shares) Appreciation
                        ---------------- ---------------- ---------------- ---------------- ---------------- -------------
ASSETS
Investments at fair
 value.................    $1,900,815       $3,244,352       $2,447,236       $1,711,764        $565,422      $  898,861
                           ----------       ----------       ----------       ----------        --------      ----------
    Total assets.......    $1,900,815       $3,244,352       $2,447,236       $1,711,764        $565,422      $  898,861
                           ==========       ==========       ==========       ==========        ========      ==========
NET ASSETS
Accumulation units.....    $1,900,815       $3,244,349       $2,447,236       $1,711,764        $565,422      $  898,861
Contracts in payout
 (annuitization)
 period................            --                3               --               --              --              --
                           ----------       ----------       ----------       ----------        --------      ----------
    Total net assets...    $1,900,815       $3,244,352       $2,447,236       $1,711,764        $565,422      $  898,861
                           ==========       ==========       ==========       ==========        ========      ==========
FUND SHARE
 INFORMATION
Number of shares.......       245,901        3,244,352          298,080          162,099          50,171          35,016
                           ==========       ==========       ==========       ==========        ========      ==========
Cost of investments....    $2,406,121       $3,244,352       $2,993,021       $2,348,980        $757,472      $1,191,837
                           ==========       ==========       ==========       ==========        ========      ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $     8.44       $    10.36       $     6.25       $     9.79        $   7.47      $     5.11
                           ==========       ==========       ==========       ==========        ========      ==========
    Highest............    $     9.45       $    10.90       $     9.92       $    12.65        $  14.22      $     5.11
                           ==========       ==========       ==========       ==========        ========      ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                             Variable      Variable      Variable      Variable      Variable      Variable
                           Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                            Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- ------------- ------------- ------------- ------------- -------------
                                          Oppenheimer                               Oppenheimer
                            Oppenheimer     Global      Oppenheimer   Oppenheimer   Main Street   Oppenheimer
                             Core Bond    Securities    High Income   Main Street    Small Cap    Midcap Fund
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $  877,214    $  854,399     $194,041     $2,304,241    $1,139,418    $  839,133
                            ----------    ----------     --------     ----------    ----------    ----------
    Total assets..........  $  877,214    $  854,399     $194,041     $2,304,241    $1,139,418    $  839,133
                            ==========    ==========     ========     ==========    ==========    ==========
NET ASSETS
Accumulation units........  $  877,214    $  854,399     $194,041     $2,304,241    $1,139,418    $  839,133
Contracts in payout
 (annuitization) period...          --            --           --             --            --            --
                            ----------    ----------     --------     ----------    ----------    ----------
    Total net assets......  $  877,214    $  854,399     $194,041     $2,304,241    $1,139,418    $  839,133
                            ==========    ==========     ========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     136,002        42,276      122,811        158,258       106,988        30,470
                            ==========    ==========     ========     ==========    ==========    ==========
Cost of investments.......  $1,468,264    $1,124,850     $924,385     $2,933,939    $1,530,158    $1,221,709
                            ==========    ==========     ========     ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     8.40    $     8.70     $   2.74     $     6.65    $     8.87    $     3.87
                            ==========    ==========     ========     ==========    ==========    ==========
    Highest...............  $     8.40    $     8.70     $   2.74     $     6.65    $     8.87    $     3.87
                            ==========    ==========     ========     ==========    ==========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                           Variable         Variable         Variable        Variable         Variable
                          Oppenheimer    Account Funds    Account Funds    Account Funds   Account Funds   Account Funds
                            Variable    (Service Shares  (Service Shares  (Service Shares (Service Shares (Service Shares
                         Account Funds      ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                          Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account     Sub-Account
                         -------------- --------------- ----------------- --------------- --------------- ----------------
                                                           Oppenheimer                      Oppenheimer
                          Oppenheimer     Oppenheimer        Capital        Oppenheimer       Global        Oppenheimer
                         Strategic Bond  Balanced (SS)  Appreciation (SS) Core Bond (SS)  Securities (SS) High Income (SS)
                         -------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair
 value..................   $1,914,826     $3,848,021       $ 9,009,456      $ 6,613,275     $1,985,411      $ 4,283,346
                           ----------     ----------       -----------      -----------     ----------      -----------
    Total assets........   $1,914,826     $3,848,021       $ 9,009,456      $ 6,613,275     $1,985,411      $ 4,283,346
                           ==========     ==========       ===========      ===========     ==========      ===========
NET ASSETS
Accumulation units......   $1,914,826     $3,848,021       $ 8,992,174      $ 6,607,878     $1,985,411      $ 4,282,395
Contracts in payout
 (annuitization) period.           --             --            17,282            5,397             --              951
                           ----------     ----------       -----------      -----------     ----------      -----------
    Total net assets....   $1,914,826     $3,848,021       $ 9,009,456      $ 6,613,275     $1,985,411      $ 4,283,346
                           ==========     ==========       ===========      ===========     ==========      ===========
FUND SHARE
 INFORMATION
Number of shares........      426,465        459,191           354,424        1,031,712         99,171        2,710,979
                           ==========     ==========       ===========      ===========     ==========      ===========
Cost of investments.....   $1,989,161     $7,023,903       $12,839,544      $10,637,029     $2,784,434      $12,092,225
                           ==========     ==========       ===========      ===========     ==========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............   $    14.01     $     6.36       $      6.81      $      6.27     $     8.35      $      2.27
                           ==========     ==========       ===========      ===========     ==========      ===========
    Highest.............   $    14.01     $     9.09       $      8.60      $      6.54     $    13.52      $      3.16
                           ==========     ==========       ===========      ===========     ==========      ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                          Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                           Variable        Variable         Variable        Variable
                         Account Funds   Account Funds   Account Funds    Account Funds       PIMCO           PIMCO
                        (Service Shares (Service Shares (Service Shares  (Service Shares    Variable         Variable
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))     Insurance Trust Insurance Trust
                          Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account
                        --------------- --------------- ---------------- --------------- --------------- ----------------
                                                                                            PIMCO VIT       PIMCO VIT
                          Oppenheimer     Oppenheimer                      Oppenheimer      Commodity        Emerging
                             Main         Main Street     Oppenheimer       Strategic      Real Return     Markets Bond
                          Street (SS)   Small Cap (SS)  MidCap Fund (SS)    Bond (SS)       Strategy     (Advisor Shares)
                        --------------- --------------- ---------------- --------------- --------------- ----------------
ASSETS
Investments at fair
 value.................   $15,387,732     $5,194,048       $1,959,344      $21,017,292       $21,055         $25,679
                          -----------     ----------       ----------      -----------       -------         -------
    Total assets.......   $15,387,732     $5,194,048       $1,959,344      $21,017,292       $21,055         $25,679
                          ===========     ==========       ==========      ===========       =======         =======
NET ASSETS
Accumulation units.....   $15,379,618     $5,190,986       $1,959,344      $20,993,540       $21,055         $25,679
Contracts in payout
 (annuitization)
 period................         8,114          3,062               --           23,752            --              --
                          -----------     ----------       ----------      -----------       -------         -------
    Total net assets...   $15,387,732     $5,194,048       $1,959,344      $21,017,292       $21,055         $25,679
                          ===========     ==========       ==========      ===========       =======         =======
FUND SHARE
 INFORMATION
Number of shares.......     1,067,110        492,794           72,488        4,609,055         3,004           2,488
                          ===========     ==========       ==========      ===========       =======         =======
Cost of investments....   $21,904,914     $7,781,619       $3,104,484      $23,699,785       $37,448         $33,639
                          ===========     ==========       ==========      ===========       =======         =======
ACCUMULATION
 UNIT VALUE
    Lowest.............   $      7.51     $     7.79       $     6.08      $      9.63       $  6.31         $  9.28
                          ===========     ==========       ==========      ===========       =======         =======
    Highest............   $     10.09     $    12.67       $     8.64      $     12.78       $  6.41         $  9.43
                          ===========     ==========       ==========      ===========       =======         =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                 PIMCO
                            PIMCO Variable      Variable         Putnam         Putnam         Putnam         Putnam
                           Insurance Trust  Insurance Trust  Variable Trust Variable Trust Variable Trust Variable Trust
                             Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ---------------- ---------------- -------------- -------------- -------------- --------------
                              PIMCO VIT        PIMCO VIT      VT American
                             Real Return      Total Return     Government     VT Capital     VT Capital    VT Discovery
                           (Advisor Shares) (Advisor Shares)     Income      Appreciation  Opportunities      Growth
                           ---------------- ---------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.     $ 98,420         $500,290       $3,352,718      $487,089       $295,086       $540,605
                               --------         --------       ----------      --------       --------       --------
    Total assets..........     $ 98,420         $500,290       $3,352,718      $487,089       $295,086       $540,605
                               ========         ========       ==========      ========       ========       ========
NET ASSETS
Accumulation units........     $ 98,420         $500,290       $3,352,718      $477,095       $295,086       $540,605
Contracts in payout
 (annuitization) period...           --               --               --         9,994             --             --
                               --------         --------       ----------      --------       --------       --------
    Total net assets......     $ 98,420         $500,290       $3,352,718      $487,089       $295,086       $540,605
                               ========         ========       ==========      ========       ========       ========
FUND SHARE
 INFORMATION
Number of shares..........        8,741           48,525          298,550       108,242         33,571        179,603
                               ========         ========       ==========      ========       ========       ========
Cost of investments.......     $108,095         $499,478       $3,474,426      $846,741       $506,010       $803,618
                               ========         ========       ==========      ========       ========       ========
ACCUMULATION UNIT
 VALUE
    Lowest................     $   9.99         $  11.26       $    12.94      $   5.31       $  10.43       $   3.30
                               ========         ========       ==========      ========       ========       ========
    Highest...............     $  10.15         $  11.45       $    13.82      $   5.49       $  10.67       $   3.41
                               ========         ========       ==========      ========       ========       ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                               VT
                                                           The George         VT
                           VT Diversified   VT Equity     Putnam Fund    Global Asset        VT       VT Growth and
                               Income         Income       of Boston      Allocation   Global Equity      Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $3,356,187     $1,110,970    $ 6,364,023     $4,611,377     $2,188,874    $15,012,408
                             ----------     ----------    -----------     ----------     ----------    -----------
    Total assets..........   $3,356,187     $1,110,970    $ 6,364,023     $4,611,377     $2,188,874    $15,012,408
                             ==========     ==========    ===========     ==========     ==========    ===========
NET ASSETS
Accumulation units........   $3,343,311     $1,110,970    $ 6,355,564     $4,611,377     $2,179,377    $14,997,664
Contracts in payout
 (annuitization) period...       12,876             --          8,459             --          9,497         14,744
                             ----------     ----------    -----------     ----------     ----------    -----------
    Total net assets......   $3,356,187     $1,110,970    $ 6,364,023     $4,611,377     $2,188,874    $15,012,408
                             ==========     ==========    ===========     ==========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      590,878        114,888      1,114,540        423,062        282,800      1,308,841
                             ==========     ==========    ===========     ==========     ==========    ===========
Cost of investments.......   $5,048,419     $1,580,835    $11,633,411     $6,018,063     $3,857,977    $28,970,655
                             ==========     ==========    ===========     ==========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     9.74     $    11.02    $      6.57     $     7.50     $     3.99    $      6.67
                             ==========     ==========    ===========     ==========     ==========    ===========
    Highest...............   $     9.97     $    11.27    $      8.59     $    10.60     $     6.28    $      9.94
                             ==========     ==========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                            VT
                                 VT                                                          VT       International
                               Growth       VT Health                                  International    Growth and
                           Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $  819,729     $2,600,219     $5,762,372    $15,151,629    $ 8,985,914     $1,625,488
                             ----------     ----------     ----------    -----------    -----------     ----------
    Total assets..........   $  819,729     $2,600,219     $5,762,372    $15,151,629    $ 8,985,914     $1,625,488
                             ==========     ==========     ==========    ===========    ===========     ==========
NET ASSETS
Accumulation units........   $  818,077     $2,598,890     $5,738,082    $15,124,559    $ 8,941,606     $1,604,910
Contracts in payout
 (annuitization) period...        1,652          1,329         24,290         27,070         44,308         20,578
                             ----------     ----------     ----------    -----------    -----------     ----------
    Total net assets......   $  819,729     $2,600,219     $5,762,372    $15,151,629    $ 8,985,914     $1,625,488
                             ==========     ==========     ==========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares..........      238,293        235,955      1,157,103      1,691,030      1,010,789        227,659
                             ==========     ==========     ==========    ===========    ===========     ==========
Cost of investments.......   $1,657,583     $2,857,002     $8,599,951    $20,890,513    $15,701,902     $3,021,628
                             ==========     ==========     ==========    ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     2.87     $     8.22     $     8.23    $      7.87    $      6.56     $     8.35
                             ==========     ==========     ==========    ===========    ===========     ==========
    Highest...............   $     2.99     $    10.95     $    12.05    $     10.11    $     12.76     $     9.48
                             ==========     ==========     ==========    ===========    ===========     ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT
                           International
                                New                            VT             VT           VT New
                           Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,261,418     $5,637,987      $436,850     $21,934,104     $4,123,394    $ 7,821,293
                             ----------     ----------      --------     -----------     ----------    -----------
    Total assets..........   $1,261,418     $5,637,987      $436,850     $21,934,104     $4,123,394    $ 7,821,293
                             ==========     ==========      ========     ===========     ==========    ===========
NET ASSETS
Accumulation units........   $1,261,418     $5,624,499      $425,058     $21,917,247     $4,116,991    $ 7,792,022
Contracts in payout
 (annuitization) period...           --         13,488        11,792          16,857          6,403         29,271
                             ----------     ----------      --------     -----------     ----------    -----------
    Total net assets......   $1,261,418     $5,637,987      $436,850     $21,934,104     $4,123,394    $ 7,821,293
                             ==========     ==========      ========     ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      108,556        810,056        58,092      21,934,104        317,673      1,174,368
                             ==========     ==========      ========     ===========     ==========    ===========
Cost of investments.......   $1,810,279     $9,302,042      $812,255     $21,934,104     $8,430,507    $16,350,331
                             ==========     ==========      ========     ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     4.49     $     4.26      $  10.20     $     10.30     $     3.28    $      6.25
                             ==========     ==========      ========     ===========     ==========    ===========
    Highest...............   $     8.98     $     9.81      $  10.44     $     11.82     $    10.86    $     10.24
                             ==========     ==========      ========     ===========     ==========    ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                              VT
                              VT OTC &                                    Utilities
                              Emerging                    VT Small Cap    Growth and
                               Growth      VT Research       Value          Income        VT Vista      VT Voyager
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $  879,939     $2,252,091     $3,309,458     $2,919,643     $2,098,464    $ 8,155,174
                             ----------     ----------     ----------     ----------     ----------    -----------
    Total assets..........   $  879,939     $2,252,091     $3,309,458     $2,919,643     $2,098,464    $ 8,155,174
                             ==========     ==========     ==========     ==========     ==========    ===========
NET ASSETS
Accumulation units........   $  879,939     $2,250,208     $3,295,188     $2,907,025     $2,098,464    $ 8,145,474
Contracts in payout
 (annuitization) period...           --          1,883         14,270         12,618             --          9,700
                             ----------     ----------     ----------     ----------     ----------    -----------
    Total net assets......   $  879,939     $2,252,091     $3,309,458     $2,919,643     $2,098,464    $ 8,155,174
                             ==========     ==========     ==========     ==========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      198,184        281,511        387,979        204,887        252,523        408,167
                             ==========     ==========     ==========     ==========     ==========    ===========
Cost of investments.......   $2,250,011     $3,342,473     $6,149,299     $3,029,545     $3,793,146    $14,691,229
                             ==========     ==========     ==========     ==========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     1.45     $     5.16     $     8.33     $    10.10     $     3.61    $      3.90
                             ==========     ==========     ==========     ==========     ==========    ===========
    Highest...............   $     3.49     $     9.59     $    13.87     $    18.54     $    10.14    $      9.09
                             ==========     ==========     ==========     ==========     ==========    ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                The
                             Universal   The Universal  The Universal  The Universal  The Universal The Universal
                           Institutional Institutional  Institutional  Institutional  Institutional Institutional
                            Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                            Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                           ------------- -------------- -------------- -------------- ------------- -------------
                                                                                       Van Kampen
                            Van Kampen     Van Kampen   Van Kampen UIF                  UIF U.S.     Van Kampen
                            UIF Capital   UIF Emerging  International  Van Kampen UIF    Mid Cap      UIF U.S.
                              Growth     Markets Equity     Magnum     Mid Cap Growth     Value      Real Estate
                           ------------- -------------- -------------- -------------- ------------- -------------
ASSETS
Investments at fair value.  $1,052,898     $  654,442      $501,121       $446,074     $2,284,665    $  761,075
                            ----------     ----------      --------       --------     ----------    ----------
    Total assets..........  $1,052,898     $  654,442      $501,121       $446,074     $2,284,665    $  761,075
                            ==========     ==========      ========       ========     ==========    ==========
NET ASSETS
Accumulation units........  $1,052,898     $  654,442      $501,121       $446,074     $2,284,665    $  761,075
Contracts in payout
 (annuitization) period...          --             --            --             --             --            --
                            ----------     ----------      --------       --------     ----------    ----------
    Total net assets......  $1,052,898     $  654,442      $501,121       $446,074     $2,284,665    $  761,075
                            ==========     ==========      ========       ========     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     103,327         85,436        73,050         76,777        297,096        92,701
                            ==========     ==========      ========       ========     ==========    ==========
Cost of investments.......  $1,571,352     $1,100,370      $839,258       $729,294     $4,175,023    $1,418,949
                            ==========     ==========      ========       ========     ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.73     $    12.51      $   7.74       $   9.62     $     8.65    $    13.47
                            ==========     ==========      ========       ========     ==========    ==========
    Highest...............  $     7.77     $    16.70      $  10.30       $  10.60     $    10.39    $    17.15
                            ==========     ==========      ========       ========     ==========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal The Universal The Universal  The Universal  The Universal The Universal
                           Institutional Institutional Institutional  Institutional  Institutional Institutional
                            Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                            (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                            Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                           ------------- ------------- -------------- -------------- ------------- -------------
                                                                                                    Van Kampen
                            Van Kampen    Van Kampen     Van Kampen     Van Kampen    Van Kampen     UIF Int'l
                            UIF Capital  UIF Emerging   UIF Emerging  UIF Equity and  UIF Global      Growth
                              Growth     Markets Debt  Markets Equity     Income       Franchise      Equity
                            (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                           ------------- ------------- -------------- -------------- ------------- -------------
ASSETS
Investments at fair value.   $641,704     $3,815,819     $  808,978     $3,899,142    $5,979,527     $ 66,147
                             --------     ----------     ----------     ----------    ----------     --------
    Total assets..........   $641,704     $3,815,819     $  808,978     $3,899,142    $5,979,527     $ 66,147
                             ========     ==========     ==========     ==========    ==========     ========
NET ASSETS
Accumulation units........   $641,704     $3,815,819     $  808,978     $3,899,142    $5,979,527     $ 66,147
Contracts in payout
 (annuitization) period...         --             --             --             --            --           --
                             --------     ----------     ----------     ----------    ----------     --------
    Total net assets......   $641,704     $3,815,819     $  808,978     $3,899,142    $5,979,527     $ 66,147
                             ========     ==========     ==========     ==========    ==========     ========
FUND SHARE
 INFORMATION
Number of shares..........     63,724        592,518        106,026        362,037       506,740       10,635
                             ========     ==========     ==========     ==========    ==========     ========
Cost of investments.......   $861,131     $5,018,727     $1,386,912     $4,777,088    $7,725,260     $116,453
                             ========     ==========     ==========     ==========    ==========     ========
ACCUMULATION UNIT
 VALUE
    Lowest................   $   7.30     $    10.40     $    18.51     $     9.11    $     9.43     $   6.07
                             ========     ==========     ==========     ==========    ==========     ========
    Highest...............   $   8.71     $    16.19     $    19.16     $    11.73    $    13.74     $   6.17
                             ========     ==========     ==========     ==========    ==========     ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal                                       The Universal Van Kampen  Van Kampen
                           Institutional   The Universal      The Universal    Institutional    Life        Life
                            Funds, Inc.    Institutional      Institutional     Funds, Inc.  Investment  Investment
                            (Class II)   Funds, Inc. (Class Funds, Inc. (Class  (Class II)      Trust       Trust
                            Sub-Account   II) Sub-Account    II) Sub-Account    Sub-Account  Sub-Account Sub-Account
                           ------------- ------------------ ------------------ ------------- ----------- -----------
                            Van Kampen     Van Kampen UIF     Van Kampen UIF    Van Kampen
                            UIF Mid Cap    Small Company       U.S. Mid Cap      UIF U.S.        LIT
                              Growth           Growth             Value         Real Estate    Capital       LIT
                            (Class II)       (Class II)         (Class II)      (Class II)     Growth     Comstock
                           ------------- ------------------ ------------------ ------------- ----------- -----------
ASSETS
Investments at fair value.  $2,822,420       $1,212,690         $4,307,983      $ 6,203,607  $  871,388  $2,581,744
                            ----------       ----------         ----------      -----------  ----------  ----------
    Total assets..........  $2,822,420       $1,212,690         $4,307,983      $ 6,203,607  $  871,388  $2,581,744
                            ==========       ==========         ==========      ===========  ==========  ==========
NET ASSETS
Accumulation units........  $2,822,420       $1,212,690         $4,307,983      $ 6,203,607  $  871,388  $2,580,113
Contracts in payout
 (annuitization) period...          --               --                 --               --          --       1,631
                            ----------       ----------         ----------      -----------  ----------  ----------
    Total net assets......  $2,822,420       $1,212,690         $4,307,983      $ 6,203,607  $  871,388  $2,581,744
                            ==========       ==========         ==========      ===========  ==========  ==========
FUND SHARE
 INFORMATION
Number of shares..........     489,154          133,409            563,872          762,114      50,958     312,939
                            ==========       ==========         ==========      ===========  ==========  ==========
Cost of investments.......  $5,178,918       $1,959,732         $8,358,160      $12,173,459  $1,730,327  $3,726,230
                            ==========       ==========         ==========      ===========  ==========  ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     6.14       $     7.67         $     8.17      $      7.74  $     2.82  $     8.64
                            ==========       ==========         ==========      ===========  ==========  ==========
    Highest...............  $    12.46       $    11.76         $    12.29      $     15.33  $     8.04  $     9.73
                            ==========       ==========         ==========      ===========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                    Van Kampen   Van Kampen    Van Kampen     Van Kampen
                           Van Kampen   Van Kampen     Life         Life          Life           Life
                              Life         Life     Investment   Investment    Investment     Investment
                           Investment   Investment     Trust       Trust         Trust          Trust
                              Trust       Trust     (Class II)   (Class II)    (Class II)     (Class II)
                           Sub-Account Sub-Account  Sub-Account Sub-Account   Sub-Account    Sub-Account
                           ----------- ------------ ----------- ------------ -------------- --------------
                                                        LIT                                      LIT
                                                      Capital                LIT Growth and Mid Cap Growth
                               LIT         LIT        Growth    LIT Comstock     Income       Portfolio
                           Government  Money Market (Class II)   (Class II)    (Class II)     (Class II)
                           ----------- ------------ ----------- ------------ -------------- --------------
ASSETS
Investments at fair value.  $380,571    $2,926,579  $1,556,894  $11,604,856   $ 8,078,422     $  843,589
                            --------    ----------  ----------  -----------   -----------     ----------
    Total assets..........  $380,571    $2,926,579  $1,556,894  $11,604,856   $ 8,078,422     $  843,589
                            ========    ==========  ==========  ===========   ===========     ==========
NET ASSETS
Accumulation units........  $380,571    $2,926,579  $1,556,894  $11,602,549   $ 8,075,896     $  843,588
Contracts in payout
 (annuitization) period...        --            --          --        2,307         2,526              1
                            --------    ----------  ----------  -----------   -----------     ----------
    Total net assets......  $380,571    $2,926,579  $1,556,894  $11,604,856   $ 8,078,422     $  843,589
                            ========    ==========  ==========  ===========   ===========     ==========
FUND SHARE
 INFORMATION
Number of shares..........    41,010     2,926,579      92,069    1,411,783       589,236        413,524
                            ========    ==========  ==========  ===========   ===========     ==========
Cost of investments.......  $383,646    $2,926,579  $2,270,970  $17,416,584   $11,026,687     $1,719,107
                            ========    ==========  ==========  ===========   ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $  12.23    $    11.18  $     4.74  $      7.20   $      8.29     $     7.26
                            ========    ==========  ==========  ===========   ===========     ==========
    Highest...............  $  12.23    $    11.18  $     7.78  $     10.44   $     12.71     $    10.10
                            ========    ==========  ==========  ===========   ===========     ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                             Van Kampen
                                                Life
                                             Investment
                                               Trust      Wells Fargo    Wells Fargo    Wells Fargo
                                             (Class II)  Variable Trust Variable Trust Variable Trust
                                            Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                            ------------ -------------- -------------- --------------
                                                          Wells Fargo                   Wells Fargo
                                                LIT       Advantage VT   Wells Fargo    Advantage VT
                                            Money Market     Asset       Advantage VT  Large Company
                                             (Class II)    Allocation   Equity Income       Core
                                            ------------ -------------- -------------- --------------
ASSETS
Investments at fair value..................  $7,151,457     $361,015       $240,070       $322,530
                                             ----------     --------       --------       --------
    Total assets...........................  $7,151,457     $361,015       $240,070       $322,530
                                             ==========     ========       ========       ========
NET ASSETS
Accumulation units.........................  $7,146,947     $361,015       $240,070       $322,530
Contracts in payout (annuitization) period.       4,510           --             --             --
                                             ----------     --------       --------       --------
    Total net assets.......................  $7,151,457     $361,015       $240,070       $322,530
                                             ==========     ========       ========       ========
FUND SHARE INFORMATION
Number of shares...........................   7,151,457       38,777         24,299         33,773
                                             ==========     ========       ========       ========
Cost of investments........................  $7,151,457     $460,962       $351,769       $440,215
                                             ==========     ========       ========       ========
ACCUMULATION UNIT VALUE
    Lowest.................................  $    10.32     $   8.80       $   8.24       $   4.60
                                             ==========     ========       ========       ========
    Highest................................  $    10.75     $   8.80       $   8.24       $   4.60
                                             ==========     ========       ========       ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Advanced     Advanced    Advanced      Advanced     Advanced    Advanced
                                              Series       Series      Series        Series       Series      Series
                                              Trust         Trust       Trust        Trust         Trust       Trust
                                           Sub-Account   Sub-Account Sub-Account  Sub-Account   Sub-Account Sub-Account
                                          -------------- ----------- ----------- -------------- ----------- -----------
                                               AST                       AST
                                             Academic                 Alliance        AST       AST Capital     AST
                                            Strategies       AST      Bernstein     Balanced      Growth     Federated
                                              Asset       Advanced    Growth &       Asset         Asset    Aggressive
                                          Allocation (a) Strategies    Income    Allocation (b) Allocation    Growth
                                          -------------- ----------- ----------- -------------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends................................    $     --      $    59    $    337      $    --      $  1,071    $     --
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........        (324)        (106)       (205)         (90)       (1,154)       (222)
    Administrative expense...............          (6)          (3)         (5)          (1)          (14)         (5)
                                             --------      -------    --------      -------      --------    --------
    Net investment income (loss).........        (330)         (50)        127          (91)          (97)       (227)
                                             --------      -------    --------      -------      --------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     104,754          108       1,427       34,476       157,495       1,390
    Cost of investments sold.............     121,530          127       1,476       40,116       187,244       1,509
                                             --------      -------    --------      -------      --------    --------
       Realized gains (losses) on
        fund shares......................     (16,776)         (19)        (49)      (5,640)      (29,749)       (119)
Realized gain distributions..............          --           76       2,229           --         7,045       4,316
                                             --------      -------    --------      -------      --------    --------
    Net realized gains (losses)..........     (16,776)          57       2,180       (5,640)      (22,704)      4,197
Change in unrealized gains (losses)......        (783)      (3,873)    (12,925)          --       (20,471)    (16,891)
                                             --------      -------    --------      -------      --------    --------
    Net realized and unrealized gains
     (losses) on investments.............     (17,559)      (3,816)    (10,745)      (5,640)      (43,175)    (12,694)
                                             --------      -------    --------      -------      --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................    $(17,889)     $(3,866)   $(10,618)     $(5,731)     $(43,272)   $(12,921)
                                             ========      =======    ========      =======      ========    ========

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced     Advanced      Advanced     Advanced    Advanced
                                            Series       Series       Series        Series       Series      Series
                                             Trust       Trust         Trust         Trust        Trust       Trust
                                          Sub-Account Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account
                                          ----------- ------------ ------------- ------------- ----------- -----------
                                                          AST
                                              AST     First Trust                                  AST         AST
                                          First Trust   Capital         AST           AST      Investment    Marisco
                                           Balanced   Appreciation International International    Grade      Capital
                                            Target       Target       Growth         Value      Bond (c)     Growth
                                          ----------- ------------ ------------- ------------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends................................   $   178     $    190       $ --        $    671      $    --    $    115
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........       (89)        (468)        (1)           (253)         (25)       (267)
    Administrative expense...............        --           (4)        --              (6)          (4)         (6)
                                            -------     --------       ----        --------      -------    --------
    Net investment income (loss).........        89         (282)        (1)            412          (29)       (158)
                                            -------     --------       ----        --------      -------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    22,304       68,750        834             256       60,842       2,163
    Cost of investments sold.............    26,632       88,690        802             352       60,144       2,343
                                            -------     --------       ----        --------      -------    --------
       Realized gains (losses) on
        fund shares......................    (4,328)     (19,940)        32             (96)         698        (180)
Realized gain distributions..............       150          198         --           2,040           --       1,218
                                            -------     --------       ----        --------      -------    --------
    Net realized gains (losses)..........    (4,178)     (19,742)        32           1,944          698       1,038
Change in unrealized gains (losses)......      (120)      (6,300)        14         (18,140)         829     (16,212)
                                            -------     --------       ----        --------      -------    --------
    Net realized and unrealized gains
     (losses) on investments.............    (4,298)     (26,042)        46         (16,196)       1,527     (15,174)
                                            -------     --------       ----        --------      -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $(4,209)    $(26,324)      $ 45        $(15,784)     $ 1,498    $(15,332)
                                            =======     ========       ====        ========      =======    ========

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced    Advanced     Advanced      Advanced      Advanced     Advanced
                                            Series      Series       Series        Series        Series       Series
                                             Trust       Trust       Trust         Trust          Trust        Trust
                                          Sub-Account Sub-Account Sub-Account   Sub-Account    Sub-Account  Sub-Account
                                          ----------- ----------- ------------ -------------- ------------- -----------
                                              AST
                                           Neuberger      AST                       AST
                                            Berman/    Neuberger      AST        Schroders         AST
                                              LSV       Berman    Preservation  Multi-Asset   T. Rowe Price     AST
                                            Mid-Cap     Mid-Cap      Asset         World          Asset     UBS Dynamic
                                           Value (d)    Growth     Allocation  Strategies (e)  Allocation      Alpha
                                          ----------- ----------- ------------ -------------- ------------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends................................  $    457     $    --     $  1,010      $    58       $    698      $    11
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........      (277)       (150)      (1,478)         (54)        (1,105)        (197)
    Administrative expense...............        (6)         (4)         (34)          (1)           (11)          (4)
                                           --------     -------     --------      -------       --------      -------
    Net investment income (loss).........       174        (154)        (502)           3           (418)        (190)
                                           --------     -------     --------      -------       --------      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     1,876       1,314        1,500           55        286,256       31,067
    Cost of investments sold.............     1,968       1,386        1,675           63        334,678       34,933
                                           --------     -------     --------      -------       --------      -------
       Realized gains (losses) on
        fund shares......................       (92)        (72)        (175)          (8)       (48,422)      (3,866)
Realized gain distributions..............     1,924          --        3,997          296          1,446          147
                                           --------     -------     --------      -------       --------      -------
    Net realized gains (losses)..........     1,832         (72)       3,822          288        (46,976)      (3,719)
Change in unrealized gains (losses)......   (19,137)     (8,437)     (34,768)      (1,308)        (6,132)      (3,710)
                                           --------     -------     --------      -------       --------      -------
    Net realized and unrealized gains
     (losses) on investments.............   (17,305)     (8,509)     (30,946)      (1,020)       (53,108)      (7,429)
                                           --------     -------     --------      -------       --------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $(17,131)    $(8,663)    $(31,448)     $(1,017)      $(53,526)     $(7,619)
                                           ========     =======     ========      =======       ========      =======

--------
(d)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(e)Previously known as AST American Century Strategic Allocation Portfolio

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Franklin
                                            Templeton
                                             Variable    AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable
                                            Insurance     Insurance    Insurance    Insurance    Insurance    Insurance
                                          Products Trust    Funds        Funds        Funds        Funds        Funds
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                          -------------- ------------ ------------ ------------ ------------ ------------
                                             Franklin
                                            Templeton
                                           VIP Founding   AIM V. I.                 AIM V. I.    AIM V. I.
                                              Funds         Basic      AIM V. I.     Capital      Capital     AIM V. I.
                                          Allocation (f)   Balanced   Basic Value  Appreciation Development  Core Equity
                                          -------------- ------------ ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $  8,864    $   179,867  $    25,352  $        --   $      --   $   255,215
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........      (1,937)       (55,148)     (34,070)    (111,485)     (7,799)     (152,664)
    Administrative expense...............         (59)        (6,488)      (4,212)     (16,603)     (1,187)      (24,870)
                                             --------    -----------  -----------  -----------   ---------   -----------
    Net investment income (loss).........       6,868        118,231      (12,930)    (128,088)     (8,986)       77,681
                                             --------    -----------  -----------  -----------   ---------   -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     350,015      2,379,068      976,517    5,799,065     462,910    10,096,004
    Cost of investments sold.............     420,008      2,716,014    1,047,318    6,172,782     465,577     9,825,568
                                             --------    -----------  -----------  -----------   ---------   -----------
       Realized gains (losses) on
        fund shares......................     (69,993)      (336,946)     (70,801)    (373,717)     (2,667)      270,436
Realized gain distributions..............       8,569             --      548,425           --      77,180            --
                                             --------    -----------  -----------  -----------   ---------   -----------
    Net realized gains (losses)..........     (61,424)      (336,946)     477,624     (373,717)     74,513       270,436
Change in unrealized gains (losses)......     (30,262)    (1,988,533)  (2,430,011)  (4,838,173)   (473,235)   (4,928,552)
                                             --------    -----------  -----------  -----------   ---------   -----------
    Net realized and unrealized gains
     (losses) on investments.............     (91,686)    (2,325,479)  (1,952,387)  (5,211,890)   (398,722)   (4,658,116)
                                             --------    -----------  -----------  -----------   ---------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................    $(84,818)   $(2,207,248) $(1,965,317) $(5,339,978)  $(407,708)  $(4,580,435)
                                             ========    ===========  ===========  ===========   =========   ===========

--------
(f)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable AIM Variable
                                           Insurance    Insurance    Insurance     Insurance    Insurance    Insurance
                                             Funds        Funds        Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                          ------------ ------------ ------------ ------------- ------------ ------------
                                           AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.    AIM V. I.
                                          Diversified   Government   AIM V. I.   International  Large Cap     Mid Cap
                                             Income     Securities   High Yield     Growth        Growth    Core Equity
                                          ------------ ------------ ------------ ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  174,210   $  374,919   $ 145,330    $    24,987  $       402   $  22,500
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........     (24,512)    (111,152)    (19,907)       (58,258)     (44,705)    (17,714)
    Administrative expense...............      (3,508)     (11,247)     (2,065)        (7,716)      (5,862)     (2,759)
                                           ----------   ----------   ---------    -----------  -----------   ---------
    Net investment income (loss).........     146,190      252,520     123,358        (40,987)     (50,165)      2,027
                                           ----------   ----------   ---------    -----------  -----------   ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   1,387,000    2,551,649     784,665      2,159,868    1,829,600     538,710
    Cost of investments sold.............   1,553,554    2,456,515     884,950      1,909,944    1,767,230     526,814
                                           ----------   ----------   ---------    -----------  -----------   ---------
       Realized gains (losses) on
        fund shares......................    (166,554)      95,134    (100,285)       249,924       62,370      11,896
Realized gain distributions..............          --           --          --         60,421           --     163,629
                                           ----------   ----------   ---------    -----------  -----------   ---------
    Net realized gains (losses)..........    (166,554)      95,134    (100,285)       310,345       62,370     175,525
Change in unrealized gains (losses)......    (350,254)     681,975    (493,431)    (2,877,673)  (1,935,890)   (654,375)
                                           ----------   ----------   ---------    -----------  -----------   ---------
    Net realized and unrealized gains
     (losses) on investments.............    (516,808)     777,109    (593,716)    (2,567,328)  (1,873,520)   (478,850)
                                           ----------   ----------   ---------    -----------  -----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $ (370,618)  $1,029,629   $(470,358)   $(2,608,315) $(1,923,685)  $(476,823)
                                           ==========   ==========   =========    ===========  ===========   =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 AIM Variable AIM Variable  AIM Variable
                                          AIM Variable AIM Variable AIM Variable  Insurance    Insurance      Insurance
                                           Insurance    Insurance    Insurance      Funds        Funds          Funds
                                             Funds        Funds        Funds      Series II    Series II      Series II
                                          Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account    Sub-Account
                                          ------------ ------------ ------------ ------------ ------------ ---------------
                                           AIM V. I.                              AIM V. I.    AIM V. I.      AIM V. I.
                                             Money      AIM V. I.    AIM V. I.      Basic        Basic         Capital
                                             Market     Technology   Utilities   Balanced II    Value II   Appreciation II
                                          ------------ ------------ ------------ ------------ ------------ ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   52,516   $      --    $  29,213     $  5,207    $   3,809      $      --
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........     (28,905)     (3,779)     (13,965)      (2,138)     (10,998)        (6,224)
    Administrative expense...............      (5,340)       (545)      (2,222)        (312)      (1,963)        (1,086)
                                           ----------   ---------    ---------     --------    ---------      ---------
    Net investment income (loss).........      18,271      (4,324)      13,026        2,757       (9,152)        (7,310)
                                           ----------   ---------    ---------     --------    ---------      ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   3,643,652     161,989      780,816       55,922      239,561        121,304
    Cost of investments sold.............   3,643,652     148,422      667,351       61,822      251,568        112,043
                                           ----------   ---------    ---------     --------    ---------      ---------
       Realized gains (losses) on
        fund shares......................          --      13,567      113,465       (5,900)     (12,007)         9,261
Realized gain distributions..............          --          --      107,337           --      148,135             --
                                           ----------   ---------    ---------     --------    ---------      ---------
    Net realized gains (losses)..........          --      13,567      220,802       (5,900)     136,128          9,261
Change in unrealized gains (losses)......          --    (208,146)    (722,725)     (70,654)    (675,190)      (251,913)
                                           ----------   ---------    ---------     --------    ---------      ---------
    Net realized and unrealized gains
     (losses) on investments.............          --    (194,579)    (501,923)     (76,554)    (539,062)      (242,652)
                                           ----------   ---------    ---------     --------    ---------      ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $   18,271   $(198,903)   $(488,897)    $(73,797)   $(548,214)     $(249,962)
                                           ==========   =========    =========     ========    =========      =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable
                                            Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                              Funds          Funds         Funds         Funds         Funds         Funds
                                            Series II      Series II     Series II     Series II     Series II     Series II
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -------------- -------------- ------------ ------------- ------------- -------------
                                            AIM V. I.                    AIM V. I.     AIM V. I.                   AIM V. I.
                                             Capital       AIM V. I.    Diversified   Government     AIM V. I.   International
                                          Development II Core Equity II  Income II   Securities II High Yield II   Growth II
                                          -------------- -------------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $     --       $  3,617      $  5,288      $ 4,270       $   260      $    730
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........        (452)        (3,328)         (875)      (1,630)         (162)       (1,998)
    Administrative expense...............         (72)          (605)         (134)        (224)          (25)         (278)
                                             --------       --------      --------      -------       -------      --------
    Net investment income (loss).........        (524)          (316)        4,279        2,416            73        (1,546)
                                             --------       --------      --------      -------       -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................         514         97,157        15,448       18,805         8,278         6,050
    Cost of investments sold.............         564         96,240        17,687       18,689        11,620         4,198
                                             --------       --------      --------      -------       -------      --------
       Realized gains (losses) on
        fund shares......................         (50)           917        (2,239)         116        (3,342)        1,852
Realized gain distributions..............       4,569             --            --           --            --         2,122
                                             --------       --------      --------      -------       -------      --------
    Net realized gains (losses)..........       4,519            917        (2,239)         116        (3,342)        3,974
Change in unrealized gains (losses)......     (24,651)       (83,635)      (13,330)       9,929          (985)      (81,798)
                                             --------       --------      --------      -------       -------      --------
    Net realized and unrealized gains
     (losses) on investments.............     (20,132)       (82,718)      (15,569)      10,045        (4,327)      (77,824)
                                             --------       --------      --------      -------       -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................    $(20,656)      $(83,034)     $(11,290)     $12,461       $(4,254)     $(79,370)
                                             ========       ========      ========      =======       =======      ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                                Alliance
                                          AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein
                                           Insurance     Insurance     Insurance     Insurance    Insurance     Variable
                                             Funds         Funds         Funds         Funds        Funds        Product
                                           Series II     Series II     Series II     Series II    Series II    Series Fund
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                          ------------ -------------- ------------ ------------- ------------ -------------
                                           AIM V. I.     AIM V. I.     AIM V. I.                                Alliance
                                           Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.   Bernstein VPS
                                           Growth II   Core Equity II  Market II   Technology II Utilities II    Growth
                                          ------------ -------------- ------------ ------------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $     --     $   6,556      $ 3,412       $    --      $  1,333     $      --
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........     (1,442)       (6,943)      (2,592)         (122)         (743)      (24,664)
    Administrative expense...............       (230)       (1,115)        (430)          (25)         (119)       (5,002)
                                            --------     ---------      -------       -------      --------     ---------
    Net investment income (loss).........     (1,672)       (1,502)         390          (147)          471       (29,666)
                                            --------     ---------      -------       -------      --------     ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     24,377        52,043       39,253           141         6,083       243,599
    Cost of investments sold.............     25,899        50,480       39,253           137         5,736       222,828
                                            --------     ---------      -------       -------      --------     ---------
       Realized gains (losses) on
        fund shares......................     (1,522)        1,563           --             4           347        20,771
Realized gain distributions..............         --        58,030           --            --         5,566            --
                                            --------     ---------      -------       -------      --------     ---------
    Net realized gains (losses)..........     (1,522)       59,593           --             4         5,913        20,771
Change in unrealized gains (losses)......    (48,219)     (222,386)          --        (4,829)      (27,610)     (967,233)
                                            --------     ---------      -------       -------      --------     ---------
    Net realized and unrealized gains
     (losses) on investments.............    (49,741)     (162,793)          --        (4,825)      (21,697)     (946,462)
                                            --------     ---------      -------       -------      --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $(51,413)    $(164,295)     $   390       $(4,972)     $(21,226)    $(976,128)
                                            ========     =========      =======       =======      ========     =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Alliance      Alliance      Alliance      Alliance       Alliance      Alliance
                                            Bernstein     Bernstein     Bernstein     Bernstein     Bernstein      Bernstein
                                            Variable      Variable      Variable      Variable       Variable      Variable
                                             Product       Product       Product       Product       Product        Product
                                           Series Fund   Series Fund   Series Fund   Series Fund   Series Fund    Series Fund
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                          ------------- ------------- ------------- ------------- -------------- -------------
                                            Alliance      Alliance      Alliance      Alliance
                                          Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS    Alliance      Alliance
                                            Growth &    International   Large Cap     Small/Mid   Bernstein VPS  Bernstein VPS
                                             Income         Value        Growth       Cap Value   Utility Income     Value
                                          ------------- ------------- ------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    71,534    $   6,553     $      --     $   8,725      $  4,112      $    526
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........      (50,172)     (10,568)       (5,919)      (26,134)       (2,110)         (349)
    Administrative expense...............      (10,292)      (1,821)       (1,322)       (5,063)         (401)          (65)
                                           -----------    ---------     ---------     ---------      --------      --------
    Net investment income (loss).........       11,070       (5,836)       (7,241)      (22,472)        1,601           112
                                           -----------    ---------     ---------     ---------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................      973,341       90,051       186,525       351,157        15,081           521
    Cost of investments sold.............    1,153,113      113,168       219,346       364,150        15,681           847
                                           -----------    ---------     ---------     ---------      --------      --------
       Realized gains (losses) on
        fund shares......................     (179,772)     (23,117)      (32,821)      (12,993)         (600)         (326)
Realized gain distributions..............      738,085       46,880            --       205,491        18,671         1,341
                                           -----------    ---------     ---------     ---------      --------      --------
    Net realized gains (losses)..........      558,313       23,763       (32,821)      192,498        18,071         1,015
Change in unrealized gains
 (losses)................................   (2,642,385)    (535,530)     (217,760)     (963,213)      (89,304)      (13,888)
                                           -----------    ---------     ---------     ---------      --------      --------
    Net realized and unrealized gains
     (losses) on investments.............   (2,084,072)    (511,767)     (250,581)     (770,715)      (71,233)      (12,873)
                                           -----------    ---------     ---------     ---------      --------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(2,073,002)   $(517,603)    $(257,822)    $(793,187)     $(69,632)     $(12,761)
                                           ===========    =========     =========     =========      ========      ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                     Dreyfus
                                           Delaware     Delaware    Socially                   Dreyfus      Dreyfus
                                             Group        Group    Responsible                 Variable     Variable
                                            Premium      Premium     Growth    Dreyfus Stock  Investment   Investment
                                           Fund, Inc    Fund, Inc  Fund, Inc.   Index Fund       Fund         Fund
                                          Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                          -----------  ----------- ----------- ------------- ------------ ------------
                                           Delaware                  Dreyfus
                                            VIP GP      Delaware    Socially
                                           Small Cap     VIP GP    Responsible Dreyfus Stock     VIF          VIF
                                             Value        Trend    Growth Fund  Index Fund   Appreciation Money Market
                                          -----------  ----------- ----------- ------------- ------------ ------------
NET INVESTMENT INCOME (LOSS)
Dividends................................ $    24,919   $      --   $    992    $   109,528   $  11,626    $   60,835
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........     (35,808)     (9,707)    (1,547)       (61,154)     (6,718)      (27,750)
    Administrative expense...............      (3,114)       (844)      (134)        (5,318)       (584)       (2,413)
                                          -----------   ---------   --------    -----------   ---------    ----------
    Net investment income (loss).........     (14,003)    (10,551)      (689)        43,056       4,324        30,672
                                          -----------   ---------   --------    -----------   ---------    ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     743,346     116,640    107,009      1,034,437     149,844     1,928,865
    Cost of investments sold.............     843,332     124,520    106,618        993,225     149,523     1,928,865
                                          -----------   ---------   --------    -----------   ---------    ----------
       Realized gains (losses) on
        fund shares......................     (99,986)     (7,880)       391         41,212         321            --
Realized gain distributions..............     218,322     173,532         --             --      43,308            --
                                          -----------   ---------   --------    -----------   ---------    ----------
    Net realized gains (losses)..........     118,336     165,652        391         41,212      43,629            --
Change in unrealized gains (losses)......  (1,178,762)   (655,000)   (52,845)    (2,460,527)   (253,595)           --
                                          -----------   ---------   --------    -----------   ---------    ----------
    Net realized and unrealized gains
     (losses) on investments.............  (1,060,426)   (489,348)   (52,454)    (2,419,315)   (209,966)           --
                                          -----------   ---------   --------    -----------   ---------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................. $(1,074,429)  $(499,899)  $(53,143)   $(2,376,259)  $(205,642)   $   30,672
                                          ===========   =========   ========    ===========   =========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              DWS         DWS         DWS          DWS          DWS         DWS
                                           Variable    Variable    Variable     Variable     Variable    Variable
                                           Series I    Series I    Series I     Series I     Series II   Series II
                                          Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                          ----------- ----------- ----------- ------------- ----------- -----------
                                                          DWS         DWS                       DWS         DWS
                                                        Capital   Growth and       DWS         Money     Small Cap
                                           DWS Bond     Growth      Income    International   Market      Growth
                                             VIP A       VIP A       VIP A        VIP A      VIP A II    VIP A II
                                          ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends................................  $  2,468     $    36     $    84      $    67      $   697     $    --
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........      (196)        (14)        (16)         (19)         (84)        (10)
    Administrative expense...............      (158)        (10)        (13)         (15)         (69)         (8)
                                           --------     -------     -------      -------      -------     -------
    Net investment income (loss).........     2,114          12          55           33          544         (18)
                                           --------     -------     -------      -------      -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................       354          25          29           34       46,523          18
    Cost of investments sold.............       436          23          41           44       46,523          20
                                           --------     -------     -------      -------      -------     -------
       Realized gains (losses) on
        fund shares......................       (82)          2         (12)         (10)          --          (2)
Realized gain distributions..............        --          --         987          869           --          --
                                           --------     -------     -------      -------      -------     -------
    Net realized gains (losses)..........       (82)          2         975          859           --          (2)
Change in unrealized gains (losses)......   (10,256)     (1,324)     (2,950)      (3,845)          --      (1,668)
                                           --------     -------     -------      -------      -------     -------
    Net realized and unrealized gains
     (losses) on investments.............   (10,338)     (1,322)     (1,975)      (2,986)          --      (1,670)
                                           --------     -------     -------      -------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $ (8,224)    $(1,310)    $(1,920)     $(2,953)     $   544     $(1,688)
                                           ========     =======     =======      =======      =======     =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Fidelity                   Fidelity      Fidelity     Fidelity     Fidelity
                                           Variable      Fidelity     Variable      Variable     Variable     Variable
                                           Insurance     Variable     Insurance     Insurance    Insurance    Insurance
                                           Products      Insurance    Products      Products     Products     Products
                                             Fund      Products Fund    Fund          Fund         Fund         Fund
                                          Sub-Account   Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                          -----------  ------------- -----------  ------------- ----------- -------------
                                              VIP           VIP                    VIP Growth    VIP High
                                          Contrafund   Equity-Income VIP Growth   Opportunities   Income    VIP Index 500
                                          -----------  ------------- -----------  ------------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $    40,672   $    88,878  $    28,030    $   2,348    $  59,692   $    57,445
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........     (52,448)      (44,725)     (44,283)      (6,581)      (8,868)      (32,376)
    Administrative expense...............      (4,561)       (3,889)      (3,851)        (572)        (771)       (2,815)
                                          -----------   -----------  -----------    ---------    ---------   -----------
    Net investment income (loss).........     (16,337)       40,264      (20,104)      (4,805)      50,053        22,254
                                          -----------   -----------  -----------    ---------    ---------   -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   1,564,423       894,691    1,067,172       46,796      291,772       696,092
    Cost of investments sold.............   1,911,452     1,034,364      950,367       50,691      328,644       646,182
                                          -----------   -----------  -----------    ---------    ---------   -----------
       Realized gains (losses) on
        fund shares......................    (347,029)     (139,673)     116,805       (3,895)     (36,872)       49,910
Realized gain distributions..............     135,963         4,267           --           --           --        31,562
                                          -----------   -----------  -----------    ---------    ---------   -----------
    Net realized gains (losses)..........    (211,066)     (135,406)     116,805       (3,895)     (36,872)       81,472
Change in unrealized gains (losses)......  (2,251,690)   (1,936,707)  (2,292,490)    (415,938)    (213,262)   (1,377,070)
                                          -----------   -----------  -----------    ---------    ---------   -----------
    Net realized and unrealized gains
     (losses) on investments.............  (2,462,756)   (2,072,113)  (2,175,685)    (419,833)    (250,134)   (1,295,598)
                                          -----------   -----------  -----------    ---------    ---------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................. $(2,479,093)  $(2,031,849) $(2,195,789)   $(424,638)   $(200,081)  $(1,273,344)
                                          ===========   ===========  ===========    =========    =========   ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                      Fidelity       Fidelity          Fidelity          Fidelity
                                         Fidelity     Variable       Variable          Variable          Variable
                                         Variable     Insurance      Insurance         Insurance         Insurance
                                        Insurance     Products     Products Fund     Products Fund     Products Fund
                                      Products Fund     Fund     (Service Class 2) (Service Class 2) (Service Class 2)
                                       Sub-Account   Sub-Account    Sub-Account       Sub-Account       Sub-Account
                                      -------------- ----------- ----------------- ----------------- -----------------
                                                                                      VIP Freedom       VIP Freedom
                                      VIP Investment     VIP      VIP Contrafund    2010 Portfolio    2020 Portfolio
                                        Grade Bond    Overseas   (Service Class 2) (Service Class 2) (Service Class 2)
                                      -------------- ----------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  97,676    $   36,402     $    30,436        $  10,762         $  21,520
Charges from Allstate Life
 Insurance Company of New
 York:
    Mortality and expense risk.......     (24,301)      (19,009)        (51,911)          (4,481)           (7,659)
    Administrative expense...........      (2,113)       (1,653)         (8,951)            (969)           (1,999)
                                        ---------    ----------     -----------        ---------         ---------
    Net investment income
     (loss)..........................      71,262        15,740         (30,426)           5,312            11,862
                                        ---------    ----------     -----------        ---------         ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     822,309     1,097,832         871,661           40,252            35,737
    Cost of investments sold.........     878,377     1,280,536       1,308,046           49,760            52,424
                                        ---------    ----------     -----------        ---------         ---------
       Realized gains (losses)
        on fund shares...............     (56,068)     (182,704)       (436,385)          (9,508)          (16,687)
Realized gain distributions..........       1,897       204,105         111,579           14,130            31,959
                                        ---------    ----------     -----------        ---------         ---------
    Net realized gains (losses)......     (54,171)       21,401        (324,806)           4,622            15,272
Change in unrealized gains
 (losses)............................    (118,895)     (981,966)     (1,689,432)        (125,811)         (318,883)
                                        ---------    ----------     -----------        ---------         ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (173,066)     (960,565)     (2,014,238)        (121,189)         (303,611)
                                        ---------    ----------     -----------        ---------         ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(101,804)   $ (944,825)    $(2,044,664)       $(115,877)        $(291,749)
                                        =========    ==========     ===========        =========         =========

                                          Fidelity
                                          Variable
                                          Insurance
                                        Products Fund
                                      (Service Class 2)
                                         Sub-Account
                                      -----------------
                                         VIP Freedom
                                       2030 Portfolio
                                      (Service Class 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $   7,371
Charges from Allstate Life
 Insurance Company of New
 York:
    Mortality and expense risk.......        (3,915)
    Administrative expense...........          (728)
                                          ---------
    Net investment income
     (loss)..........................         2,728
                                          ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         9,786
    Cost of investments sold.........        13,262
                                          ---------
       Realized gains (losses)
        on fund shares...............        (3,476)
Realized gain distributions..........        25,925
                                          ---------
    Net realized gains (losses)......        22,449
Change in unrealized gains
 (losses)............................      (187,564)
                                          ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (165,115)
                                          ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $(162,387)
                                          =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                          Variable          Variable          Variable          Variable          Variable
                                          Insurance         Insurance         Insurance         Insurance         Insurance
                                        Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                      (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                         Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                         VIP Freedom           VIP
                                           Income           Growth &         VIP Growth         VIP High
                                          Portfolio          Income             Stock            Income         VIP Index 500
                                      (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................     $ 11,395          $   2,337         $     --          $ 18,701          $  16,489
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk............................       (3,223)            (3,280)            (542)           (3,012)            (8,602)
    Administrative expense...........         (541)              (583)            (111)             (587)            (1,801)
                                          --------          ---------         --------          --------          ---------
    Net investment income
     (loss)..........................        7,631             (1,526)            (653)           15,102              6,086
                                          --------          ---------         --------          --------          ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        8,872             28,691           12,529            52,794            316,360
    Cost of investments sold.........        9,559             39,935           16,903            64,971            344,453
                                          --------          ---------         --------          --------          ---------
       Realized gains (losses)
        on fund shares...............         (687)           (11,244)          (4,374)          (12,177)           (28,093)
Realized gain distributions..........        4,550             24,875               --                --              7,010
                                          --------          ---------         --------          --------          ---------
    Net realized gains
     (losses)........................        3,863             13,631           (4,374)          (12,177)           (21,083)
Change in unrealized gains
 (losses)............................      (51,145)          (138,084)         (20,178)          (70,318)          (316,876)
                                          --------          ---------         --------          --------          ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (47,282)          (124,453)         (24,552)          (82,495)          (337,959)
                                          --------          ---------         --------          --------          ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $(39,651)         $(125,979)        $(25,205)         $(67,393)         $(331,873)
                                          ========          =========         ========          ========          =========

                                          Fidelity
                                          Variable
                                          Insurance
                                        Products Fund
                                      (Service Class 2)
                                         Sub-Account
                                      -----------------


                                         VIP MidCap
                                      (Service Class 2)
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     4,237
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk............................        (24,781)
    Administrative expense...........         (3,934)
                                         -----------
    Net investment income
     (loss)..........................        (24,478)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        174,804
    Cost of investments sold.........        227,027
                                         -----------
       Realized gains (losses)
        on fund shares...............        (52,223)
Realized gain distributions..........        294,357
                                         -----------
    Net realized gains
     (losses)........................        242,134
Change in unrealized gains
 (losses)............................     (1,063,553)
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (821,419)
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (845,897)
                                         ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Fidelity         Franklin       Franklin       Franklin       Franklin
                                             Variable        Templeton      Templeton      Templeton      Templeton
                                             Insurance        Variable       Variable       Variable       Variable
                                           Products Fund     Insurance      Insurance      Insurance      Insurance
                                         (Service Class 2) Products Trust Products Trust Products Trust Products Trust
                                            Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                         ----------------- -------------- -------------- -------------- --------------
                                                                             Franklin
                                             VIP Money     Franklin Flex    Growth and   Franklin High     Franklin
                                              Market         Cap Growth       Income         Income         Income
                                         (Service Class 2)   Securities     Securities     Securities     Securities
                                         ----------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $  6,400         $    141     $   307,035     $  39,852     $ 1,230,489
Charges from Allstate Life
 Insurance Company of New
 York:
    Mortality and expense risk..........       (3,528)          (1,556)       (123,569)       (5,401)       (295,905)
    Administrative expense..............         (890)            (297)        (22,705)       (1,077)        (54,175)
                                             --------         --------     -----------     ---------     -----------
    Net investment income
     (loss).............................        1,982           (1,712)        160,761        33,374         880,409
                                             --------         --------     -----------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      241,068           35,486       1,807,437       145,334       4,703,819
    Cost of investments sold............      241,068           35,014       2,410,629       154,909       5,526,105
                                             --------         --------     -----------     ---------     -----------
       Realized gains (losses) on
        fund shares.....................           --              472        (603,192)       (9,575)       (822,286)
Realized gain distributions.............           --               --         849,796            --         515,234
                                             --------         --------     -----------     ---------     -----------
    Net realized gains (losses).........           --              472         246,604        (9,575)       (307,052)
Change in unrealized gains
 (losses)...............................           --          (51,203)     (4,517,415)     (120,735)     (8,427,362)
                                             --------         --------     -----------     ---------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................           --          (50,731)     (4,270,811)     (130,310)     (8,734,414)
                                             --------         --------     -----------     ---------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................     $  1,982         $(52,443)    $(4,110,050)    $ (96,936)    $(7,854,005)
                                             ========         ========     ===========     =========     ===========

                                            Franklin
                                           Templeton
                                            Variable
                                           Insurance
                                         Products Trust
                                          Sub-Account
                                         --------------
                                            Franklin
                                           Large Cap
                                             Growth
                                           Securities
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   185,708
Charges from Allstate Life
 Insurance Company of New
 York:
    Mortality and expense risk..........     (183,509)
    Administrative expense..............      (34,382)
                                          -----------
    Net investment income
     (loss).............................      (32,183)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,650,006
    Cost of investments sold............    1,953,216
                                          -----------
       Realized gains (losses) on
        fund shares.....................     (303,210)
Realized gain distributions.............      954,943
                                          -----------
    Net realized gains (losses).........      651,733
Change in unrealized gains
 (losses)...............................   (6,664,733)
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (6,013,000)
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(6,045,183)
                                          ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Franklin       Franklin       Franklin       Franklin       Franklin
                                           Templeton      Templeton      Templeton      Templeton      Templeton
                                            Variable       Variable       Variable       Variable       Variable
                                           Insurance      Insurance      Insurance      Insurance      Insurance
                                         Products Trust Products Trust Products Trust Products Trust Products Trust
                                          Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                         -------------- -------------- -------------- -------------- --------------
                                            Franklin                                                   Templeton
                                           Small Cap                       Mutual                      Developing
                                             Value      Franklin U.S.    Discovery    Mutual Shares     Markets
                                           Securities     Government     Securities     Securities     Securities
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    92,507     $  348,415     $  41,060     $   511,308    $   130,415
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk..........     (104,109)       (90,343)      (21,772)       (217,143)       (63,881)
    Administrative expense..............      (19,109)       (18,847)       (3,773)        (40,647)       (11,179)
                                          -----------     ----------     ---------     -----------    -----------
    Net investment income
     (loss).............................      (30,711)       239,225        15,515         253,518         55,355
                                          -----------     ----------     ---------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,438,559      2,634,226       251,789       2,906,354      1,031,858
    Cost of investments sold............    1,647,840      2,614,814       312,662       3,238,146      1,134,428
                                          -----------     ----------     ---------     -----------    -----------
       Realized gains (losses) on
        fund shares.....................     (209,281)        19,412       (60,873)       (331,792)      (102,570)
Realized gain distributions.............      640,684             --        76,924         727,251        977,551
                                          -----------     ----------     ---------     -----------    -----------
    Net realized gains (losses).........      431,403         19,412        16,051         395,459        874,981
Change in unrealized gains
 (losses)...............................   (3,399,647)       167,931      (631,228)     (8,384,889)    (4,412,117)
                                          -----------     ----------     ---------     -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (2,968,244)       187,343      (615,177)     (7,989,430)    (3,537,136)
                                          -----------     ----------     ---------     -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(2,998,955)    $  426,568     $(599,662)    $(7,735,912)   $(3,481,781)
                                          ===========     ==========     =========     ===========    ===========

                                            Franklin
                                           Templeton
                                            Variable
                                           Insurance
                                         Products Trust
                                          Sub-Account
                                         --------------

                                           Templeton
                                            Foreign
                                           Securities
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    468,723
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk..........      (250,521)
    Administrative expense..............       (45,255)
                                          ------------
    Net investment income
     (loss).............................       172,947
                                          ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     3,117,808
    Cost of investments sold............     3,533,271
                                          ------------
       Realized gains (losses) on
        fund shares.....................      (415,463)
Realized gain distributions.............     1,918,357
                                          ------------
    Net realized gains (losses).........     1,502,894
Change in unrealized gains
 (losses)...............................   (11,711,235)
                                          ------------
    Net realized and unrealized
     gains (losses) on
     investments........................   (10,208,341)
                                          ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(10,035,394)
                                          ============

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                             Franklin
                                            Templeton    Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                                             Variable      Variable      Variable      Variable      Variable
                                            Insurance      Insurance     Insurance     Insurance     Insurance   Lord Abbett
                                          Products Trust     Trust         Trust         Trust         Trust     Series Fund
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                          -------------- ------------- ------------- ------------- ------------- -----------
                                                                                          VIT           VIT
                                            Templeton         VIT                     Structured    Structured
                                           Global Asset   Growth and        VIT      U. S. Equity    Small Cap
                                          Allocation (g)    Income     Mid Cap Value     Fund         Equity      All Value
                                          -------------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  93,245      $  2,967      $   2,451     $  2,303      $   1,991    $  11,815
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........     (10,137)       (2,351)        (3,875)      (2,236)        (4,350)     (28,898)
    Administrative expense...............        (881)         (343)          (754)        (372)          (810)      (5,829)
                                            ---------      --------      ---------     --------      ---------    ---------
    Net investment income (loss).........      82,227           273         (2,178)        (305)        (3,169)     (22,912)
                                            ---------      --------      ---------     --------      ---------    ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     410,895        26,148         76,801       31,037         48,758      436,379
    Cost of investments sold.............     732,155        35,477         97,989       42,199         76,597      480,891
                                            ---------      --------      ---------     --------      ---------    ---------
       Realized gains (losses) on
        fund shares......................    (321,260)       (9,329)       (21,188)     (11,162)       (27,839)     (44,512)
Realized gain distributions..............     116,650            15            439        1,292            502       13,532
                                            ---------      --------      ---------     --------      ---------    ---------
    Net realized gains (losses)..........    (204,610)       (9,314)       (20,749)      (9,870)       (27,337)     (30,980)
Change in unrealized gains (losses)......    (183,176)      (55,285)       (85,823)     (60,426)       (93,935)    (727,701)
                                            ---------      --------      ---------     --------      ---------    ---------
    Net realized and unrealized gains
     (losses) on investments.............    (387,786)      (64,599)      (106,572)     (70,296)      (121,272)    (758,681)
                                            ---------      --------      ---------     --------      ---------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $(305,559)     $(64,326)     $(108,750)    $(70,601)     $(124,441)   $(781,593)
                                            =========      ========      =========     ========      =========    =========

--------
(g)Previously known as Templeton Asset Strategy


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                                                                 MFS Variable  MFS Variable
                                           Lord Abbett   Lord Abbett   Lord Abbett  Lord Abbett   Insurance      Insurance
                                           Series Fund   Series Fund   Series Fund  Series Fund     Trust          Trust
                                           Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account    Sub-Account
                                          -------------- -----------  ------------- -----------  ------------ ---------------
                                                         Growth and      Growth       Mid-Cap        MFS            MFS
                                          Bond-Debenture   Income     Opportunities    Value     High Income  Investors Trust
                                          -------------- -----------  ------------- -----------  ------------ ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   404,513   $    50,916   $        --  $    67,013   $  43,318      $   6,165
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........      (83,735)      (47,210)      (39,249)     (69,139)     (5,435)        (8,097)
    Administrative expense...............      (15,757)       (8,140)       (7,087)     (13,300)       (473)          (704)
                                           -----------   -----------   -----------  -----------   ---------      ---------
    Net investment income (loss).........      305,021        (4,434)      (46,336)     (15,426)     37,410         (2,636)
                                           -----------   -----------   -----------  -----------   ---------      ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    1,692,471       609,025       801,689    1,061,328     107,027        213,184
    Cost of investments sold.............    1,932,419       747,613       829,561    1,476,145     128,431        192,669
                                           -----------   -----------   -----------  -----------   ---------      ---------
       Realized gains (losses) on
        fund shares......................     (239,948)     (138,588)      (27,872)    (414,817)    (21,404)        20,515
Realized gain distributions..............       15,366        11,920        42,470      223,931          --         50,905
                                           -----------   -----------   -----------  -----------   ---------      ---------
    Net realized gains (losses)..........     (224,582)     (126,668)       14,598     (190,886)    (21,404)        71,420
Change in unrealized gains (losses)......   (1,390,713)   (1,477,456)   (1,378,227)  (2,469,073)   (167,605)      (339,288)
                                           -----------   -----------   -----------  -----------   ---------      ---------
    Net realized and unrealized gains
     (losses) on investments.............   (1,615,295)   (1,604,124)   (1,363,629)  (2,659,959)   (189,009)      (267,868)
                                           -----------   -----------   -----------  -----------   ---------      ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(1,310,274)  $(1,608,558)  $(1,409,965) $(2,675,385)  $(151,599)     $(270,504)
                                           ===========   ===========   ===========  ===========   =========      =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                                Morgan Stanley  Morgan Stanley   Morgan Stanley Morgan Stanley
                                      MFS Variable MFS Variable    Variable        Variable         Variable       Variable
                                       Insurance    Insurance     Investment      Investment       Investment     Investment
                                         Trust        Trust         Series          Series           Series         Series
                                      Sub-Account  Sub-Account   Sub-Account      Sub-Account     Sub-Account    Sub-Account
                                      ------------ ------------ -------------- ----------------- -------------- --------------
                                        MFS New    MFS Research   Aggressive        Capital         Dividend       European
                                       Discovery       Bond         Equity     Opportunities (h)     Growth       Equity (i)
                                      ------------ ------------ -------------- ----------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $      --     $ 35,269     $   1,829       $    24,512     $    75,133    $   140,366
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense risk.......     (5,741)     (12,523)       (8,558)         (105,538)       (168,944)       (59,792)
    Administrative expense...........       (499)      (1,089)       (3,111)          (25,072)        (40,379)       (14,358)
                                       ---------     --------     ---------       -----------     -----------    -----------
    Net investment income
     (loss)..........................     (6,240)      21,657        (9,840)         (106,098)       (134,190)        66,216
                                       ---------     --------     ---------       -----------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    166,385      441,855       219,088         2,110,382       4,148,761      1,086,477
    Cost of investments sold.........    198,945      463,280       201,233         2,419,724       4,493,939      1,022,544
                                       ---------     --------     ---------       -----------     -----------    -----------
       Realized gains (losses)
        on fund shares...............    (32,560)     (21,425)       17,855          (309,342)       (345,178)        63,933
Realized gain distributions..........    102,651           --            --                --              --        970,924
                                       ---------     --------     ---------       -----------     -----------    -----------
    Net realized gains (losses)......     70,091      (21,425)       17,855          (309,342)       (345,178)     1,034,857
Change in unrealized gains
 (losses)............................   (309,812)     (42,604)     (527,011)       (4,993,770)     (6,208,176)    (4,013,351)
                                       ---------     --------     ---------       -----------     -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (239,721)     (64,029)     (509,156)       (5,303,112)     (6,553,354)    (2,978,494)
                                       ---------     --------     ---------       -----------     -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(245,961)    $(42,372)    $(518,996)      $(5,409,210)    $(6,687,544)   $(2,912,278)
                                       =========     ========     =========       ===========     ===========    ===========

--------
(h)Previously known as Equity
(i)Previously known as European Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                         Variable       Variable       Variable       Variable       Variable       Variable
                                        Investment     Investment     Investment     Investment     Investment     Investment
                                          Series         Series         Series         Series         Series         Series
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                         Global
                                          Global        Dividend                                      Income        Limited
                                        Advantage        Growth       High Yield   Income Builder    Plus (j)       Duration
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   6,514     $   154,739     $  15,853      $   8,268      $  161,028     $  15,078
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense risk.......      (6,014)        (58,832)       (6,943)       (11,323)        (90,069)       (8,920)
    Administrative expense...........      (2,189)        (13,919)       (1,629)        (2,851)        (23,076)       (3,372)
                                        ---------     -----------     ---------      ---------      ----------     ---------
    Net investment income
     (loss)..........................      (1,689)         81,988         7,281         (5,906)         47,883         2,786
                                        ---------     -----------     ---------      ---------      ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     162,098       1,570,069       277,934        320,416       1,936,155       319,658
    Cost of investments sold.........     182,822       1,679,754       712,022        359,409       2,086,515       370,825
                                        ---------     -----------     ---------      ---------      ----------     ---------
       Realized gains (losses)
        on fund shares...............     (20,724)       (109,685)     (434,088)       (38,993)       (150,360)      (51,167)
Realized gain distributions..........          --       1,079,906            --        161,459              --            --
                                        ---------     -----------     ---------      ---------      ----------     ---------
    Net realized gains (losses)......     (20,724)        970,221      (434,088)       122,466        (150,360)      (51,167)
Change in unrealized gains
 (losses)............................    (297,973)     (3,818,858)      271,775       (418,381)       (795,206)     (104,854)
                                        ---------     -----------     ---------      ---------      ----------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (318,697)     (2,848,637)     (162,313)      (295,915)       (945,566)     (156,021)
                                        ---------     -----------     ---------      ---------      ----------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(320,386)    $(2,766,649)    $(155,032)     $(301,821)     $ (897,683)    $(153,235)
                                        =========     ===========     =========      =========      ==========     =========

--------
(j)Previously known as Quality Income Plus

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                                                             Morgan Stanley     Morgan Stanley
                                Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable           Variable
                                   Variable       Variable       Variable       Variable       Investment         Investment
                                  Investment     Investment     Investment     Investment        Series             Series
                                    Series         Series         Series         Series     (Class Y Shares)   (Class Y Shares)
                                 Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account        Sub-Account
                                -------------- -------------- -------------- -------------- ---------------- --------------------
                                                                                               Aggressive          Capital
                                                                                                 Equity         Opportunities
                                 Money Market  S&P 500 Index    Strategist     Utilities    (Class Y Shares) (Class Y Shares) (k)
                                -------------- -------------- -------------- -------------- ---------------- --------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  105,321    $    75,864    $    65,003    $    45,968      $      --          $   2,784
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk......................      (46,881)       (32,157)       (96,316)       (81,486)       (18,757)           (19,769)
    Administrative
     expense...................      (12,747)       (11,892)       (24,902)       (19,866)        (3,116)            (3,231)
                                  ----------    -----------    -----------    -----------      ---------          ---------
    Net investment income
     (loss)....................       45,693         31,815        (56,215)       (55,384)       (21,873)           (20,216)
                                  ----------    -----------    -----------    -----------      ---------          ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    1,560,157        636,141      1,386,768      1,405,783        151,006            408,148
    Cost of investments
     sold......................    1,560,157        670,633      1,615,770      1,532,525         96,748            360,279
                                  ----------    -----------    -----------    -----------      ---------          ---------
       Realized gains
        (losses) on fund
        shares.................           --        (34,492)      (229,002)      (126,742)        54,258             47,869
Realized gain distributions....           --             --        880,326      1,450,542             --                 --
                                  ----------    -----------    -----------    -----------      ---------          ---------
    Net realized gains
     (losses)..................           --        (34,492)       651,324      1,323,800         54,258             47,869
Change in unrealized gains
 (losses)......................           --     (1,363,212)    (3,018,470)    (4,216,847)      (876,167)          (940,679)
                                  ----------    -----------    -----------    -----------      ---------          ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............           --     (1,397,704)    (2,367,146)    (2,893,047)      (821,909)          (892,810)
                                  ----------    -----------    -----------    -----------      ---------          ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $   45,693    $(1,365,889)   $(2,423,361)   $(2,948,431)     $(843,782)         $(913,026)
                                  ==========    ===========    ===========    ===========      =========          =========

--------
(k)Previously known as Equity (Class Y Shares)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                              Morgan Stanley     Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable           Variable           Variable         Variable         Variable
                                Investment         Investment         Investment       Investment       Investment
                                  Series             Series             Series           Series           Series
                             (Class Y Shares)   (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares)
                               Sub-Account        Sub-Account        Sub-Account      Sub-Account      Sub-Account
                             ---------------- -------------------- ---------------- ---------------- ----------------
                                 Dividend           European            Global           Global
                                  Growth             Equity           Advantage     Dividend Growth     High Yield
                             (Class Y Shares) (Class Y Shares) (l) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             ---------------- -------------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $    10,010         $  18,633           $  1,242       $    40,867       $  36,890
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and
     expense risk...........       (32,625)          (10,853)            (2,134)          (20,156)        (22,060)
    Administrative
     expense................        (4,925)           (1,680)              (333)           (3,258)         (3,345)
                               -----------         ---------           --------       -----------       ---------
    Net investment
     income (loss)..........       (27,540)            6,100             (1,225)           17,453          11,485
                               -----------         ---------           --------       -----------       ---------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................       580,559           209,679             38,096           249,270         238,344
    Cost of investments
     sold...................       526,907           164,075             29,536           303,450         283,782
                               -----------         ---------           --------       -----------       ---------
       Realized gains
        (losses) on
        fund shares.........        53,652            45,604              8,560           (54,180)        (45,438)
Realized gain
 distributions..............            --           150,957                 --           328,085              --
                               -----------         ---------           --------       -----------       ---------
    Net realized gains
     (losses)...............        53,652           196,561              8,560           273,905         (45,438)
Change in unrealized
 gains (losses).............    (1,096,019)         (671,816)           (97,590)       (1,113,063)       (380,669)
                               -----------         ---------           --------       -----------       ---------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (1,042,367)         (475,255)           (89,030)         (839,158)       (426,107)
                               -----------         ---------           --------       -----------       ---------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(1,069,907)        $(469,155)          $(90,255)      $  (821,705)      $(414,622)
                               ===========         =========           ========       ===========       =========

                              Morgan Stanley
                                 Variable
                                Investment
                                  Series
                             (Class Y Shares)
                               Sub-Account
                             ----------------

                              Income Builder
                             (Class Y Shares)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $   9,802
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and
     expense risk...........      (17,781)
    Administrative
     expense................       (2,422)
                                ---------
    Net investment
     income (loss)..........      (10,401)
                                ---------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      227,488
    Cost of investments
     sold...................      237,570
                                ---------
       Realized gains
        (losses) on
        fund shares.........      (10,082)
Realized gain
 distributions..............      224,692
                                ---------
    Net realized gains
     (losses)...............      214,610
Change in unrealized
 gains (losses).............     (631,579)
                                ---------
    Net realized and
     unrealized gains
     (losses) on
     investments............     (416,969)
                                ---------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $(427,370)
                                =========

--------
(l)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                   Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                      Variable           Variable         Variable         Variable         Variable
                                     Investment         Investment       Investment       Investment       Investment
                                       Series             Series           Series           Series           Series
                                  (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    Sub-Account        Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                -------------------- ---------------- ---------------- ---------------- ----------------
                                                         Limited
                                    Income Plus          Duration       Money Market    S&P 500 Index      Strategist
                                (Class Y Shares) (m) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                -------------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................      $   84,814         $   50,186       $   69,034      $    73,883       $  16,275
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk......................         (59,624)           (36,264)         (40,701)         (47,966)        (30,724)
    Administrative
     expense...................          (9,179)            (5,445)          (6,896)          (7,445)         (4,079)
                                     ----------         ----------       ----------      -----------       ---------
    Net investment income
     (loss)....................          16,011              8,477           21,437           18,472         (18,528)
                                     ----------         ----------       ----------      -----------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       1,491,066          1,114,140        2,055,665          448,253         596,814
    Cost of investments
     sold......................       1,629,691          1,364,690        2,055,665          408,699         664,372
                                     ----------         ----------       ----------      -----------       ---------
       Realized gains
        (losses) on fund
        shares.................        (138,625)          (250,550)              --           39,554         (67,558)
Realized gain
 distributions.................              --                 --               --               --         229,945
                                     ----------         ----------       ----------      -----------       ---------
    Net realized gains
     (losses)..................        (138,625)          (250,550)              --           39,554         162,387
Change in unrealized gains
 (losses)......................        (404,226)          (280,956)              --       (1,650,437)       (797,702)
                                     ----------         ----------       ----------      -----------       ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............        (542,851)          (531,506)              --       (1,610,883)       (635,315)
                                     ----------         ----------       ----------      -----------       ---------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................      $ (526,840)        $ (523,029)      $   21,437      $(1,592,411)      $(653,843)
                                     ==========         ==========       ==========      ===========       =========

                                 Morgan Stanley
                                    Variable
                                   Investment
                                     Series
                                (Class Y Shares)
                                  Sub-Account
                                ----------------

                                   Utilities
                                (Class Y Shares)
                                ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   4,099
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk......................       (9,715)
    Administrative
     expense...................       (1,535)
                                   ---------
    Net investment income
     (loss)....................       (7,151)
                                   ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       95,692
    Cost of investments
     sold......................       86,414
                                   ---------
       Realized gains
        (losses) on fund
        shares.................        9,278
Realized gain
 distributions.................      147,652
                                   ---------
    Net realized gains
     (losses)..................      156,930
Change in unrealized gains
 (losses)......................     (460,616)
                                   ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (303,686)
                                   ---------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................    $(310,837)
                                   =========

--------
(m)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                  Variable      Variable      Variable      Variable      Variable      Variable
                                Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                ------------- ------------- ------------- ------------- ------------- -------------
                                 Oppenheimer                 Oppenheimer                               Oppenheimer
                                   Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer   Main Street
                                Appreciation    Core Bond    Securities    High Income   Main Street  Small Cap (n)
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   2,261     $  72,077     $  20,818     $  63,510    $    59,673    $   8,479
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk......................     (17,773)      (17,587)      (15,234)       (9,433)       (42,392)     (18,875)
    Administrative
     expense...................      (1,545)       (1,529)       (1,325)         (820)        (3,686)      (1,641)
                                  ---------     ---------     ---------     ---------    -----------    ---------
    Net investment income
     (loss)....................     (17,057)       52,961         4,259        53,257         13,595      (12,037)
                                  ---------     ---------     ---------     ---------    -----------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     351,142       356,654       433,410       162,486      1,038,215      222,639
    Cost of investments
     sold......................     336,419       452,353       396,633       280,191      1,017,384      207,439
                                  ---------     ---------     ---------     ---------    -----------    ---------
       Realized gains
        (losses) on fund
        shares.................      14,723       (95,699)       36,777      (117,705)        20,831       15,200
Realized gain
 distributions.................          --            --        91,472            --        259,286       94,154
                                  ---------     ---------     ---------     ---------    -----------    ---------
    Net realized gains
     (losses)..................      14,723       (95,699)      128,249      (117,705)       280,117      109,354
Change in unrealized gains
 (losses)......................    (873,871)     (602,646)     (808,666)     (703,757)    (1,996,621)    (838,169)
                                  ---------     ---------     ---------     ---------    -----------    ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (859,148)     (698,345)     (680,417)     (821,462)    (1,716,504)    (728,815)
                                  ---------     ---------     ---------     ---------    -----------    ---------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................   $(876,205)    $(645,384)    $(676,158)    $(768,205)   $(1,702,909)   $(740,852)
                                  =========     =========     =========     =========    ===========    =========

--------
(n)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                                   Oppenheimer      Oppenheimer      Oppenheimer
                                                                    Variable         Variable         Variable
                                     Oppenheimer   Oppenheimer    Account Funds    Account Funds    Account Funds
                                      Variable       Variable    (Service Shares  (Service Shares  (Service Shares
                                    Account Funds Account Funds      ("SS"))          ("SS"))          ("SS"))
                                     Sub-Account   Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                    ------------- -------------- --------------- ----------------- ---------------
                                                                                    Oppenheimer
                                     Oppenheimer   Oppenheimer     Oppenheimer        Capital        Oppenheimer
                                     Midcap Fund  Strategic Bond  Balanced (SS)  Appreciation (SS) Core Bond (SS)
                                    ------------- -------------- --------------- ----------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................   $      --     $  147,077     $   157,912      $        --      $   422,258
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk..........................     (17,095)       (31,262)        (76,316)        (176,378)        (117,864)
    Administrative expense.........      (1,487)        (2,718)        (13,993)         (32,144)         (21,390)
                                      ---------     ----------     -----------      -----------      -----------
    Net investment income
     (loss)........................     (18,582)       113,097          67,603         (208,522)         283,004
                                      ---------     ----------     -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............     338,973      1,173,296       1,114,790        2,624,096        1,982,006
    Cost of investments
     sold..........................     311,930      1,089,579       1,492,233        2,527,792        2,215,015
                                      ---------     ----------     -----------      -----------      -----------
       Realized gains
        (losses) on fund
        shares.....................      27,043         83,717        (377,443)          96,304         (233,009)
Realized gain distributions........          --         33,986         424,565               --               --
                                      ---------     ----------     -----------      -----------      -----------
    Net realized gains
     (losses)......................      27,043        117,703          47,122           96,304         (233,009)
Change in unrealized gains
 (losses)..........................    (902,410)      (605,647)     (3,185,320)      (7,639,499)      (4,118,731)
                                      ---------     ----------     -----------      -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments...................    (875,367)      (487,944)     (3,138,198)      (7,543,195)      (4,351,740)
                                      ---------     ----------     -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................   $(893,949)    $ (374,847)    $(3,070,595)     $(7,751,717)     $(4,068,736)
                                      =========     ==========     ===========      ===========      ===========

                                      Oppenheimer
                                       Variable
                                     Account Funds
                                    (Service Shares
                                        ("SS"))
                                      Sub-Account
                                    ---------------
                                      Oppenheimer
                                        Global
                                    Securities (SS)
                                    ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................   $    41,764
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk..........................       (40,429)
    Administrative expense.........        (7,461)
                                      -----------
    Net investment income
     (loss)........................        (6,126)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............       753,214
    Cost of investments
     sold..........................       847,460
                                      -----------
       Realized gains
        (losses) on fund
        shares.....................       (94,246)
Realized gain distributions........       223,951
                                      -----------
    Net realized gains
     (losses)......................       129,705
Change in unrealized gains
 (losses)..........................    (1,730,954)
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments...................    (1,601,249)
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................   $(1,607,375)
                                      ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                  Oppenheimer      Oppenheimer      Oppenheimer       Oppenheimer     Oppenheimer
                                Variable Account    Variable      Variable Account     Variable        Variable
                                     Funds        Account Funds        Funds         Account Funds   Account Funds
                                (Service Shares  (Service Shares  (Service Shares   (Service Shares (Service Shares
                                    ("SS"))          ("SS"))          ("SS"))           ("SS"))         ("SS"))
                                  Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account
                                ---------------- --------------- ------------------ --------------- ---------------

                                                   Oppenheimer      Oppenheimer       Oppenheimer     Oppenheimer
                                  Oppenheimer         Main          Main Street         MidCap         Strategic
                                High Income (SS)   Street (SS)   Small Cap (SS) (o)    Fund (SS)       Bond (SS)
                                ---------------- --------------- ------------------ --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   541,886     $    262,333      $    21,150       $        --     $ 1,397,365
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk......................       (98,236)        (265,160)         (97,334)          (40,500)       (356,602)
    Administrative
     expense...................       (17,670)         (50,726)         (18,096)           (7,437)        (66,778)
                                  -----------     ------------      -----------       -----------     -----------
    Net investment income
     (loss)....................       425,980          (53,553)         (94,280)          (47,937)        973,985
                                  -----------     ------------      -----------       -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     1,558,768        3,032,520        1,353,307           450,499       7,002,338
    Cost of investments
     sold......................     2,198,029        3,429,804        1,523,625           465,207       7,208,145
                                  -----------     ------------      -----------       -----------     -----------
       Realized gains
        (losses) on fund
        shares.................      (639,261)        (397,284)        (170,318)          (14,708)       (205,807)
Realized gain distributions....            --        1,378,879          439,845                --         334,747
                                  -----------     ------------      -----------       -----------     -----------
    Net realized gains
     (losses)..................      (639,261)         981,595          269,527           (14,708)        128,940
Change in unrealized gains
 (losses)......................    (7,330,542)     (11,023,709)      (3,579,994)       (1,831,013)     (5,496,374)
                                  -----------     ------------      -----------       -----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (7,969,803)     (10,042,114)      (3,310,467)       (1,845,721)     (5,367,434)
                                  -----------     ------------      -----------       -----------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(7,543,823)    $(10,095,667)     $(3,404,747)      $(1,893,658)    $(4,393,449)
                                  ===========     ============      ===========       ===========     ===========


                                     PIMCO
                                   Variable
                                Insurance Trust
                                  Sub-Account
                                ---------------
                                   PIMCO VIT
                                   Commodity
                                  Real Return
                                   Strategy
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  1,752
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk......................        (553)
    Administrative
     expense...................         (83)
                                   --------
    Net investment income
     (loss)....................       1,116
                                   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       9,777
    Cost of investments
     sold......................      10,706
                                   --------
       Realized gains
        (losses) on fund
        shares.................        (929)
Realized gain distributions....         342
                                   --------
    Net realized gains
     (losses)..................        (587)
Change in unrealized gains
 (losses)......................     (19,066)
                                   --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (19,653)
                                   --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(18,537)
                                   ========

--------
(o)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                  PIMCO       PIMCO
                                                   PIMCO        Variable    Variable
                                                  Variable      Insurance   Insurance      Putnam         Putnam
                                              Insurance Trust     Trust       Trust    Variable Trust Variable Trust
                                                Sub-Account    Sub-Account Sub-Account  Sub-Account    Sub-Account
                                              ---------------- ----------- ----------- -------------- --------------
                                                                            PIMCO VIT
                                                 PIMCO VIT      PIMCO VIT     Total
                                                  Emerging     Real Return   Return     VT American
                                                Markets Bond    (Advisor    (Advisor     Government     VT Capital
                                              (Advisor Shares)   Shares)     Shares)       Income      Appreciation
                                              ---------------- ----------- ----------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................     $ 1,995       $  4,259    $ 19,416     $  207,545     $   3,053
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...............        (446)        (1,580)     (5,942)       (54,787)       (9,321)
    Administrative expense...................         (69)          (291)     (1,018)          (460)         (331)
                                                  -------       --------    --------     ----------     ---------
    Net investment income (loss).............       1,480          2,388      12,456        152,298        (6,599)
                                                  -------       --------    --------     ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................       3,677         55,132     122,007      2,074,488       202,273
    Cost of investments sold.................       4,272         55,603     121,846      2,100,901       238,172
                                                  -------       --------    --------     ----------     ---------
       Realized gains (losses) on fund
        shares...............................        (595)          (471)        161        (26,413)      (35,899)
Realized gain distributions..................       1,345            152      10,031             --        81,440
                                                  -------       --------    --------     ----------     ---------
    Net realized gains (losses)..............         750           (319)     10,192        (26,413)       45,541
Change in unrealized gains (losses)..........      (7,594)       (12,548)     (8,809)      (165,038)     (373,513)
                                                  -------       --------    --------     ----------     ---------
    Net realized and unrealized gains
     (losses) on investments.................      (6,844)       (12,867)      1,383       (191,451)     (327,972)
                                                  -------       --------    --------     ----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................     $(5,364)      $(10,479)   $ 13,839     $  (39,153)    $(334,571)
                                                  =======       ========    ========     ==========     =========


                                                  Putnam
                                              Variable Trust
                                               Sub-Account
                                              --------------



                                                VT Capital
                                              Opportunities
                                              --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................   $   2,256
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...............      (6,008)
    Administrative expense...................        (374)
                                                ---------
    Net investment income (loss).............      (4,126)
                                                ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     132,800
    Cost of investments sold.................     179,106
                                                ---------
       Realized gains (losses) on fund
        shares...............................     (46,306)
Realized gain distributions..................      27,510
                                                ---------
    Net realized gains (losses)..............     (18,796)
Change in unrealized gains (losses)..........    (149,202)
                                                ---------
    Net realized and unrealized gains
     (losses) on investments.................    (167,998)
                                                ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(172,124)
                                                =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Putnam         Putnam         Putnam         Putnam         Putnam
                                         Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                          Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                         -------------- -------------- -------------- -------------- --------------
                                                                                      VT The George        VT
                                          VT Discovery  VT Diversified   VT Equity     Putnam Fund    Global Asset
                                             Growth         Income         Income       of Boston      Allocation
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $      --     $   356,614     $  32,549     $   524,085    $   282,590
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk..........     (10,718)        (70,730)      (21,091)       (140,456)       (92,739)
    Administrative expense..............         (77)           (957)         (878)        (10,317)        (8,976)
                                           ---------     -----------     ---------     -----------    -----------
    Net investment income (loss)........     (10,795)        284,927        10,580         373,312        180,875
                                           ---------     -----------     ---------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     155,520       2,336,581       469,475       3,271,136      2,875,871
    Cost of investments sold............     152,854       2,685,002       533,777       4,174,156      2,907,029
                                           ---------     -----------     ---------     -----------    -----------
       Realized gains (losses) on
        fund shares.....................       2,666        (348,421)      (64,302)       (903,020)       (31,158)
Realized gain distributions.............      97,270              --        78,012       1,022,395             --
                                           ---------     -----------     ---------     -----------    -----------
    Net realized gains (losses).........      99,936        (348,421)       13,710         119,375        (31,158)
Change in unrealized gains
 (losses)...............................    (542,859)     (1,733,765)     (608,461)     (5,585,369)    (2,841,086)
                                           ---------     -----------     ---------     -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    (442,923)     (2,082,186)     (594,751)     (5,465,994)    (2,872,244)
                                           ---------     -----------     ---------     -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(453,718)    $(1,797,259)    $(584,171)    $(5,092,682)   $(2,691,369)
                                           =========     ===========     =========     ===========    ===========

                                             Putnam
                                         Variable Trust
                                          Sub-Account
                                         --------------

                                           VT Global
                                             Equity
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    99,531
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk..........      (49,637)
    Administrative expense..............         (788)
                                          -----------
    Net investment income (loss)........       49,106
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,369,357
    Cost of investments sold............    1,635,441
                                          -----------
       Realized gains (losses) on
        fund shares.....................     (266,084)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........     (266,084)
Change in unrealized gains
 (losses)...............................   (1,967,565)
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (2,233,649)
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $(2,184,543)
                                          ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                     Putnam         Putnam         Putnam         Putnam         Putnam            Putnam
                                 Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust    Variable Trust
                                  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account       Sub-Account
                                 -------------- -------------- -------------- -------------- -------------- --------------------
                                   VT Growth      VT Growth      VT Health                                           VT
                                   and Income   Opportunities     Sciences    VT High Yield    VT Income    International Equity
                                 -------------- -------------- -------------- -------------- -------------- --------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................  $    538,033    $      --      $       --    $   803,959    $ 1,615,371       $    312,963
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk.......................      (300,945)     (14,746)        (46,107)      (106,031)      (283,860)          (180,334)
    Administrative expense......       (12,278)        (109)         (1,577)       (12,756)       (34,842)           (16,623)
                                  ------------    ---------      ----------    -----------    -----------       ------------
    Net investment income
     (loss).....................       224,810      (14,855)        (47,684)       685,172      1,296,669            116,006
                                  ------------    ---------      ----------    -----------    -----------       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     8,489,767      257,784       1,322,406      2,085,254      7,093,857          3,973,095
    Cost of investments
     sold.......................    12,067,000      385,581       1,287,500      2,561,775      7,837,353          4,101,208
                                  ------------    ---------      ----------    -----------    -----------       ------------
       Realized gains
        (losses) on fund
        shares..................    (3,577,233)    (127,797)         34,906       (476,521)      (743,496)          (128,113)
Realized gain distributions.....     4,626,280           --          34,666             --             --          2,404,566
                                  ------------    ---------      ----------    -----------    -----------       ------------
    Net realized gains
     (losses)...................     1,049,047     (127,797)         69,572       (476,521)      (743,496)         2,276,453
Change in unrealized gains
 (losses).......................   (12,728,970)    (400,201)       (685,100)    (2,527,441)    (6,057,320)       (10,166,630)
                                  ------------    ---------      ----------    -----------    -----------       ------------
    Net realized and
     unrealized gains
     (losses) on
     investments................   (11,679,923)    (527,998)       (615,528)    (3,003,962)    (6,800,816)        (7,890,177)
                                  ------------    ---------      ----------    -----------    -----------       ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................  $(11,455,113)   $(542,853)     $ (663,212)   $(2,318,790)   $(5,504,147)      $ (7,774,171)
                                  ============    =========      ==========    ===========    ===========       ============

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam          Putnam           Putnam         Putnam         Putnam
                                      Variable Trust  Variable Trust   Variable Trust Variable Trust Variable Trust
                                       Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                      -------------- ----------------- -------------- -------------- --------------
                                            VT
                                      International         VT
                                        Growth and     International                        VT             VT
                                          Income     New Opportunities  VT Investors  Mid Cap Value   Money Market
                                      -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $    55,921      $    36,243     $    23,707     $   3,309     $   642,923
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk............................      (36,684)         (28,858)       (115,379)      (10,386)       (327,673)
    Administrative expense...........         (750)            (584)         (3,733)         (427)        (51,526)
                                       -----------      -----------     -----------     ---------     -----------
    Net investment income
     (loss)..........................       18,487            6,801         (95,405)       (7,504)        263,724
                                       -----------      -----------     -----------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      981,453          728,883       3,204,518       306,008      12,177,845
    Cost of investments sold.........    1,188,573          787,064       3,940,560       428,896      12,177,845
                                       -----------      -----------     -----------     ---------     -----------
       Realized gains (losses)
        on fund shares...............     (207,120)         (58,181)       (736,042)     (122,888)             --
Realized gain distributions..........      619,752               --              --       166,469              --
                                       -----------      -----------     -----------     ---------     -----------
    Net realized gains
     (losses)........................      412,632          (58,181)       (736,042)       43,581              --
Change in unrealized gains
 (losses)............................   (2,044,781)      (1,125,408)     (3,626,259)     (456,608)             --
                                       -----------      -----------     -----------     ---------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,632,149)      (1,183,589)     (4,362,301)     (413,027)             --
                                       -----------      -----------     -----------     ---------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,613,662)     $(1,176,788)    $(4,457,706)    $(420,531)    $   263,724
                                       ===========      ===========     ===========     =========     ===========

                                          Putnam
                                      Variable Trust
                                       Sub-Account
                                      --------------


                                          VT New
                                      Opportunities
                                      --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $        --
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk............................      (82,109)
    Administrative expense...........       (1,677)
                                       -----------
    Net investment income
     (loss)..........................      (83,786)
                                       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    1,845,084
    Cost of investments sold.........    2,816,851
                                       -----------
       Realized gains (losses)
        on fund shares...............     (971,767)
Realized gain distributions..........           --
                                       -----------
    Net realized gains
     (losses)........................     (971,767)
Change in unrealized gains
 (losses)............................   (1,964,138)
                                       -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,935,905)
                                       -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(3,019,691)
                                       ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Putnam         Putnam         Putnam         Putnam         Putnam
                                         Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                          Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                         -------------- -------------- -------------- -------------- --------------
                                                                                                           VT
                                                           VT OTC &                                    Utilities
                                                           Emerging                    VT Small Cap    Growth and
                                          VT New Value      Growth      VT Research       Value          Income
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   213,003     $      --     $    37,826    $    83,346    $    93,036
Charges from Allstate Life
 Insurance Company of New York:
    Mortality and expense risk..........     (146,915)      (19,309)        (45,872)       (68,719)       (52,997)
    Administrative expense..............      (17,802)         (186)         (1,114)        (2,074)        (1,519)
                                          -----------     ---------     -----------    -----------    -----------
    Net investment income
     (loss).............................       48,286       (19,495)         (9,160)        12,553         38,520
                                          -----------     ---------     -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,136,825       476,423       1,286,854      1,728,749      1,311,578
    Cost of investments sold............    2,855,690       829,410       1,433,700      2,353,888      1,127,889
                                          -----------     ---------     -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................     (718,865)     (352,987)       (146,846)      (625,139)       183,689
Realized gain distributions.............    2,594,504            --              --      1,459,474             --
                                          -----------     ---------     -----------    -----------    -----------
    Net realized gains (losses).........    1,875,639      (352,987)       (146,846)       834,335        183,689
Change in unrealized gains
 (losses)...............................   (8,691,530)     (487,267)     (1,525,283)    (3,405,358)    (1,755,462)
                                          -----------     ---------     -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (6,815,891)     (840,254)     (1,672,129)    (2,571,023)    (1,571,773)
                                          -----------     ---------     -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(6,767,605)    $(859,749)    $(1,681,289)   $(2,558,470)   $(1,533,253)
                                          ===========     =========     ===========    ===========    ===========

                                             Putnam
                                         Variable Trust
                                          Sub-Account
                                         --------------



                                            VT Vista
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --
Charges from Allstate Life
 Insurance Company of New York:
    Mortality and expense risk..........      (49,891)
    Administrative expense..............       (1,529)
                                          -----------
    Net investment income
     (loss).............................      (51,420)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,698,353
    Cost of investments sold............    1,995,330
                                          -----------
       Realized gains (losses) on
        fund shares.....................     (296,977)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........     (296,977)
Change in unrealized gains
 (losses)...............................   (1,792,462)
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (2,089,439)
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(2,140,859)
                                          ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                   The Universal   The Universal  The Universal  The Universal
                                  Putnam        The Universal      Institutional   Institutional  Institutional  Institutional
                              Variable Trust Institutional Funds,   Funds, Inc.     Funds, Inc.    Funds, Inc.    Funds, Inc.
                               Sub-Account     Inc. Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                              -------------- -------------------- ---------------- -------------- -------------- -------------
                                                                   Van Kampen UIF  Van Kampen UIF Van Kampen UIF  Van Kampen
                                                Van Kampen UIF    Emerging Markets International     Mid Cap       UIF U.S.
                                VT Voyager    Capital Growth (p)       Equity          Magnum         Growth     Mid Cap Value
                              -------------- -------------------- ---------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $        --       $     3,632        $        --      $  26,199      $   6,656     $    30,661
Charges from Allstate Life
 Insurance Company of
 New York:
    Mortality and expense
     risk....................     (162,436)          (22,595)           (14,056)        (9,007)        (9,640)        (43,808)
    Administrative
     expense.................      (10,252)           (5,419)            (3,486)        (2,489)        (1,984)         (8,426)
                               -----------       -----------        -----------      ---------      ---------     -----------
    Net investment income
     (loss)..................     (172,688)          (24,382)           (17,542)        14,703         (4,968)        (21,573)
                               -----------       -----------        -----------      ---------      ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......    4,063,866           816,958            185,673        151,029        176,336         624,478
    Cost of investments
     sold....................    5,681,608           749,772            173,981        178,384        210,109         783,500
                               -----------       -----------        -----------      ---------      ---------     -----------
       Realized gains
        (losses) on
        fund shares..........   (1,617,742)           67,186             11,692        (27,355)       (33,773)       (159,022)
Realized gain
 distributions...............           --                --            364,228        102,353        216,231       1,118,823
                               -----------       -----------        -----------      ---------      ---------     -----------
    Net realized gains
     (losses)................   (1,617,742)           67,186            375,920         74,998        182,458         959,801
Change in unrealized gains
 (losses)....................   (3,973,602)       (1,251,083)        (1,300,168)      (560,266)      (663,149)     (2,701,737)
                               -----------       -----------        -----------      ---------      ---------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............   (5,591,344)       (1,183,897)          (924,248)      (485,268)      (480,691)     (1,741,936)
                               -----------       -----------        -----------      ---------      ---------     -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $(5,764,032)      $(1,208,279)       $  (941,790)     $(470,565)     $(485,659)    $(1,763,509)
                               ===========       ===========        ===========      =========      =========     ===========

--------
(p)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                                       The Universal The Universal  The Universal The Universal
                                      The Universal   The Universal    Institutional Institutional  Institutional Institutional
                                      Institutional   Institutional     Funds, Inc.   Funds, Inc.    Funds, Inc.   Funds, Inc.
                                       Funds, Inc.  Funds, Inc. (Class  (Class II)     (Class II)    (Class II)    (Class II)
                                       Sub-Account   II) Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------------ ------------- -------------- ------------- -------------
                                                                        Van Kampen     Van Kampen    Van Kampen    Van Kampen
                                       Van Kampen     Van Kampen UIF   UIF Emerging   UIF Emerging   UIF Equity    UIF Global
                                        UIF U.S.      Capital Growth   Markets Debt  Markets Equity  and Income     Franchise
                                       Real Estate    (Class II) (q)    (Class II)     (Class II)    (Class II)    (Class II)
                                      ------------- ------------------ ------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  43,589       $      --       $   349,948   $        --    $   105,164   $   131,304
Charges from Allstate Life
 Insurance Company of New
 York:
    Mortality and expense
     risk............................     (15,033)        (13,280)          (61,619)      (19,019)       (64,662)     (103,301)
    Administrative expense...........      (3,362)         (2,495)          (10,998)       (3,568)       (10,517)      (18,632)
                                        ---------       ---------       -----------   -----------    -----------   -----------
    Net investment income
     (loss)..........................      25,194         (15,775)          277,331       (22,587)        29,985         9,371
                                        ---------       ---------       -----------   -----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     323,077         286,929         1,017,577       171,219      1,930,789     1,718,835
    Cost of investments sold.........     367,107         242,470         1,206,967       147,696      2,015,307     1,807,474
                                        ---------       ---------       -----------   -----------    -----------   -----------
       Realized gains (losses)
        on fund shares...............     (44,030)         44,459          (189,390)       23,523        (84,518)      (88,639)
Realized gain distributions..........     478,063              --           203,539       424,203        141,538       469,507
                                        ---------       ---------       -----------   -----------    -----------   -----------
    Net realized gains
     (losses)........................     434,033          44,459            14,149       447,726         57,020       380,868
Change in unrealized gains
 (losses)............................    (976,016)       (670,803)       (1,123,888)   (1,535,395)    (1,390,075)   (3,131,723)
                                        ---------       ---------       -----------   -----------    -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (541,983)       (626,344)       (1,109,739)   (1,087,669)    (1,333,055)   (2,750,855)
                                        ---------       ---------       -----------   -----------    -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(516,789)      $(642,119)      $  (832,408)  $(1,110,256)   $(1,303,070)  $(2,741,484)
                                        =========       =========       ===========   ===========    ===========   ===========

--------
(q)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                      The Universal The Universal                                       The Universal
                                      Institutional Institutional   The Universal      The Universal    Institutional
                                       Funds, Inc.   Funds, Inc.    Institutional      Institutional     Funds, Inc.
                                       (Class II)    (Class II)   Funds, Inc. (Class Funds, Inc. (Class  (Class II)
                                       Sub-Account   Sub-Account   II) Sub-Account    II) Sub-Account    Sub-Account
                                      ------------- ------------- ------------------ ------------------ -------------
                                       Van Kampen
                                        UIF Int'l    Van Kampen                        Van Kampen UIF    Van Kampen
                                         Growth      UIF Mid Cap    Van Kampen UIF      U.S. Mid Cap      UIF U.S.
                                         Equity        Growth       Small Company          Value         Real Estate
                                       (Class II)    (Class II)   Growth (Class II)      (Class II)      (Class II)
                                      ------------- ------------- ------------------ ------------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $      3     $    28,219      $      --         $    46,144      $   245,287
Charges from Allstate Life
 Insurance Company of New
 York:
    Mortality and expense risk.......     (1,408)        (53,232)       (22,894)            (81,935)        (112,344)
    Administrative expense...........       (254)         (9,641)        (4,470)            (15,702)         (20,631)
                                        --------     -----------      ---------         -----------      -----------
    Net investment income
     (loss)..........................     (1,659)        (34,654)       (27,364)            (51,493)         112,312
                                        --------     -----------      ---------         -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      9,696         934,620        251,081           1,476,441        2,444,259
    Cost of investments sold.........     17,326         986,423        303,001           1,738,387        2,876,481
                                        --------     -----------      ---------         -----------      -----------
       Realized gains (losses)
        on fund shares...............     (7,630)        (51,803)       (51,920)           (261,946)        (432,222)
Realized gain distributions..........        252       1,076,069        179,862           1,934,870        3,406,560
                                        --------     -----------      ---------         -----------      -----------
    Net realized gains (losses)......     (7,378)      1,024,266        127,942           1,672,924        2,974,338
Change in unrealized gains
 (losses)............................    (58,866)     (3,446,205)      (997,062)         (4,744,293)      (6,477,194)
                                        --------     -----------      ---------         -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (66,244)     (2,421,939)      (869,120)         (3,071,369)      (3,502,856)
                                        --------     -----------      ---------         -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(67,903)    $(2,456,593)     $(896,484)        $(3,122,862)     $(3,390,544)
                                        ========     ===========      =========         ===========      ===========

                                       Van Kampen
                                          Life
                                       Investment
                                         Trust
                                      Sub-Account
                                      ------------



                                      LIT Capital
                                      Growth ( r )
                                      ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   8,014
Charges from Allstate Life
 Insurance Company of New
 York:
    Mortality and expense risk.......    (16,775)
    Administrative expense...........     (3,865)
                                       ---------
    Net investment income
     (loss)..........................    (12,626)
                                       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    449,973
    Cost of investments sold.........    551,562
                                       ---------
       Realized gains (losses)
        on fund shares...............   (101,589)
Realized gain distributions..........         --
                                       ---------
    Net realized gains (losses)......   (101,589)
Change in unrealized gains
 (losses)............................   (811,727)
                                       ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (913,316)
                                       ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(925,942)
                                       =========

--------
(r)Previously known as Strat Growth I

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                                                  Van Kampen    Van Kampen
                                          Van Kampen   Van Kampen   Van Kampen       Life          Life
                                             Life         Life         Life       Investment    Investment     Van Kampen
                                          Investment   Investment   Investment      Trust         Trust     Life Investment
                                             Trust        Trust       Trust       (Class II)    (Class II)  Trust (Class II)
                                          Sub-Account  Sub-Account Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                          -----------  ----------- ------------ -------------- ------------ ----------------
                                                                                 LIT Capital                 LIT Growth and
                                              LIT          LIT         LIT          Growth     LIT Comstock      Income
                                           Comstock    Government  Money Market (Class II) (s)  (Class II)     (Class II)
                                          -----------  ----------- ------------ -------------- ------------ ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   102,301   $ 22,758    $   52,462   $     4,894   $   372,937    $   206,754
Charges from Allstate Life Insurance
 Company of New York:
    Mortality and expense risk...........     (43,352)    (5,445)      (31,163)      (32,845)     (216,874)      (143,696)
    Administrative expense...............      (7,782)      (473)       (2,710)       (5,579)      (38,648)       (27,854)
                                          -----------   --------    ----------   -----------   -----------    -----------
    Net investment income (loss).........      51,167     16,840        18,589       (33,530)      117,415         35,204
                                          -----------   --------    ----------   -----------   -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     846,057    180,250     1,951,342       535,190     2,901,804      2,114,957
    Cost of investments sold.............     940,040    188,005     1,951,342       474,038     3,382,411      2,350,553
                                          -----------   --------    ----------   -----------   -----------    -----------
       Realized gains (losses) on
        fund shares......................     (93,983)    (7,755)           --        61,152      (480,607)      (235,596)
Realized gain distributions..............     220,949         --            --            --       915,934        401,716
                                          -----------   --------    ----------   -----------   -----------    -----------
    Net realized gains (losses)..........     126,966     (7,755)           --        61,152       435,327        166,120
Change in unrealized gains (losses)......  (1,820,965)   (11,334)           --    (1,578,531)   (7,580,326)    (4,519,147)
                                          -----------   --------    ----------   -----------   -----------    -----------
    Net realized and unrealized gains
     (losses) on investments.............  (1,693,999)   (19,089)           --    (1,517,379)   (7,144,999)    (4,353,027)
                                          -----------   --------    ----------   -----------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(1,642,832)  $ (2,249)   $   18,589   $(1,550,909)  $(7,027,584)   $(4,317,823)
                                          ===========   ========    ==========   ===========   ===========    ===========

--------
(s)Previously known as Strat Growth II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                        Van Kampen   Van Kampen
                                                           Life         Life
                                                        Investment   Investment  Wells Fargo Wells Fargo
                                                          Trust         Trust     Variable    Variable    Wells Fargo
                                                        (Class II)   (Class II)     Trust       Trust    Variable Trust
                                                       Sub-Account   Sub-Account Sub-Account Sub-Account  Sub-Account
                                                      -------------- ----------- ----------- ----------- --------------
                                                       LIT Mid Cap               Wells Fargo Wells Fargo  Wells Fargo
                                                          Growth      LIT Money   Advantage   Advantage   Advantage VT
                                                        Portfolio      Market     VT Asset    VT Equity      Large
                                                      (Class II) (t) (Class II)  Allocation    Income     Company Core
                                                      -------------- ----------- ----------- ----------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends............................................  $        --   $  170,921   $  13,807   $   6,758    $   5,367
Charges from Allstate Life Insurance Company of
 New York:
    Mortality and expense risk.......................      (18,222)    (120,246)     (6,533)     (4,101)      (5,440)
    Administrative expense...........................       (3,198)     (22,528)       (568)       (357)        (473)
                                                       -----------   ----------   ---------   ---------    ---------
    Net investment income (loss).....................      (21,420)      28,147       6,706       2,300         (546)
                                                       -----------   ----------   ---------   ---------    ---------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..............................      250,525    5,064,505     248,775     120,846       62,757
    Cost of investments sold.........................      292,866    5,064,505     274,790     162,167       55,791
                                                       -----------   ----------   ---------   ---------    ---------
       Realized gains (losses) on fund shares........      (42,341)          --     (26,015)    (41,321)       6,966
Realized gain distributions..........................      495,394           --      48,822      61,977           --
                                                       -----------   ----------   ---------   ---------    ---------
    Net realized gains (losses)......................      453,053           --      22,807      20,656        6,966
Change in unrealized gains (losses)..................   (1,232,381)          --    (215,713)   (181,750)    (223,814)
                                                       -----------   ----------   ---------   ---------    ---------
    Net realized and unrealized gains (losses) on
     investments.....................................     (779,328)          --    (192,906)   (161,094)    (216,848)
                                                       -----------   ----------   ---------   ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS.....................................  $  (800,748)  $   28,147   $(186,200)  $(158,794)   $(217,394)
                                                       ===========   ==========   =========   =========    =========

--------
(t)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    Advanced     Advanced    Advanced      Advanced     Advanced    Advanced
                                                     Series       Series      Series        Series       Series      Series
                                                     Trust         Trust       Trust        Trust         Trust       Trust
                                                  Sub-Account   Sub-Account Sub-Account  Sub-Account   Sub-Account Sub-Account
                                                 -------------- ----------- ----------- -------------- ----------- -----------
                                                      AST                       AST
                                                    Academic                 Alliance        AST       AST Capital     AST
                                                   Strategies       AST      Bernstein     Balanced      Growth     Federated
                                                     Asset       Advanced    Growth &       Asset         Asset    Aggressive
                                                 Allocation (a) Strategies    Income    Allocation (b) Allocation    Growth
                                                 -------------- ----------- ----------- -------------- ----------- -----------
                                                      2008         2008        2008          2008         2008        2008
                                                 -------------- ----------- ----------- -------------- ----------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)....................    $   (330)     $   (50)   $    127      $    (91)    $    (97)   $   (227)
Net realized gains (losses).....................     (16,776)          57       2,180        (5,640)     (22,704)      4,197
Change in unrealized gains (losses).............        (783)      (3,873)    (12,925)           --      (20,471)    (16,891)
                                                    --------      -------    --------      --------     --------    --------
Increase (decrease) in net assets from
 operations.....................................     (17,889)      (3,866)    (10,618)       (5,731)     (43,272)    (12,921)
                                                    --------      -------    --------      --------     --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     105,269       15,566      32,710        28,716       97,339      36,210
Benefit payments................................          --           --          --            --           --          --
Payments on termination.........................        (155)          --          --          (165)         (84)         --
Contract maintenance charge.....................          --           --          --            --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     (64,660)          33          (9)      (22,820)       3,571          (4)
                                                    --------      -------    --------      --------     --------    --------
Increase (decrease) in net assets from contract
 transactions...................................      40,454       15,599      32,701         5,731      100,826      36,206
                                                    --------      -------    --------      --------     --------    --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................      22,565       11,733      22,083            --       57,554      23,285
NET ASSETS AT BEGINNING OF
 PERIOD.........................................          --           --          --            --           --          --
                                                    --------      -------    --------      --------     --------    --------
NET ASSETS AT END OF PERIOD.....................    $ 22,565      $11,733    $ 22,083      $     --     $ 57,554    $ 23,285
                                                    ========      =======    ========      ========     ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................          --           --          --            --           --          --
       Units issued.............................      17,431        1,623       3,906         4,434       28,837       4,347
       Units redeemed...........................     (14,187)          --        (212)       (4,434)     (20,197)       (217)
                                                    --------      -------    --------      --------     --------    --------
    Units outstanding at end of period..........       3,244        1,623       3,694            --        8,640       4,130
                                                    ========      =======    ========      ========     ========    ========

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Advanced     Advanced     Advanced      Advanced     Advanced    Advanced
                                                   Series       Series       Series        Series       Series      Series
                                                    Trust       Trust         Trust         Trust        Trust       Trust
                                                 Sub-Account Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account
                                                 ----------- ------------ ------------- ------------- ----------- -----------
                                                                 AST
                                                     AST     First Trust                                              AST
                                                 First Trust   Capital         AST           AST          AST       Marsico
                                                  Balanced   Appreciation International International Investment    Capital
                                                   Target       Target       Growth         Value     Grade Bond    Growth
                                                 ----------- ------------ ------------- ------------- ----------- -----------
                                                    2008         2008         2008          2008       2008 (c)      2008
                                                 ----------- ------------ ------------- ------------- ----------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)....................  $     89     $   (282)      $  (1)      $    412      $   (29)   $   (158)
Net realized gains (losses).....................    (4,178)     (19,742)         32          1,944          698       1,038
Change in unrealized gains (losses).............      (120)      (6,300)         14        (18,140)         829     (16,212)
                                                  --------     --------       -----       --------      -------    --------
Increase (decrease) in net assets from
 operations.....................................    (4,209)     (26,324)         45        (15,784)       1,498     (15,332)
                                                  --------     --------       -----       --------      -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................    20,333       92,791         802         39,676           --      41,681
Benefit payments................................        --           --          --             --           --          --
Payments on termination.........................       (35)         (65)         --             --           --          --
Contract maintenance charge.....................        --           --          --             --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   (14,677)     (51,839)         --              4        9,471          (1)
                                                  --------     --------       -----       --------      -------    --------
Increase (decrease) in net assets from contract
 transactions...................................     5,621       40,887         802         39,680        9,471      41,680
                                                  --------     --------       -----       --------      -------    --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     1,412       14,563         847         23,896       10,969      26,348
NET ASSETS AT BEGINNING OF
 PERIOD.........................................        --           --          --             --           --          --
                                                  --------     --------       -----       --------      -------    --------
NET ASSETS AT END OF PERIOD.....................  $  1,412     $ 14,563       $ 847       $ 23,896      $10,969    $ 26,348
                                                  ========     ========       =====       ========      =======    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................        --           --          --             --           --          --
       Units issued.............................     3,124       12,300         311          4,127        7,056       4,699
       Units redeemed...........................    (2,913)      (9,936)       (155)            --       (6,043)       (324)
                                                  --------     --------       -----       --------      -------    --------
    Units outstanding at end of period..........       211        2,364         156          4,127        1,013       4,375
                                                  ========     ========       =====       ========      =======    ========

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Advanced    Advanced     Advanced      Advanced     Advanced     Advanced
                                             Series      Series       Series        Series       Series       Series
                                              Trust       Trust       Trust         Trust         Trust        Trust
                                           Sub-Account Sub-Account Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                           ----------- ----------- ------------ -------------- ----------- -------------
                                               AST         AST                       AST           AST
                                            Neuberger   Neuberger      AST        Schroders      T. Rowe
                                           Berman/LSV    Berman    Preservation  Multi-Asset      Price         AST
                                             Mid-Cap     Mid-Cap      Asset         World         Asset         UBS
                                            Value (d)    Growth     Allocation  Strategies (e) Allocation  Dynamic Alpha
                                           ----------- ----------- ------------ -------------- ----------- -------------
                                              2008        2008         2008          2008         2008         2008
                                           ----------- ----------- ------------ -------------- ----------- -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............  $    174     $  (154)    $   (502)     $     3      $    (418)   $   (190)
Net realized gains (losses)...............     1,832         (72)       3,822          288        (46,976)     (3,719)
Change in unrealized gains (losses).......   (19,137)     (8,437)     (34,768)      (1,308)        (6,132)     (3,710)
                                            --------     -------     --------      -------      ---------    --------
Increase (decrease) in net assets from
 operations...............................   (17,131)     (8,663)     (31,448)      (1,017)       (53,526)     (7,619)
                                            --------     -------     --------      -------      ---------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    44,780      24,541      170,605        3,687        301,328      43,409
Benefit payments..........................        --          --           --           --             --          --
Payments on termination...................        --          --           --           --           (319)         --
Contract maintenance charge...............        --          --           --           --             --          --
Transfers among the sub-accounts and with
 the Fixed Account--net...................        (6)          2          (59)          30       (205,351)    (19,436)
                                            --------     -------     --------      -------      ---------    --------
Increase (decrease) in net assets from
 contract transactions....................    44,774      24,543      170,546        3,717         95,658      23,973
                                            --------     -------     --------      -------      ---------    --------
INCREASE (DECREASE) IN NET
 ASSETS...................................    27,643      15,880      139,098        2,700         42,132      16,354
NET ASSETS AT BEGINNING OF
 PERIOD...................................        --          --           --           --             --          --
                                            --------     -------     --------      -------      ---------    --------
NET ASSETS AT END OF PERIOD...............  $ 27,643     $15,880     $139,098      $ 2,700      $  42,132    $ 16,354
                                            ========     =======     ========      =======      =========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................        --          --           --           --             --          --
       Units issued.......................     5,133       2,901       19,171          378         42,261       5,710
       Units redeemed.....................      (297)       (206)      (2,479)          --        (36,588)     (3,624)
                                            --------     -------     --------      -------      ---------    --------
    Units outstanding at end of period....     4,836       2,695       16,692          378          5,673       2,086
                                            ========     =======     ========      =======      =========    ========

--------
(d)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(e)Previously known as AST American Century Strategic Allocation Portfolio

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Franklin Templeton
                                                 Variable Insurance       AIM Variable              AIM Variable
                                                   Products Trust        Insurance Funds           Insurance Funds
                                                    Sub-Account            Sub-Account               Sub-Account
                                                 ------------------ ------------------------  ------------------------
                                                 Franklin Templeton
                                                    VIP Founding
                                                  Funds Allocation  AIM V. I. Basic Balanced    AIM V. I. Basic Value
                                                 ------------------ ------------------------  ------------------------
                                                      2008 (f)          2008         2007         2008         2007
                                                 ------------------ -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................     $   6,868      $   118,231  $   119,137  $   (12,930) $   (36,105)
Net realized gains (losses).....................       (61,424)        (336,946)     179,039      477,624      508,632
Change in unrealized gains (losses).............       (30,262)      (1,988,533)    (202,896)  (2,430,011)    (433,216)
                                                     ---------      -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................       (84,818)      (2,207,248)      95,280   (1,965,317)      39,311
                                                     ---------      -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       617,139           36,724        1,680       14,006       17,923
Benefit payments................................            --         (116,242)    (209,064)     (19,300)     (34,462)
Payments on termination.........................            --       (1,437,196)  (1,124,808)    (334,003)  (1,065,210)
Contract maintenance charge.....................            --           (4,034)      (4,794)      (2,593)      (3,134)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      (222,458)        (303,539)      78,192      (21,193)     162,784
                                                     ---------      -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................       394,681       (1,824,287)  (1,258,794)    (363,083)    (922,099)
                                                     ---------      -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................       309,863       (4,031,535)  (1,163,514)  (2,328,400)    (882,788)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................            --        6,760,470    7,923,984    4,023,787    4,906,575
                                                     ---------      -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.....................     $ 309,863      $ 2,728,935  $ 6,760,470  $ 1,695,387  $ 4,023,787
                                                     =========      ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....            --          670,999      796,667      282,270      344,055
       Units issued.............................        97,428           76,738       63,392       18,507       20,002
       Units redeemed...........................       (50,890)        (305,206)    (189,060)     (50,415)     (81,787)
                                                     ---------      -----------  -----------  -----------  -----------
    Units outstanding at end of period..........        46,538          442,531      670,999      250,362      282,270
                                                     =========      ===========  ===========  ===========  ===========

--------
(f)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable             AIM Variable             AIM Variable
                                                Insurance Funds          Insurance Funds          Insurance Funds
                                                  Sub-Account              Sub-Account              Sub-Account
                                           ------------------------  ----------------------  ------------------------
                                                   AIM V. I.                AIM V. I.                AIM V. I.
                                             Capital Appreciation      Capital Development          Core Equity
                                           ------------------------  ----------------------  ------------------------
                                               2008         2007        2008        2007         2008         2007
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (128,088) $  (210,924) $   (8,986) $  (16,577) $    77,681  $   (68,790)
Net realized gains (losses)...............    (373,717)     470,881      74,513     245,718      270,436    1,031,082
Change in unrealized gains (losses).......  (4,838,173)   1,476,868    (473,235)    (90,864)  (4,928,552)     536,655
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (5,339,978)   1,736,825    (407,708)    138,277   (4,580,435)   1,498,947
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      98,467       25,089         300         300      146,489       37,271
Benefit payments..........................    (180,282)    (516,813)     (6,247)     (4,378)    (350,826)    (488,711)
Payments on termination...................  (2,617,714)  (3,614,904)   (207,050)   (498,162)  (4,133,466)  (5,109,387)
Contract maintenance charge...............      (9,895)     (11,833)       (547)       (664)     (14,821)     (17,801)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (349,590)    (225,477)    (40,419)     65,073     (735,849)    (589,062)
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (3,059,014)  (4,343,938)   (253,963)   (437,831)  (5,088,473)  (6,167,690)
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (8,398,992)  (2,607,113)   (661,671)   (299,554)  (9,668,908)  (4,668,743)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  14,354,656   16,961,769   1,047,333   1,346,887   18,400,230   23,068,973
                                           -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 5,955,664  $14,354,656  $  385,662  $1,047,333  $ 8,731,322  $18,400,230
                                           ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,432,553    1,857,837      60,688      85,617    1,520,664    1,987,308
       Units issued.......................     132,780       91,207       2,534       7,791      104,340       83,265
       Units redeemed.....................    (527,042)    (516,491)    (20,490)    (32,720)    (579,328)    (549,909)
                                           -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,038,291    1,432,553      42,732      60,688    1,045,676    1,520,664
                                           ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       AIM Variable             AIM Variable             AIM Variable
                                                     Insurance Funds          Insurance Funds          Insurance Funds
                                                       Sub-Account              Sub-Account              Sub-Account
                                                 -----------------------  -----------------------  -----------------------
                                                        AIM V. I.                AIM V. I.                AIM V. I.
                                                    Diversified Income     Government Securities          High Yield
                                                 -----------------------  -----------------------  -----------------------
                                                     2008        2007         2008        2007         2008        2007
                                                 -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   146,190  $  158,479  $   252,520  $  216,890  $   123,358  $  134,194
Net realized gains (losses).....................    (166,554)    (60,719)      95,134       6,401     (100,285)      6,011
Change in unrealized gains (losses).............    (350,254)    (79,260)     681,975     133,748     (493,431)   (138,832)
                                                 -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (370,618)     18,500    1,029,629     357,039     (470,358)      1,373
                                                 -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       7,525       5,930       11,783      26,965          440         640
Benefit payments................................     (43,619)    (40,328)    (106,307)   (130,794)    (122,060)    (25,868)
Payments on termination.........................    (471,656)   (706,690)  (1,303,774)   (704,421)    (361,759)   (112,564)
Contract maintenance charge.....................      (1,062)     (1,139)      (2,492)     (2,387)        (865)       (906)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (177,919)     24,643    3,505,233   2,709,195     (127,672)    (11,274)
                                                 -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (686,731)   (717,584)   2,104,443   1,898,558     (611,916)   (149,972)
                                                 -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,057,349)   (699,084)   3,134,072   2,255,597   (1,082,274)   (148,599)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   2,689,330   3,388,414    7,524,836   5,269,239    2,212,231   2,360,830
                                                 -----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 1,631,981  $2,689,330  $10,658,908  $7,524,836  $ 1,129,957  $2,212,231
                                                 ===========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     216,735     273,963      562,679     412,449      196,902     210,275
       Units issued.............................       8,911      13,370      317,068     232,202        8,940       9,740
       Units redeemed...........................     (66,894)    (70,598)    (161,158)    (81,972)     (69,710)    (23,113)
                                                 -----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of period..........     158,752     216,735      718,589     562,679      136,132     196,902
                                                 ===========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable              AIM Variable            AIM Variable
                                               Insurance Funds          Insurance Funds          Insurance Funds
                                                 Sub-Account              Sub-Account              Sub-Account
                                          ------------------------  -----------------------  ----------------------
                                                  AIM V. I.                AIM V. I.                AIM V. I.
                                            International Growth        Large Cap Growth       Mid Cap Core Equity
                                          ------------------------  -----------------------  ----------------------
                                              2008         2007         2008        2007        2008        2007
                                          -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (40,987) $   (66,921) $   (50,165) $  (72,128) $    2,027  $  (22,633)
Net realized gains (losses)..............     310,345      902,966       62,370     184,521     175,525      92,580
Change in unrealized gains (losses)......  (2,877,673)     129,489   (1,935,890)    676,479    (654,375)     82,580
                                          -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,608,315)     965,534   (1,923,685)    788,872    (476,823)    152,527
                                          -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      13,649        5,578       27,643       4,498         964       1,083
Benefit payments.........................     (65,729)     (35,224)     (83,974)    (85,746)    (18,656)         --
Payments on termination..................    (707,524)  (1,963,430)  (1,170,811)   (927,421)   (211,083)   (322,367)
Contract maintenance charge..............      (3,288)      (3,867)      (6,113)     (7,116)       (809)       (846)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (233,547)     580,545     (360,402)    123,011      (7,330)     38,379
                                          -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (996,439)  (1,416,398)  (1,593,657)   (892,774)   (236,914)   (283,751)
                                          -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,604,754)    (450,864)  (3,517,342)   (103,902)   (713,737)   (131,224)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,832,946    7,283,810    5,925,568   6,029,470   1,794,097   1,925,321
                                          -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 3,228,192  $ 6,832,946  $ 2,408,226  $5,925,568  $1,080,360  $1,794,097
                                          ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     434,259      523,468      467,479     543,299     107,056     123,329
       Units issued......................      34,078       64,958       53,037      35,422       3,959       7,051
       Units redeemed....................    (118,310)    (154,167)    (208,671)   (111,242)    (18,882)    (23,324)
                                          -----------  -----------  -----------  ----------  ----------  ----------
    Units outstanding at end of period...     350,027      434,259      311,845     467,479      92,133     107,056
                                          ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                AIM Variable            AIM Variable           AIM Variable
                                               Insurance Funds         Insurance Funds        Insurance Funds
                                                 Sub-Account             Sub-Account            Sub-Account
                                          ------------------------  --------------------  ----------------------
                                                  AIM V. I.               AIM V. I.              AIM V. I.
                                                Money Market             Technology              Utilities
                                          ------------------------  --------------------  ----------------------
                                              2008         2007        2008       2007       2008        2007
                                          -----------  -----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    18,271  $    78,883  $  (4,324) $  (7,511) $   13,026  $    6,758
Net realized gains (losses)..............          --           --     13,567     51,212     220,802     414,498
Change in unrealized gains (losses)......          --           --   (208,146)    (4,054)   (722,725)    (62,451)
                                          -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................      18,271       78,883   (198,903)    39,647    (488,897)    358,805
                                          -----------  -----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,686        4,000      2,362         --         576       1,204
Benefit payments.........................     (91,002)    (751,859)   (10,846)   (12,964)    (22,424)    (94,533)
Payments on termination..................  (2,608,798)  (1,046,795)  (117,187)  (139,938)   (385,263)   (692,332)
Contract maintenance charge..............      (1,334)      (1,101)      (571)      (680)     (1,184)     (1,288)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,566,488    1,698,687     (3,155)   (32,739)    (35,732)     77,583
                                          -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (124,960)     (97,068)  (129,397)  (186,321)   (444,027)   (709,366)
                                          -----------  -----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (106,689)     (18,185)  (328,300)  (146,674)   (932,924)   (350,561)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   2,489,180    2,507,365    533,333    680,007   1,717,391   2,067,952
                                          -----------  -----------  ---------  ---------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 2,382,491  $ 2,489,180  $ 205,033  $ 533,333  $  784,467  $1,717,391
                                          ===========  ===========  =========  =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     209,546      216,730     40,950     55,557      82,460     118,207
       Units issued......................     244,024      247,521      2,771      2,944       7,107      12,521
       Units redeemed....................    (251,333)    (254,705)   (14,990)   (17,551)    (33,124)    (48,268)
                                          -----------  -----------  ---------  ---------  ----------  ----------
    Units outstanding at end of period...     202,237      209,546     28,731     40,950      56,443      82,460
                                          ===========  ===========  =========  =========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                 AIM Variable Insurance AIM Variable Insurance   AIM Variable Insurance
                                                    Funds Series II         Funds Series II         Funds Series II
                                                      Sub-Account             Sub-Account             Sub-Account
                                                 --------------------   ----------------------   ----------------------
                                                       AIM V. I.                                       AIM V. I.
                                                   Basic Balanced II    AIM V. I. Basic Value II Capital Appreciation II
                                                 --------------------   ----------------------   ----------------------
                                                    2008        2007       2008         2007        2008        2007
                                                 ---------   ---------  ----------   ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   2,757   $     716  $   (9,152)  $  (18,639) $  (7,310)  $ (12,253)
Net realized gains (losses).....................    (5,900)     90,228     136,128      189,833      9,261      52,265
Change in unrealized gains (losses).............   (70,654)    (81,653)   (675,190)    (160,109)  (251,913)     33,889
                                                 ---------   ---------  ----------   ----------  ---------   ---------
Increase (decrease) in net assets from
 operations.....................................   (73,797)      9,291    (548,214)      11,085   (249,962)     73,901
                                                 ---------   ---------  ----------   ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        --       4,981         450        7,783        750       4,358
Benefit payments................................        --    (292,295)       (921)     (88,403)        --      (7,114)
Payments on termination.........................   (48,366)   (152,317)   (136,474)    (235,139)   (46,229)   (122,942)
Contract maintenance charge.....................        --          --      (2,900)      (4,461)    (1,869)     (2,524)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (1,804)        895     (27,433)    (114,141)   (52,853)    (59,685)
                                                 ---------   ---------  ----------   ----------  ---------   ---------
Increase (decrease) in net assets from contract
 transactions...................................   (50,170)   (438,736)   (167,278)    (434,361)  (100,201)   (187,907)
                                                 ---------   ---------  ----------   ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (123,967)   (429,445)   (715,492)    (423,276)  (350,163)   (114,006)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   209,252     638,697   1,195,035    1,618,311    644,693     758,699
                                                 ---------   ---------  ----------   ----------  ---------   ---------
NET ASSETS AT END OF PERIOD..................... $  85,285   $ 209,252  $  479,543   $1,195,035  $ 294,530   $ 644,693
                                                 =========   =========  ==========   ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    18,609      56,715      77,084      105,513     45,155      58,805
       Units issued.............................       339      25,684       6,120        8,243      1,486       2,898
       Units redeemed...........................    (6,460)    (63,790)    (18,103)     (36,672)   (10,109)    (16,548)
                                                 ---------   ---------  ----------   ----------  ---------   ---------
    Units outstanding at end of period..........    12,488      18,609      65,101       77,084     36,532      45,155
                                                 =========   =========  ==========   ==========  =========   =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                        AIM Variable            AIM Variable         AIM Variable
                                                         Insurance             Insurance Funds         Insurance
                                                      Funds Series II             Series II         Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                     ---------------------  --------------------  --------------------
                                                         AIM V. I.                AIM V. I.            AIM V. I.
                                                     Capital Development II    Core Equity II     Diversified Income II
                                                     ---------------------  --------------------  --------------------
                                                       2008        2007        2008       2007      2008       2007
                                                      --------    -------   ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (524)   $  (643)   $    (316) $  (2,636) $  4,279   $  3,892
Net realized gains (losses).........................    4,519      3,683          917     34,149    (2,239)    (5,251)
Change in unrealized gains (losses).................  (24,651)      (266)     (83,635)    (8,078)  (13,330)     2,469
                                                      --------    -------   ---------  ---------  --------   --------
Increase (decrease) in net assets from operations...  (20,656)     2,774      (83,034)    23,435   (11,290)     1,110
                                                      --------    -------   ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --      3,736           --      3,113        --         --
Benefit payments....................................       --       (498)          --    (80,337)     (960)   (63,570)
Payments on termination.............................       --         --      (82,741)   (57,589)  (13,409)   (20,999)
Contract maintenance charge.........................       --         --         (633)      (664)       --         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       (1)    12,650       (9,579)       465       (98)        84
                                                      --------    -------   ---------  ---------  --------   --------
Increase (decrease) in net assets from contract
 transactions.......................................       (1)    15,888      (92,953)  (135,012)  (14,467)   (84,485)
                                                      --------    -------   ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS...................  (20,657)    18,662     (175,987)  (111,577)  (25,757)   (83,375)
NET ASSETS AT BEGINNING OF PERIOD...................   43,086     24,424      316,664    428,241    77,375    160,750
                                                      --------    -------   ---------  ---------  --------   --------
NET ASSETS AT END OF PERIOD......................... $ 22,429    $43,086    $ 140,677  $ 316,664  $ 51,618   $ 77,375
                                                      ========    =======   =========  =========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    2,760      1,703       25,140     35,381     6,733     13,926
       Units issued.................................       --      1,147           34      6,710         6      5,392
       Units redeemed...............................       --        (90)      (8,729)   (16,951)   (1,310)   (12,585)
                                                      --------    -------   ---------  ---------  --------   --------
    Units outstanding at end of period..............    2,760      2,760       16,445     25,140     5,429      6,733
                                                      ========    =======   =========  =========  ========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                      AIM Variable              AIM Variable            AIM Variable
                                                        Insurance                Insurance               Insurance
                                                     Funds Series II          Funds Series II         Funds Series II
                                                       Sub-Account              Sub-Account             Sub-Account
                                                   -----------------------  ----------------------  ----------------------
                                                        AIM V. I.                                        AIM V. I.
                                                   Government Securities II AIM V. I. High Yield II International Growth II
                                                   -----------------------  ----------------------  ----------------------
                                                     2008         2007        2008         2007       2008         2007
                                                    --------     --------    --------   ---------    --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  2,416     $  2,876    $     73    $      20   $ (1,546)   $  (1,964)
Net realized gains (losses).......................      116         (644)     (3,342)       4,979      3,974       65,414
Change in unrealized gains (losses)...............    9,929        4,035        (985)      (1,262)   (81,798)     (41,176)
                                                    --------     --------    --------   ---------    --------   ---------
Increase (decrease) in net assets from operations.   12,461        6,267      (4,254)       3,737    (79,370)      22,274
                                                    --------     --------    --------   ---------    --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --           --          --           --        450        4,047
Benefit payments..................................   (1,103)     (12,597)         --     (151,117)        --     (120,573)
Payments on termination...........................  (15,640)      (2,219)     (8,103)     (25,420)    (3,869)      (9,203)
Contract maintenance charge.......................       --           --          --           --         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (105)     (12,813)          2           22      3,387       68,684
                                                    --------     --------    --------   ---------    --------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................  (16,848)     (27,629)     (8,101)    (176,515)       (32)     (57,045)
                                                    --------     --------    --------   ---------    --------   ---------
INCREASE (DECREASE) IN NET ASSETS.................   (4,387)     (21,362)    (12,355)    (172,778)   (79,402)     (34,771)
NET ASSETS AT BEGINNING OF PERIOD.................  132,426      153,788      14,483      187,261    191,530      226,301
                                                    --------     --------    --------   ---------    --------   ---------
NET ASSETS AT END OF PERIOD....................... $128,039     $132,426    $  2,128    $  14,483   $112,128    $ 191,530
                                                    ========     ========    ========   =========    ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   11,530       14,007       1,037       13,215      9,084       12,047
       Units issued...............................       16        1,112          --       10,390        198        9,635
       Units redeemed.............................   (1,445)      (3,589)       (830)     (22,568)      (206)     (12,598)
                                                    --------     --------    --------   ---------    --------   ---------
    Units outstanding at end of period............   10,101       11,530         207        1,037      9,076        9,084
                                                    ========     ========    ========   =========    ========   =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                      AIM Variable         AIM Variable          AIM Variable
                                                        Insurance            Insurance             Insurance
                                                     Funds Series II      Funds Series II       Funds Series II
                                                       Sub-Account          Sub-Account           Sub-Account
                                                   ------------------  --------------------   ------------------
                                                        AIM V. I.            AIM V. I.             AIM V. I.
                                                   Large Cap Growth II Mid Cap Core Equity II   Money Market II
                                                   ------------------  --------------------   ------------------
                                                     2008      2007       2008        2007      2008      2007
                                                   --------  --------  ---------   ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ (1,672) $ (2,945) $  (1,502)  $ (10,555) $    390  $  5,010
Net realized gains (losses).......................   (1,522)   16,365     59,593      29,957        --        --
Change in unrealized gains (losses)...............  (48,219)    8,610   (222,386)     33,141        --        --
                                                   --------  --------  ---------   ---------  --------  --------
Increase (decrease) in net assets from operations.  (51,413)   22,030   (164,295)     52,543       390     5,010
                                                   --------  --------  ---------   ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      300        --        450       3,652        --        --
Benefit payments..................................     (809)   (2,053)        --     (12,393)   (1,034)  (29,236)
Payments on termination...........................  (21,942)  (95,821)   (20,442)    (57,040)  (35,211)      (91)
Contract maintenance charge.......................       --        --     (1,138)     (1,118)       --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................       47       (95)   (13,871)   (137,361)   92,947   (10,449)
                                                   --------  --------  ---------   ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.....................................  (22,404)  (97,969)   (35,001)   (204,260)   56,702   (39,776)
                                                   --------  --------  ---------   ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.................  (73,817)  (75,939)  (199,296)   (151,717)   57,092   (34,766)
NET ASSETS AT BEGINNING OF PERIOD.................  139,354   215,293    581,712     733,429   163,121   197,887
                                                   --------  --------  ---------   ---------  --------  --------
NET ASSETS AT END OF PERIOD....................... $ 65,537  $139,354  $ 382,416   $ 581,712  $220,213  $163,121
                                                   ========  ========  =========   =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   11,090    19,446     40,743      56,407    15,831    19,724
       Units issued...............................       36       213        707       1,294     8,991     2,838
       Units redeemed.............................   (2,525)   (8,569)    (3,527)    (16,958)   (3,507)   (6,731)
                                                   --------  --------  ---------   ---------  --------  --------
    Units outstanding at end of period............    8,601    11,090     37,923      40,743    21,315    15,831
                                                   ========  ========  =========   =========  ========  ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                     AIM Variable       AIM Variable            Alliance
                                                       Insurance         Insurance         Bernstein Variable
                                                    Funds Series II   Funds Series II     Product Series Fund
                                                      Sub-Account       Sub-Account           Sub-Account
                                                   ----------------  -----------------  -----------------------
                                                       AIM V. I.         AIM V. I.         Alliance Bernstein
                                                     Technology II      Utilities II           VPS Growth
                                                   ----------------  -----------------  -----------------------
                                                     2008     2007     2008      2007       2008        2007
                                                   -------  -------  --------  -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (147) $  (182) $    471  $   522  $   (29,666) $  (43,472)
Net realized gains (losses).......................       4       43     5,913    3,488       20,771     152,363
Change in unrealized gains (losses)...............  (4,829)     709   (27,610)   2,617     (967,233)    163,920
                                                   -------  -------  --------  -------  -----------  ----------
Increase (decrease) in net assets from operations.  (4,972)     570   (21,226)   6,627     (976,128)    272,811
                                                   -------  -------  --------  -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     300       --       300       --           --       1,877
Benefit payments..................................      --       --        --       --       (1,340)    (24,474)
Payments on termination...........................      --       --      (925)    (373)    (101,471)   (457,781)
Contract maintenance charge.......................      --       --        --       --       (5,952)     (6,572)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      --       --    (4,295)  39,841      (54,929)    (91,265)
                                                   -------  -------  --------  -------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................     300       --    (4,920)  39,468     (163,692)   (578,215)
                                                   -------  -------  --------  -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................  (4,672)     570   (26,146)  46,095   (1,139,820)   (305,404)
NET ASSETS AT BEGINNING OF PERIOD.................  10,656   10,086    67,451   21,356    2,379,318   2,684,722
                                                   -------  -------  --------  -------  -----------  ----------
NET ASSETS AT END OF PERIOD....................... $ 5,984  $10,656  $ 41,305  $67,451  $ 1,239,498  $2,379,318
                                                   =======  =======  ========  =======  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     842      842     3,297    1,240      176,932     225,207
       Units issued...............................      28       --        20    2,085        6,804      11,087
       Units redeemed.............................      --       --      (278)     (28)     (18,503)    (59,362)
                                                   -------  -------  --------  -------  -----------  ----------
    Units outstanding at end of period............     870      842     3,039    3,297      165,233     176,932
                                                   =======  =======  ========  =======  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                   Alliance                Alliance               Alliance
                                              Bernstein Variable      Bernstein Variable     Bernstein Variable
                                              Product Series Fund     Product Series Fund    Product Series Fund
                                                  Sub-Account             Sub-Account            Sub-Account
                                           ------------------------  --------------------   --------------------
                                            Alliance Bernstein VPS   Alliance Bernstein VPS Alliance Bernstein VPS
                                                Growth & Income       International Value     Large Cap Growth
                                           ------------------------  --------------------   --------------------
                                               2008         2007        2008        2007       2008        2007
                                           -----------  -----------  ---------   ---------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    11,070  $   (19,907) $  (5,836)  $  (6,828) $  (7,241)  $ (10,448)
Net realized gains (losses)...............     558,313      580,517     23,763      68,981    (32,821)     10,568
Change in unrealized gains (losses).......  (2,642,385)    (354,020)  (535,530)    (31,768)  (217,760)     83,018
                                           -----------  -----------  ---------   ---------  ---------   ---------
Increase (decrease) in net assets from
 operations...............................  (2,073,002)     206,590   (517,603)     30,385   (257,822)     83,138
                                           -----------  -----------  ---------   ---------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,769        3,331         --     112,775         --          --
Benefit payments..........................    (106,701)     (38,805)        --          --       (706)         --
Payments on termination...................    (646,785)    (940,566)   (31,676)   (140,296)   (91,927)   (137,438)
Contract maintenance charge...............     (10,918)     (11,748)    (3,562)     (4,211)    (1,059)     (1,150)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (48,423)    (153,905)    58,819      74,441    (23,607)     (8,615)
                                           -----------  -----------  ---------   ---------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions....................    (811,058)  (1,141,693)    23,581      42,709   (117,299)   (147,203)
                                           -----------  -----------  ---------   ---------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,884,060)    (935,103)  (494,022)     73,094   (375,121)    (64,065)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,432,225    6,367,328    944,523     871,429    695,753     759,818
                                           -----------  -----------  ---------   ---------  ---------   ---------
NET ASSETS AT END OF PERIOD............... $ 2,548,165  $ 5,432,225  $ 450,501   $ 944,523  $ 320,632   $ 695,753
                                           ===========  ===========  =========   =========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     375,789      454,605     57,724      55,289     77,133      96,235
       Units issued.......................       9,459       11,966      9,181      11,967     11,165       1,622
       Units redeemed.....................     (84,978)     (90,782)    (6,988)     (9,532)   (31,419)    (20,724)
                                           -----------  -----------  ---------   ---------  ---------   ---------
    Units outstanding at end of period....     300,270      375,789     59,917      57,724     56,879      77,133
                                           ===========  ===========  =========   =========  =========   =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                         Alliance              Alliance               Alliance
                                                    Bernstein Variable    Bernstein Variable     Bernstein Variable
                                                   Product Series Fund    Product Series Fund    Product Series Fund
                                                       Sub-Account            Sub-Account            Sub-Account
                                                 -----------------------  ---------------------  ------------------
                                                  Alliance Bernstein VPS  Alliance Bernstein VPS      Alliance
                                                   Small/Mid Cap Value      Utility Income       Bernstein VPS Value
                                                 -----------------------  ---------------------  ------------------
                                                     2008        2007       2008        2007       2008      2007
                                                 -----------  ----------   --------   --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (22,472) $  (28,459) $  1,601    $    477   $    112  $   (149)
Net realized gains (losses).....................     192,498     316,337    18,071       4,405      1,015        (7)
Change in unrealized gains (losses).............    (963,213)   (258,207)  (89,304)     21,797    (13,888)   (4,078)
                                                 -----------  ----------   --------   --------   --------  --------
Increase (decrease) in net assets from
 operations.....................................    (793,187)     29,671   (69,632)     26,679    (12,761)   (4,234)
                                                 -----------  ----------   --------   --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         450      18,044     8,000         775         --       775
Benefit payments................................     (14,765)    (11,500)       --          --         --        --
Payments on termination.........................    (196,944)   (401,352)   (2,701)    (13,568)        --   (15,188)
Contract maintenance charge.....................     (11,116)    (13,396)     (727)       (655)      (155)     (244)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (84,837)   (214,654)      184      40,975      1,775    28,674
                                                 -----------  ----------   --------   --------   --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (307,212)   (622,858)    4,756      27,527      1,620    14,017
                                                 -----------  ----------   --------   --------   --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,100,399)   (593,187)  (64,876)     54,206    (11,141)    9,783
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   2,421,852   3,015,039   179,912     125,706     29,674    19,891
                                                 -----------  ----------   --------   --------   --------  --------
NET ASSETS AT END OF PERIOD..................... $ 1,321,453  $2,421,852  $115,036    $179,912   $ 18,533  $ 29,674
                                                 ===========  ==========   ========   ========   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     129,144     160,748    11,256       9,447      2,468     1,561
       Units issued.............................       1,279       5,185     1,232       2,761        209     2,181
       Units redeemed...........................     (19,038)    (36,789)     (926)       (952)       (19)   (1,274)
                                                 -----------  ----------   --------   --------   --------  --------
    Units outstanding at end of period..........     111,385     129,144    11,562      11,256      2,658     2,468
                                                 ===========  ==========   ========   ========   ========  ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                                                  Dreyfus
                                                Delaware Group          Delaware Group      Socially Responsible
                                              Premium Fund, Inc        Premium Fund, Inc     Growth Fund, Inc.
                                                 Sub-Account              Sub-Account           Sub-Account
                                           -----------------------  ----------------------  ----------------------
                                               Delaware VIP GP             Delaware           Dreyfus Socially
                                               Small Cap Value           VIP GP Trend       Responsible Growth Fund
                                           -----------------------  ----------------------  ----------------------
                                               2008        2007        2008        2007        2008        2007
                                           -----------  ----------  ----------  ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (14,003) $  (31,562) $  (10,551) $  (14,342) $    (689)   $ (1,759)
Net realized gains (losses)...............     118,336     396,915     165,652      41,563        391       3,534
Change in unrealized gains (losses).......  (1,178,762)   (677,834)   (655,000)     74,697    (52,845)     14,274
                                           -----------  ----------  ----------  ----------   ---------   --------
Increase (decrease) in net assets from
 operations...............................  (1,074,429)   (312,481)   (499,899)    101,918    (53,143)     16,049
                                           -----------  ----------  ----------  ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      14,108      14,890          --          --         --          --
Benefit payments..........................     (85,231)     (7,529)    (27,582)     (7,019)        --     (23,116)
Payments on termination...................    (300,078)   (180,816)    (50,429)    (60,346)   (43,485)    (23,435)
Contract maintenance charge...............      (1,410)     (1,530)       (276)       (302)      (195)       (200)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (268,083)      1,747      (5,417)    (12,150)   (61,694)      1,305
                                           -----------  ----------  ----------  ----------   ---------   --------
Increase (decrease) in net assets from
 contract transactions....................    (640,694)   (173,238)    (83,704)    (79,817)  (105,374)    (45,446)
                                           -----------  ----------  ----------  ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,715,123)   (485,719)   (583,603)     22,101   (158,517)    (29,397)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,712,322   4,198,041   1,111,682   1,089,581    236,448     265,845
                                           -----------  ----------  ----------  ----------   ---------   --------
NET ASSETS AT END OF PERIOD............... $ 1,997,199  $3,712,322  $  528,079  $1,111,682  $  77,931    $236,448
                                           ===========  ==========  ==========  ==========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     161,743     168,662     100,723     107,966     31,083      37,198
       Units issued.......................      10,203       2,990       5,739         964         --       2,406
       Units redeemed.....................     (46,293)     (9,909)    (15,498)     (8,207)   (15,264)     (8,521)
                                           -----------  ----------  ----------  ----------   ---------   --------
    Units outstanding at end of period....     125,653     161,743      90,964     100,723     15,819      31,083
                                           ===========  ==========  ==========  ==========   =========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     Dreyfus Variable        Dreyfus Variable
                                          Dreyfus Stock Index Fund    Investment Fund        Investment Fund
                                                Sub-Account             Sub-Account            Sub-Account
                                          -----------------------  --------------------  -----------------------
                                                                                                   VIF
                                          Dreyfus Stock Index Fund   VIF Appreciation          Money Market
                                          -----------------------  --------------------  -----------------------
                                              2008        2007        2008       2007        2008        2007
                                          -----------  ----------  ---------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    43,056  $   31,687  $   4,324  $   2,494  $    30,672  $   86,755
Net realized gains (losses)..............      41,212     194,358     43,629     27,536           --          --
Change in unrealized gains (losses)......  (2,460,527)     44,378   (253,595)    14,331           --          --
                                          -----------  ----------  ---------  ---------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,376,259)    270,423   (205,642)    44,361       30,672      86,755
                                          -----------  ----------  ---------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       7,067      21,888         --        600          400       1,850
Benefit payments.........................     (55,413)    (37,662)   (19,458)        --      (63,320)   (196,575)
Payments on termination..................    (543,523)   (500,628)   (69,780)  (101,970)  (2,242,931)   (436,709)
Contract maintenance charge..............      (2,383)     (2,580)      (152)      (153)      (1,454)     (1,270)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (324,798)    576,670    (44,739)      (208)   2,070,978     366,270
                                          -----------  ----------  ---------  ---------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (919,050)     57,688   (134,129)  (101,731)    (236,327)   (266,434)
                                          -----------  ----------  ---------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,295,309)    328,111   (339,771)   (57,370)    (205,655)   (179,679)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,817,049   6,488,938    747,585    804,955    2,487,488   2,667,167
                                          -----------  ----------  ---------  ---------  -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 3,521,740  $6,817,049  $ 407,814  $ 747,585  $ 2,281,833  $2,487,488
                                          ===========  ==========  =========  =========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     641,928     635,111     65,636     74,769      231,424     256,975
       Units issued......................      40,578      76,449      2,143        950      229,248      64,614
       Units redeemed....................    (148,284)    (69,632)   (16,315)   (10,083)    (251,038)    (90,165)
                                          -----------  ----------  ---------  ---------  -----------  ----------
    Units outstanding at end of period...     534,222     641,928     51,464     65,636      209,634     231,424
                                          ===========  ==========  =========  =========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                 DWS Variable      DWS Variable     DWS Variable
                                                                   Series I          Series I         Series I
                                                                 Sub-Account       Sub-Account      Sub-Account
                                                              -----------------  ---------------  ---------------
                                                                                   DWS Capital     DWS Growth and
                                                                DWS Bond VIP A     Growth VIP A     Income VIP A
                                                              -----------------  ---------------  ---------------
                                                                2008      2007     2008    2007     2008    2007
                                                              --------  -------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  2,114  $ 1,812  $    12  $   (3) $    55  $   26
Net realized gains (losses)..................................      (82)       1        2       4      975      68
Change in unrealized gains (losses)..........................  (10,256)    (282)  (1,324)    412   (2,950)    (62)
                                                              --------  -------  -------  ------  -------  ------
Increase (decrease) in net assets from operations............   (8,224)   1,531   (1,310)    413   (1,920)     32
                                                              --------  -------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       --       --       --      --       --      --
Benefit payments.............................................       --       --       --      --       --      --
Payments on termination......................................       --       --       --      --       --      --
Contract maintenance charge..................................       --       --       --      --       --      --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................       (1)      --       --       1       --      (1)
                                                              --------  -------  -------  ------  -------  ------
Increase (decrease) in net assets from contract transactions.       (1)      --       --       1       --      (1)
                                                              --------  -------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS............................   (8,225)   1,531   (1,310)    414   (1,920)     31
NET ASSETS AT BEGINNING OF PERIOD............................   47,200   45,669    3,915   3,501    4,955   4,924
                                                              --------  -------  -------  ------  -------  ------
NET ASSETS AT END OF PERIOD.................................. $ 38,975  $47,200  $ 2,605  $3,915  $ 3,035  $4,955
                                                              ========  =======  =======  ======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    3,283    3,283      307     307      435     435
       Units issued..........................................       --       --       --      --       --      --
       Units redeemed........................................       --       --       --      --       --      --
                                                              --------  -------  -------  ------  -------  ------
    Units outstanding at end of period.......................    3,283    3,283      307     307      435     435
                                                              ========  =======  =======  ======  =======  ======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               DWS Variable        DWS Variable       DWS Variable
                                                                 Series I            Series II         Series II
                                                                Sub-Account         Sub-Account       Sub-Account
                                                              ----------------- ------------------  ---------------
                                                                                        DWS               DWS
                                                              DWS International    Money Market     Small Cap Growth
                                                                   VIP A             VIP A II           VIP A II
                                                              ----------------- ------------------  ---------------
                                                                2008     2007     2008      2007      2008    2007
                                                              -------   ------  --------  --------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $    33   $   97  $    544  $  2,712  $   (18) $  (25)
Net realized gains (losses)..................................     859        2        --        --       (2)      4
Change in unrealized gains (losses)..........................  (3,845)     637        --        --   (1,668)    195
                                                              -------   ------  --------  --------  -------  ------
Increase (decrease) in net assets from operations............  (2,953)     736       544     2,712   (1,688)    174
                                                              -------   ------  --------  --------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................      --       --        --        --       --      --
Benefit payments.............................................      --       --        --        --       --      --
Payments on termination......................................      --       --    (3,000)  (15,000)      --      --
Contract maintenance charge..................................      --       --        --        --       --      --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................      --       --   (43,350)        4       --       2
                                                              -------   ------  --------  --------  -------  ------
Increase (decrease) in net assets from contract transactions.      --       --   (46,350)  (14,996)      --       2
                                                              -------   ------  --------  --------  -------  ------
INCREASE (DECREASE) IN NET ASSETS............................  (2,953)     736   (45,806)  (12,284)  (1,688)    176
NET ASSETS AT BEGINNING OF PERIOD............................   6,079    5,343    58,760    71,044    3,386   3,210
                                                              -------   ------  --------  --------  -------  ------
NET ASSETS AT END OF PERIOD.................................. $ 3,126   $6,079  $ 12,954  $ 58,760  $ 1,698  $3,386
                                                              =======   ======  ========  ========  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     366      366     5,600     7,058      265     265
       Units issued..........................................      --       --        10        --       --      --
       Units redeemed........................................      --       --    (4,396)   (1,458)      --      --
                                                              -------   ------  --------  --------  -------  ------
    Units outstanding at end of period.......................     366      366     1,214     5,600      265     265
                                                              =======   ======  ========  ========  =======  ======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity Variable        Fidelity Variable        Fidelity Variable
                                          Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                                Sub-Account              Sub-Account              Sub-Account
                                          -----------------------  -----------------------  -----------------------
                                               VIP Contrafund         VIP Equity-Income            VIP Growth
                                          -----------------------  -----------------------  -----------------------
                                              2008        2007         2008        2007         2008        2007
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (16,337) $  (19,675) $    40,264  $   27,344  $   (20,104) $  (22,134)
Net realized gains (losses)..............    (211,066)  1,741,518     (135,406)    538,114      116,805     271,510
Change in unrealized gains (losses)......  (2,251,690)   (831,946)  (1,936,707)   (541,278)  (2,292,490)    880,648
                                          -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,479,093)    889,897   (2,031,849)     24,180   (2,195,789)  1,130,024
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      29,705      38,174       19,935      13,897        7,190     117,465
Benefit payments.........................     (92,881)    (40,013)     (22,167)    (19,106)     (65,011)    (14,484)
Payments on termination..................    (631,259)   (481,343)    (486,086)   (408,602)    (519,590)   (490,817)
Contract maintenance charge..............      (2,083)     (2,206)      (1,832)     (2,012)      (1,544)     (1,574)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (151,999)    (27,260)    (264,062)    116,451      (77,237)   (339,466)
                                          -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (848,517)   (512,648)    (754,212)   (299,372)    (656,192)   (728,876)
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,327,610)    377,249   (2,786,061)   (275,192)  (2,851,981)    401,148
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,130,476   5,753,227    5,193,930   5,469,122    5,045,486   4,644,338
                                          -----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 2,802,866  $6,130,476  $ 2,407,869  $5,193,930  $ 2,193,505  $5,045,486
                                          ===========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     384,143     419,268      353,906     373,636      543,146     629,197
       Units issued......................      64,255      34,897       32,746      14,245       86,240      37,526
       Units redeemed....................    (138,516)    (70,022)     (96,941)    (33,975)    (173,791)   (123,577)
                                          -----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of period...     309,882     384,143      289,711     353,906      455,595     543,146
                                          ===========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity Variable        Fidelity Variable        Fidelity Variable
                                           Insurance Products Fund Insurance Products Fund Insurance Products Fund
                                               Sub-Account              Sub-Account              Sub-Account
                                           ----------------------  ---------------------   -----------------------
                                                VIP Growth
                                              Opportunities           VIP High Income           VIP Index 500
                                           ----------------------  ---------------------   -----------------------
                                              2008        2007        2008        2007         2008        2007
                                            ---------   --------   ---------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (4,805)   $ (9,247)  $  50,053   $   61,181  $    22,254  $   92,456
Net realized gains (losses)...............    (3,895)     21,602     (36,872)         568       81,472     180,698
Change in unrealized gains (losses).......  (415,938)    129,792    (213,262)     (47,752)  (1,377,070)   (102,315)
                                            ---------   --------   ---------   ----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................  (424,638)    142,147    (200,081)      13,997   (1,273,344)    170,839
                                            ---------   --------   ---------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     4,652         500       2,153        2,515       46,752      30,262
Benefit payments..........................      (912)     (7,484)         --           --           --          --
Payments on termination...................   (19,659)    (53,277)    (58,857)    (194,458)    (302,686)   (486,505)
Contract maintenance charge...............      (182)       (237)       (320)        (318)      (1,082)     (1,206)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     4,945      (4,919)    (61,487)       4,252     (281,325)   (187,329)
                                            ---------   --------   ---------   ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (11,156)    (65,417)   (118,511)    (188,009)    (538,341)   (644,778)
                                            ---------   --------   ---------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (435,794)     76,730    (318,592)    (174,012)  (1,811,685)   (473,939)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   759,378     682,648     846,398    1,020,410    3,726,502   4,200,441
                                            ---------   --------   ---------   ----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $ 323,584    $759,378   $ 527,806   $  846,398  $ 1,914,817  $3,726,502
                                            =========   ========   =========   ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    67,331      73,628      73,615       90,083      362,465     425,405
       Units issued.......................     3,460         999      20,074       14,612       30,939       7,071
       Units redeemed.....................    (6,204)     (7,296)    (31,724)     (31,080)     (94,057)    (70,011)
                                            ---------   --------   ---------   ----------  -----------  ----------
    Units outstanding at end of period....    64,587      67,331      61,965       73,615      299,347     362,465
                                            =========   ========   =========   ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Fidelity
                                                                                               Variable Insurance
                                              Fidelity Variable       Fidelity Variable          Products Fund
                                           Insurance Products Fund Insurance Products Fund     (Service Class 2)
                                                 Sub-Account             Sub-Account              Sub-Account
                                           ----------------------  -----------------------  -----------------------
                                               VIP Investment                                    VIP Contrafund
                                                 Grade Bond              VIP Overseas          (Service Class 2)
                                           ----------------------  -----------------------  -----------------------
                                              2008        2007         2008        2007         2008        2007
                                           ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   71,262  $   62,891  $    15,740  $   44,751  $   (30,426) $  (28,540)
Net realized gains (losses)...............    (54,171)    (10,332)      21,401     260,500     (324,806)  1,065,143
Change in unrealized gains (losses).......   (118,895)     14,396     (981,966)    (28,248)  (1,689,432)   (534,368)
                                           ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   (101,804)     66,955     (944,825)    277,003   (2,044,664)    502,235
                                           ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     32,066      58,237       19,590      14,890       15,659     386,212
Benefit payments..........................         --          --       (2,920)         --      (10,041)         --
Payments on termination...................   (275,753)   (231,696)    (241,336)   (238,428)    (352,910)   (190,191)
Contract maintenance charge...............       (883)       (940)        (607)       (598)     (17,499)    (12,999)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (304,517)    200,943      (60,348)     67,895      702,393     893,981
                                           ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (549,087)     26,544     (285,621)   (156,241)     337,602   1,077,003
                                           ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (650,891)     93,499   (1,230,446)    120,762   (1,707,062)  1,579,238
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,300,204   2,206,705    2,164,928   2,044,166    4,347,349   2,768,111
                                           ----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $1,649,313  $2,300,204  $   934,482  $2,164,928  $ 2,640,287  $4,347,349
                                           ==========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    164,415     162,534      152,714     167,543      345,798     250,121
       Units issued.......................     32,266      27,131       76,656      49,013      118,393     139,393
       Units redeemed.....................    (73,298)    (25,250)    (110,517)    (63,842)     (91,863)    (43,716)
                                           ----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of period....    123,383     164,415      118,853     152,714      372,328     345,798
                                           ==========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           Fidelity             Fidelity             Fidelity
                                                      Variable Insurance   Variable Insurance   Variable Insurance
                                                        Products Fund        Products Fund        Products Fund
                                                      (Service Class 2)    (Service Class 2)    (Service Class 2)
                                                         Sub-Account          Sub-Account          Sub-Account
                                                     -------------------  -------------------  -------------------
                                                         VIP Freedom          VIP Freedom          VIP Freedom
                                                        2010 Portfolio       2020 Portfolio       2030 Portfolio
                                                      (Service Class 2)    (Service Class 2)    (Service Class 2)
                                                     -------------------  -------------------  -------------------
                                                        2008      2007       2008      2007       2008      2007
                                                     ---------  --------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   5,312  $  3,153  $  11,862  $  2,004  $   2,728  $  2,346
Net realized gains (losses).........................     4,622     6,550     15,272     8,844     22,449    16,913
Change in unrealized gains (losses).................  (125,811)    1,644   (318,883)    7,991   (187,564)   16,896
                                                     ---------  --------  ---------  --------  ---------  --------
Increase (decrease) in net assets from operations...  (115,877)   11,347   (291,749)   18,839   (162,387)   36,155
                                                     ---------  --------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    90,400    10,732    210,933    65,268         --        --
Benefit payments....................................        --        --         --        --         --        --
Payments on termination.............................   (33,451)   (4,302)    (8,177)     (590)    (3,655)       --
Contract maintenance charge.........................    (1,735)     (875)    (2,602)   (1,006)    (1,560)   (1,558)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   136,186   134,613    509,701    31,806     11,446    52,524
                                                     ---------  --------  ---------  --------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   191,400   140,168    709,855    95,478      6,231    50,966
                                                     ---------  --------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................    75,523   151,515    418,106   114,317   (156,156)   87,121
NET ASSETS AT BEGINNING OF PERIOD...................   254,723   103,208    279,085   164,768    412,328   325,207
                                                     ---------  --------  ---------  --------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $ 330,246  $254,723  $ 697,191  $279,085  $ 256,172  $412,328
                                                     =========  ========  =========  ========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    22,769     9,848     24,470    15,676     35,765    30,916
       Units issued.................................    21,402    13,466     71,506    10,967      1,347     4,987
       Units redeemed...............................    (4,103)     (545)    (3,423)   (2,173)      (683)     (138)
                                                     ---------  --------  ---------  --------  ---------  --------
    Units outstanding at end of period..............    40,068    22,769     92,553    24,470     36,429    35,765
                                                     =========  ========  =========  ========  =========  ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          Fidelity             Fidelity            Fidelity
                                                     Variable Insurance   Variable Insurance  Variable Insurance
                                                        Products Fund       Products Fund       Products Fund
                                                      (Service Class 2)   (Service Class 2)   (Service Class 2)
                                                         Sub-Account         Sub-Account         Sub-Account
                                                     ------------------  -------------------  -----------------
                                                         VIP Freedom
                                                      Income Portfolio   VIP Growth & Income   VIP Growth Stock
                                                      (Service Class 2)   (Service Class 2)   (Service Class 2)
                                                     ------------------  -------------------  -----------------
                                                       2008      2007       2008      2007      2008      2007
                                                     --------  --------  ---------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  7,631  $  6,144  $  (1,526) $   (658) $   (653) $  (237)
Net realized gains (losses).........................    3,863     2,533     13,631    12,992    (4,374)   1,076
Change in unrealized gains (losses).................  (51,145)    1,212   (138,084)   10,670   (20,178)   1,984
                                                     --------  --------  ---------  --------  --------  -------
Increase (decrease) in net assets from operations...  (39,651)    9,889   (125,979)   23,004   (25,205)   2,823
                                                     --------  --------  ---------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      360       500         --     2,420        --       --
Benefit payments....................................       --        --         --        --        --       --
Payments on termination.............................   (3,825)   (1,827)   (18,982)  (11,265)   (2,873)      --
Contract maintenance charge.........................   (1,607)   (1,514)      (954)     (938)     (107)     (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  118,018   128,960     45,577    21,089    42,799    8,107
                                                     --------  --------  ---------  --------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  112,946   126,119     25,641    11,306    39,819    8,088
                                                     --------  --------  ---------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................   73,295   136,008   (100,338)   34,310    14,614   10,911
NET ASSETS AT BEGINNING OF PERIOD...................  245,549   109,541    269,909   235,599    23,356   12,445
                                                     --------  --------  ---------  --------  --------  -------
NET ASSETS AT END OF PERIOD......................... $318,844  $245,549  $ 169,571  $269,909  $ 37,970  $23,356
                                                     ========  ========  =========  ========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   22,644    10,560     19,913    19,132     1,988    1,276
       Units issued.................................   11,342    12,394      4,507     2,522     5,396      714
       Units redeemed...............................     (533)     (310)    (2,555)   (1,741)   (1,444)      (2)
                                                     --------  --------  ---------  --------  --------  -------
    Units outstanding at end of period..............   33,453    22,644     21,865    19,913     5,940    1,988
                                                     ========  ========  =========  ========  ========  =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      Fidelity             Fidelity               Fidelity
                                                 Variable Insurance   Variable Insurance     Variable Insurance
                                                    Products Fund       Products Fund          Products Fund
                                                  (Service Class 2)   (Service Class 2)      (Service Class 2)
                                                     Sub-Account         Sub-Account            Sub-Account
                                                 ------------------  -------------------  -----------------------
                                                   VIP High Income      VIP Index 500            VIP MidCap
                                                  (Service Class 2)   (Service Class 2)      (Service Class 2)
                                                 ------------------  -------------------  -----------------------
                                                   2008      2007       2008      2007        2008        2007
                                                 --------  --------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ 15,102  $ 15,652  $   6,086  $  9,738  $   (24,478) $  (21,586)
Net realized gains (losses).....................  (12,177)   (1,078)   (21,083)    4,541      242,134     151,680
Change in unrealized gains (losses).............  (70,318)  (13,314)  (316,876)   (3,109)  (1,063,553)     82,401
                                                 --------  --------  ---------  --------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................  (67,393)    1,260   (331,873)   11,170     (845,897)    212,495
                                                 --------  --------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --    15,124     43,667   165,447        1,270     115,825
Benefit payments................................       --        --         --        --           --          --
Payments on termination.........................   (7,829)  (32,926)   (37,726)  (17,257)     (84,027)    (67,589)
Contract maintenance charge.....................   (1,162)   (1,121)    (2,861)   (1,335)      (8,228)     (6,064)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   25,819    22,374    184,782   264,491       51,089     430,238
                                                 --------  --------  ---------  --------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   16,828     3,451    187,862   411,346      (39,896)    472,410
                                                 --------  --------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (50,565)    4,711   (144,011)  422,516     (885,793)    684,905
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  220,471   215,760    765,818   343,302    2,102,734   1,417,829
                                                 --------  --------  ---------  --------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $169,906  $220,471  $ 621,807  $765,818  $ 1,216,941  $2,102,734
                                                 ========  ========  =========  ========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   19,088    18,847     68,261    31,704      176,802     132,431
       Units issued.............................    5,905     3,270     61,226    43,664       12,596      54,239
       Units redeemed...........................   (5,050)   (3,029)   (39,980)   (7,107)     (16,418)     (9,868)
                                                 --------  --------  ---------  --------  -----------  ----------
    Units outstanding at end of period..........   19,943    19,088     89,507    68,261      172,980     176,802
                                                 ========  ========  =========  ========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Fidelity
                                                  Variable Insurance       Franklin                    Franklin
                                                    Products Fund     Templeton Variable          Templeton Variable
                                                  (Service Class 2)   Insurance Products Trust Insurance Products Trust
                                                     Sub-Account          Sub-Account                 Sub-Account
                                                 -------------------  -----------------------  ------------------------
                                                      VIP Money
                                                        Market         Franklin Flex Cap          Franklin Growth and
                                                  (Service Class 2)    Growth Securities           Income Securities
                                                 -------------------  -----------------------  ------------------------
                                                    2008      2007      2008         2007          2008         2007
                                                 ---------  --------   --------     --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   1,982  $  2,050  $ (1,712)    $ (2,292)   $   161,141  $    92,869
Net realized gains (losses).....................        --        --       472        2,377        246,224      869,221
Change in unrealized gains (losses).............        --        --   (51,203)      18,471     (4,517,415)  (1,604,445)
                                                 ---------  --------   --------     --------   -----------  -----------
Increase (decrease) in net assets from
 operations.....................................     1,982     2,050   (52,443)      18,556     (4,110,050)    (642,355)
                                                 ---------  --------   --------     --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        --     1,250       300           --         35,756      362,486
Benefit payments................................        --        --        --           --       (144,638)     (36,861)
Payments on termination.........................  (152,469)     (819)  (22,200)          --       (854,004)  (1,228,269)
Contract maintenance charge.....................    (1,711)     (509)     (711)        (731)       (38,786)     (42,922)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   482,725    80,722     4,195       (5,175)      (180,531)     294,886
                                                 ---------  --------   --------     --------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   328,545    80,644   (18,416)      (5,906)    (1,182,203)    (650,680)
                                                 ---------  --------   --------     --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   330,527    82,694   (70,859)      12,650     (5,292,253)  (1,293,035)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   111,546    28,852   153,682      141,032     11,928,291   13,221,326
                                                 ---------  --------   --------     --------   -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 442,073  $111,546  $ 82,823     $153,682    $ 6,636,038  $11,928,291
                                                 =========  ========   ========     ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    10,548     2,819    11,825       12,209        733,854      771,048
       Units issued.............................    53,371     7,908     1,269          531         84,416       95,863
       Units redeemed...........................   (22,274)     (179)   (3,117)        (915)      (179,226)    (133,057)
                                                 ---------  --------   --------     --------   -----------  -----------
    Units outstanding at end of period..........    41,645    10,548     9,977       11,825        639,044      733,854
                                                 =========  ========   ========     ========   ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                Franklin                    Franklin                  Franklin
                                           Templeton Variable          Templeton Variable        Templeton Variable
                                          Insurance Products Trust  Insurance Products Trust  Insurance Products Trust
                                              Sub-Account                 Sub-Account                Sub-Account
                                          -----------------------  -------------------------  ------------------------
                                                Franklin                    Franklin             Franklin Large Cap
                                          High Income Securities       Income Securities          Growth Securities
                                          -----------------------  -------------------------  ------------------------
                                             2008        2007          2008          2007         2008         2007
                                           ---------    --------   ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  33,374    $ 24,891    $    880,855  $   486,880  $   (32,183) $  (128,244)
Net realized gains (losses)..............    (9,575)      3,264        (307,499)     532,622      651,733      364,173
Change in unrealized gains (losses)......  (120,735)    (21,243)     (8,427,361)    (553,068)  (6,664,733)     463,786
                                           ---------    --------   ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (96,936)      6,912      (7,854,005)     466,434   (6,045,183)     699,715
                                           ---------    --------   ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        --         343          44,372    1,684,474      212,566    1,676,732
Benefit payments.........................        --     (13,480)       (470,249)    (177,374)     (79,784)     (49,105)
Payments on termination..................   (98,338)    (57,410)     (1,750,886)  (2,387,801)    (779,815)    (810,566)
Contract maintenance charge..............    (1,556)     (1,813)        (84,825)     (74,155)     (68,925)     (62,544)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (34,959)      5,798        (821,244)   3,452,951      350,610      815,774
                                           ---------    --------   ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (134,853)    (66,562)     (3,082,832)   2,498,095     (365,348)   1,570,291
                                           ---------    --------   ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (231,789)    (59,650)    (10,936,837)   2,964,529   (6,410,531)   2,270,006
NET ASSETS AT BEGINNING OF
 PERIOD..................................   520,074     579,724      27,010,485   24,045,956   17,118,991   14,848,985
                                           ---------    --------   ------------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $ 288,285    $520,074    $ 16,073,648  $27,010,485  $10,708,460  $17,118,991
                                           =========    ========   ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    43,910      49,486       2,021,920    1,839,071    1,429,901    1,298,079
       Units issued......................       905       4,509         152,103      484,285      204,371      314,513
       Units redeemed....................   (12,599)    (10,085)       (437,649)    (301,436)    (247,264)    (182,691)
                                           ---------    --------   ------------  -----------  -----------  -----------
    Units outstanding at end of period...    32,216      43,910       1,736,374    2,021,920    1,387,008    1,429,901
                                           =========    ========   ============  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                   Franklin                 Franklin                 Franklin
                                              Templeton Variable       Templeton Variable       Templeton Variable
                                           Insurance Products Trust  Insurance Products Trust Insurance Products Trust
                                                  Sub-Account              Sub-Account              Sub-Account
                                           ------------------------  ----------------------   ----------------------
                                              Franklin Small Cap            Franklin                  Mutual
                                               Value Securities          U.S. Government       Discovery Securities
                                           ------------------------  ----------------------   ----------------------
                                               2008         2007        2008         2007        2008         2007
                                           -----------  -----------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (30,711) $   (93,242) $  239,225   $  189,034  $   15,515   $      742
Net realized gains (losses)...............     431,403      859,550      19,412       (4,076)     16,051       28,092
Change in unrealized gains (losses).......  (3,399,647)  (1,168,062)    167,931      123,251    (631,228)      70,829
                                           -----------  -----------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................  (2,998,955)    (401,754)    426,568      308,209    (599,662)      99,663
                                           -----------  -----------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      42,234      312,437      24,011      388,027      14,747      650,057
Benefit payments..........................     (96,555)     (14,195)    (49,366)      (1,193)         --           --
Payments on termination...................    (454,848)    (642,111)   (765,824)    (292,293)    (43,020)     (53,312)
Contract maintenance charge...............     (32,212)     (35,059)    (32,143)     (23,381)     (9,890)      (4,032)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (396,737)     428,638     979,991      539,010      95,400      568,407
                                           -----------  -----------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................    (938,118)      49,710     156,669      610,170      57,237    1,161,120
                                           -----------  -----------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (3,937,073)    (352,044)    583,237      918,379    (542,425)   1,260,783
NET ASSETS AT BEGINNING OF
 PERIOD...................................   9,646,562    9,998,606   6,638,497    5,720,118   1,886,323      625,540
                                           -----------  -----------  ----------   ----------  ----------   ----------
NET ASSETS AT END OF PERIOD............... $ 5,709,489  $ 9,646,562  $7,221,734   $6,638,497  $1,343,898   $1,886,323
                                           ===========  ===========  ==========   ==========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     476,116      473,226     596,860      539,719     153,566       55,458
       Units issued.......................      43,574       70,897     269,032      190,150      26,527      111,451
       Units redeemed.....................     (88,863)     (68,007)   (252,324)    (133,009)    (24,974)     (13,343)
                                           -----------  -----------  ----------   ----------  ----------   ----------
    Units outstanding at end of period....     430,827      476,116     613,568      596,860     155,119      153,566
                                           ===========  ===========  ==========   ==========  ==========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                   Franklin                  Franklin                  Franklin
                                              Templeton Variable        Templeton Variable        Templeton Variable
                                           Insurance Products Trust  Insurance Products Trust  Insurance Products Trust
                                                  Sub-Account              Sub-Account               Sub-Account
                                           ------------------------  -----------------------  -------------------------
                                                                       Templeton Developing           Templeton
                                           Mutual Shares Securities     Markets Securities        Foreign Securities
                                           ------------------------  -----------------------  -------------------------
                                               2008         2007         2008        2007         2008          2007
                                           -----------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   253,518  $   (17,200) $    55,355  $   48,181  $    172,947  $   109,211
Net realized gains (losses)...............     395,459    1,114,262      874,981     750,748     1,502,894    1,581,596
Change in unrealized gains (losses).......  (8,384,889)    (789,099)  (4,412,117)    614,808   (11,711,235)   1,203,526
                                           -----------  -----------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations...............................  (7,735,912)     307,963   (3,481,781)  1,413,737   (10,035,394)   2,894,333
                                           -----------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      63,197    1,084,919       13,004     235,066       274,398    2,236,471
Benefit payments..........................    (280,771)    (125,504)     (40,345)         --      (255,349)    (134,886)
Payments on termination...................  (1,121,197)  (1,215,957)    (509,987)   (189,550)   (1,328,725)  (1,165,255)
Contract maintenance charge...............     (65,969)     (63,134)     (20,007)    (18,648)      (78,862)     (68,107)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (103,780)   2,039,283      210,959     101,001       567,951      980,810
                                           -----------  -----------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,508,520)   1,719,607     (346,376)    127,869      (820,587)   1,849,033
                                           -----------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (9,244,432)   2,027,570   (3,828,157)  1,541,606   (10,855,981)   4,743,366
NET ASSETS AT BEGINNING OF
 PERIOD...................................  21,062,791   19,035,221    6,766,582   5,224,976    24,402,435   19,659,069
                                           -----------  -----------  -----------  ----------  ------------  -----------
NET ASSETS AT END OF PERIOD............... $11,818,359  $21,062,791  $ 2,938,425  $6,766,582  $ 13,546,454  $24,402,435
                                           ===========  ===========  ===========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,191,563    1,098,835      170,410     166,535     1,141,645    1,060,183
       Units issued.......................     121,973      355,227       31,334      34,969       201,208      266,728
       Units redeemed.....................    (235,267)    (262,499)     (40,124)    (31,094)     (268,699)    (185,266)
                                           -----------  -----------  -----------  ----------  ------------  -----------
    Units outstanding at end of period....   1,078,269    1,191,563      161,620     170,410     1,074,154    1,141,645
                                           ===========  ===========  ===========  ==========  ============  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                        Franklin
                                                   Templeton Variable        Goldman Sachs Variable Goldman Sachs Variable
                                                 Insurance Products Trust      Insurance Trust        Insurance Trust
                                                       Sub-Account               Sub-Account            Sub-Account
                                                 --------------------------  ---------------------  ---------------------
                                                        Templeton
                                                 Global Asset Allocation (g) VIT Growth and Income   VIT Mid Cap Value
                                                 --------------------------  ---------------------  ---------------------
                                                    2008          2007         2008        2007        2008       2007
                                                  ----------    ----------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   82,227    $  175,519    $    273    $  1,557   $  (2,178)  $ (3,567)
Net realized gains (losses).....................   (204,610)      246,070      (9,314)     19,613     (20,749)    53,931
Change in unrealized gains (losses).............   (183,176)     (334,659)    (55,285)    (23,146)    (85,823)   (44,888)
                                                  ----------    ----------    --------   --------   ---------   --------
Increase (decrease) in net assets from
 operations.....................................   (305,559)       86,930     (64,326)     (1,976)   (108,750)     5,476
                                                  ----------    ----------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        200         3,500          --      77,500          --     16,874
Benefit payments................................    (37,417)       (3,032)         --          --          --         --
Payments on termination.........................    (90,166)      (29,407)     (9,127)     (1,587)    (62,019)   (38,788)
Contract maintenance charge.....................       (336)         (282)       (756)       (284)     (1,585)    (1,574)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (219,460)       62,728     (14,368)     31,245      (8,466)    (8,291)
                                                  ----------    ----------    --------   --------   ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (347,179)       33,507     (24,251)    106,874     (72,070)   (31,779)
                                                  ----------    ----------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (652,738)      120,437     (88,577)    104,898    (180,820)   (26,303)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,114,318       993,881     198,637      93,739     345,914    372,217
                                                  ----------    ----------    --------   --------   ---------   --------
NET ASSETS AT END OF PERIOD..................... $  461,580    $1,114,318    $110,060    $198,637   $ 165,094   $345,914
                                                  ==========    ==========    ========   ========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     64,225        62,232      15,892       7,391      26,378     28,646
       Units issued.............................      3,448         5,221          46       8,579         103     11,959
       Units redeemed...........................    (31,708)       (3,228)     (2,434)        (78)     (6,222)   (14,227)
                                                  ----------    ----------    --------   --------   ---------   --------
    Units outstanding at end of period..........     35,965        64,225      13,504      15,892      20,259     26,378
                                                  ==========    ==========    ========   ========   =========   ========

--------
(g)Previously known as Templeton Asset Strategy

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Goldman Sachs Variable Goldman Sachs Variable       Lord Abbett
                                                   Insurance Trust         Insurance Trust           Series Fund
                                                     Sub-Account             Sub-Account             Sub-Account
                                                 ---------------------  --------------------   ----------------------
                                                   VIT Structured          VIT Structured
                                                  U. S. Equity Fund       Small Cap Equity            All Value
                                                 ---------------------  --------------------   ----------------------
                                                   2008        2007        2008        2007       2008        2007
                                                  --------   --------   ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (305)   $ (1,102)  $  (3,169)  $  (5,493) $  (22,912) $  (24,274)
Net realized gains (losses).....................   (9,870)     15,262     (27,337)     37,722     (30,980)    151,168
Change in unrealized gains (losses).............  (60,426)    (20,749)    (93,935)   (114,145)   (727,701)        431
                                                  --------   --------   ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................  (70,601)     (6,589)   (124,441)    (81,916)   (781,593)    127,325
                                                  --------   --------   ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --       7,600          --      41,308      23,804      20,011
Benefit payments................................       --          --          --          --     (30,746)         --
Payments on termination.........................   (9,402)     (3,354)    (29,756)    (56,342)   (111,074)    (96,548)
Contract maintenance charge.....................     (817)       (826)     (1,543)     (1,668)     (9,872)     (8,032)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (1,991)     11,237      (7,453)     49,450     103,946      14,407
                                                  --------   --------   ---------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (12,210)     14,657     (38,752)     32,748     (23,942)    (70,162)
                                                  --------   --------   ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (82,811)      8,068    (163,193)    (49,168)   (805,535)     57,163
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  189,261     181,193     385,565     434,733   2,546,054   2,488,891
                                                  --------   --------   ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $106,450    $189,261   $ 222,372   $ 385,565  $1,740,519  $2,546,054
                                                  ========   ========   =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   15,756      14,482      37,645      34,744     187,554     192,712
       Units issued.............................    1,604       1,306         689      11,802      36,274      32,748
       Units redeemed...........................   (3,170)        (32)     (5,044)     (8,901)    (41,448)    (37,906)
                                                  --------   --------   ---------   ---------  ----------  ----------
    Units outstanding at end of period..........   14,190      15,756      33,290      37,645     182,380     187,554
                                                  ========   ========   =========   =========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Lord Abbett Series Fund  Lord Abbett Series Fund  Lord Abbett Series Fund
                                                Sub-Account              Sub-Account              Sub-Account
                                          -----------------------  -----------------------  -----------------------
                                               Bond-Debenture         Growth and Income       Growth Opportunities
                                          -----------------------  -----------------------  -----------------------
                                              2008        2007         2008        2007         2008        2007
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   305,021  $  348,784  $    (4,434) $  (13,825) $   (46,336) $  (52,342)
Net realized gains (losses)..............    (224,582)     39,754     (126,668)    359,302       14,598     383,518
Change in unrealized gains (losses)......  (1,390,713)    (64,276)  (1,477,456)   (269,413)  (1,378,227)    260,435
                                          -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (1,310,274)    324,262   (1,608,558)     76,064   (1,409,965)    591,611
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      43,736     441,141        2,887     257,043       75,956     573,299
Benefit payments.........................     (79,381)    (15,643)     (38,369)         --      (26,076)    (31,232)
Payments on termination..................    (441,578)   (346,318)    (138,943)   (300,554)    (218,772)   (153,654)
Contract maintenance charge..............     (28,971)    (27,167)     (16,820)    (16,452)     (14,215)    (11,586)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (772,792)    296,212     (212,326)    153,437        7,784      12,146
                                          -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,278,986)    348,225     (403,571)     93,474     (175,323)    388,973
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,589,260)    672,487   (2,012,129)    169,538   (1,585,288)    980,584
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,530,654   6,858,167    4,526,373   4,356,835    3,749,107   2,768,523
                                          -----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 4,941,394  $7,530,654  $ 2,514,244  $4,526,373  $ 2,163,819  $3,749,107
                                          ===========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     645,550     614,915      347,581     340,749      257,822     227,506
       Units issued......................      67,677     106,294       27,015      51,233       67,181      78,582
       Units redeemed....................    (191,642)    (75,659)     (66,137)    (44,401)     (80,509)    (48,266)
                                          -----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of period...     521,585     645,550      308,459     347,581      244,494     257,822
                                          ===========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                              MFS Variable         MFS Variable
                                                 Lord Abbett Series Fund    Insurance Trust      Insurance Trust
                                                       Sub-Account            Sub-Account          Sub-Account
                                                 -----------------------  -------------------  -------------------
                                                      Mid-Cap Value         MFS High Income    MFS Investors Trust
                                                 -----------------------  -------------------  -------------------
                                                     2008        2007        2008      2007       2008      2007
                                                 -----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (15,426) $  (86,406) $  37,410  $ 40,165  $  (2,636) $ (3,917)
Net realized gains (losses).....................    (190,886)  1,001,888    (21,404)   (6,945)    71,420    36,993
Change in unrealized gains (losses).............  (2,469,073)   (975,559)  (167,605)  (34,196)  (339,288)   46,071
                                                 -----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from
 operations.....................................  (2,675,385)    (60,077)  (151,599)     (976)  (270,504)   79,147
                                                 -----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      23,417     205,607      1,522     3,477        556     6,459
Benefit payments................................     (61,008)    (42,324)        --        --         --        --
Payments on termination.........................    (450,186)   (407,372)   (41,119)  (18,929)  (172,221)  (75,504)
Contract maintenance charge.....................     (23,582)    (26,932)      (158)     (155)      (409)     (466)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      21,125     (95,105)   (36,914)   14,858    (27,281)  (15,258)
                                                 -----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (490,234)   (366,126)   (76,669)     (749)  (199,355)  (84,769)
                                                 -----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,165,619)   (426,203)  (228,268)   (1,725)  (469,859)   (5,622)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   6,958,756   7,384,959    566,225   567,950    907,521   913,143
                                                 -----------  ----------  ---------  --------  ---------  --------
NET ASSETS AT END OF PERIOD..................... $ 3,793,137  $6,958,756  $ 337,957  $566,225  $ 437,662  $907,521
                                                 ===========  ==========  =========  ========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     539,726     567,269     43,331    43,679     84,237    92,326
       Units issued.............................      60,033      61,748      3,656    10,773      5,421       769
       Units redeemed...........................    (107,164)    (89,291)   (10,365)  (11,121)   (28,188)   (8,858)
                                                 -----------  ----------  ---------  --------  ---------  --------
    Units outstanding at end of period..........     492,595     539,726     36,622    43,331     61,470    84,237
                                                 ===========  ==========  =========  ========  =========  ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable          MFS Variable       Morgan Stanley Variable
                                             Insurance Trust        Insurance Trust        Investment Series
                                               Sub-Account            Sub-Account             Sub-Account
                                           -------------------  ----------------------  ----------------------
                                            MFS New Discovery      MFS Research Bond       Aggressive Equity
                                           -------------------  ----------------------  ----------------------
                                              2008      2007       2008        2007        2008        2007
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (6,240) $ (9,856) $   21,657  $   22,244  $   (9,840) $  (17,817)
Net realized gains (losses)...............    70,091    79,993     (21,425)     (1,416)     17,855      56,745
Change in unrealized gains (losses).......  (309,812)  (56,712)    (42,604)     13,365    (527,011)    173,111
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................  (245,961)   13,425     (42,372)     34,193    (518,996)    212,039
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     3,190     3,190      15,335       2,270          --          --
Benefit payments..........................        --        --          --     (26,496)     (3,974)     (5,182)
Payments on termination...................   (61,419)  (52,396)   (266,885)   (104,315)   (194,228)   (157,173)
Contract maintenance charge...............      (220)     (239)       (317)       (318)       (453)       (480)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (87,622)  (38,393)   (112,260)     98,786      41,485    (119,212)
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (146,071)  (87,838)   (364,127)    (30,073)   (157,170)   (282,047)
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (392,032)  (74,413)   (406,499)      4,120    (676,166)    (70,008)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   696,627   771,040   1,210,621   1,206,501   1,187,965   1,257,973
                                           ---------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 304,595  $696,627  $  804,122  $1,210,621  $  511,799  $1,187,965
                                           =========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    75,758    84,880      84,199      86,351      74,734      93,406
       Units issued.......................    12,238     1,314      11,262       9,775       4,307         457
       Units redeemed.....................   (32,742)  (10,436)    (37,459)    (11,927)    (15,245)    (19,129)
                                           ---------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    55,254    75,758      58,002      84,199      63,796      74,734
                                           =========  ========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Morgan Stanley Variable   Morgan Stanley Variable    Morgan Stanley Variable
                                              Investment Series         Investment Series          Investment Series
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  ------------------------
                                          Capital Opportunities (h)      Dividend Growth          European Equity (i)
                                          ------------------------  -------------------------  ------------------------
                                              2008         2007         2008          2007         2008         2007
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (106,098) $  (120,044) $   (134,190) $   (34,736) $    66,216  $    23,925
Net realized gains (losses)..............    (309,342)     (62,913)     (345,178)     632,189    1,034,857      819,066
Change in unrealized gains (losses)......  (4,993,770)   2,466,110    (6,208,176)     199,316   (4,013,351)     253,373
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (5,409,210)   2,283,153    (6,687,544)     796,769   (2,912,278)   1,096,364
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      35,721        3,776        78,523       48,044       12,541           --
Benefit payments.........................    (199,770)    (227,813)     (552,300)    (558,955)    (111,350)    (104,944)
Payments on termination..................  (1,476,227)  (3,672,590)   (2,553,223)  (4,529,328)    (702,203)  (1,932,169)
Contract maintenance charge..............      (6,310)      (7,353)      (10,209)     (12,357)      (3,600)      (4,209)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (189,346)    (517,380)     (709,609)  (1,191,060)     (88,021)    (465,052)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,835,932)  (4,421,360)   (3,746,818)  (6,243,656)    (892,633)  (2,506,374)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,245,142)  (2,138,207)  (10,434,362)  (5,446,887)  (3,804,911)  (1,410,010)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,598,256   14,736,463    20,548,765   25,995,652    7,274,355    8,684,365
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,353,114  $12,598,256  $ 10,114,403  $20,548,765  $ 3,469,444  $ 7,274,355
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     176,054      243,035       469,875      610,956      128,029      174,297
       Units issued......................       3,514        5,505         9,048       20,022        2,946        5,136
       Units redeemed....................     (34,889)     (72,486)     (110,143)    (161,103)     (22,895)     (51,404)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     144,679      176,054       368,780      469,875      108,080      128,029
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(h)Previously known as Equity
(i)Previously known as European Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Morgan Stanley Variable  Morgan Stanley Variable  Morgan Stanley Variable
                                             Investment Series         Investment Series       Investment Series
                                                Sub-Account               Sub-Account             Sub-Account
                                           ----------------------  ------------------------  ---------------------
                                                  Global                    Global
                                                 Advantage              Dividend Growth            High Yield
                                           ----------------------  ------------------------  ---------------------
                                              2008        2007         2008         2007        2008        2007
                                           ---------   ---------   -----------  -----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (1,689)  $  (3,980)  $    81,988  $    48,546  $   7,281   $   48,832
Net realized gains (losses)...............   (20,724)     13,009       970,221    1,491,667   (434,088)    (309,190)
Change in unrealized gains (losses).......  (297,973)    105,888    (3,818,858)  (1,032,144)   271,775      286,762
                                           ---------   ---------   -----------  -----------  ---------   ----------
Increase (decrease) in net assets from
 operations...............................  (320,386)    114,917    (2,766,649)     508,069   (155,032)      26,404
                                           ---------   ---------   -----------  -----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        --          --        17,797       10,695         --          140
Benefit payments..........................    (4,593)         --       (52,687)     (45,417)   (47,311)     (48,961)
Payments on termination...................   (76,319)   (164,377)   (1,243,233)  (1,620,343)  (141,501)    (149,307)
Contract maintenance charge...............      (535)       (568)       (3,277)      (4,136)      (473)        (538)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (13,705)     (7,377)     (163,752)    (243,148)   (45,660)     (16,935)
                                           ---------   ---------   -----------  -----------  ---------   ----------
Increase (decrease) in net assets from
 contract transactions....................   (95,152)   (172,322)   (1,445,152)  (1,902,349)  (234,945)    (215,601)
                                           ---------   ---------   -----------  -----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (415,538)    (57,405)   (4,211,801)  (1,394,280)  (389,977)    (189,197)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   769,515     826,920     7,606,161    9,000,441    842,939    1,032,136
                                           ---------   ---------   -----------  -----------  ---------   ----------
NET ASSETS AT END OF PERIOD............... $ 353,977   $ 769,515   $ 3,394,360  $ 7,606,161  $ 452,962   $  842,939
                                           =========   =========   ===========  ===========  =========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    64,709      80,281       262,535      327,914     56,792       71,685
       Units issued.......................     5,804       1,346         4,149       14,620      2,889        4,457
       Units redeemed.....................   (16,725)    (16,918)      (65,557)     (79,999)   (19,698)     (19,350)
                                           ---------   ---------   -----------  -----------  ---------   ----------
    Units outstanding at end of period....    53,788      64,709       201,127      262,535     39,983       56,792
                                           =========   =========   ===========  ===========  =========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                           Morgan Stanley Variable  Morgan Stanley Variable  Morgan Stanley Variable
                                              Investment Series        Investment Series        Investment Series
                                                 Sub-Account              Sub-Account              Sub-Account
                                           ----------------------  ------------------------  ----------------------
                                                   Income                                            Limited
                                                   Builder              Income Plus (j)             Duration
                                           ----------------------  ------------------------  ----------------------
                                              2008        2007         2008         2007        2008        2007
                                           ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (5,906) $   19,784  $    47,883  $   394,990  $    2,786  $   43,386
Net realized gains (losses)...............    122,466     149,651     (150,360)      (9,277)    (51,167)    (14,860)
Change in unrealized gains (losses).......   (418,381)   (137,791)    (795,206)      43,410    (104,854)     (9,981)
                                           ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   (301,821)     31,644     (897,683)     429,123    (153,235)     18,545
                                           ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         --          --        5,838          655          --          --
Benefit payments..........................         --     (12,425)    (198,728)    (419,652)    (33,765)    (30,055)
Payments on termination...................   (219,218)   (315,833)  (1,356,063)  (1,707,357)   (152,149)   (220,197)
Contract maintenance charge...............       (549)       (625)      (4,345)      (4,484)       (547)       (707)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (87,459)     11,844     (113,787)    (163,603)     25,862      33,023
                                           ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (307,226)   (317,039)  (1,667,085)  (2,294,441)   (160,599)   (217,936)
                                           ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (609,047)   (285,395)  (2,564,768)  (1,865,318)   (313,834)   (199,391)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,291,143   1,576,538    9,309,456   11,174,774   1,076,176   1,275,567
                                           ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $  682,096  $1,291,143  $ 6,744,688  $ 9,309,456  $  762,342  $1,076,176
                                           ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     69,909      86,801      334,660      419,199      90,037     108,162
       Units issued.......................         85       2,268        9,451       38,911      14,601      25,415
       Units redeemed.....................    (19,161)    (19,160)     (73,744)    (123,450)    (28,577)    (43,540)
                                           ----------  ----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period....     50,833      69,909      270,367      334,660      76,061      90,037
                                           ==========  ==========  ===========  ===========  ==========  ==========

--------
(j)Previously known as Quality Income Plus

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                           Morgan Stanley Variable   Morgan Stanley Variable   Morgan Stanley Variable
                                              Investment Series         Investment Series         Investment Series
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                Money Market              S&P 500 Index              Strategist
                                          ------------------------  ------------------------  ------------------------
                                              2008         2007         2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    45,693  $   169,771  $    31,815  $    18,727  $   (56,215) $   163,765
Net realized gains (losses)..............          --           --      (34,492)     211,943      651,324    1,685,005
Change in unrealized gains (losses)......          --           --   (1,363,212)     (45,027)  (3,018,470)    (968,662)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      45,693      169,771   (1,365,889)     185,643   (2,423,361)     880,108
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      42,972          960           --           --           --           --
Benefit payments.........................    (109,278)    (254,499)     (76,610)     (12,343)    (138,651)    (439,139)
Payments on termination..................  (1,200,375)  (3,590,554)    (391,338)  (1,119,321)    (877,659)  (2,507,991)
Contract maintenance charge..............      (2,519)      (2,515)      (2,096)      (2,565)      (5,099)      (5,932)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     891,732    3,235,258     (104,368)     (38,584)    (110,081)  (1,254,800)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (377,468)    (611,350)    (574,412)  (1,172,813)  (1,131,490)  (4,207,862)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (331,775)    (441,579)  (1,940,301)    (987,170)  (3,554,851)  (3,327,754)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   4,728,060    5,169,639    3,959,873    4,947,043   10,402,133   13,729,887
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 4,396,285  $ 4,728,060  $ 2,019,572  $ 3,959,873  $ 6,847,282  $10,402,133
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     303,447      342,501      303,971      393,942      240,132      339,729
       Units issued......................      78,642      326,345        2,221       15,305        4,582       19,456
       Units redeemed....................    (103,493)    (365,399)     (56,394)    (105,276)     (34,375)    (119,053)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     278,596      303,447      249,798      303,971      210,339      240,132
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                        Morgan Stanley           Morgan Stanley
                                           Morgan Stanley Variable    Variable Investment     Variable Investment
                                              Investment Series     Series (Class Y Shares) Series (Class Y Shares)
                                                 Sub-Account              Sub-Account             Sub-Account
                                          ------------------------  ----------------------  -----------------------
                                                                          Aggressive
                                                                            Equity           Capital Opportunities
                                                  Utilities            (Class Y Shares)       (Class Y Shares) (k)
                                          ------------------------  ----------------------  -----------------------
                                              2008         2007        2008        2007         2008        2007
                                          -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (55,384) $    47,593  $  (21,873) $  (27,332) $   (20,216) $  (28,810)
Net realized gains (losses)..............   1,323,800    1,440,404      54,258      55,944       47,869     164,592
Change in unrealized gains (losses)......  (4,216,847)     158,231    (876,167)    252,635     (940,679)    199,906
                                          -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,948,431)   1,646,228    (843,782)    281,247     (913,026)    335,688
                                          -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,975          960      10,000      18,750           --          --
Benefit payments.........................    (232,020)    (366,261)    (25,440)         --      (92,554)         --
Payments on termination..................    (721,904)  (1,143,402)    (54,797)    (21,706)    (190,473)   (387,938)
Contract maintenance charge..............      (3,947)      (4,336)     (6,033)     (6,091)      (3,822)     (4,367)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (210,014)    (379,995)    (39,393)    (72,007)      70,053     (89,438)
                                          -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,160,910)  (1,893,034)   (115,663)    (81,054)    (216,796)   (481,743)
                                          -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,109,341)    (246,806)   (959,445)    200,193   (1,129,822)   (146,055)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,295,034    9,541,840   1,805,657   1,605,464    2,002,948   2,149,003
                                          -----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 5,185,693  $ 9,295,034  $  846,212  $1,805,657  $   873,126  $2,002,948
                                          ===========  ===========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     227,837      277,567     100,847     105,152      130,605     162,241
       Units issued......................       6,347       10,327       1,109       2,335       14,469       7,182
       Units redeemed....................     (40,952)     (60,057)     (7,655)     (6,640)     (36,949)    (38,818)
                                          -----------  -----------  ----------  ----------  -----------  ----------
    Units outstanding at end of period...     193,232      227,837      94,301     100,847      108,125     130,605
                                          ===========  ===========  ==========  ==========  ===========  ==========

--------
(k)Previously known as Equity (Class Y Shares)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                Morgan Stanley          Morgan Stanley         Morgan Stanley
                                             Variable Investment      Variable Investment   Variable Investment
                                           Series (Class Y Shares)  Series (Class Y Shares) Series (Class Y Shares)
                                                 Sub-Account              Sub-Account           Sub-Account
                                           -----------------------  ----------------------  ----------------------
                                                                                                   Global
                                               Dividend Growth          European Equity          Advantage
                                               (Class Y Shares)      (Class Y Shares) (l)     (Class Y Shares)
                                           -----------------------  ----------------------  ----------------------
                                               2008        2007        2008        2007        2008        2007
                                           -----------  ----------  ----------  ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (27,540) $  (19,227) $    6,100  $     (556) $  (1,225)   $ (2,100)
Net realized gains (losses)...............      53,652     108,969     196,561      75,077      8,560      11,905
Change in unrealized gains (losses).......  (1,096,019)     (6,150)   (671,816)     82,482    (97,590)     21,351
                                           -----------  ----------  ----------  ----------   ---------   --------
Increase (decrease) in net assets from
 operations...............................  (1,069,907)     83,592    (469,155)    157,003    (90,255)     31,156
                                           -----------  ----------  ----------  ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       5,000         620       5,000      29,000         --          --
Benefit payments..........................      (2,222)     (8,048)    (19,541)         --         --          --
Payments on termination...................    (492,178)   (349,898)   (141,856)    (91,781)   (35,092)    (15,916)
Contract maintenance charge...............      (7,171)     (7,664)     (3,087)     (3,315)      (665)       (819)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (31,032)    (16,494)    (29,598)    (77,494)        83     (16,826)
                                           -----------  ----------  ----------  ----------   ---------   --------
Increase (decrease) in net assets from
 contract transactions....................    (527,603)   (381,484)   (189,082)   (143,590)   (35,674)    (33,561)
                                           -----------  ----------  ----------  ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,597,510)   (297,892)   (658,237)     13,413   (125,929)     (2,405)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,249,798   3,547,690   1,209,815   1,196,402    225,988     228,393
                                           -----------  ----------  ----------  ----------   ---------   --------
NET ASSETS AT END OF PERIOD............... $ 1,652,288  $3,249,798  $  551,578  $1,209,815  $ 100,059    $225,988
                                           ===========  ==========  ==========  ==========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     249,577     279,695      64,910      73,175     12,732      14,637
       Units issued.......................       3,763       2,791         728       2,601          6          (1)
       Units redeemed.....................     (53,511)    (32,909)    (13,833)    (10,866)    (2,451)     (1,904)
                                           -----------  ----------  ----------  ----------   ---------   --------
    Units outstanding at end of period....     199,829     249,577      51,805      64,910     10,287      12,732
                                           ===========  ==========  ==========  ==========   =========   ========

--------
(l)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                Morgan Stanley          Morgan Stanley          Morgan Stanley
                                             Variable Investment      Variable Investment     Variable Investment
                                           Series (Class Y Shares)  Series (Class Y Shares) Series (Class Y Shares)
                                                 Sub-Account              Sub-Account             Sub-Account
                                           -----------------------  ----------------------  ----------------------
                                                    Global
                                               Dividend Growth            High Yield            Income Builder
                                               (Class Y Shares)        (Class Y Shares)        (Class Y Shares)
                                           -----------------------  ----------------------  ----------------------
                                               2008        2007        2008        2007        2008        2007
                                           -----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    17,453  $    3,888  $   11,485  $   92,805  $  (10,401) $   20,019
Net realized gains (losses)...............     273,905     256,465     (45,438)      1,885     214,610     229,089
Change in unrealized gains (losses).......  (1,113,063)   (158,336)   (380,669)    (51,014)   (631,579)   (208,629)
                                           -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    (821,705)    102,017    (414,622)     43,676    (427,370)     40,479
                                           -----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --       2,424       5,100       2,120          --         490
Benefit payments..........................      (3,613)    (13,187)    (29,237)         --      (3,065)     (8,181)
Payments on termination...................    (152,319)   (128,292)   (136,224)   (156,306)    (94,097)   (427,835)
Contract maintenance charge...............      (5,601)     (5,791)     (5,032)     (5,128)     (2,864)     (1,955)
Transfers among the sub-accounts and with
 the Fixed Account--net...................       4,847      60,922     (47,442)    (28,157)   (108,690)     58,692
                                           -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (156,686)    (83,924)   (212,835)   (187,471)   (208,716)   (378,789)
                                           -----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (978,391)     18,093    (627,457)   (143,795)   (636,086)   (338,310)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   2,021,563   2,003,470   1,823,804   1,967,599   1,690,844   2,029,154
                                           -----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 1,043,172  $2,021,563  $1,196,347  $1,823,804  $1,054,758  $1,690,844
                                           ===========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     112,687     116,991     168,269     184,142     120,887     147,341
       Units issued.......................       4,441      10,276       1,269       2,374         389      10,471
       Units redeemed.....................     (17,509)    (14,580)    (21,488)    (18,247)    (17,483)    (36,925)
                                           -----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....      99,619     112,687     148,050     168,269     103,793     120,887
                                           ===========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Morgan Stanley           Morgan Stanley            Morgan Stanley
                                             Variable Investment       Variable Investment       Variable Investment
                                           Series (Class Y Shares)   Series (Class Y Shares)   Series (Class Y Shares)
                                                 Sub-Account               Sub-Account               Sub-Account
                                           -----------------------  ------------------------  ------------------------
                                                 Income Plus                 Limited                Money Market
                                             (Class Y Shares) (m)   Duration (Class Y Shares)     (Class Y Shares)
                                           -----------------------  ------------------------  ------------------------
                                               2008        2007         2008         2007         2008         2007
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    16,011  $  197,933  $     8,477  $   129,562  $    21,437  $   112,231
Net realized gains (losses)...............    (138,625)     (5,157)    (250,550)     (60,488)          --           --
Change in unrealized gains (losses).......    (404,226)     32,147     (280,956)     (17,365)          --           --
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (526,840)    224,923     (523,029)      51,709       21,437      112,231
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --          --           --        1,110           --        9,110
Benefit payments..........................    (145,004)    (81,361)    (239,526)     (70,951)     (66,828)    (103,995)
Payments on termination...................    (643,590)   (542,300)    (236,194)    (893,027)  (1,184,252)  (1,994,895)
Contract maintenance charge...............     (12,225)    (11,549)      (8,458)      (6,987)     (14,291)     (17,254)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (481,694)     88,251     (538,064)     (30,615)     802,709    2,442,448
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,282,513)   (546,959)  (1,022,242)  (1,000,470)    (462,662)     335,414
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,809,353)   (322,036)  (1,545,271)    (948,761)    (441,225)     447,645
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,253,676   5,575,712    3,446,086    4,394,847    3,685,577    3,237,932
                                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,444,323  $5,253,676  $ 1,900,815  $ 3,446,086  $ 3,244,352  $ 3,685,577
                                           ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     425,719     467,517      323,107      417,504      351,196      317,365
       Units issued.......................      13,951      46,404        9,963       38,591      149,141      370,058
       Units redeemed.....................    (128,727)    (88,202)    (118,073)    (132,988)    (194,574)    (336,227)
                                           -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     310,943     425,719      214,997      323,107      305,763      351,196
                                           ===========  ==========  ===========  ===========  ===========  ===========

--------
(m)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Morgan Stanley           Morgan Stanley         Morgan Stanley
                                            Variable Investment      Variable Investment     Variable Investment
                                          Series (Class Y Shares)  Series (Class Y Shares)  Series (Class Y Shares)
                                                Sub-Account              Sub-Account             Sub-Account
                                          -----------------------  -----------------------  ----------------------
                                               S&P 500 Index              Strategist              Utilities
                                              (Class Y Shares)         (Class Y Shares)       (Class Y Shares)
                                          -----------------------  -----------------------  ----------------------
                                              2008        2007         2008        2007        2008        2007
                                          -----------  ----------  -----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    18,472  $   (2,165) $   (18,528) $   29,312  $  (7,151)  $   1,150
Net realized gains (losses)..............      39,554     243,476      162,387     373,124    156,930     162,498
Change in unrealized gains (losses)......  (1,650,437)    (97,661)    (797,702)   (211,595)  (460,616)     (4,864)
                                          -----------  ----------  -----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................  (1,592,411)    143,650     (653,843)    190,841   (310,837)    158,784
                                          -----------  ----------  -----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,202      41,747           --          --         --       1,000
Benefit payments.........................     (19,811)    (18,212)     (77,488)    (14,854)   (18,147)    (12,035)
Payments on termination..................    (304,329)   (364,132)    (314,978)   (213,331)   (64,007)   (144,496)
Contract maintenance charge..............     (13,021)    (12,182)      (3,434)     (3,175)    (3,022)     (2,962)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      16,355    (470,847)    (158,366)    (98,583)     5,157     (30,566)
                                          -----------  ----------  -----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................    (309,604)   (823,626)    (554,266)   (329,943)   (80,019)   (189,059)
                                          -----------  ----------  -----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,902,015)   (679,976)  (1,208,109)   (139,102)  (390,856)    (30,275)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   4,349,251   5,029,227    2,919,873   3,058,975    956,278     986,553
                                          -----------  ----------  -----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD.............. $ 2,447,236  $4,349,251  $ 1,711,764  $2,919,873  $ 565,422   $ 956,278
                                          ===========  ==========  ===========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     313,920     376,243      198,091     221,407     58,773      72,964
       Units issued......................       8,368      12,428        2,359      13,187        481       8,972
       Units redeemed....................     (38,308)    (74,751)     (44,229)    (36,503)    (6,157)    (23,163)
                                          -----------  ----------  -----------  ----------  ---------   ---------
    Units outstanding at end of period...     283,980     313,920      156,221     198,091     53,097      58,773
                                          ===========  ==========  ===========  ==========  =========   =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer              Oppenheimer             Oppenheimer
                                            Variable Account Funds  Variable Account Funds   Variable Account Funds
                                                 Sub-Account              Sub-Account             Sub-Account
                                           -----------------------  ----------------------  -----------------------
                                                 Oppenheimer                                      Oppenheimer
                                                   Capital                Oppenheimer                Global
                                                 Appreciation              Core Bond               Securities
                                           -----------------------  ----------------------  -----------------------
                                               2008        2007        2008        2007         2008        2007
                                           -----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (17,057) $  (21,892) $   52,961  $   71,787  $     4,259  $    1,685
Net realized gains (losses)...............      14,723      70,724     (95,699)     (3,444)     128,249     157,452
Change in unrealized gains (losses).......    (873,871)    206,539    (602,646)    (12,249)    (808,666)    (72,562)
                                           -----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................    (876,205)    255,371    (645,384)     56,094     (676,158)     86,575
                                           -----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      11,685      20,587       5,086       6,041       10,469      13,040
Benefit payments..........................          --          --          --     (26,727)          --     (18,573)
Payments on termination...................    (199,616)   (207,239)   (156,932)   (219,055)    (168,954)   (158,607)
Contract maintenance charge...............        (819)       (847)       (628)       (627)        (520)       (540)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (126,441)    (13,573)    (87,358)     83,969     (220,792)    104,176
                                           -----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (315,191)   (201,072)   (239,832)   (156,399)    (379,797)    (60,504)
                                           -----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,191,396)     54,299    (885,216)   (100,305)  (1,055,955)     26,071
NET ASSETS AT BEGINNING OF
 PERIOD...................................   2,090,257   2,035,958   1,762,430   1,862,735    1,910,354   1,884,283
                                           -----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $   898,861  $2,090,257  $  877,214  $1,762,430  $   854,399  $1,910,354
                                           ===========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     220,007     241,558     126,334     137,647      129,747     134,363
       Units issued.......................      30,431       7,205      28,138      18,145       14,065      11,940
       Units redeemed.....................     (74,597)    (28,756)    (50,007)    (29,458)     (45,570)    (16,556)
                                           -----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of period....     175,841     220,007     104,465     126,334       98,242     129,747
                                           ===========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer             Oppenheimer              Oppenheimer
                                           Variable Account Funds   Variable Account Funds  Variable Account Funds
                                                 Sub-Account             Sub-Account              Sub-Account
                                           ----------------------  -----------------------  ----------------------
                                                                                                  Oppenheimer
                                                 Oppenheimer             Oppenheimer              Main Street
                                                 High Income             Main Street             Small Cap (n)
                                           ----------------------  -----------------------  ----------------------
                                              2008        2007         2008        2007        2008        2007
                                           ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   53,257  $   72,088  $    13,595  $  (13,497) $  (12,037) $  (22,924)
Net realized gains (losses)...............   (117,705)        431      280,117     148,249     109,354     259,027
Change in unrealized gains (losses).......   (703,757)    (86,249)  (1,996,621)     38,735    (838,169)   (273,759)
                                           ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   (768,205)    (13,730)  (1,702,909)    173,487    (740,852)    (37,656)
                                           ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,182       4,462        8,013      20,441       4,925       8,276
Benefit payments..........................         --          --      (84,286)    (57,975)         --          --
Payments on termination...................   (120,530)   (107,107)    (462,881)   (352,659)   (132,389)   (322,614)
Contract maintenance charge...............       (199)       (249)      (2,912)     (3,108)       (568)       (642)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (10,534)    (37,354)    (416,169)    (23,605)    (56,200)   (123,411)
                                           ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (128,081)   (140,248)    (958,235)   (416,906)   (184,232)   (438,391)
                                           ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (896,286)   (153,978)  (2,661,144)   (243,419)   (925,084)   (476,047)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,090,327   1,244,305    4,965,385   5,208,804   2,064,502   2,540,549
                                           ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $  194,041  $1,090,327  $ 2,304,241  $4,965,385  $1,139,418  $2,064,502
                                           ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     83,743      94,279      453,821     490,921     142,883     171,533
       Units issued.......................     22,701       1,353       35,910      11,110       6,322      12,237
       Units redeemed.....................    (35,685)    (11,889)    (143,146)    (48,210)    (20,765)    (40,887)
                                           ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of period....     70,759      83,743      346,585     453,821     128,440     142,883
                                           ==========  ==========  ===========  ==========  ==========  ==========

--------
(n)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                  Oppenheimer
                                                Oppenheimer              Oppenheimer         Variable Account Funds
                                           Variable Account Funds   Variable Account Funds  (Service Shares ("SS"))
                                                Sub-Account              Sub-Account              Sub-Account
                                          -----------------------  -----------------------  -----------------------
                                                Oppenheimer              Oppenheimer              Oppenheimer
                                                Midcap Fund             Strategic Bond           Balanced (SS)
                                          -----------------------  -----------------------  -----------------------
                                              2008        2007         2008        2007         2008        2007
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (18,582) $  (26,119) $   113,097  $   78,194  $    67,603  $   63,766
Net realized gains (losses)..............      27,043      64,025      117,703      56,966       47,122     649,423
Change in unrealized gains (losses)......    (902,410)     65,124     (605,647)    134,419   (3,185,320)   (561,159)
                                          -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    (893,949)    103,030     (374,847)    269,579   (3,070,595)    152,030
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,400      24,186        5,475      10,983       26,257      93,378
Benefit payments.........................     (17,582)    (44,344)    (191,026)     (8,417)     (48,179)    (95,698)
Payments on termination..................    (250,189)   (178,988)    (695,466)   (364,781)    (590,967)   (583,983)
Contract maintenance charge..............        (727)       (820)      (1,363)     (1,225)     (20,985)    (22,450)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (23,000)     28,289     (180,328)     98,679      148,429      28,026
                                          -----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (273,098)   (171,677)  (1,062,708)   (264,761)    (485,445)   (580,727)
                                          -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,167,047)    (68,647)  (1,437,555)      4,818   (3,556,040)   (428,697)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   2,006,180   2,074,827    3,352,381   3,347,563    7,404,061   7,832,758
                                          -----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD.............. $   839,133  $2,006,180  $ 1,914,826  $3,352,381  $ 3,848,021  $7,404,061
                                          ===========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     260,423     282,813      202,702     219,252      462,855     498,935
       Units issued......................      50,619      12,297       17,591      10,534       79,245      33,518
       Units redeemed....................     (94,480)    (34,687)     (83,640)    (27,084)    (109,483)    (69,598)
                                          -----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of period...     216,562     260,423      136,653     202,702      432,617     462,855
                                          ===========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Oppenheimer               Oppenheimer              Oppenheimer
                                            Variable Account Funds    Variable Account Funds    Variable Account Funds
                                            (Service Shares ("SS"))   (Service Shares ("SS"))  (Service Shares ("SS"))
                                                  Sub-Account               Sub-Account              Sub-Account
                                           ------------------------  ------------------------  -----------------------
                                                  Oppenheimer                                        Oppenheimer
                                                    Capital                 Oppenheimer                 Global
                                               Appreciation (SS)          Core Bond (SS)           Securities (SS)
                                           ------------------------  ------------------------  -----------------------
                                               2008         2007         2008         2007         2008        2007
                                           -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (208,522) $  (276,184) $   283,004  $   268,390  $    (6,126) $  (16,790)
Net realized gains (losses)...............      96,304      478,731     (233,009)         218      129,705     367,720
Change in unrealized gains (losses).......  (7,639,499)   1,847,720   (4,118,731)     (26,551)  (1,730,954)   (167,211)
                                           -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................  (7,751,717)   2,050,267   (4,068,736)     242,057   (1,607,375)    183,719
                                           -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     109,600      406,758      209,424    2,005,840       15,643      64,772
Benefit payments..........................    (183,629)     (83,291)     (25,650)     (44,380)    (103,729)    (20,102)
Payments on termination...................  (1,136,421)  (1,355,392)    (664,291)    (382,050)    (368,455)   (422,264)
Contract maintenance charge...............     (49,480)     (53,801)     (46,176)     (33,499)      (9,593)    (10,987)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     227,211     (425,699)     391,786    1,733,808      (54,608)    104,024
                                           -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (1,032,719)  (1,511,425)    (134,907)   3,279,719     (520,742)   (284,557)
                                           -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (8,784,436)     538,842   (4,203,643)   3,521,776   (2,128,117)   (100,838)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  17,793,892   17,255,050   10,816,918    7,295,142    4,113,528   4,214,366
                                           -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $ 9,009,456  $17,793,892  $ 6,613,275  $10,816,918  $ 1,985,411  $4,113,528
                                           ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,134,262    1,233,215    1,001,152      692,436      184,891     197,326
       Units issued.......................     199,299       80,921      363,048      441,943       25,167      16,428
       Units redeemed.....................    (260,957)    (179,874)    (344,628)    (133,227)     (58,208)    (28,863)
                                           -----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of period....   1,072,604    1,134,262    1,019,572    1,001,152      151,850     184,891
                                           ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer               Oppenheimer                Oppenheimer
                                           Variable Account Funds     Variable Account Funds    Variable Account Funds
                                           (Service Shares ("SS"))   (Service Shares ("SS"))    (Service Shares ("SS"))
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  ------------------------
                                                                                                      Oppenheimer
                                                 Oppenheimer               Oppenheimer                Main Street
                                              High Income (SS)           Main Street (SS)          Small Cap (SS)(o)
                                          ------------------------  -------------------------  ------------------------
                                              2008         2007         2008          2007         2008         2007
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   425,980  $   543,116  $    (53,553) $  (182,665) $   (94,280) $  (146,372)
Net realized gains (losses)..............    (639,261)     (30,266)      981,595      635,489      269,527      632,242
Change in unrealized gains (losses)......  (7,330,542)    (708,638)  (11,023,709)     265,136   (3,579,994)    (762,357)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (7,543,823)    (195,788)  (10,095,667)     717,960   (3,404,747)    (276,487)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,204      240,728       207,168    1,119,644       43,392      203,684
Benefit payments.........................     (80,614)     (27,534)     (359,938)     (87,664)    (143,116)     (39,000)
Payments on termination..................    (835,802)    (803,936)   (1,389,078)  (1,793,652)    (473,811)    (701,107)
Contract maintenance charge..............     (34,492)     (40,340)      (85,741)     (90,707)     (29,659)     (33,594)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,923,944      380,337     1,227,639      157,520     (285,721)     (93,493)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   2,006,240     (250,745)     (399,950)    (694,859)    (888,915)    (663,510)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,537,583)    (446,533)  (10,495,617)      23,101   (4,293,662)    (939,997)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,820,929   10,267,462    25,883,349   25,860,248    9,487,710   10,427,707
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $ 4,283,346  $ 9,820,929  $ 15,387,732  $25,883,349  $ 5,194,048  $ 9,487,710
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING........................
    Units outstanding at beginning of
     period..............................     669,269      686,331     1,614,392    1,656,722      483,574      517,457
       Units issued......................   1,036,035      141,029       303,755      172,898       41,774       61,434
       Units redeemed....................    (325,784)    (158,091)     (331,132)    (215,228)     (91,997)     (95,317)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of period...   1,379,520      669,269     1,587,015    1,614,392      433,351      483,574
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(o)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer               Oppenheimer
                                            Variable Account Funds   Variable Account Funds         PIMCO
                                           (Service Shares ("SS"))   (Service Shares ("SS"))  Variable Insurance Trust
                                                 Sub-Account               Sub-Account           Sub-Account
                                           -----------------------  ------------------------  -----------------------
                                                                                                  PIMCO VIT
                                                 Oppenheimer               Oppenheimer          Commodity Real
                                               MidCap Fund (SS)        Strategic Bond (SS)     Return Strategy
                                           -----------------------  ------------------------  -----------------------
                                               2008        2007         2008         2007         2008        2007
                                           -----------  ----------  -----------  -----------   --------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (47,937) $  (64,684) $   973,985  $   545,220  $  1,116     $   585
Net realized gains (losses)...............     (14,708)     76,948      128,940      254,169      (587)       (454)
Change in unrealized gains (losses).......  (1,831,013)    164,571   (5,496,374)   1,468,643   (19,066)      3,071
                                           -----------  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets from
 operations...............................  (1,893,658)    176,835   (4,393,449)   2,268,032   (18,537)      3,202
                                           -----------  ----------  -----------  -----------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      49,225      75,054      100,555      595,856        --      23,750
Benefit payments..........................      (9,428)    (11,804)    (463,618)    (108,646)       --          --
Payments on termination...................    (261,829)   (205,319)  (2,346,592)  (1,906,826)   (8,930)         --
Contract maintenance charge...............     (12,955)    (14,868)    (106,364)    (104,459)     (231)        (35)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     126,418     (42,307)  (1,729,151)      62,485    12,888         224
                                           -----------  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets from
 contract transactions....................    (108,569)   (199,244)  (4,545,170)  (1,461,590)    3,727      23,939
                                           -----------  ----------  -----------  -----------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,002,227)    (22,409)  (8,938,619)     806,442   (14,810)     27,141
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,961,571   3,983,980   29,955,911   29,149,469    35,865       8,724
                                           -----------  ----------  -----------  -----------   --------     -------
NET ASSETS AT END OF PERIOD............... $ 1,959,344  $3,961,571  $21,017,292  $29,955,911  $ 21,055     $35,865
                                           ===========  ==========  ===========  ===========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     235,835     249,255    2,033,326    2,134,934     3,117         918
       Units issued.......................      39,484      15,776      255,601      189,225     1,071       2,803
       Units redeemed.....................     (40,963)    (29,196)    (592,426)    (290,833)     (879)       (604)
                                           -----------  ----------  -----------  -----------   --------     -------
    Units outstanding at end of period....     234,356     235,835    1,696,501    2,033,326     3,309       3,117
                                           ===========  ==========  ===========  ===========   ========     =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       PIMCO                     PIMCO                    PIMCO
                                                 Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                    Sub-Account               Sub-Account              Sub-Account
                                                 -----------------------  -----------------------  -----------------------
                                                     PIMCO VIT
                                                     Emerging               PIMCO VIT Real           PIMCO VIT Total
                                                   Markets Bond                 Return                   Return
                                                 (Advisor Shares)          (Advisor Shares)         (Advisor Shares)
                                                 -----------------------  -----------------------  -----------------------
                                                    2008         2007         2008         2007        2008         2007
                                                 -------      -------      --------     --------    --------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ 1,480      $   313     $  2,388     $    961    $ 12,456     $  6,831
Net realized gains (losses).....................     750          549         (319)         287      10,192          199
Change in unrealized gains (losses).............  (7,594)        (366)     (12,548)       3,072      (8,809)       9,494
                                                   -------     -------     --------     --------    --------     --------
Increase (decrease) in net assets from
 operations.....................................  (5,364)         496      (10,479)       4,320      13,839       16,524
                                                   -------     -------     --------     --------    --------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --       23,750          200           --          --       51,250
Benefit payments................................      --           --           --           --          --           --
Payments on termination.........................  (1,162)          --       (4,789)          --     (22,116)      (2,377)
Contract maintenance charge.....................    (220)         (19)        (604)        (198)     (3,118)      (1,053)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   4,855        3,343       (6,190)     108,723     188,214       84,622
                                                   -------     -------     --------     --------    --------     --------
Increase (decrease) in net assets from contract
 transactions...................................   3,473       27,074      (11,383)     108,525     162,980      132,442
                                                   -------     -------     --------     --------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,891)      27,570      (21,862)     112,845     176,819      148,966
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  27,570           --      120,282        7,437     323,471      174,505
                                                   -------     -------     --------     --------    --------     --------
NET ASSETS AT END OF PERIOD..................... $25,679      $27,570     $ 98,420     $120,282    $500,290     $323,471
                                                   =======     =======     ========     ========    ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   2,477           --       10,904          734      29,310       16,913
       Units issued.............................     592        2,494        3,667       10,215      25,057       13,546
       Units redeemed...........................    (322)         (17)      (4,844)         (45)    (10,373)      (1,149)
                                                   -------     -------     --------     --------    --------     --------
    Units outstanding at end of period..........   2,747        2,477        9,727       10,904      43,994       29,310
                                                   =======     =======     ========     ========    ========     ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Putnam Variable Trust   Putnam Variable Trust  Putnam Variable Trust
                                                        Sub-Account             Sub-Account            Sub-Account
                                                 ------------------------  ---------------------  --------------------
                                                        VT American
                                                        Government               VT Capital            VT Capital
                                                          Income                Appreciation          Opportunities
                                                 ------------------------  ---------------------  --------------------
                                                     2008         2007        2008       2007        2008       2007
                                                 -----------  -----------  ---------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   152,298  $   187,421  $  (6,599) $  (14,137) $  (4,126) $ (10,073)
Net realized gains (losses).....................     (26,413)     (39,498)    45,541     122,872    (18,796)    54,844
Change in unrealized gains (losses).............    (165,038)     196,964   (373,513)   (196,621)  (149,202)  (119,150)
                                                 -----------  -----------  ---------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations.....................................     (39,153)     344,887   (334,571)    (87,886)  (172,124)   (74,379)
                                                 -----------  -----------  ---------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      13,855       40,300        276       1,880     13,200     14,520
Benefit payments................................     (76,076)    (397,275)   (29,940)    (10,920)    (6,377)        --
Payments on termination.........................  (1,019,034)    (937,332)  (133,508)   (135,201)   (84,157)  (117,616)
Contract maintenance charge.....................      (1,003)         (75)      (181)       (105)       (32)       (28)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (372,412)      48,328     28,028      54,914       (502)   219,175
                                                 -----------  -----------  ---------  ----------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (1,454,670)  (1,246,054)  (135,325)    (89,432)   (77,868)   116,051
                                                 -----------  -----------  ---------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,493,823)    (901,167)  (469,896)   (177,318)  (249,992)    41,672
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   4,846,541    5,747,708    956,985   1,134,303    545,078    503,406
                                                 -----------  -----------  ---------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD..................... $ 3,352,718  $ 4,846,541  $ 487,089  $  956,985  $ 295,086  $ 545,078
                                                 ===========  ===========  =========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     348,110      442,309    106,876     116,075     32,934     27,070
       Units issued.............................      52,136       55,100     10,122      16,283      4,593     17,237
       Units redeemed...........................    (156,809)    (149,299)   (27,374)    (25,482)    (9,552)   (11,373)
                                                 -----------  -----------  ---------  ----------  ---------  ---------
    Units outstanding at end of period..........     243,437      348,110     89,624     106,876     27,975     32,934
                                                 ===========  ===========  =========  ==========  =========  =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Putnam Variable Trust    Putnam Variable Trust    Putnam Variable Trust
                                                       Sub-Account              Sub-Account              Sub-Account
                                                 ----------------------  ------------------------  ----------------------
                                                      VT Discovery            VT Diversified              VT Equity
                                                         Growth                   Income                   Income
                                                 ----------------------  ------------------------  ----------------------
                                                    2008        2007         2008         2007        2008        2007
                                                 ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (10,795) $  (14,846) $   284,927  $   309,655  $   10,580  $     (314)
Net realized gains (losses).....................     99,936     213,797     (348,421)     (11,332)     13,710     213,523
Change in unrealized gains (losses).............   (542,859)   (101,558)  (1,733,765)     (78,232)   (608,461)   (169,282)
                                                 ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   (453,718)     97,393   (1,797,259)     220,091    (584,171)     43,927
                                                 ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        630       1,972        9,482        8,768         276         230
Benefit payments................................     (9,573)    (15,241)     (45,781)    (221,723)     (2,409)     (1,513)
Payments on termination.........................   (106,460)   (126,764)  (1,394,312)  (1,896,741)   (194,011)   (423,554)
Contract maintenance charge.....................       (471)       (128)      (1,093)        (279)       (173)       (141)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (23,595)   (242,783)    (511,794)     313,336    (132,185)    658,327
                                                 ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (139,469)   (382,944)  (1,943,498)  (1,796,639)   (328,502)    233,349
                                                 ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (593,187)   (285,551)  (3,740,757)  (1,576,548)   (912,673)    277,276
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,133,792   1,419,343    7,096,944    8,673,492   2,023,643   1,746,367
                                                 ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $  540,605  $1,133,792  $ 3,356,187  $ 7,096,944  $1,110,970  $2,023,643
                                                 ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    186,484     255,351      486,931      611,388     122,747     107,479
       Units issued.............................      2,645      15,121       42,253       85,299      11,060      46,807
       Units redeemed...........................    (30,300)    (83,988)    (191,878)    (209,756)    (34,456)    (31,539)
                                                 ----------  ----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period..........    158,829     186,484      337,306      486,931      99,351     122,747
                                                 ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                                  Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                                 VT The George
                                                  Putnam Fund             VT Global Asset              VT Global
                                                   of Boston                Allocation                  Equity
                                           ------------------------  ------------------------  ------------------------
                                               2008         2007         2008         2007         2008         2007
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   373,312  $   224,692  $   180,875  $   (89,413) $    49,106  $    54,935
Net realized gains (losses)...............     119,375    1,799,328      (31,158)     316,085     (266,084)      79,747
Change in unrealized gains (losses).......  (5,585,369)  (2,046,181)  (2,841,086)     (84,872)  (1,967,565)     396,920
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (5,092,682)     (22,161)  (2,691,369)     141,800   (2,184,543)     531,602
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       6,076       87,982        9,453       90,509       10,186       10,750
Benefit payments..........................    (146,855)    (500,134)     (15,205)    (195,541)     (26,910)     (97,609)
Payments on termination...................  (1,955,732)  (2,229,556)  (1,494,410)  (1,500,175)  (1,002,919)  (1,180,597)
Contract maintenance charge...............     (14,698)     (14,748)     (11,244)     (12,611)      (1,074)        (197)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (664,797)     407,789     (201,153)   1,087,682     (254,256)     (81,625)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,776,006)  (2,248,667)  (1,712,559)    (530,136)  (1,274,973)  (1,349,278)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (7,868,688)  (2,270,828)  (4,403,928)    (388,336)  (3,459,516)    (817,676)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  14,232,711   16,503,539    9,015,305    9,403,641    5,648,390    6,466,066
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 6,364,023  $14,232,711  $ 4,611,377  $ 9,015,305  $ 2,188,874  $ 5,648,390
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,076,497    1,250,190      668,010      699,689      518,701      623,989
       Units issued.......................      60,730      108,246      142,584      127,003       16,878       56,600
       Units redeemed.....................    (321,356)    (281,939)    (299,469)    (158,682)    (156,785)    (161,888)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     815,871    1,076,497      511,125      668,010      378,794      518,701
                                           ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Putnam Variable Trust     Putnam Variable Trust    Putnam Variable Trust
                                                   Sub-Account               Sub-Account              Sub-Account
                                           --------------------------  ----------------------  ------------------------
                                                  VT Growth and               VT Growth                VT Health
                                                     Income                 Opportunities              Sciences
                                           --------------------------  ----------------------  ------------------------
                                               2008          2007         2008        2007         2008         2007
                                           ------------  ------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    224,810  $     13,636  $  (14,855) $  (21,137) $   (47,684) $   (27,238)
Net realized gains (losses)...............    1,049,047     7,655,431    (127,797)   (138,578)      69,572      201,609
Change in unrealized gains (losses).......  (12,728,970)  (10,321,055)   (400,201)    233,234     (685,100)    (234,055)
                                           ------------  ------------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (11,455,113)   (2,651,988)   (542,853)     73,519     (663,212)     (59,684)
                                           ------------  ------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       91,286        89,877         532       5,819       25,557        6,435
Benefit payments..........................     (354,395)   (1,012,925)    (14,617)    (51,941)     (38,896)    (141,326)
Payments on termination...................   (5,561,768)   (8,694,380)   (184,965)   (248,359)    (837,734)  (1,016,491)
Contract maintenance charge...............      (16,913)      (15,881)       (558)        (77)      (2,808)      (1,849)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (1,987,137)   (1,062,869)     (9,794)    (77,235)    (368,116)    (323,874)
                                           ------------  ------------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (7,828,927)  (10,696,178)   (209,402)   (371,793)  (1,221,997)  (1,477,105)
                                           ------------  ------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (19,284,040)  (13,348,166)   (752,255)   (298,274)  (1,885,209)  (1,536,789)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   34,296,448    47,644,614   1,571,984   1,870,258    4,485,428    6,022,217
                                           ------------  ------------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 15,012,408  $ 34,296,448  $  819,729  $1,571,984  $ 2,600,219  $ 4,485,428
                                           ============  ============  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    2,942,479     3,820,532     323,660     400,721      366,298      483,376
       Units issued.......................      113,670       171,107      10,263      36,952        8,830       20,913
       Units redeemed.....................     (945,469)   (1,049,160)    (59,495)   (114,013)    (114,738)    (137,991)
                                           ------------  ------------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....    2,110,680     2,942,479     274,428     323,660      260,390      366,298
                                           ============  ============  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust     Putnam Variable Trust      Putnam Variable Trust
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                                                                           VT
                                                   VT High                                           International
                                                    Yield                   VT Income                    Equity
                                          ------------------------  -------------------------  -------------------------
                                              2008         2007         2008          2007         2008          2007
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   685,172  $   653,361  $  1,296,669  $ 1,030,554  $    116,006  $   297,091
Net realized gains (losses)..............    (476,521)     (41,869)     (743,496)          86     2,276,453    3,720,778
Change in unrealized gains (losses)......  (2,527,441)    (477,545)   (6,057,320)     (16,490)  (10,166,630)  (2,587,649)
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,318,790)     133,947    (5,504,147)   1,014,150    (7,774,171)   1,430,220
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,237      358,375       107,314    1,022,988       146,373      825,805
Benefit payments.........................    (101,093)     (77,954)     (317,157)    (897,215)     (132,914)    (207,866)
Payments on termination..................  (1,090,280)  (1,187,405)   (3,629,778)  (3,572,730)   (2,398,683)  (3,679,279)
Contract maintenance charge..............     (22,329)     (20,981)      (63,784)     (61,284)      (28,123)     (22,993)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (413,456)     134,061    (2,056,470)     768,443      (248,336)     862,384
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,593,921)    (793,904)   (5,959,875)  (2,739,798)   (2,661,683)  (2,221,949)
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,912,711)    (659,957)  (11,464,022)  (1,725,648)  (10,435,854)    (791,729)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,675,083   10,335,040    26,615,651   28,341,299    19,421,768   20,213,497
                                          -----------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $ 5,762,372  $ 9,675,083  $ 15,151,629  $26,615,651  $  8,985,914  $19,421,768
                                          ===========  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     640,259      699,331     2,184,110    2,390,097     1,061,478    1,188,570
       Units issued......................      58,281       77,315       225,075      394,890       133,229      205,671
       Units redeemed....................    (177,157)    (136,387)     (731,976)    (600,877)     (310,801)    (332,763)
                                          -----------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of period...     521,383      640,259     1,677,209    2,184,110       883,906    1,061,478
                                          ===========  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Putnam Variable Trust    Putnam Variable Trust     Putnam Variable Trust
                                                  Sub-Account              Sub-Account               Sub-Account
                                           ------------------------  -----------------------  ------------------------
                                                      VT                        VT
                                                 International            International
                                                  Growth and                   New
                                                    Income                Opportunities             VT Investors
                                           ------------------------  -----------------------  ------------------------
                                               2008         2007         2008        2007         2008         2007
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    18,487  $    20,859  $     6,801  $  (13,169) $   (95,405) $  (154,650)
Net realized gains (losses)...............     412,632    1,138,492      (58,181)    176,408     (736,042)     148,733
Change in unrealized gains (losses).......  (2,044,781)    (888,098)  (1,125,408)    172,981   (3,626,259)    (914,500)
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (1,613,662)     271,253   (1,176,788)    336,220   (4,457,706)    (920,417)
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      14,150       16,882          813       1,500       29,803       67,294
Benefit payments..........................     (83,719)     (32,702)     (31,107)    (21,637)    (198,727)    (262,186)
Payments on termination...................    (584,036)  (1,081,281)    (354,035)   (570,972)  (2,133,499)  (2,974,919)
Contract maintenance charge...............        (581)        (147)        (478)       (112)      (5,594)      (4,040)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (109,155)     185,413     (243,169)    583,767     (663,397)     341,129
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (763,341)    (911,835)    (627,976)     (7,454)  (2,971,414)  (2,832,722)
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,377,003)    (640,582)  (1,804,764)    328,766   (7,429,120)  (3,753,139)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,002,491    4,643,073    3,066,182   2,737,416   13,067,107   16,820,246
                                           -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 1,625,488  $ 4,002,491  $ 1,261,418  $3,066,182  $ 5,637,987  $13,067,107
                                           ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     228,173      278,588      220,262     200,918    1,487,019    1,791,252
       Units issued.......................      19,798       30,021        9,549      77,736       48,854      149,389
       Units redeemed.....................     (73,453)     (80,436)     (71,709)    (58,392)    (469,210)    (453,622)
                                           -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of period....     174,518      228,173      158,102     220,262    1,066,663    1,487,019
                                           ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Putnam Variable Trust    Putnam Variable Trust     Putnam Variable Trust
                                                       Sub-Account              Sub-Account               Sub-Account
                                                 ----------------------  ------------------------  ------------------------
                                                       VT Mid Cap                VT Money                   VT New
                                                          Value                   Market                 Opportunities
                                                 ----------------------  ------------------------  ------------------------
                                                    2008        2007         2008         2007         2008         2007
                                                 ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (7,504) $    1,022  $   263,724  $   819,292  $   (83,786) $  (133,444)
Net realized gains (losses).....................     43,581     255,448           --           --     (971,767)    (750,337)
Change in unrealized gains (losses).............   (456,608)   (243,003)          --           --   (1,964,138)   1,356,388
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   (420,531)     13,467      263,724      819,292   (3,019,691)     472,607
                                                 ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     13,860      15,170      164,788      837,500       27,810       16,782
Benefit payments................................     (5,802)    (28,164)    (737,719)    (625,445)     (68,320)    (148,574)
Payments on termination.........................    (94,964)   (273,080)  (5,273,218)  (6,267,150)  (1,344,752)  (1,811,547)
Contract maintenance charge.....................       (179)       (146)    (120,413)    (113,382)      (3,588)      (1,686)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   (100,806)   (312,364)   2,255,137    4,790,939     (299,094)    (478,183)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (187,891)   (598,584)  (3,711,425)  (1,377,538)  (1,687,944)  (2,423,208)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (608,422)   (585,117)  (3,447,701)    (558,246)  (4,707,635)  (1,950,601)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,045,272   1,630,389   25,381,805   25,940,051    8,831,029   10,781,630
                                                 ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $  436,850  $1,045,272  $21,934,104  $25,381,805  $ 4,123,394  $ 8,831,029
                                                 ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     56,824      88,970    2,374,635    2,500,563      978,856    1,242,276
       Units issued.............................      7,619      13,008    1,094,967      980,519       23,469       44,140
       Units redeemed...........................    (22,248)    (45,154)  (1,441,233)  (1,106,447)    (253,891)    (307,560)
                                                 ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period..........     42,195      56,824    2,028,369    2,374,635      748,434      978,856
                                                 ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Putnam Variable Trust    Putnam Variable Trust     Putnam Variable Trust
                                                  Sub-Account              Sub-Account               Sub-Account
                                           ------------------------  -----------------------  ------------------------
                                                                             VT OTC &
                                                                             Emerging
                                                 VT New Value                 Growth                 VT Research
                                           ------------------------  -----------------------  ------------------------
                                               2008         2007         2008        2007         2008         2007
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    48,286  $   (50,473) $   (19,495) $  (29,948) $    (9,160) $   (53,616)
Net realized gains (losses)...............   1,875,639    1,924,803     (352,987)   (179,944)    (146,846)     189,634
Change in unrealized gains (losses).......  (8,691,530)  (2,854,198)    (487,267)    460,189   (1,525,283)    (126,420)
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (6,767,605)    (979,868)    (859,749)    250,297   (1,681,289)       9,598
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      78,334      721,804        2,571      10,311        3,075        6,465
Benefit payments..........................    (114,595)     (93,843)     (17,614)    (37,793)     (50,497)    (161,602)
Payments on termination...................  (1,324,205)  (1,826,781)    (372,033)   (302,704)    (798,308)  (1,015,038)
Contract maintenance charge...............     (32,231)     (30,619)        (323)        (13)      (2,347)      (1,799)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     863,739      794,316      (43,873)    113,059     (272,637)    (193,485)
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (528,958)    (435,123)    (431,272)   (217,140)  (1,120,714)  (1,365,459)
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (7,296,563)  (1,414,991)  (1,291,021)     33,157   (2,802,003)  (1,355,861)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,117,856   16,532,847    2,170,960   2,137,803    5,054,094    6,409,955
                                           -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 7,821,293  $15,117,856  $   879,939  $2,170,960  $ 2,252,091  $ 5,054,094
                                           ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     915,131      951,295      358,769     371,750      477,549      605,509
       Units issued.......................     154,221      134,211       15,798      57,666       20,826       36,945
       Units redeemed.....................    (211,876)    (170,375)    (102,290)    (70,647)    (151,365)    (164,905)
                                           -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of period....     857,476      915,131      272,277     358,769      347,010      477,549
                                           ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                                  Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                                                                VT
                                                                             Utilities
                                                 VT Small Cap               Growth and
                                                     Value                    Income                   VT Vista
                                           ------------------------  ------------------------  ------------------------
                                               2008         2007         2008         2007         2008         2007
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    12,553  $   (71,415) $    38,520  $    22,883  $   (51,420) $   (88,411)
Net realized gains (losses)...............     834,335    1,804,905      183,689      431,473     (296,977)     103,251
Change in unrealized gains (losses).......  (3,405,358)  (2,995,985)  (1,755,462)     472,713   (1,792,462)     176,655
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (2,558,470)  (1,262,495)  (1,533,253)     927,069   (2,140,859)     191,495
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       9,197       31,937        4,550        4,091       16,953       26,402
Benefit payments..........................     (88,067)     (59,382)     (27,467)    (174,487)    (152,521)    (108,389)
Payments on termination...................    (967,482)  (1,671,621)    (897,974)    (826,926)  (1,048,516)    (975,745)
Contract maintenance charge...............      (2,167)        (741)      (2,534)      (2,226)      (1,888)      (1,371)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (560,932)    (638,688)     111,907     (129,414)    (402,125)    (578,028)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,609,451)  (2,338,495)    (811,518)  (1,128,962)  (1,588,097)  (1,637,131)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,167,921)  (3,600,990)  (2,344,771)    (201,893)  (3,728,956)  (1,445,636)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,477,379   11,078,369    5,264,414    5,466,307    5,827,420    7,273,056
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,309,458  $ 7,477,379  $ 2,919,643  $ 5,264,414  $ 2,098,464  $ 5,827,420
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     350,647      443,656      320,740      394,124      522,745      687,592
       Units issued.......................      10,307       27,260       37,691       30,866       18,643       20,942
       Units redeemed.....................    (100,467)    (120,269)    (100,480)    (104,250)    (184,755)    (185,789)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     260,487      350,647      257,951      320,740      356,633      522,745
                                           ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                The Universal             The Universal
                                                   Putnam Variable Trust   Institutional Funds, Inc. Institutional Funds, Inc.
                                                        Sub-Account              Sub-Account               Sub-Account
                                                 ------------------------  -----------------------   -----------------------
                                                                                                          Van Kampen UIF
                                                                                Van Kampen UIF               Emerging
                                                        VT Voyager            Capital Growth (p)          Markets Equity
                                                 ------------------------  -----------------------   -----------------------
                                                     2008         2007         2008         2007         2008         2007
                                                 -----------  -----------  -----------   ----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (172,688) $  (272,618) $   (24,382)  $  (42,109) $   (17,542)  $  (18,173)
Net realized gains (losses).....................  (1,617,742)  (1,169,978)      67,186       98,507      375,920      576,329
Change in unrealized gains (losses).............  (3,973,602)   2,272,664   (1,251,083)     466,809   (1,300,168)      83,479
                                                 -----------  -----------  -----------   ----------  -----------   ----------
Increase (decrease) in net assets from
 operations.....................................  (5,764,032)     830,068   (1,208,279)     523,207     (941,790)     641,635
                                                 -----------  -----------  -----------   ----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      51,755      178,072        7,771       60,322           --          116
Benefit payments................................    (196,524)    (253,750)     (33,380)      (3,305)          --           --
Payments on termination.........................  (2,657,652)  (3,943,549)    (619,607)    (282,836)     (96,121)    (194,900)
Contract maintenance charge.....................     (17,324)     (16,250)      (3,332)      (3,574)        (789)        (500)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (910,702)  (1,247,506)     (69,216)     (81,078)     (14,013)    (483,975)
                                                 -----------  -----------  -----------   ----------  -----------   ----------
Increase (decrease) in net assets from contract
 transactions...................................  (3,730,447)  (5,282,983)    (717,764)    (310,471)    (110,923)    (679,259)
                                                 -----------  -----------  -----------   ----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (9,494,479)  (4,452,915)  (1,926,043)     212,736   (1,052,713)     (37,624)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  17,649,653   22,102,568    2,978,941    2,766,205    1,707,155    1,744,779
                                                 -----------  -----------  -----------   ----------  -----------   ----------
NET ASSETS AT END OF PERIOD..................... $ 8,155,174  $17,649,653  $ 1,052,898   $2,978,941  $   654,442   $1,707,155
                                                 ===========  ===========  ===========   ==========  ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,774,851    2,339,571      215,717      242,774       51,971       75,177
       Units issued.............................      52,482       66,437       18,041       13,932        2,549        4,724
       Units redeemed...........................    (506,928)    (631,157)     (82,301)     (40,989)      (7,473)     (27,930)
                                                 -----------  -----------  -----------   ----------  -----------   ----------
    Units outstanding at end of period..........   1,320,405    1,774,851      151,457      215,717       47,047       51,971
                                                 ===========  ===========  ===========   ==========  ===========   ==========

--------
(p)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      The Universal             The Universal              The Universal
                                                 Institutional Funds, Inc. Institutional Funds, Inc. Institutional Funds, Inc.
                                                       Sub-Account               Sub-Account                Sub-Account
                                                 ------------------------  ------------------------  ------------------------
                                                     Van Kampen UIF                                         Van Kampen
                                                      International            Van Kampen UIF            UIF U.S. Mid Cap
                                                         Magnum                Mid Cap Growth                  Value
                                                 ------------------------  ------------------------  ------------------------
                                                    2008         2007         2008         2007          2008         2007
                                                 ----------   ----------   ----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   14,703   $      766   $   (4,968)  $  (15,767)  $   (21,573) $   (41,413)
Net realized gains (losses).....................     74,998      172,596      182,458      145,790       959,801      816,860
Change in unrealized gains (losses).............   (560,266)     (42,701)    (663,149)      75,576    (2,701,737)    (458,139)
                                                 ----------   ----------   ----------   ----------   -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   (470,565)     130,661     (485,659)     205,599    (1,763,509)     317,308
                                                 ----------   ----------   ----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     11,352           --           75           90         9,818       19,443
Benefit payments................................     (3,359)      (7,836)      (2,030)          --       (76,045)     (17,252)
Payments on termination.........................    (96,720)    (286,529)     (93,872)    (112,642)     (363,152)    (749,415)
Contract maintenance charge.....................       (645)        (412)      (1,292)        (382)      (10,017)     (10,175)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     21,870      101,702      (46,736)    (124,833)       39,451     (243,243)
                                                 ----------   ----------   ----------   ----------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    (67,502)    (193,075)    (143,855)    (237,767)     (399,945)  (1,000,642)
                                                 ----------   ----------   ----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (538,067)     (62,414)    (629,514)     (32,168)   (2,163,454)    (683,334)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,039,188    1,101,602    1,075,588    1,107,756     4,448,119    5,131,453
                                                 ----------   ----------   ----------   ----------   -----------  -----------
NET ASSETS AT END OF PERIOD..................... $  501,121   $1,039,188   $  446,074   $1,075,588   $ 2,284,665  $ 4,448,119
                                                 ==========   ==========   ==========   ==========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     66,960       80,561       58,038       72,284       285,226      350,412
       Units issued.............................      6,156        9,481        1,485        3,766        24,340       58,615
       Units redeemed...........................    (13,424)     (23,082)     (13,678)     (18,012)      (56,650)    (123,801)
                                                 ----------   ----------   ----------   ----------   -----------  -----------
    Units outstanding at end of period..........     59,692       66,960       45,845       58,038       252,916      285,226
                                                 ==========   ==========   ==========   ==========   ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      The Universal        The Universal Institutional The Universal Institutional
                                                 Institutional Funds, Inc. Funds, Inc. (Class II)       Funds, Inc. (Class II)
                                                       Sub-Account               Sub-Account                 Sub-Account
                                                 ------------------------  --------------------------  --------------------------
                                                                                                            Van Kampen UIF
                                                                               Van Kampen UIF                  Emerging
                                                     Van Kampen UIF            Capital Growth                Markets Debt
                                                    U.S. Real Estate           (Class II) (q)                 (Class II)
                                                 ------------------------  --------------------------  --------------------------
                                                    2008         2007         2008          2007           2008          2007
                                                 ----------   ----------    ----------    ----------    -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   25,194   $   (7,994)  $  (15,775)   $  (21,663)   $   277,331    $  313,438
Net realized gains (losses).....................    434,033      440,418       44,459        61,998         14,149       166,564
Change in unrealized gains (losses).............   (976,016)    (785,113)    (670,803)      200,716     (1,123,888)     (223,547)
                                                 ----------   ----------    ----------    ----------    -----------   ----------
Increase (decrease) in net assets from
 operations.....................................   (516,789)    (352,689)    (642,119)      241,051       (832,408)      256,455
                                                 ----------   ----------    ----------    ----------    -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        100          120       13,067        11,082         32,080       133,662
Benefit payments................................    (13,114)     (62,455)     (90,310)       (4,123)       (20,995)      (31,959)
Payments on termination.........................   (149,301)    (434,938)    (125,396)      (97,285)      (263,036)     (247,239)
Contract maintenance charge.....................     (1,281)        (647)      (2,514)       (3,145)       (22,222)      (21,529)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (94,909)       2,183       66,523       (33,837)      (504,782)        3,365
                                                 ----------   ----------    ----------    ----------    -----------   ----------
Increase (decrease) in net assets from contract
 transactions...................................   (258,505)    (495,737)    (138,630)     (127,308)      (778,955)     (163,700)
                                                 ----------   ----------    ----------    ----------    -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (775,294)    (848,426)    (780,749)      113,743     (1,611,363)       92,755
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,536,369    2,384,795    1,422,453     1,308,710      5,427,182     5,334,427
                                                 ----------   ----------    ----------    ----------    -----------   ----------
NET ASSETS AT END OF PERIOD..................... $  761,075   $1,536,369   $  641,704    $1,422,453    $ 3,815,819    $5,427,182
                                                 ==========   ==========    ==========    ==========    ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     60,280       75,359       90,243        99,244        290,104       299,786
       Units issued.............................      2,318        6,978       24,140         5,505         17,731        29,184
       Units redeemed...........................    (13,956)     (22,057)     (32,615)      (14,506)       (64,233)      (38,866)
                                                 ----------   ----------    ----------    ----------    -----------   ----------
    Units outstanding at end of period..........     48,642       60,280       81,768        90,243        243,602       290,104
                                                 ==========   ==========    ==========    ==========    ===========   ==========

--------
(q)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 The Universal Institutional The Universal Institutional
                                                  Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                                       Sub-Account                 Sub-Account
                                                 --------------------------  --------------------------
                                                      Van Kampen UIF              Van Kampen UIF
                                                     Emerging Markets               Equity and
                                                    Equity (Class II)           Income (Class II)
                                                 --------------------------  --------------------------
                                                     2008          2007          2008          2007
                                                  -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (22,587)   $  (22,439)  $    29,985    $   13,470
Net realized gains (losses).....................     447,726       420,721        57,020       320,181
Change in unrealized gains (losses).............  (1,535,395)      234,644    (1,390,075)     (238,207)
                                                  -----------   ----------    -----------   ----------
Increase (decrease) in net assets from
 operations.....................................  (1,110,256)      632,926    (1,303,070)       95,444
                                                  -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         200        25,496         5,300       618,762
Benefit payments................................          --            --       (49,804)     (130,268)
Payments on termination.........................     (83,895)     (229,854)     (616,611)     (779,801)
Contract maintenance charge.....................      (7,067)       (8,975)      (13,909)      (16,849)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      41,612      (108,275)     (333,391)      546,817
                                                  -----------   ----------    -----------   ----------
Increase (decrease) in net assets from contract
 transactions...................................     (49,150)     (321,608)   (1,008,415)      238,661
                                                  -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,159,406)      311,318    (2,311,485)      334,105
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   1,968,384     1,657,066     6,210,627     5,876,522
                                                  -----------   ----------    -----------   ----------
NET ASSETS AT END OF PERIOD..................... $   808,978    $1,968,384   $ 3,899,142    $6,210,627
                                                  ===========   ==========    ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................      44,473        51,810       460,122       436,636
       Units issued.............................       3,019         3,135        77,088       119,208
       Units redeemed...........................      (4,614)      (10,472)     (155,991)      (95,722)
                                                  -----------   ----------    -----------   ----------
    Units outstanding at end of period..........      42,878        44,473       381,219       460,122
                                                  ===========   ==========    ===========   ==========

                                                 The Universal Institutional
                                                  Funds, Inc. (Class II)
                                                       Sub-Account
                                                 --------------------------
                                                      Van Kampen UIF
                                                          Global
                                                   Franchise (Class II)
                                                 --------------------------
                                                     2008          2007
                                                  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $     9,371    $ (147,140)
Net realized gains (losses).....................     380,868     1,049,564
Change in unrealized gains (losses).............  (3,131,723)     (223,010)
                                                  -----------   ----------
Increase (decrease) in net assets from
 operations.....................................  (2,741,484)      679,414
                                                  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      10,707       714,228
Benefit payments................................     (13,369)       (9,153)
Payments on termination.........................    (515,156)     (618,368)
Contract maintenance charge.....................     (33,706)      (30,300)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (417,418)      610,622
                                                  -----------   ----------
Increase (decrease) in net assets from contract
 transactions...................................    (968,942)      667,029
                                                  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,710,426)    1,346,443
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   9,689,953     8,343,510
                                                  -----------   ----------
NET ASSETS AT END OF PERIOD..................... $ 5,979,527    $9,689,953
                                                  ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     584,602       540,625
       Units issued.............................      78,938       144,115
       Units redeemed...........................    (148,245)     (100,138)
                                                  -----------   ----------
    Units outstanding at end of period..........     515,295       584,602
                                                  ===========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal Institutional The Universal Institutional The Universal Institutional
                                           Funds, Inc. (Class II)       Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                               Sub-Account                   Sub-Account                 Sub-Account
                                           --------------------------  --------------------------  --------------------------
                                             Van Kampen UIF                                             Van Kampen UIF
                                              Int'l Growth                  Van Kampen UIF              Small Company
                                            Equity (Class II)          Mid Cap Growth (Class II)      Growth (Class II)
                                           --------------------------  --------------------------  --------------------------
                                               2008          2007          2008          2007          2008          2007
                                             --------      --------     -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,659)     $ (1,168)     $   (34,654)   $  (74,683)  $   (27,364)   $  (37,905)
Net realized gains (losses)...............   (7,378)        3,072        1,024,266       411,058       127,942       253,962
Change in unrealized gains (losses).......  (58,866)        5,318       (3,446,205)      536,295      (997,062)     (183,761)
                                             --------      --------     -----------   ----------    -----------   ----------
Increase (decrease) in net assets from
 operations...............................  (67,903)        7,222       (2,456,593)      872,670      (896,484)       32,296
                                             --------      --------     -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --            --           94,368       818,257        32,832        37,173
Benefit payments..........................       --            --          (28,015)      (16,534)       (5,592)           --
Payments on termination...................     (247)           --         (516,526)     (370,225)      (74,727)     (140,242)
Contract maintenance charge...............     (528)         (550)         (21,959)      (19,630)       (7,147)       (8,299)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   26,407        32,597          366,324       315,105       (71,376)      (35,808)
                                             --------      --------     -----------   ----------    -----------   ----------
Increase (decrease) in net assets from
 contract transactions....................   25,632        32,047         (105,808)      726,973      (126,010)     (147,176)
                                             --------      --------     -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (42,271)       39,269       (2,562,401)    1,599,643    (1,022,494)     (114,880)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  108,418        69,149        5,384,821     3,785,178     2,235,184     2,350,064
                                             --------      --------     -----------   ----------    -----------   ----------
NET ASSETS AT END OF PERIOD............... $ 66,147      $108,418      $ 2,822,420    $5,384,821   $ 1,212,690    $2,235,184
                                             ========      ========     ===========   ==========    ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    8,979         6,441          363,537       278,828       117,185       124,351
       Units issued.......................    3,237         2,966          150,722       152,734         8,890         6,161
       Units redeemed.....................   (1,418)         (428)        (134,905)      (68,025)      (17,165)      (13,327)
                                             --------      --------     -----------   ----------    -----------   ----------
    Units outstanding at end of period....   10,798         8,979          379,354       363,537       108,910       117,185
                                             ========      ========     ===========   ==========    ===========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 The Universal Institutional The Universal Institutional     Van Kampen Life
                                                  Funds, Inc. (Class II)      Funds, Inc. (Class II)         Investment Trust
                                                       Sub-Account                  Sub-Account                Sub-Account
                                                 --------------------------  --------------------------  -----------------------
                                                      Van Kampen UIF              Van Kampen UIF
                                                       U.S. Mid Cap                  U.S. Real                     LIT
                                                     Value (Class II)            Estate (Class II)          Capital Growth (r)
                                                 --------------------------  --------------------------  -----------------------
                                                     2008          2007          2008          2007          2008        2007
                                                  -----------   ----------   -----------   -----------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (51,493)   $  (82,204)  $   112,312   $   (70,534)  $   (12,626) $  (28,785)
Net realized gains (losses).....................   1,672,924     1,084,728     2,974,338     1,503,709      (101,589)    (77,846)
Change in unrealized gains (losses).............  (4,744,293)     (558,199)   (6,477,194)   (3,714,864)     (811,727)    416,255
                                                  -----------   ----------   -----------   -----------   -----------  ----------
Increase (decrease) in net assets from
 operations.....................................  (3,122,862)      444,325    (3,390,544)   (2,281,689)     (925,942)    309,624
                                                  -----------   ----------   -----------   -----------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      66,980       508,427        61,949       355,530         3,322       6,156
Benefit payments................................      (8,821)      (13,552)      (82,670)      (35,882)      (19,278)     (4,179)
Payments on termination.........................    (650,623)     (809,611)     (554,296)     (881,205)     (295,515)   (306,981)
Contract maintenance charge.....................     (30,061)      (29,339)      (37,726)      (43,499)       (1,055)     (1,194)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     133,442       165,411      (450,027)      873,367       (85,559)    (20,682)
                                                  -----------   ----------   -----------   -----------   -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (489,083)     (178,664)   (1,062,770)      268,311      (398,085)   (326,879)
                                                  -----------   ----------   -----------   -----------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,611,945)      265,661    (4,453,314)   (2,013,378)   (1,324,027)    (17,255)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,919,928     7,654,267    10,656,921    12,670,299     2,195,415   2,212,670
                                                  -----------   ----------   -----------   -----------   -----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 4,307,983    $7,919,928   $ 6,203,607   $10,656,921   $   871,388  $2,195,415
                                                  ===========   ==========   ===========   ===========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     462,007       462,265       441,010       428,120       247,987     280,209
       Units issued.............................     103,262        94,116       114,222        54,843        23,700      11,296
       Units redeemed...........................    (123,950)      (94,374)     (135,111)      (41,953)      (71,762)    (43,518)
                                                  -----------   ----------   -----------   -----------   -----------  ----------
    Units outstanding at end of period..........     441,319       462,007       420,121       441,010       199,925     247,987
                                                  ===========   ==========   ===========   ===========   ===========  ==========

--------
(r)Previously known as Strat Growth I

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Van Kampen Life        Van Kampen Life        Van Kampen Life
                                               Investment Trust        Investment Trust      Investment Trust
                                                  Sub-Account            Sub-Account            Sub-Account
                                           ------------------------  -------------------  ----------------------
                                                                                                 LIT Money
                                                 LIT Comstock           LIT Government            Market
                                           ------------------------  -------------------  ----------------------
                                               2008         2007        2008      2007       2008        2007
                                           -----------  -----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    51,167  $    32,259  $  16,840  $ 19,167  $   18,589  $   67,218
Net realized gains (losses)...............     126,966      454,176     (7,755)   (2,350)         --          --
Change in unrealized gains (losses).......  (1,820,965)    (627,796)   (11,334)   13,352          --          --
                                           -----------  -----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................  (1,642,832)    (141,361)    (2,249)   30,169      18,589      67,218
                                           -----------  -----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       4,524       13,915      2,894     2,874       4,396       8,526
Benefit payments..........................     (22,825)     (62,697)        --        --          --      (9,207)
Payments on termination...................    (559,988)  (1,216,775)   (63,233)  (85,449)   (830,688)   (494,586)
Contract maintenance charge...............      (1,842)      (2,286)      (190)     (173)       (707)       (485)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (149,919)    (142,950)   (72,754)   19,979   1,602,812     610,923
                                           -----------  -----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (730,050)  (1,410,793)  (133,283)  (62,769)    775,813     115,171
                                           -----------  -----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,372,882)  (1,552,154)  (135,532)  (32,600)    794,402     182,389
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,954,626    6,506,780    516,103   548,703   2,132,177   1,949,788
                                           -----------  -----------  ---------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 2,581,744  $ 4,954,626  $ 380,571  $516,103  $2,926,579  $2,132,177
                                           ===========  ===========  =========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     338,653      432,077     42,420    47,802     192,185     181,735
       Units issued.......................      11,892       29,292      3,858     2,097     297,353     150,231
       Units redeemed.....................     (72,491)    (122,716)   (15,168)   (7,479)   (227,717)   (139,781)
                                           -----------  -----------  ---------  --------  ----------  ----------
    Units outstanding at end of period....     278,054      338,653     31,110    42,420     261,821     192,185
                                           ===========  ===========  =========  ========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Van Kampen               Van Kampen                Van Kampen
                                               Life Investment           Life Investment           Life Investment
                                               Trust (Class II)         Trust (Class II)          Trust (Class II)
                                                 Sub-Account               Sub-Account               Sub-Account
                                           -----------------------  ------------------------  ------------------------
                                                 LIT Capital              LIT Comstock             LIT Growth and
                                            Growth (Class II) (s)          (Class II)             Income (Class II)
                                           -----------------------  ------------------------  ------------------------
                                               2008        2007         2008         2007         2008         2007
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (33,530) $  (53,296) $   117,415  $       203  $    35,204  $   (25,946)
Net realized gains (losses)...............      61,152     142,584      435,327    1,160,847      166,120    1,012,550
Change in unrealized gains (losses).......  (1,578,531)    388,454   (7,580,326)  (1,996,624)  (4,519,147)    (835,949)
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (1,550,909)    477,742   (7,027,584)    (835,574)  (4,317,823)     150,655
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      28,410      47,650       50,542      285,261       53,391      154,104
Benefit payments..........................     (54,178)     (4,108)    (178,672)    (216,510)    (117,119)    (120,287)
Payments on termination...................    (260,467)   (287,547)  (1,498,646)  (2,734,626)    (939,992)  (1,935,383)
Contract maintenance charge...............      (9,072)    (10,825)     (67,627)     (76,081)     (50,684)     (55,648)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      28,496    (252,463)     (11,662)     (51,830)    (102,854)    (102,282)
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (266,811)   (507,293)  (1,706,065)  (2,793,786)  (1,157,258)  (2,059,496)
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,817,720)    (29,551)  (8,733,649)  (3,629,360)  (5,475,081)  (1,908,841)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,374,614   3,404,165   20,338,505   23,967,865   13,553,503   15,462,344
                                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 1,556,894  $3,374,614  $11,604,856  $20,338,505  $ 8,078,422  $13,553,503
                                           ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     236,788     275,866    1,434,814    1,610,725      770,663      888,066
       Units issued.......................      30,504       6,248      111,004      109,201       89,946       78,364
       Units redeemed.....................     (49,136)    (45,326)    (245,731)    (285,112)    (171,787)    (195,767)
                                           -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     218,156     236,788    1,300,087    1,434,814      688,822      770,663
                                           ===========  ==========  ===========  ===========  ===========  ===========

--------
(s)Previously known as Strat Growth II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Van Kampen               Van Kampen
                                                     Life Investment          Life Investment
                                                     Trust (Class II)         Trust (Class II)     Wells Fargo Variable
                                                       Sub-Account              Sub-Account         Trust Sub-Account
                                                 -----------------------  -----------------------  -------------------
                                                                                                       Wells Fargo
                                                    LIT Mid Cap Growth           LIT Money              Advantage
                                                 Portfolio (Class II) (t)    Market (Class II)     VT Asset Allocation
                                                 -----------------------  -----------------------  -------------------
                                                     2008        2007         2008        2007        2008      2007
                                                 -----------  ----------  -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (21,420) $  (29,995) $    28,147  $  287,245  $   6,706  $  6,513
Net realized gains (losses).....................     453,053     205,479           --          --     22,807    26,850
Change in unrealized gains (losses).............  (1,232,381)    103,705           --          --   (215,713)    7,999
                                                 -----------  ----------  -----------  ----------  ---------  --------
Increase (decrease) in net assets from
 operations.....................................    (800,748)    279,189       28,147     287,245   (186,200)   41,362
                                                 -----------  ----------  -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      28,375      61,845       64,834     134,488      2,525     3,500
Benefit payments................................     (37,932)         --      (87,931)    (47,439)        --    (7,155)
Payments on termination.........................    (116,924)   (125,579)  (1,137,886)   (574,873)  (164,282)  (65,830)
Contract maintenance charge.....................      (5,623)     (6,969)     (37,653)    (45,919)      (421)     (426)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (16,091)   (180,058)    (878,189)    148,998     79,799    13,420
                                                 -----------  ----------  -----------  ----------  ---------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (148,195)   (250,761)  (2,076,825)   (384,745)   (82,379)  (56,491)
                                                 -----------  ----------  -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (948,943)     28,428   (2,048,678)    (97,500)  (268,579)  (15,129)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   1,792,532   1,764,104    9,200,135   9,297,635    629,594   644,723
                                                 -----------  ----------  -----------  ----------  ---------  --------
NET ASSETS AT END OF PERIOD..................... $   843,589  $1,792,532  $ 7,151,457  $9,200,135  $ 361,015  $629,594
                                                 ===========  ==========  ===========  ==========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     113,678     126,611      871,489     906,248     50,069    54,477
       Units issued.............................       9,071       6,976      336,094     234,695     17,689     1,997
       Units redeemed...........................     (19,727)    (19,909)    (531,476)   (269,454)   (26,747)   (6,405)
                                                 -----------  ----------  -----------  ----------  ---------  --------
    Units outstanding at end of period..........     103,022     113,678      676,107     871,489     41,011    50,069
                                                 ===========  ==========  ===========  ==========  =========  ========

--------
(t)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  Wells Fargo Variable  Wells Fargo Variable
                                                                    Trust Sub-Account    Trust Sub-Account
                                                                  --------------------  -------------------
                                                                                        Wells Fargo Advantage
                                                                  Wells Fargo Advantage   VT Large Company
                                                                    VT Equity Income            Core
                                                                  --------------------  -------------------
                                                                     2008       2007       2008       2007
                                                                  ---------  ---------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   2,300  $     999  $    (546)  $ (7,355)
Net realized gains (losses)......................................    20,656     54,033      6,966      2,938
Change in unrealized gains (losses)..............................  (181,750)   (48,229)  (223,814)     4,630
                                                                  ---------  ---------  ---------   --------
Increase (decrease) in net assets from operations................  (158,794)     6,803   (217,394)       213
                                                                  ---------  ---------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................       250         --         --         --
Benefit payments.................................................   (18,097)        --         --         --
Payments on termination..........................................   (32,753)   (98,453)    (7,511)    (3,893)
Contract maintenance charge......................................      (152)      (155)       (58)       (59)
Transfers among the sub-accounts and with the Fixed Account--net.    36,470     (8,560)   (41,765)    71,652
                                                                  ---------  ---------  ---------   --------
Increase (decrease) in net assets from contract transactions.....   (14,282)  (107,168)   (49,334)    67,700
                                                                  ---------  ---------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS................................  (173,076)  (100,365)  (266,728)    67,913
NET ASSETS AT BEGINNING OF PERIOD................................   413,146    513,511    589,258    521,345
                                                                  ---------  ---------  ---------   --------
NET ASSETS AT END OF PERIOD...................................... $ 240,070  $ 413,146  $ 322,530   $589,258
                                                                  =========  =========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    31,458     39,693     76,613     68,482
       Units issued..............................................    20,278         --      2,110      8,928
       Units redeemed............................................   (22,600)    (8,235)    (8,561)      (797)
                                                                  ---------  ---------  ---------   --------
    Units outstanding at end of period...........................    29,136     31,458     70,162     76,613
                                                                  =========  =========  =========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Organization

   Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate New York completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate New York's contractual obligations to the contractholders. Allstate New York continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and services agreements are to Allstate New York. . Allstate New York issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    .  AIM Lifetime Plus/(sm)/ ("Lifetime Plus") - (C)
    .  AIM Lifetime Plus/(sm)/ II ("Lifetime Plus II") - (C)
    .  AIM Lifetime Enhanced Choice ("Enhanced Choice") - (C)
    .  AIM Lifetime America Series ("America Series") - (C)
    .  Scudder Horizon Advantage ("Scudder") - (C)
    .  Putnam Allstate Advisor ("Putnam") - (C)
    .  Putnam Allstate Advisor Plus ("Putnam Plus") - (C)
    . Putnam Allstate Advisor Preferred ("Putnam Preferred") - (C) . Allstate Custom Portfolio ("Custom") - (C)
    .  AFA SelectDirections ("SelectDirections") - (C)
    .  Allstate Provider ("Provider") - (C)
    .  Provider Ultra ("Ultra") - (C)
    .  Allstate Advisor ("Advisor")
    .  Allstate Advisor Plus ("Advisor Plus")
    .  Allstate Advisor Preferred ("Advisor Preferred")
    .  Allstate Variable Annuity II - (C)
    .  Allstate Variable Annuity 3 Asset Manager - (C)
    .  Allstate Variable Annuity 3 - (C)
    .  Preferred Client Variable Annuity - (C)
    .  Morgan Stanley Advisor - (C)
    .  Advisor Preferred - (C)
    .  Allstate Variable Annuity I - (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                    Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended            AST Investment Grade Bond (For the period
  December 31, 2008):                                           beginning January 28, 2008 and ended
    AST Academic Strategies Asset Allocation                    December 31, 2008)
       (Previously known as AST Balanced Asset              AST JPMorgan International Equity*
       Allocation Portfolio)                                AST Large-Cap Value*
   AST Advanced Strategies                                  AST Lord Abbett Bond-Debenture*
   AST Aggressive Asset Allocation*                          AST Marsico Capital Growth
   AST AllianceBernstein Core Value*                         AST MFS Global Equity*
   AST AllianceBernstein Growth & Income                     AST MFS Growth*
   AST American Century Income & Growth*                     AST Mid-Cap Value*
    AST Balanced Asset Allocation (Previously known          AST Money Market*
       as AST Conservative Asset Allocation                  AST Neuberger Berman/LSV Mid-Cap Value
       Portfolio)*                                              (Previously known as AST Neuberger
    AST Bond Portfolio 2018 (For the period                     Berman Mid-Cap Value)
       beginning January 28, 2008 and ended                  AST Neuberger Berman Mid-Cap Growth
       December 31, 2008)*                                   AST Neuberger Berman Small-Cap Growth*
    AST Bond Portfolio 2019 (For the period                  AST Niemann Capital Growth Asset Allocation*
       beginning January 28, 2008 and ended                  AST Parametric Emerging Markets Equity*
       December 31, 2008)*                                   AST PIMCO Limited Maturity Bond*
   AST Capital Growth Asset Allocation*                      AST PIMCO Total Return Bond*
   AST CLS Growth Asset Allocation*                          AST Preservation Asset Allocation
   AST CLS Moderate Asset Allocation*                        AST QMA US Equity Alpha (Previously known
   AST Cohen & Steers Realty*                                   as AST AllianceBernstein Managed
   AST DeAm Large-Cap Value*                                    Index 500 Portfolio)*
    AST DeAm Small-Cap Value (For the period                 AST Schroders Multi-Asset World Strategies
       beginning January 1, 2008 and ended                      (Previously known as AST American
       July 18, 2008)                                           Century Strategic Allocation)
   AST Federated Aggressive Growth                           AST Small-Cap Growth*
   AST First Trust Balanced Target                           AST Small-Cap Value*
   AST First Trust Capital Appreciation Target*              AST T. Rowe Price Asset Allocation*
    AST Focus Four Plus Portfolio (For the period            AST T. Rowe Price Global Bond*
       beginning July 21, 2008 and ended                     AST T. Rowe Price Large-Cap Growth*
       December 31, 2008)*                                   AST T. Rowe Price Natural Resources*
    AST Global Real Estate (For the period beginning         AST UBS Dynamic Alpha
       July 21, 2008 and ended December 31, 2008)*           AST Western Assets Core Plus Bond (For period
   AST Goldman Sachs Concentrated Growth*                       beginning November 19, 2007, and ended
   AST Goldman Sachs Mid-Cap Growth*                            December 31, 2008)*
   AST Goldman Sachs Small-Cap Value*
   AST High Yield*                                       AIM Variable Insurance Funds
   AST Horizon Growth Asset Allocation*                      AIM V. I. Basic Balanced
   AST Horizon Moderate Asset Allocation*                    AIM V. I. Basic Value
   AST International Growth                                  AIM V. I. Capital Appreciation
   AST International Value                                   AIM V. I. Capital Development

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds (continued)                 Dreyfus Socially Responsible Growth Fund, Inc
    AIM V. I. Core Equity                                   Dreyfus Socially Responsible Growth Fund
    AIM V. I. Diversified Income
    AIM V. I. Government Securities                      Dreyfus Stock Index Fund
    AIM V. I. High Yield                                    Dreyfus Stock Index Fund
    AIM V. I. International Growth
    AIM V. I. Large Cap Growth                           Dreyfus Variable Investment Fund
    AIM V. I. Mid Cap Core Equity                           VIF Appreciation
    AIM V. I. Money Market                                  VIF Growth & Income*
    AIM V. I. Technology                                    VIF Money Market
    AIM V. I. Utilities
                                                         DWS Variable Investment Series I
AIM Variable Insurance Funds Series II                      DWS Bond VIP A
    AIM V. I. Basic Balanced II                             DWS Capital Growth VIP A
    AIM V. I. Basic Value II                                DWS Global Opportunities VIP*
    AIM V. I. Capital Appreciation II                       DWS Growth and Income VIP A
    AIM V. I. Capital Development II                        DWS International VIP A
    AIM V. I. Core Equity II
    AIM V. I. Diversified Income II                      DWS Variable Investment Series II
    AIM V. I. Government Securities II                      DWS Balanced VIP A II*
    AIM V. I. High Yield II                                 DWS Money Market VIP A II
    AIM V. I. International Growth II                       DWS Small Cap Growth VIP A II
    AIM V. I. Large Cap Growth II
    AIM V. I. Mid Cap Core Equity II                     Fidelity Variable Insurance Products Fund
    AIM V. I. Money Market II                               VIP Contrafund
   AIM V. I. Technology II                                  VIP Equity-Income
   AIM V. I. Utilities II                                   VIP Growth
                                                            VIP Growth Opportunities
AllianceBernstein Variable Product Series Fund              VIP High Income
    AllianceBernstein VPS Growth (Previously known          VIP Index 500
       as AllianceBernstein Growth)                         VIP Investment Grade Bond
    AllianceBernstein VPS Growth & Income                   VIP Overseas
       (Previously known as AllianceBernstein
       Growth & Income)                                  Fidelity Variable Insurance Products Fund
    AllianceBernstein VPS International Value            (Service Class 2)
       (Previously known as AllianceBernstein               VIP Contrafund (Service Class 2)
       International Value)                                 VIP Freedom 2010 Portfolio (Service Class 2)
    AllianceBernstein VPS Large Cap Growth                  VIP Freedom 2020 Portfolio (Service Class 2)
       (Previously known as AllianceBernstein Large         VIP Freedom 2030 Portfolio (Service Class 2)
       Cap Growth)                                           VIP Freedom Income Portfolio (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value               VIP Growth & Income (Service Class 2)
       (Previously known as AllianceBernstein                VIP Growth Stock Portfolio (Service Class 2)
       Small/Mid Cap Value)                                     (Previously known as VIP Freedom Growth
    AllianceBernstein VPS Utility Income (Previously            Stock Portfolio (Service Class 2))
       known as AllianceBernstein Utility Income)           VIP High Income (Service Class 2)
    AllianceBernstein VPS Value (Previously known           VIP Index 500 (Service Class 2)
       as AllianceBernstein Value)                          VIP MidCap (Service Class 2)
                                                            VIP Money Market (Service Class 2)
Delaware Group Premium Fund, Inc
   Delaware VIP GP Small Cap Value                       Franklin Templeton Variable Insurance Products
   Delaware VIP GP Trend                                 Trust
                                                            Franklin Flex Cap Growth Securities
                                                            Franklin Growth and Income Securities

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products         Morgan Stanley Variable Investment Series
Trust (continued)                                      (continued)
   Franklin High Income Securities                         Income Plus (Previously known as Quality
   Franklin Income Securities                                 Income Plus)
   Franklin Large Cap Growth Securities                   Limited Duration
   Franklin Small Cap Value Securities                    Money Market
   Franklin Small Mid-Cap Growth Securities*              S&P 500 Index
   Franklin U.S. Government                               Strategist
   Mutual Discovery Securities                            Utilities
   Mutual Shares Securities
   Templeton Developing Markets Securities             Morgan Stanley Variable Investment Series
   Templeton Foreign Securities                        (Class Y Shares)
    Templeton Global Asset Allocation (Previously         Aggressive Equity (Class Y Shares)
       known as Templeton Asset Strategy)                 Dividend Growth (Class Y Shares)
    Franklin Templeton VIP Founding Funds                  Capital Opportunities (Class Y Shares)
       Allocation (For the period beginning May 1,            (Previously known as Equity (Class Y
       2008 and ended December 31, 2008)                      Shares))
                                                           European Equity (Class Y Shares) (Previously
Goldman Sachs Variable Insurance Trust                        known as European Growth (Class Y
   VIT Growth and Income                                      Shares))
   VIT Mid Cap Value                                      Global Advantage (Class Y Shares)
   VIT Structured Small Cap Equity Fund                   Global Dividend Growth (Class Y Shares)
   VIT Structured U.S. Equity Fund                        High Yield (Class Y Shares)
                                                          Income Builder (Class Y Shares)
Lord Abbett Series Fund                                    Income Plus (Class Y Shares) (Previously known
   All Value                                                  as Quality Income Plus (Class Y Shares))
   Bond-Debenture                                         Limited Duration (Class Y Shares)
   Growth and Income                                      Money Market (Class Y Shares)
   Growth Opportunities                                   S&P 500 Index (Class Y Shares)
   Mid-Cap Value                                           Strategist (Class Y Shares)
                                                          Utilities (Class Y Shares)
MFS Variable Insurance Trust
    MFS Growth (Previously known as MFS Emerging       Oppenheimer Variable Account Funds
       Growth)*                                           Oppenheimer Capital Appreciation
   MFS High Income                                        Oppenheimer Core Bond
   MFS Investors Trust                                    Oppenheimer Global Securities
   MFS New Discovery                                      Oppenheimer High Income
   MFS Research Bond                                      Oppenheimer Main Street
                                                           Oppenheimer Main Street Small Cap (Previously
Morgan Stanley Variable Investment Series                     known as Oppenheimer Main Street Small
   Aggressive Equity                                          Cap Growth)
   Dividend Growth                                        Oppenheimer MidCap Fund
    Capital Opportunities (Previously known as            Oppenheimer Strategic Bond
       Equity)
    European Equity (Previously known as European      Oppenheimer Variable Account Funds
       Growth)                                         (Service Shares ("SS"))
   Global Advantage                                       Oppenheimer Balanced (SS)
   Global Dividend Growth                                 Oppenheimer Capital Appreciation (SS)
   High Yield                                             Oppenheimer Core Bond (SS)
   Income Builder                                         Oppenheimer Global Securities (SS)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Oppenheimer Variable Account Funds               Putnam Variable Trust (continued)
(Service Shares ("SS")) (continued)                 VT International New Opportunities
   Oppenheimer High Income (SS)                     VT Investors
   Oppenheimer Main Street (SS)                     VT Mid Cap Value
    Oppenheimer Main Street Small Cap (SS)          VT Money Market
       (Previously known as Oppenheimer Main        VT New Opportunities
       Street Small Cap Growth (SC))                VT New Value
   Oppenheimer MidCap Fund (SS)                     VT OTC & Emerging Growth
   Oppenheimer Strategic Bond (SS)                  VT Research
                                                    VT Small Cap Value
PIMCO Variable Insurance Trust                      VT Utilities Growth and Income
   PIMCO VIT Commodity Real Return Strategy         VT Vista
    PIMCO VIT Emerging Markets Bond (Advisor        VT Voyager
       Shares)
   PIMCO VIT Real Return (Advisor Shares)        The Universal Institutional Funds, Inc.
   PIMCO VIT Total Return (Advisor Shares)          Van Kampen UIF Emerging Markets Equity
                                                     Van Kampen UIF Capital Growth (Previously
ProFunds VP                                             known as Van Kampen UIF Equity Growth)
   ProFund VP Consumer Services*                    Van Kampen UIF International Magnum
   ProFund VP Consumer Goods Portfolio*             Van Kampen UIF Mid Cap Growth
   ProFund VP Financials*                           Van Kampen UIF U.S. Mid Cap Value
   ProFund VP Health Care*                          Van Kampen UIF U.S. Real Estate
   ProFund VP Industrials*
   ProFund VP Mid-Cap Growth*                    The Universal Institutional Funds, Inc. (Class II)
   ProFund VP Mid-Cap Value*                         Van Kampen UIF Emerging Markets Debt
   ProFund VP Real Estate*                              (Class II)
   ProFund VP Small-Cap Growth*                      Van Kampen UIF Emerging Markets Equity
   ProFund VP Small-Cap Value*                          (Class II)
   ProFund VP Telecommunications*                   Van Kampen UIF Equity and Income (Class II)
   ProFund VP Utilities*                             Van Kampen UIF Capital Growth (Class II)
   ProFund VP Large-Cap Growth*                         (Previously known as Van Kampen UIF
   ProFund VP Large-Cap Value*                          Equity Growth (Class II))
                                                    Van Kampen UIF Global Franchise (Class II)
Putnam Variable Trust                               Van Kampen UIF Int'l Growth Equity (Class II)
   VT American Government Income                    Van Kampen UIF Mid Cap Growth (Class II)
   VT Capital Appreciation                           Van Kampen UIF Small Company Growth
   VT Capital Opportunities                             (Class II)
   VT Discovery Growth                              Van Kampen UIF U.S. Mid Cap Value (Class II)
   VT Diversified Income                            Van Kampen UIF U.S. Real Estate (Class II)
   VT Equity Income
   VT The George Putnam Fund of Boston           Van Kampen Life Investment Trust
   VT Global Asset Allocation                        LIT Capital Growth (Previously known as LIT
   VT Global Equity                                     Strat Growth)
   VT Growth and Income                             LIT Comstock
   VT Growth Opportunities                          LIT Government
   VT Health Sciences                               LIT Money Market
   VT High Yield
   VT Income                                     Van Kampen Life Investment Trust (Class II)
   VT International Equity                           Lit Capital Growth (Class II) (Previously known
   VT International Growth and Income                   as LIT Strat Growth II)
                                                    LIT Comstock (Class II)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Van Kampen Life Investment Trust (Class II)           Wells Fargo Variable Trust
(continued)                                              Wells Fargo Advantage VT Asset Allocation
   LIT Growth and Income (Class II)                      Wells Fargo Advantage VT Equity Income
    LIT Mid Cap Growth Portfolio (Class II)               Wells Fargo Advantage VT Large Company
       (Previously known as LIT Aggressive Growth            Core
       (Class II))
   LIT Money Market (Class II)

--------
*  Fund was available, but no net assets as of December 31, 2008.

   The net assets are affected by the investment results of each mutual fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Account adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have an effect on the Account's determination of fair value.

   In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. SFAS
No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Financial assets are recorded on the Statements of Net Assets at fair value as of December 31, 2008 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

Level 1:    Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Financial assets whose values are based on the following:
            a) Quoted prices for similar assets in active markets;
            b) Quoted prices for identical or similar assets in non-active markets.

Level 3:    Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983 a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate New York and may result in additional amounts being transferred into the variable annuity account by Allstate New York to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate New York but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate New York. A payable is established for amounts payable to Allstate New York from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2008 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

   Adopted Accounting Standard--In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. The Account adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Account adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have an effect on the Account's financial statements.

3.  Expenses

   Withdrawal charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for the Scudder Horizon Advantage which does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 1%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The amounts are included in payments on terminations but are remitted to Allstate New York.

   Mortality and Expense Risk Charge--Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 2.10% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   Administrative Expense Charge--Allstate New York deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate New York deducts an annual maintenance charge at a rate up to $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2008 were as follows:

                                                                  Purchases
                                                                  ----------
   Investments in the Advanced Series Trust Sub-Accounts:
      AST Academic Strategies Asset Allocation Portfolio (a)..... $  144,878
      AST Advanced Strategies Portfolio..........................     15,734
      AST AllianceBernstein Growth & Income Portfolio............     36,484
      AST Balanced Asset Allocation Portfolio (b)................     40,116
      AST Capital Growth Asset Allocation Portfolio..............    265,269
      AST Federated Aggressive Growth Portfolio..................     41,686
      AST First Trust Balanced Target Portfolio..................     28,164
      AST First Trust Capital Appreciation Target Portfolio......    109,553
      AST International Growth Portfolio.........................      1,636
      AST International Value Portfolio..........................     42,388
      AST Investment Grade Bond Portfolio (c)....................     70,284
      AST Marsico Capital Growth Portfolio.......................     44,903
      AST Neuberger Berman/LSV Mid-Cap Value Portfolio (d).......     48,748
      AST Neuberger Berman Mid-Cap Growth Portfolio..............     25,702
      AST Preservation Asset Allocation Portfolio................    175,541
      AST Schroders Multi-Asset World Strategies Portfolio (e)...      4,071
      AST T. Rowe Price Asset Allocation Portfolio...............    382,940
      AST UBS Dynamic Alpha Portfolio............................     54,997
      Franklin Templeton VIP Founding Funds Allocation Fund (f)..    760,133

   Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Basic Balanced...................................    673,012
      AIM V. I. Basic Value......................................  1,148,930
      AIM V. I. Capital Appreciation.............................  2,611,963
      AIM V. I. Capital Development..............................    277,140
      AIM V. I. Core Equity......................................  5,085,211
      AIM V. I. Diversified Income...............................    846,458
      AIM V. I. Government Securities............................  4,908,612
      AIM V. I. High Yield.......................................    296,106
      AIM V. I. International Growth.............................  1,182,863
      AIM V. I. Large Cap Growth (a).............................    185,778
      AIM V. I. Mid Cap Core Equity..............................    467,452
      AIM V. I. Money Market.....................................  3,536,963
      AIM V. I. Technology.......................................     28,268
      AIM V. I. Utilities........................................    457,153

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(d)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(e)Previously known as AST American Century Strategic Allocation Portfolio
(f)For the period beginning May 1, 2008 and ended December 31, 2008

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                 Purchases
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II.................................................. $    8,509
   AIM V. I. Basic Value II.....................................................    211,264
   AIM V. I. Capital Appreciation II............................................     13,793
   AIM V. I. Capital Development II.............................................      4,557
   AIM V. I. Core Equity II.....................................................      3,887
   AIM V. I. Diversified Income II..............................................      5,260
   AIM V. I. Government Securities II...........................................      4,373
   AIM V. I. High Yield II......................................................        250
   AIM V. I. International Growth II............................................      6,594
   AIM V. I. Large Cap Growth II................................................        301
   AIM V. I. Mid Cap Core Equity II.............................................     73,570
   AIM V. I. Money Market II....................................................     96,345
   AIM V. I. Technology II......................................................        294
   AIM V. I. Utilities II.......................................................      7,200

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................     50,241
   AllianceBernstein VPS Growth & Income........................................    911,437
   AllianceBernstein VPS International Value....................................    154,676
   AllianceBernstein VPS Large Cap Growth.......................................     61,986
   AllianceBernstein VPS Small/Mid Cap Value....................................    226,965
   AllianceBernstein VPS Utility Income.........................................     40,108
   AllianceBernstein VPS Value..................................................      3,593

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
   Delaware VIP GP Small Cap Value..............................................    306,971
   Delaware VIP GP Trend........................................................    195,917

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        946

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................    158,442

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Appreciation.............................................................     63,347
   VIF Money Market.............................................................  1,723,209

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...............................................................      2,468
   DWS Capital Growth VIP A.....................................................         36
   DWS Growth and Income VIP A..................................................      1,071
   DWS International VIP A......................................................        936

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Money Market VIP A II....................................................        718
   DWS Small Cap Growth VIP A II................................................          0

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                              ----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................ $  835,532
   VIP Equity-Income.........................................................................    185,010
   VIP Growth................................................................................    390,875
   VIP Growth Opportunities..................................................................     30,836
   VIP High Income...........................................................................    223,313
   VIP Index 500.............................................................................    211,567
   VIP Investment Grade Bond.................................................................    346,380
   VIP Overseas..............................................................................  1,032,056

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Contrafund (Service Class 2)..........................................................  1,290,417
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................    251,096
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................    789,414
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     44,670
   VIP Freedom Income Portfolio (Service Class 2)............................................    133,999
   VIP Growth & Income (Service Class 2).....................................................     77,682
   VIP Growth Stock Portfolio (Service Class 2)..............................................     51,695
   VIP High Income (Service Class 2).........................................................     84,724
   VIP Index 500 (Service Class 2)...........................................................    517,318
   VIP Mid Cap (Service Class 2).............................................................    404,787
   VIP Money Market (Service Class 2)........................................................    571,595

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     15,358
   Franklin Growth and Income Securities.....................................................  1,635,792
   Franklin High Income Sec 2................................................................     43,854
   Franklin Income Securities................................................................  3,016,629
   Franklin Large Cap Growth Securities......................................................  2,207,418
   Franklin Small Cap Value Securities.......................................................  1,110,413
   Franklin U.S. Government..................................................................  3,030,120
   Mutual Discovery Securities...............................................................    401,464
   Mutual Shares Securities..................................................................  2,378,603
   Templeton Developing Markets Securities...................................................  1,718,388
   Templeton Foreign Securities..............................................................  4,388,525
   Templeton Global Asset Allocation (g).....................................................    262,593

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Growth and Income.....................................................................      2,186
   VIT Mid Cap Value.........................................................................      2,991
   VIT Structured U.S. Equity Fund...........................................................     19,815
   VIT Structured Small Cap Equity...........................................................      7,339

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.................................................................................    403,057
   Bond-Debenture............................................................................    733,872

--------
(g)Previously known as Templeton Asset Strategy

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                             ----------
Investments in the Lord Abbett Series Fund Sub-Accounts (continued):
   Growth and Income........................................................................ $  212,939
   Growth Opportunities.....................................................................    622,498
   Mid-Cap Value............................................................................    779,600

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS High Income..........................................................................     67,767
   MFS Investors Trust......................................................................     62,099
   MFS New Discovery........................................................................    116,725
   MFS Research Bond........................................................................     99,384

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     52,079
   Capital Opportunities (h)................................................................    168,352
   Dividend Growth..........................................................................    267,753
   European Equity (i)......................................................................  1,230,983
   Global Advantage.........................................................................     65,257
   Global Dividend Growth...................................................................  1,286,812
   High Yield...............................................................................     50,270
   Income Builder...........................................................................    168,744
   Income Plus (j)..........................................................................    316,953
   Limited Duration.........................................................................    161,844
   Money Market.............................................................................  1,228,382
   S&P 500 Index............................................................................     93,544
   Strategist...............................................................................  1,079,390
   Utilities................................................................................  1,640,031

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     13,470
   Capital Opportunities (Class Y Shares) (k)...............................................    171,136
   Dividend Growth (Class Y Shares).........................................................     25,417
   European Equity (Class Y Shares) (l).....................................................    177,654
   Global Advantage (Class Y Shares)........................................................      1,199
   Global Dividend Growth (Class Y Shares)..................................................    438,122
   High Yield (Class Y Shares)..............................................................     36,995
   Income Builder (Class Y Shares)..........................................................    233,064
   Income Plus (Class Y Shares) (m).........................................................    224,564
   Limited Duration (Class Y Shares)........................................................    100,374
   Money Market (Class Y Shares)............................................................  1,614,439
   S&P 500 Index (Class Y Shares)...........................................................    157,122
   Strategist (Class Y Shares)..............................................................    253,966
   Utilities (Class Y Shares)...............................................................    156,174

--------
(h)Previously known as Equity
(i)Previously known as European Growth
(j)Previously known as Quality Income Plus
(k)Previously known as Equity (Class Y Shares)
(l)Previously known as European Growth (Class Y Shares)
(m)Previously known as Quality Income Plus (Class Y Shares)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                             ----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Appreciation......................................................... $   18,893
   Oppenheimer Core Bond....................................................................    169,783
   Oppenheimer Global Securities............................................................    149,344
   Oppenheimer High Income..................................................................     87,662
   Oppenheimer Main Street..................................................................    352,861
   Oppenheimer Main Street Small Cap (n)....................................................    120,524
   Oppenheimer MidCap Fund..................................................................     47,293
   Oppenheimer Strategic Bond...............................................................    257,672

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................  1,121,513
   Oppenheimer Capital Appreciation (SS)....................................................  1,382,856
   Oppenheimer Core Bond (SS)...............................................................  2,130,103
   Oppenheimer Global Securities (SS).......................................................    450,296
   Oppenheimer High Income (SS).............................................................  3,990,989
   Oppenheimer Main Street (SS).............................................................  3,957,895
   Oppenheimer Main Street Small Cap (SS) (o)...............................................    809,956
   Oppenheimer MidCap Fund (SS).............................................................    293,994
   Oppenheimer Strategic Bond (SS)..........................................................  3,765,900

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   PIMCO VIT Commodity Real Return Strategy.................................................     14,963
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................      9,976
   PIMCO VIT Real Return (Advisor Shares)...................................................     46,289
   PIMCO VIT Total Return (Advisor Shares)..................................................    307,475

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................    772,116
   VT Capital Appreciation..................................................................    141,788
   VT Capital Opportunities.................................................................     78,315
   VT Discovery Growth......................................................................    102,527
   VT Diversified Income....................................................................    678,011
   VT Equity Income.........................................................................    229,565
   VT The George Putnam Fund of Boston......................................................  1,890,838
   VT Global Asset Allocation...............................................................  1,344,188
   VT Global Equity.........................................................................    143,489
   VT Growth and Income.....................................................................  5,511,930
   VT Growth Opportunities..................................................................     33,527
   VT Health Sciences.......................................................................     87,390
   VT High Yield............................................................................  1,176,505
   VT Income................................................................................  2,430,652
   VT International Equity..................................................................  3,831,984
   VT International Growth and Income.......................................................    856,352

--------
(n)Previously known as Oppenheimer Main Street Small Cap Growth
(o)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                     ----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT International New Opportunities............................................... $  107,707
   VT Investors.....................................................................    137,700
   VT Mid Cap Value.................................................................    277,084
   VT Money Market..................................................................  8,730,145
   VT New Opportunities.............................................................     73,354
   VT New Value.....................................................................  1,443,150
   VT OTC & Emerging Growth.........................................................  2,833,162
   VT Research......................................................................    156,978
   VT Small Cap Value...............................................................  1,591,326
   VT Utilities Growth and Income...................................................    538,580
   VT Vista.........................................................................     58,836
   VT Voyager.......................................................................    160,731

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth (p)................................................     74,810
   Van Kampen UIF Emerging Markets Equity...........................................    421,437
   Van Kampen UIF International Magnum..............................................    200,583
   Van Kampen UIF Mid Cap Growth....................................................    243,744
   Van Kampen UIF U.S. Mid Cap Value................................................  1,321,784
   Van Kampen UIF U.S. Real Estate..................................................    567,829

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II) (q).....................................    132,522
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    719,492
   Van Kampen UIF Emerging Markets Equity (Class II)................................    523,685
   Van Kampen UIF Equity and Income (Class II)......................................  1,093,898
   Van Kampen UIF Global Franchise (Class II).......................................  1,228,772
   Van Kampen UIF Int'l Growth Equity (Class II)....................................     33,922
   Van Kampen UIF Mid Cap Growth (Class II).........................................  1,870,229
   Van Kampen UIF Small Company Growth (Class II)...................................    277,569
   Van Kampen UIF U.S. Mid Cap Value (Class II).....................................  2,870,735
   Van Kampen UIF U.S. Real Estate (Class II).......................................  4,900,361

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth (r)...........................................................     39,262
   LIT Comstock.....................................................................    388,123
   LIT Government...................................................................     63,805
   LIT Money Market.................................................................  2,745,745

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II) (s)................................................    234,848
   LIT Comstock (Class II)..........................................................  2,229,088

--------
(p)Previously known as Van Kampen UIF Equity Growth
(q)Previously known as Van Kampen UIF Equity Growth (Class II)
(r)Previously known as Strat Growth I
(s)Previously known as Strat Growth II

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                           Purchases
                                                                                          ------------
Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts (continued):
   LIT Growth and Income (Class II)...................................................... $  1,394,619
   LIT Mid Cap Growth Portfolio (Class II) (t)...........................................      576,303
   LIT Money Market (Class II)...........................................................    3,015,829

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Asset Allocation.............................................      221,925
   Wells Fargo Advantage VT Equity Income................................................      170,839
   Wells Fargo Advantage VT Large Company Core...........................................       12,877
                                                                                          ------------
                                                                                          $153,043,687
                                                                                          ============

--------
(t)Previously known as LIT Aggressive Growth (Class II)

5.  Financial Highlights

   Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation (a)
   2008...............    3    $ 6.95 -  6.95      $23          0.00%       2.10 - 2.00%    -33.23 - -33.23%

   AST Advanced Strategies
   2008...............    2      7.23 -  7.23       12          1.01        1.75 - 1.75     -31.01 - -31.01

   AST AllianceBernstein Growth & Income
   2008...............    4      5.98 -  5.98       22          3.05        1.40 - 1.40     -41.51 - -41.51

   AST Balanced Asset Allocation (b)
   2008...............   --       NA - NA           --          0.00        0.00 - 0.00         NA - NA

   AST Capital Growth Asset Allocation
   2008...............    1      6.64 -  6.64        8          3.72        2.00 - 1.15     -36.22 - -36.22

   AST Federated Aggressive Growth
   2008...............    4      5.64 -  5.64       23          0.00        1.40 - 1.40     -44.87 - -44.87

   AST First Trust Balanced Target
   2008...............  < 1      6.69 -  6.69        1         25.22        2.00 - 1.75      35.77 -  35.77

   AST First Trust Capital Appreciation Target
   2008...............    4      6.12 -  6.12        7          2.60        2.10 - 1.40     -41.93 - -41.93

   AST International Growth
   2008...............  < 1      5.44 -  5.44        1          0.00        1.40 - 1.40     -50.92 - -50.92

   AST International Value
   2008...............    4      5.79 -  5.79       24          5.61        1.40 - 1.40     -44.78 - -44.78

   AST Investment Grade Bond
   2008 (c)...........    1     10.83 - 10.83       11          0.00        1.15 - 1.15       7.96 -   7.96

   AST Marsico Capital Growth
   2008...............    4      6.02 -  6.02       26          0.87        1.40 - 1.40     -44.44 - -44.44

   AST Neuberger Berman/LSV Mid-Cap Value (d)
   2008...............    5      5.72 -  5.72       28          3.31        1.40 - 1.40     -43.06 - -43.06

   AST Neuberger Berman Mid-Cap Growth
   2008...............    3      5.89 -  5.89       16          0.00        1.40 - 1.40     -43.97 - -43.97

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(d)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Preservation Asset Allocation
   2008................    16   $ 8.27 -  8.27    $   131       1.45%         2.00 -1.15%    -21.07 - -21.07%

   AST Schroders Multi-Asset World Strategies (e)
   2008................   < 1     7.15 -  7.15          3       4.30          1.75 -1.75     -31.39 - -31.39

   AST T. Rowe Price Asset Allocation
   2008................     2     7.39 -  7.39         14       3.31          2.10 -1.40     -27.47 - -27.47

   AST UBS Dynamic Alpha
   2008................     2     7.82 -  7.82         16       0.13          2.00 -1.75     -19.23 - -19.23

   Franklin Templeton VIP Founding Funds Allocation
   2008 (f)............    33     6.62 -  6.62        221       5.72          2.10 -1.15     -34.27 - -34.27

Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2008................   443     6.02 -  6.82      2,729       3.79         1.10 - 1.70     -39.36 - -39.00
   2007................   671     9.87 - 11.24      6,760       2.90         1.10 - 1.70       0.47 -   1.08
   2006................   797     9.76 - 11.19      7,924       1.86         1.10 - 1.70       8.69 -   9.35
   2005................   912     8.93 - 10.29      8,324       1.43         1.10 - 1.70       3.51 -   4.14
   2004................   965     8.57 -  9.94      8,454       1.40         1.10 - 1.70       5.69 -   6.34

   AIM V. I. Basic Value
   2008................   250     6.23 -  7.03      1,695       0.89         1.10 - 1.70     -52.58 - -52.30
   2007................   282    13.14 - 14.74      4,024       0.56         1.10 - 1.70      -0.18 -   0.43
   2006................   344    13.16 - 14.68      4,907       0.39         1.10 - 1.70      11.30 -  11.97
   2005................   360    11.82 - 13.11      4,584       0.09         1.10 - 1.70       3.96 -   4.58
   2004................   353    11.37 - 12.53      4,295       0.00         1.10 - 1.70       9.18 -   9.85

   AIM V. I. Capital Appreciation
   2008................ 1,038     5.21 -  7.09      5,956       0.00         1.10 - 1.70     -43.46 - -43.12
   2007................ 1,433     9.17 - 12.55     14,355       0.00         1.10 - 1.70      10.12 -  10.78
   2006................ 1,858     8.27 - 11.40     16,962       0.08         1.10 - 1.70       4.51 -   5.14
   2005................ 1,032     7.87 - 10.90      9,308       0.06         1.10 - 1.70       7.00 -   7.65
   2004................ 1,142     7.31 - 10.19     10,014       0.00         1.10 - 1.70       4.81 -   5.46

--------
(e)Previously known as AST American Century Strategic Allocation Portfolio
(f)For the period beginning May 1, 2008 and ended December 31, 2008

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Capital Development
   2008................    43   $ 8.63 -  8.99    $   386       0.00%        1.10 - 1.70%    -47.92 - -47.61%
   2007................    61    16.56 - 17.17      1,047       0.00         1.10 - 1.70       8.97 -   9.63
   2006................    86    15.20 - 15.66      1,347       0.00         1.10 - 1.70      14.56 -  15.25
   2005................    76    13.27 - 13.59      1,045       0.00         1.10 - 1.70       7.76 -   8.41
   2004................    76    12.31 - 12.53        967       0.00         1.10 - 1.70      13.54 -  14.24

   AIM V. I. Core Equity
   2008................ 1,046     6.83 -  9.58      8,731       1.88         1.10 - 1.70     -31.32 - -30.91
   2007................ 1,521     9.89 - 13.95     18,400       1.01         1.10 - 1.70       6.28 -   6.93
   2006................ 1,987     9.25 - 13.13     23,069       0.75         1.10 - 1.70      14.74 -  15.43
   2005................ 1,036     8.01 - 11.44     11,024       1.39         1.10 - 1.70       3.54 -   4.16
   2004................ 1,182     7.69 - 11.05     12,643       0.95         1.10 - 1.70       7.12 -   7.78

   AIM V. I. Diversified Income
   2008................   159     9.49 - 10.11      1,632       8.06         1.10 - 1.70     -17.15 - -16.65
   2007................   217    11.46 - 12.13      2,689       6.57         1.10 - 1.70       0.00 -   0.61
   2006................   274    11.46 - 12.06      3,388       6.15         1.10 - 1.70       2.72 -   3.34
   2005................   285    11.15 - 11.67      3,472       5.83         1.10 - 1.70       1.17 -   1.78
   2004................   323    11.02 - 11.46      3,899       5.49         1.10 - 1.70       3.25 -   3.89

   AIM V. I. Government Securities
   2008................   719    12.52 - 15.02     10,659       4.12         1.10 - 1.70      10.42 -  11.08
   2007................   563    11.34 - 13.52      7,525       4.67         1.10 - 1.70       4.54 -   5.17
   2006................   412    10.84 - 12.86      5,269       3.81         1.10 - 1.70       1.81 -   2.42
   2005................   514    10.65 - 12.55      6,449       3.10         1.10 - 1.70      -0.05 -   0.55
   2004................   566    10.66 - 12.48      7,098       3.49         1.10 - 1.70       0.82 -   1.44

   AIM V. I. High Yield
   2008................   136     8.02 - 10.09      1,130       8.70         1.10 - 1.70     -26.95 - -26.51
   2007................   197    10.91 - 13.81      2,212       7.15         1.10 - 1.70      -0.47 -   0.13
   2006................   210    10.90 - 13.88      2,361       8.66         1.10 - 1.70       8.88 -   9.53
   2005................   213     9.95 - 12.75      2,181       9.13         1.10 - 1.70       0.99 -   1.60
   2004................   206     9.79 - 12.62      2,076       2.90         1.10 - 1.70       9.36 -  10.03

   AIM V. I. International Growth
   2008................   350     7.93 - 12.65      3,228       0.50         1.10 - 1.70     -41.39 - -41.03
   2007................   434    13.45 - 21.59      6,833       0.39         1.10 - 1.70      12.78 -  13.46
   2006................   523    11.85 - 19.14      7,284       0.99         1.10 - 1.70      26.08 -  26.83
   2005................   562     9.34 - 15.18      6,393       0.65         1.10 - 1.70      15.94 -  16.64
   2004................   566     8.01 - 13.10      5,726       0.65         1.10 - 1.70      21.90 -  22.65

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth
   2008................  312    $ 7.63 -  7.75     $2,408       0.01%        1.10 - 1.70%    -39.33 - -38.96%
   2007................  467     12.58 - 12.70      5,926       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (u)............  543     11.07 - 11.11      6,029       0.34         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2008................   92     11.12 - 12.71      1,080       1.57         1.10 - 1.70     -29.73 - -29.30
   2007................  107     15.83 - 17.98      1,794       0.21         1.10 - 1.70       7.69 -   8.34
   2006................  123     14.70 - 16.59      1,925       0.94         1.10 - 1.70       9.37 -  10.03
   2005................  124     13.44 - 15.08      1,760       0.53         1.10 - 1.70       5.80 -   6.44
   2004................  114     12.70 - 14.17      1,557       0.17         1.10 - 1.70      11.88 -  12.57

   AIM V. I. Money Market
   2008................  202     10.37 - 11.63      2,383       2.16         1.10 - 1.70       0.32 -   0.93
   2007................  210     10.34 - 11.53      2,489       4.46         1.10 - 1.70       2.77 -   3.39
   2006................  217     10.06 - 11.15      2,507       4.09         1.10 - 1.70       2.52 -   3.14
   2005................  196      9.81 - 10.81      2,175       2.41         1.10 - 1.70       0.78 -   1.40
   2004................  233      9.73 - 10.66      2,517       0.62         1.10 - 1.70      -1.02 -  -0.41

   AIM V. I. Technology
   2008................   29      6.98 -  7.18        205       0.00         1.10 - 1.70     -45.44 - -45.11
   2007................   41     12.79 - 13.08        533       0.00         1.10 - 1.70       5.88 -   6.52
   2006................   56     12.08 - 12.28        680       0.00         1.10 - 1.70       8.62 -   9.28
   2005................   78     11.12 - 11.23        872       0.00         1.10 - 1.70       0.46 -   1.06
   2004 (v)............   86     11.07 - 11.12        950       0.00         1.10 - 1.70      10.71 -  11.17

   AIM V. I. Utilities
   2008................   56     13.64 - 14.03        784       2.34         1.10 - 1.70     -33.50 - -33.10
   2007................   82     20.52 - 20.98      1,717       1.72         1.10 - 1.70      18.60 -  19.32
   2006................  118     17.30 - 17.58      2,068       3.36         1.10 - 1.70      23.35 -  24.09
   2005................  138     14.02 - 14.17      1,952       2.33         1.10 - 1.70      14.87 -  15.56
   2004 (v)............  152     12.21 - 12.26      1,856       0.00         1.10 - 1.70      22.09 -  22.59

--------
(u)For the period beginning June 12, 2006, and ended December 31, 2006
(v)For the period beginning April 30, 2004, and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2008................   12    $ 6.72 -  6.93     $   85       3.54%        1.30 - 1.75%    -39.53 - -39.25%
   2007................   19     11.11 - 11.41        209       1.42         1.30 - 1.75       0.16 -   0.62
   2006................   57     11.09 - 11.34        639       1.73         1.30 - 1.75       8.35 -   8.84
   2005................   67     10.24 - 10.42        698       1.24         1.30 - 1.75       3.21 -   3.64
   2004................   72      9.92 - 10.05        724       1.43         1.30 - 1.75       5.37 -   5.85

   AIM V. I. Basic Value II
   2008................   65      7.53 -  7.79        480       0.45         1.29 - 1.89     -52.82 - -52.53
   2007................   77     15.95 - 16.41      1,195       0.30         1.29 - 1.89      -0.56 -   0.05
   2006................  106     16.04 - 16.40      1,618       0.11         1.29 - 1.89      10.81 -  11.49
   2005................  148     14.48 - 14.71      2,022       0.00         1.29 - 1.89       3.44 -   4.07
   2004................  145     13.99 - 14.14      1,896       0.00         1.29 - 1.89       8.74 -   9.41

   AIM V. I. Capital Appreciation II
   2008................   37      8.72 -  9.02        295       0.00         1.29 - 1.89     -43.71 - -43.37
   2007................   45     15.49 - 15.93        645       0.00         1.29 - 1.89       9.61 -  10.28
   2006................   59     14.13 - 14.45        759       0.00         1.29 - 1.89       4.06 -   4.69
   2005................   58     13.58 - 13.80        723       0.00         1.29 - 1.89       6.53 -   7.18
   2004................   58     12.75 - 12.88        698       0.00         1.29 - 1.89       4.32 -   4.96

   AIM V. I. Capital Development II
   2008................    3      8.04 -  8.15         22       0.00         1.50 - 1.70     -48.02 - -47.92
   2007................    3     15.47 - 15.66         43       0.00         1.50 - 1.70       8.67 -   8.89
   2006................    2     14.23 - 14.38         24       0.00         1.50 - 1.70      14.30 -  14.53
   2005................    4     12.45 - 12.55         47       0.00         1.50 - 1.70       7.42 -   7.64
   2004................    4     11.59 - 11.68         42       0.00         1.45 - 1.70      13.31 -  13.60

   AIM V. I. Core Equity II
   2008................   16      7.78 -  9.54        141       1.58         1.30 - 1.89     -31.64 - -31.22
   2007................   25     11.39 - 13.86        317       0.81         1.30 - 1.89       5.83 -   6.48
   2006................   35     10.76 - 13.02        428       0.87         1.30 - 1.89       7.60 -  14.92
   2005................   10     11.15 - 11.33        111       1.31         1.30 - 1.70       3.30 -   3.72
   2004................   11     10.79 - 10.92        122       0.84         1.30 - 1.70       6.83 -   7.26

   AIM V. I. Diversified Income II
   2008................    5      9.36 -  9.66         52       8.20         1.30 - 1.75     -17.39 - -17.01
   2007................    7     11.33 - 11.64         77       4.62         1.30 - 1.75      -0.26 -   0.20
   2006................   14     11.36 - 11.61        161       5.60         1.30 - 1.75       2.83 -  13.57
   2005................   15     11.12 - 11.29        170       6.10         1.30 - 1.70       0.93 -   1.34
   2004................   20     11.01 - 11.14        222       6.07         1.30 - 1.70       3.33 -  10.13

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Government Securities II
   2008................   10    $12.67 - 12.81     $  128        3.28%       1.30 - 1.45%     10.37 -  10.53%
   2007................   12     11.45 - 11.59        132        3.44        1.30 - 1.50       4.52 -   4.73
   2006................   14     10.92 - 11.06        154        1.55        1.30 - 1.55       1.69 -   1.95
   2005................   61     10.74 - 10.85        652        2.14        1.30 - 1.55      -0.16 -   0.10
   2004................  118     10.71 - 10.84      1,274        1.63        1.30 - 1.70       0.53 -   0.94

   AIM V. I. High Yield II
   2008................  < 1     10.26 - 10.26          2        3.13        1.45 - 1.45     -26.87 - -26.87
   2007................    1     13.95 - 14.03         14        1.01        1.45 - 1.55     -0.55 -   -0.45
   2006................   13     14.02 - 14.20        187        3.30        1.30 - 1.55       8.72 -   8.99
   2005................   56     12.90 - 13.03        725       13.55        1.30 - 1.55       0.85 -   1.11
   2004................   18     12.79 - 12.88        236        1.49        1.30 - 1.55       9.41 -   9.69

   AIM V. I. International Growth II
   2008................    9     12.12 - 12.51        112        0.48        1.30 - 1.75     -41.58 - -41.32
   2007................    9     20.74 - 21.31        192        0.35        1.30 - 1.75      12.45 -  12.96
   2006................   12     18.44 - 18.87        226        0.92        1.30 - 1.75      26.23 -  84.45
   2005................   14     14.71 - 14.95        206        0.58        1.30 - 1.70      15.71 -  16.18
   2004................   15     12.71 - 12.87        187        0.59        1.30 - 1.70      21.60 -  22.10

   AIM V. I. Large Cap Growth II
   2008................    9      7.58 -  7.67         66        0.00        1.30 - 1.75     -39.48 - -39.21
   2007................   11     12.53 - 12.62        139        0.00        1.30 - 1.75      13.29 -  13.80
   2006 (u)............   19     11.06 - 11.09        215        0.00        1.30 - 1.75      10.61 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2008................   38      9.27 -  9.54        382        1.36        1.29 - 1.89     -30.03 - -29.60
   2007................   41     13.25 - 13.55        582        0.04        1.29 - 1.89       7.21 -   7.87
   2006................   56     12.36 - 12.56        733        0.71        1.29 - 1.89       8.89 -   9.55
   2005................   63     11.35 - 11.46        758        0.33        1.29 - 1.89       5.25 -   5.89
   2004................   49     10.78 - 10.83        565        0.03        1.29 - 1.89       7.82 -   8.26

   AIM V. I. Money Market II
   2008................   21     10.19 - 10.37        220        1.78        1.45 - 1.75       0.07 -   0.32
   2007................   16     10.18 - 10.33        163        4.32        1.45 - 1.70       2.52 -   2.77
   2006................   20      9.93 - 10.13        198        3.23        1.30 - 1.70       2.27 -   2.67
   2005................   29      9.71 -  9.87        286        2.02        1.30 - 1.70      -2.90 - - 1.32
   2004................   46      9.70 -  9.73        445        0.43        1.45 - 1.55      -1.12 - - 1.02

--------
(u)For the period beginning June 12, 2006, and ended December 31, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Technology II
   2008................    1    $ 6.88 -  6.88     $    6       0.00%        1.70 - 1.70%    -45.68 - -45.68%
   2007................    1     12.66 - 12.66         11       0.00         1.70 - 1.70       5.65 -   5.65
   2006................    1     11.98 - 11.98         10       0.00         1.70 - 1.70       8.37 -   8.37
   2005................    1     11.06 - 11.14         10       0.00         1.30 - 1.70       0.21 -   0.64
   2004 (v)............    1     11.04 - 11.07         10       0.00         1.30 - 1.70      10.36 -  10.66

   AIM V. I. Utilities II
   2008................    3     13.50 - 13.75         41       2.45         1.30 - 1.70     -33.65 - -33.38
   2007................    3     20.34 - 20.64         67       2.60         1.30 - 1.70      18.28 -  18.76
   2006................    1     17.20 - 17.38         21       4.07         1.30 - 1.70      23.15 -  23.64
   2005................    2     13.96 - 14.06         29       1.74         1.30 - 1.70      14.58 -  15.05
   2004 (v)............    5     12.19 - 12.22         55       0.00         1.30 - 1.70      21.87 -  22.20

Investments in the
  AllianceBernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2008................  165      9.23 -  9.55      1,239       0.00         1.29 - 1.89     -43.68 - -43.34
   2007................  177     16.38 - 16.85      2,379       0.00         1.29 - 1.89      10.52 -  11.20
   2006................  225     14.82 - 15.16      2,685       0.00         1.29 - 1.89      -3.10 -  -2.51
   2005................  251     15.30 - 15.55      3,000       0.00         1.29 - 1.89       9.53 -  10.20
   2004................  203     13.97 - 14.11      1,876       0.00         1.29 - 1.89      12.37 -  13.05

   AllianceBernstein VPS Growth & Income
   2008................  300      9.43 -  9.77      2,548       1.79         1.29 - 1.89     -41.82 - -41.46
   2007................  376     16.21 - 16.68      5,432       1.22         1.29 - 1.89       2.87 -   3.50
   2006................  455     15.76 - 16.12      6,367       1.18         1.29 - 1.89      14.78 -  15.48
   2005................  543     13.73 - 13.96      6,594       1.25         1.29 - 1.89       2.62 -   3.25
   2004................  586     13.38 - 13.52      6,846       0.72         1.29 - 1.89       9.12 -   9.79

   AllianceBernstein VPS International Value
   2008................   60      7.46 -  7.63        451       0.94         1.29 - 1.89     -54.17 - -53.89
   2007................   58     16.28 - 16.54        945       1.07         1.29 - 1.89       3.58 -   4.21
   2006................   55     15.71 - 15.88        871       1.31         1.29 - 1.89      32.57 -  33.38
   2005 (w)............   29     11.85 - 11.90        342       0.03         1.29 - 1.89      18.54 -  19.02

--------
(v)For the period beginning April 30, 2004, and ended December 31, 2004
(w)For the period beginning April 29, 2005 and ended December 31, 2005

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Large Cap Growth
   2008.............   57    $ 8.81 -  9.12     $  321       0.00%        1.29 - 1.89%    -40.96 - -40.60%
   2007.............   77     14.92 - 15.35        696       0.00         1.29 - 1.89      11.46 -  12.14
   2006.............   96     13.39 - 13.69        760       0.00         1.29 - 1.89      -2.51 - - 1.92
   2005.............   89     13.73 - 13.96        736       0.00         1.29 - 1.89      12.68 -  13.37
   2004.............   92     10.64 - 12.19        657       0.00         0.83 - 1.89       6.30 -   6.44

   AllianceBernstein VPS Small/Mid Cap Value
   2008.............  111     11.68 - 12.09      1,321       0.47         1.29 - 1.89     -36.96 - -36.58
   2007.............  129     18.53 - 19.07      2,422       0.77         1.29 - 1.89      -0.40 -   0.21
   2006.............  161     18.61 - 19.03      3,015       0.25         1.29 - 1.89      12.05 -  12.73
   2005.............  176     16.61 - 16.88      2,932       0.59         1.29 - 1.89       4.62 -   5.26
   2004.............  136     15.87 - 16.03      2,169       0.07         1.29 - 1.89      16.82 -  17.54

   AllianceBernstein VPS Utility Income
   2008.............   12      9.84 - 10.06        115       2.79         1.29 - 1.89     -37.95 - -37.57
   2007.............   11     15.86 - 16.12        180       1.96         1.29 - 1.89      19.72 -  20.46
   2006.............    9     13.25 - 13.38        126       2.23         1.29 - 1.89      21.17 -  21.91
   2005 (w).........    7     10.93 - 10.98         78       0.87         1.29 - 1.89       9.33 -   9.78

   AllianceBernstein VPS Value
   2008.............    3      6.92 -  7.03         19       2.18         1.49 - 1.89     -42.13 - -41.90
   2007.............    2     11.96 - 12.09         30       1.77         1.49 - 1.89      -5.99 -  -5.60
   2006.............    2     12.72 - 12.81         20       1.33         1.49 - 1.89      19.23 -  27.22
   2005 (w).........    1     10.73 - 10.74          6       0.28         1.49 - 1.69       7.28 -   7.42

Investments in the
  Delaware Group
  Premium Fund, Inc
  Sub-Accounts:
   Delaware VIP GP Small Cap Value
   2008.............  126     15.89 - 15.89      1,997       0.87         1.25 - 1.25     -30.75 - -30.75
   2007.............  162     22.95 - 22.95      3,712       0.53         1.25 - 1.25      -7.79 -  -7.79
   2006.............  169     24.89 - 24.89      4,198       0.24         1.25 - 1.25      14.75 -  14.75
   2005.............  165     21.69 - 21.69      3,569       0.35         1.25 - 1.25       8.06 -   8.06
   2004.............  162     20.07 - 20.07      3,251       0.19         1.25 - 1.25      19.96 -  19.96

--------
(w)For the period beginning April 29, 2005 and ended December 31, 2005

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Delaware Group
  Premium Fund, Inc
  Sub-Accounts
  (continued):
   Delaware VIP GP Trend
   2008...............   91    $ 5.81 -  5.81     $  528       0.00%        1.25 - 1.25%    -47.40 - -47.40%
   2007...............  101     11.04 - 11.04      1,112       0.00         1.25 - 1.25       9.37 -   9.37
   2006...............  108     10.09 - 10.09      1,090       0.00         1.25 - 1.25       6.26 -   6.26
   2005...............  121      9.50 -  9.50      1,150       0.00         1.25 - 1.25       4.55 -   4.55
   2004...............  115      9.08 -  9.08      1,043       0.00         1.25 - 1.25      11.20 -  11.20

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2008...............   16      4.93 -  4.93         78       0.63         1.25 - 1.25     -35.24 - -35.24
   2007...............   31      7.61 -  7.61        236       0.52         1.25 - 1.25       6.44 -   6.44
   2006...............   37      7.15 -  7.15        266       0.11         1.25 - 1.25       7.85 -   7.85
   2005...............   37      6.63 -  6.63        244       0.00         1.25 - 1.25       2.34 -   2.34
   2004...............   40      6.48 -  6.48        256       0.39         1.25 - 1.25       4.88 -   4.88

Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2008...............  534      6.59 -  6.59      3,522       2.12         1.25 - 1.25     -37.92 - -37.92
   2007...............  642     10.62 - 10.62      6,817       1.75         1.25 - 1.25       3.94 -   3.94
   2006...............  635     10.22 - 10.22      6,489       1.63         1.25 - 1.25      14.07 -  14.07
   2005...............  675      8.96 -  8.96      6,045       1.59         1.25 - 1.25       3.40 -   3.40
   2004...............  678      8.66 -  8.66      5,872       1.77         1.25 - 1.25       9.26 -   9.26

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Appreciation
   2008...............  210      7.92 -  7.92        408       2.01         1.25 - 1.25     -30.43 - -30.43
   2007...............   66     11.39 - 11.39        748       1.63         1.25 - 1.25       5.79 -   5.79
   2006...............   75     10.77 - 10.77        805       1.50         1.25 - 1.25      15.03 -  15.03
   2005...............   88      9.36 -  9.36        822       0.02         1.25 - 1.25       3.08 -   3.08
   2004...............   93      9.08 -  9.08        848       1.66         1.25 - 1.25       3.73 -   3.73

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts
  (continued):
   VIF Money Market
   2008...............  210    $10.88 -  10.88    $2,282       2.55%        1.25 - 1.25%      1.27 -   1.27%
   2007...............  231     10.75 -  10.75     2,487       4.58         1.25 - 1.25       3.56 -   3.56
   2006...............  257     10.38 -  10.38     2,667       4.53         1.25 - 1.25       3.29 -   3.29
   2005...............  307     10.05 -  10.05     3,089       2.58         1.25 - 1.25       1.38 -   1.38
   2004...............  330      9.91 -   9.91     3,268       0.79         1.25 - 1.25      -0.46 -  -0.46

Investments in the
  DWS Variable
  Investment Series I
  Sub-Accounts:
   DWS Bond VIP A
   2008...............    3      11.86 - 11.98        39       5.73         0.70 - 0.80     -17.44 - -17.35
   2007...............    3     14.36 -  14.49        47       4.69         0.70 - 0.80       3.34 -   3.44
   2006...............    3     13.90 -  14.01        46       3.73         0.70 - 0.80       3.88 -   3.98
   2005...............    3     13.38 -  13.47        44       3.54         0.70 - 0.80       1.78 -   1.89
   2004...............    3     13.14 -  13.22        43       3.81         0.70 - 0.80       4.54 -   4.64

   DWS Capital Growth VIP A
   2008...............  < 1      8.49 -   8.49         3       1.11         0.70 - 0.70     -33.45 - -33.45
   2007...............  < 1     12.76 -  12.76         4       0.61         0.70 - 0.70      11.80 -  11.80
   2006...............  < 1     11.41 -  11.41         4       0.55         0.70 - 0.70       7.77 -   7.77
   2005...............  < 1     10.59 -  10.59         3       0.00         0.70 - 0.70       5.92 -   5.92
   2004...............   --        --  -    --        --       0.00         0.00 - 0.00       0.00 -   0.00

   DWS Growth and Income VIP A
   2008...............  < 1      6.98 -   6.98         3       2.10         0.70 - 0.70     -38.74 - -38.74
   2007...............  < 1     11.39 -  11.39         5       1.23         0.70 - 0.70       0.64 -   0.64
   2006...............  < 1     11.32 -  11.32         5       0.66         0.70 - 0.70      12.83 -  12.83
   2005...............    1      9.96 -  10.03         8       1.26         0.70 - 0.80       5.22 -   5.33
   2004...............    1      9.47 -   9.52         8       0.75         0.70 - 0.80       9.28 -   9.39

   DWS International VIP A
   2008...............  < 1      8.54 -   8.54         3       1.45         0.70 - 0.70     -48.58 - -48.58
   2007...............  < 1     16.60 -  16.60         6       2.42         0.70 - 0.70      13.78 -  13.78
   2006...............  < 1     14.59 -  14.59         5       1.82         0.70 - 0.70      25.03 -  25.03
   2005...............  < 1     11.67 -  11.67         4       1.52         0.70 - 0.70      15.36 -  15.36
   2004...............  < 1     10.12 -  10.12         4       1.23         0.70 - 0.70      15.72 -  15.72

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable
  Investment Series II
  Sub-Accounts:
   DWS Money Market VIP A II
   2008................    1    $10.67 - 10.67     $   13       1.94%        0.80 - 0.80%      1.83 -   1.83%
   2007................    6     10.48 - 10.50         59       4.90         0.70 - 0.80       4.16 -   4.27
   2006 (x)............    7     10.06 - 10.07         71       1.14         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2008................  < 1      6.42 -  6.42          2       0.00         0.70 - 0.70     -49.86 - -49.86
   2007................  < 1     12.79 - 12.79          3       0.00         0.70 - 0.70       5.45 -   5.45
   2006................  < 1     12.13 - 12.13          3       0.00         0.70 - 0.70       4.53 -   4.53
   2005 (w)............  < 1     11.61 - 11.61          3       0.00         0.70 - 0.70      16.06 -  16.06

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2008................  310      9.38 -  9.38      2,803       0.91         1.25 - 1.25     -43.23 - -43.23
   2007................  384     15.59 - 16.52      6,130       0.93         1.25 - 1.25      16.12 -  16.12
   2006................  419     13.43 - 14.23      5,753       1.29         1.25 - 1.25      10.33 -  10.33
   2005................  417     12.17 - 12.89      5,185       0.26         1.25 - 1.25      15.49 -  15.49
   2004................  342     10.54 - 11.16      3,692       0.30         1.25 - 1.25      14.03 -  14.03

   VIP Equity-Income
   2008................  290      8.31 -  8.31      2,408       2.34         1.25 - 1.25     -43.37 - -43.37
   2007................  354     14.68 - 14.68      5,194       1.85         1.25 - 1.25       0.26 -   0.26
   2006................  374     14.64 - 14.64      5,469       3.30         1.25 - 1.25      18.71 -  18.71
   2005................  423     12.33 - 12.33      5,213       1.57         1.25 - 1.25       4.56 -   4.56
   2004................  427     11.79 - 11.79      5,039       1.49         1.25 - 1.25      10.14 -  10.14

   VIP Growth
   2008................  456      5.09 -  5.09      2,194       0.77         1.25 - 1.25     -47.83 - -47.83
   2007................  543      8.86 -  9.76      5,045       0.83         1.25 - 1.25      25.38 -  25.38
   2006................  629      7.07 -  7.78      4,644       0.39         1.25 - 1.25       5.53 -   5.53
   2005................  642      6.70 -  7.37      4,482       0.47         1.25 - 1.25       4.49 -   4.49
   2004................  642      6.41 -  7.06      4,302       0.25         1.25 - 1.25       2.09 -   2.09

   VIP Growth Opportunities
   2008................   65      5.01 -  5.01        324       0.43         1.25 - 1.25     -55.58 - -55.58
   2007................   67     11.28 - 11.28        759       0.00         1.25 - 1.25      21.64 -  21.64
   2006................   74      9.27 -  9.27        683       0.68         1.25 - 1.25       4.15 -   4.15
   2005................   82      8.90 -  8.90        733       0.84         1.25 - 1.25       7.54 -   7.54
   2004................   75      8.28 -  8.28        623       0.49         1.25 - 1.25       5.85 -   5.85

--------
(x)For the period beginning November 3, 2006 and ended December 31, 2006
(w)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP High Income
   2008..............   62    $ 8.52 -  8.52     $  528        8.69%       1.25 - 1.25%    -25.92 - -25.92%
   2007..............   74     11.50 - 11.50        846        7.89        1.25 - 1.25       1.50 -   1.50
   2006..............   90     11.33 - 11.33      1,020        7.41        1.25 - 1.25       9.86 -   9.86
   2005..............  101     10.31 - 10.31      1,039       14.62        1.25 - 1.25       1.43 -   1.43
   2004..............  103     10.17 - 10.17      1,050        7.93        1.25 - 1.25       8.22 -   8.22

   VIP Index 500
   2008..............  299      6.40 -  6.40      1,915        2.04        1.25 - 1.25     -37.78 - -37.78
   2007..............  362     10.28 - 10.28      3,727        3.63        1.25 - 1.25       4.12 -   4.12
   2006..............  425      9.87 -  9.87      4,200        1.72        1.25 - 1.25      14.30 -  14.30
   2005..............  461      8.64 -  8.64      3,981        1.64        1.25 - 1.25       3.52 -   3.52
   2004..............  405      8.35 -  8.35      3,377        1.01        1.25 - 1.25       9.23 -   9.23

   VIP Investment Grade Bond
   2008..............  123     13.37 - 13.37      1,649        4.95        1.25 - 1.25      -4.45 -  -4.45
   2007..............  164     13.99 - 13.99      2,300        4.01        1.25 - 1.25       3.04 -   3.04
   2006..............  163     13.58 - 13.58      2,207        4.13        1.25 - 1.25       3.06 -   3.06
   2005..............  187     13.17 - 13.17      2,464        3.57        1.25 - 1.25       0.92 -   0.92
   2004..............  196     13.05 - 13.05      2,555        4.09        1.25 - 1.25       3.15 -   3.15

   VIP Overseas
   2008..............  119      7.99 -  7.99        934        2.35        1.25 - 1.25     -44.50 - -44.50
   2007..............  153     13.87 - 14.40      2,165        3.35        1.25 - 1.25      15.85 -  15.85
   2006..............  168     12.20 - 12.43      2,044        0.80        1.25 - 1.25      16.62 -  16.62
   2005..............  154     10.27 - 10.66      1,613        0.57        1.25 - 1.25      17.57 -  17.57
   2004..............  139      8.73 -  9.07      1,246        1.09        1.25 - 1.25      12.22 -  12.22

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service
  Class 2)
  Sub-Accounts:
   VIP Contrafund (Service Class 2)
   2008..............  372      8.40 -  8.59      2,640        0.87        1.29 - 1.89     -43.78 - -43.43
   2007..............  346     11.79 - 15.18      4,347        0.86        1.29 - 1.89      15.07 -  15.78
   2006..............  250     10.29 - 12.98      2,768        1.13        1.29 - 1.89       2.91 -   9.33
   2005 (w)..........   55     11.87 - 11.92        659        0.00        1.29 - 1.89      18.68 -  19.17

--------
(w)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service
  Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom 2010 Portfolio (Service Class 2)
   2008..............   40    $ 8.15 -  8.29      $330         3.68%       1.29 - 1.89%    -26.58 - -26.13%
   2007..............   23     11.10 - 11.22       255         3.18        1.29 - 1.79       6.47 -   7.02
   2006 (y)..........   10     10.45 - 10.48       103         3.07        1.29 - 1.79       4.47 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2008..............   93      7.47 -  7.57       697         4.41        1.29 - 1.79     -34.00 - -33.67
   2007..............   24     11.31 - 11.41       279         2.39        1.29 - 1.79       7.99 -   8.54
   2006 (y)..........   16     10.48 - 10.51       165         2.67        1.29 - 1.79       4.77 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2008..............   36      6.95 -  7.04       256         2.21        1.29 - 1.79     -39.28 - -38.97
   2007..............   36     11.44 - 11.54       412         2.09        1.29 - 1.79       9.08 -   9.64
   2006 (y)..........   31     10.49 - 10.52       325         2.61        1.29 - 1.79       4.86 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2008..............   33      9.40 -  9.56       319         4.04        1.29 - 1.89     -12.39 - -11.86
   2007..............   23     10.81 - 10.84       246         5.12        1.29 - 1.49       4.33 -   4.54
   2006 (y)..........   11     10.36 - 10.37       110         5.44        1.29 - 1.49       3.59 -   3.73

   VIP Growth & Income (Service Class 2)
   2008..............   22      7.67 -  7.84       170         1.06        1.29 - 1.89     -43.00 - -42.65
   2007..............   20     13.45 - 13.67       270         1.41        1.29 - 1.89       9.73 -  10.41
   2006..............   19     12.26 - 12.38       236         0.51        1.29 - 1.89      10.73 -  11.40
   2005 (w)..........    9     11.07 - 11.11       101         0.00        1.29 - 1.89      10.69 -  11.14

   VIP Growth Stock (Service Class 2) (h)
   2008..............    6      6.38 -  6.43        38         0.00        1.29 - 1.59     -45.65 - -45.49
   2007..............    2     11.75 - 11.75        23         0.00        1.49 - 1.49      20.48 -  20.48
   2006 (y)..........    1      9.75 -  9.75        12         0.00        1.49 - 1.49      -2.47 -  -2.47

   VIP High Income (Service Class 2)
   2008..............   20      8.41 -  8.61       170         9.58        1.29 - 1.89     -26.56 - -26.11
   2007..............   19     11.46 - 11.65       220         8.92        1.29 - 1.89       0.59 -   1.21
   2006..............   19     11.39 - 11.51       216         9.07        1.29 - 1.89       8.93 -   9.60
   2005 (w)..........   13     10.46 - 10.50       136        13.03        1.29 - 1.89       4.56 -   4.98

--------
(w)For the period beginning April 29, 2005 and ended December 31, 2005
(y)For the period beginning May 1, 2006, and ended December 31, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service
  Class 2)
  Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2)
   2008..............   90    $ 6.87 -  6.98    $   622       2.38%        1.29 - 1.89%    -38.35 - -37.97%
   2007..............   68     11.16 - 11.26        766       3.40         1.29 - 1.79       3.29 -   3.82
   2006 (y)..........   32     10.81 - 10.85        343       0.00         1.29 - 1.79       8.09 -   8.46

   VIP MidCap (Service Class 2)
   2008..............  173      6.72 -  8.94      1,217       0.26         1.29 - 1.89     -40.75 - -40.39
   2007..............  177     11.27 - 15.08      2,103       0.51         1.29 - 1.89      13.15 -  13.84
   2006..............  132      9.86 - 13.47      1,418       0.07         1.29 - 1.89      -1.42 -  10.96
   2005 (w)..........   25     12.09 - 12.14        308       0.00         1.29 - 1.89      20.87 -  21.36

   VIP Money Market (Service Class 2)
   2008..............   42     10.58 - 10.76        442       2.31         1.29 - 1.89       0.83 -   1.44
   2007..............   11     10.60 - 10.60        112       4.13         1.29 - 1.29       3.60 -   3.60
   2006 (y)..........    3     10.23 - 10.23         29       6.12         1.29 - 1.29       2.35 -   2.35

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2008..............   10      8.18 -  8.36         83       0.12         1.29 - 1.89     -36.54 - -36.15
   2007..............   12     12.89 - 13.10        154       0.13         1.29 - 1.89      12.15 -  12.84
   2006..............   12     11.49 - 11.61        141       0.01         1.29 - 1.89       3.22 -  16.08
   2005 (w)..........    2     11.13 - 11.16         27       0.18         1.49 - 1.89      11.32 -  11.63

   Franklin Growth and Income Securities
   2008..............  639     10.09 - 10.54      6,636       3.31         1.29 - 1.99     -36.44 - -35.98
   2007..............  734     11.47 - 15.87     11,928       2.34         1.29 - 1.99      -5.63 -  -4.96
   2006..............  771     16.82 - 17.33     13,221       2.47         1.29 - 1.99      14.44 -  15.25
   2005..............  775     14.70 - 15.03     11,559       2.73         1.29 - 1.99       1.46 -   2.18
   2004..............  571     14.49 - 14.71      8,356       2.42         1.29 - 1.99      44.87 -  47.13

--------
(w)For the period beginning April 29, 2005 and ended December 31, 2005
(y)For the period beginning May 1, 2006, and ended December 31, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin High Income Securities
   2008..............    32   $ 8.79 -  9.05    $   288       9.86%        1.29 - 1.89%    -24.83 - -24.37%
   2007..............    44    11.70 - 11.96        520       6.10         1.29 - 1.89       0.76 -   1.38
   2006..............    49    11.61 - 11.80        580       7.07         1.29 - 1.89       7.30 -   7.96
   2005..............    56    10.82 - 10.93        610       6.58         1.29 - 1.89       1.37 -   1.99
   2004 (v)..........    37    10.67 - 10.72        399       3.01         1.29 - 1.89       6.74 -   7.17

   Franklin Income Securities
   2008.............. 1,736     9.07 -  9.38     16,074       5.71         1.29 - 1.99     -31.06 - -30.56
   2007.............. 2,022    12.45 - 13.16     27,010       3.50         1.29 - 1.99       1.68 -   2.41
   2006.............. 1,839    12.94 - 13.19     24,046       3.46         1.29 - 1.99      15.89 -  16.72
   2005.............. 1,207    11.16 - 11.30     13,581       3.35         1.29 - 1.99      -0.41 -   0.30
   2004 (v)..........   316    11.21 - 11.26      3,553       0.13         1.29 - 1.99      12.10 -  12.63

   Franklin Large Cap Growth Securities
   2008.............. 1,387     7.56 -  7.79     10,708       1.33         1.29 - 1.99     -35.83 - -35.37
   2007.............. 1,430    11.79 - 11.98     17,119       0.78         1.29 - 1.99       4.11 -   4.85
   2006.............. 1,298    11.32 - 11.43     14,849       0.81         1.29 - 1.99       8.70 -   9.47
   2005..............   680    10.42 - 10.51      7,115       0.42         1.29 - 1.99      -0.24 -   4.15
   2004 (z)..........    60    10.52 - 10.53        630       0.00         1.29 - 1.79       5.20 -   5.33

   Franklin Small Cap Value Securities
   2008..............   431    13.53 - 14.14      5,709       1.20         1.29 - 1.99     -34.35 - -33.88
   2007..............   476    12.63 - 20.61      9,647       0.68         1.29 - 1.99      -4.33 -  -3.65
   2006..............   473    21.54 - 22.19      9,999       0.70         1.29 - 1.99      14.66 -  15.48
   2005..............   381    11.36 - 18.79      7,084       0.75         1.29 - 1.99       6.61 -  13.56
   2004..............   200    17.62 - 17.90      3,570       0.16         1.29 - 1.99      21.29 -  22.15

   Franklin U.S. Government
   2008..............   614    11.53 - 11.92      7,222       5.03         1.29 - 1.99       5.45 -   6.20
   2007..............   597    10.93 - 11.22      6,638       4.57         1.29 - 1.99       4.47 -   5.22
   2006..............   540    10.46 - 10.66      5,720       4.25         1.29 - 1.99       1.95 -   2.68
   2005..............   482    10.26 - 10.39      4,983       4.83         1.29 - 1.99       0.37 -   1.09
   2004 (v)..........   183    10.22 - 10.27      1,880       0.39         1.29 - 1.99       2.25 -   2.74

--------
(v)For the period beginning April 30, 2004, and ended December 31, 2004
(z)For the period beginning October 1, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Discovery Securities
   2008..............   155   $ 8.45 -  8.61    $ 1,344        2.54%       1.29 - 1.99%    -29.88 - -29.38%
   2007..............   154    12.19 - 15.05      1,886        1.80        1.29 - 1.89       9.72 -  10.40
   2006..............    55    11.04 - 13.71        626        0.25        1.29 - 1.89      10.41 -  20.74
   2005 (w)..........     2    11.36 - 11.36         22        0.00        1.89 - 1.89      13.58 -  13.58

   Mutual Shares Securities
   2008.............. 1,078    10.98 - 11.48     11,818        3.11        1.29 - 1.99     -38.36 - -37.92
   2007.............. 1,192    13.20 - 17.82     21,063        1.53        1.29 - 1.99       1.41 -   2.14
   2006.............. 1,099    14.00 - 17.57     19,035        1.28        1.29 - 1.99      16.03 -  16.86
   2005..............   933    15.14 - 15.49     13,903        0.91        1.29 - 1.99       8.36 -   9.13
   2004..............   630    10.97 - 13.97      8,795        0.65        1.29 - 1.99       9.74 -  10.39

   Templeton Developing Markets Securities
   2008..............   162    18.88 - 19.73      2,938        2.69        1.29 - 1.99     -53.65 - -53.32
   2007..............   170    20.49 - 40.73      6,767        2.34        1.29 - 1.99      26.21 -  27.12
   2006..............   167    32.27 - 33.24      5,225        1.22        1.29 - 1.99      25.55 -  26.44
   2005..............   115    25.71 - 26.29      2,885        1.33        1.29 - 1.99      24.90 -  25.79
   2004..............    56    20.58 - 20.90      1,167        1.73        1.29 - 1.99      22.23 -  23.10

   Templeton Foreign Securities
   2008.............. 1,074     9.40 - 13.40     13,546        2.47        1.25 - 1.99     -41.57 - -41.12
   2007.............. 1,142    15.96 - 22.93     24,402        2.06        1.25 - 1.99      13.15 -  14.02
   2006.............. 1,060    13.27 - 14.40     19,659        1.21        1.25 - 1.99      19.94 -  32.71
   2005..............   688    11.67 - 17.02     10,344        1.11        1.25 - 1.99       7.98 -   8.80
   2004..............   326    10.73 - 15.76      4,396        0.92        1.25 - 1.99      16.17 -  17.05

   Templeton Global Asset Allocation (g)
   2008..............    36    12.83 - 12.83        462       11.83        1.25 - 1.25     -26.03 - -26.03
   2007..............    64    17.35 - 17.35      1,114       17.93        1.25 - 1.25       8.64 -   8.64
   2006..............    62    15.97 - 15.97        994        5.43        1.25 - 1.25      19.61 -  19.61
   2005..............    42    13.35 - 13.35        564        3.62        1.25 - 1.25       2.27 -   2.27
   2004..............    38    13.06 - 13.06        498        2.59        1.25 - 1.25      14.27 -  14.27

--------
(g)Previously known as Templeton Asset Strategy
(w)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Growth and Income
   2008.................   14    $ 8.08 -  8.27     $  110       1.92%        1.29 - 1.89%    -34.97 - -34.57%
   2007.................   16     12.43 - 12.63        199       2.49         1.29 - 1.89      -1.65 -  -1.04
   2006.................    7     12.64 - 12.77         94       1.80         1.29 - 1.89      20.32 -  21.05
   2005 (w).............    6     10.50 - 10.55         67       2.83         1.29 - 1.89       5.03 -   5.46

   VIT Mid Cap Value
   2008.................   20      8.09 -  8.27        165       0.96         1.29 - 1.89     -37.91 - -37.53
   2007.................   26     13.03 - 13.25        346       0.77         1.29 - 1.89       0.70 -   1.32
   2006.................   29     12.94 - 13.07        372       1.03         1.29 - 1.89      13.97 -  30.74
   2005 (w).............   25     11.35 - 11.39        285       0.83         1.49 - 1.89      13.55 -  13.86

   VIT Structured Small Cap Equity
   2008.................   33      6.61 -  6.76        222       0.65         1.29 - 1.89     -35.09 - -34.69
   2007.................   38     10.19 - 10.36        386       0.40         1.29 - 1.89     -18.30 - -17.80
   2006.................   35     12.47 - 12.60        435       0.68         1.29 - 1.89      10.15 -  10.83
   2005.................   34     11.32 - 11.37        384       0.23         1.29 - 1.89      13.21 -  13.67
   2004.................   --        --  -   --         --       0.00         0.00 - 0.00       0.00 -   0.00

   VIT Structured U.S. Equity
   2008.................   14      7.43 -  7.60        106       1.56         1.29 - 1.89     -37.74 - -37.36
   2007.................   16     11.94 - 12.13        189       1.11         1.29 - 1.89      -4.20 -  -3.61
   2006.................   14     12.46 - 12.59        181       1.43         1.29 - 1.89      10.76 -  11.44
   2005 (w).............    7     11.25 - 11.30         78       1.27         1.29 - 1.89      12.49 -  12.95

Investments in the Lord
  Abbett Series Fund
  Sub-Accounts:
   All Value
   2008.................  182      9.39 -  9.68      1,741       0.55         1.29 - 1.99     -30.09 - -29.59
   2007.................  188     13.34 - 13.43      2,546       0.51         1.29 - 1.99       4.59 -   5.34
   2006.................  193     12.84 - 13.05      2,489       0.68         1.29 - 1.99      12.37 -  13.17
   2005.................  140     11.43 - 11.53      1,607       0.59         1.29 - 1.99       5.58 -  14.27
   2004 (z).............   13     10.90 - 10.92        146       0.55         1.29 - 1.89       9.04 -   9.20

   Bond-Debenture
   2008.................  522      9.26 -  9.55      4,941       6.49         1.29 - 1.99     -19.18 - -18.60
   2007.................  646     11.59 - 11.73      7,531       6.40         1.29 - 1.99       4.06 -   4.81
   2006.................  615     11.02 - 11.27      6,858       7.47         1.29 - 1.99       7.16 -   7.92
   2005.................  347     10.28 - 10.37      3,589       8.15         1.29 - 1.99       0.00 -   2.79
   2004 (z).............   39     10.36 - 10.37        403       8.77         1.29 - 1.79       3.57 -   3.70

--------
(w)For the period beginning April 29, 2005 and ended December 31, 2005
(z)For the period beginning October 1, 2004 and ended December 31, 2004

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Growth and Income
   2008.................  308    $  8.00 -  8.24    $2,514       1.45%        1.29 - 1.99%    -37.69 - -37.24%
   2007.................  348      12.64 - 12.84     4,526       1.26         1.29 - 1.99       1.37 -   2.10
   2006.................  341      12.66 - 12.87     4,357       1.46         1.29 - 1.99      14.95 -  15.76
   2005.................  256      11.02 - 11.11     2,836       1.67         1.29 - 1.99       1.92 -  10.15
   2004 (z).............   29      10.89 - 10.90       311       1.42         1.29 - 1.89       8.88 -   9.04

   Growth Opportunities
   2008.................  244       8.69 -  8.95     2,164       0.00         1.29 - 1.99     -39.47 - -39.04
   2007.................  258      14.14 - 14.35     3,749       0.00         1.29 - 1.99      18.86 -  19.71
   2006.................  228      12.07 - 12.27     2,769       0.00         1.29 - 1.99       5.75 -   6.51
   2005.................  108      11.42 - 11.52     1,243       0.00         1.29 - 1.99       3.28 -  14.17
   2004 (z).............   20      11.14 - 11.15       219       0.00         1.29 - 1.79      11.39 -  11.53

   Mid-Cap Value
   2008.................  493       7.60 -  7.83     3,793       1.25         1.29 - 1.99     -40.57 - -40.14
   2007.................  540      12.43 - 12.79     6,959       0.44         1.29 - 1.99      -1.43 -  -0.72
   2006.................  567      12.97 - 13.18     7,385       0.57         1.29 - 1.99      10.00 -  10.79
   2005.................  435      11.79 - 11.90     5,132       0.75         1.29 - 1.99       6.83 -  17.91
   2004 (z).............   41      11.12 - 11.14       457       0.32         1.29 - 1.89      11.19 -  11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS High Income
   2008.................   37      9.23 -   9.23       338       9.58         1.25 - 1.25     -29.38 - -29.38
   2007.................   43     13.07 -  13.07       566       8.50         1.25 - 1.25       0.50 -   0.50
   2006.................   44     13.00 -  13.00       568       7.88         1.25 - 1.25       9.01 -   9.01
   2005.................   45     11.93 -  11.93       536       5.57         1.25 - 1.25       0.89 -   0.89
   2004.................   50     11.82 -  11.82       586       2.79         1.25 - 1.25       7.79 -   7.79

   MFS Investors Trust
   2008.................   61      7.12 -   7.12       438       0.92          1.25 -1.25     -33.91 - -33.91
   2007.................   84     10.77 -  10.77       908       0.85         1.25 - 1.25       8.93 -   8.93
   2006.................   92      9.89 -   9.89       913       0.49         1.25 - 1.25      11.59 -  11.59
   2005.................  123      8.86 -   8.86     1,087       0.56         1.25 - 1.25       5.98 -   5.98
   2004.................  114      8.36 -   8.36       955       0.60         1.25 - 1.25       9.96 -   9.96

--------
(z)For the period beginning October 1, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS New Discovery
   2008................   55    $ 5.51 -   5.51   $   305       0.00%        1.25 - 1.25%    -40.05 - -40.05%
   2007................   76      9.20 -   9.20       697       0.00         1.25 - 1.25       1.23 -   1.23
   2006................   85      9.08 -   9.08       771       0.00         1.25 - 1.25      11.80 -  11.80
   2005................   88      8.12 -   8.12       712       0.00         1.25 - 1.25       3.93 -   3.93
   2004................   86      7.82 -   7.82       674       0.00         1.25 - 1.25       5.19 -   5.19

   MFS Research Bond
   2008................   58     13.86 -  13.86       804       3.50          1.25 -1.25      -3.58 -  -3.58
   2007................   84     14.38 -  14.38     1,211       3.05         1.25 - 1.25       2.91 -   2.91
   2006................   86     13.97 -  13.97     1,207       3.91         1.25 - 1.25       2.76 -   2.76
   2005................  103     13.60 -  13.60     1,403       5.21         1.25 - 1.25       0.25 -   0.25
   2004................  110     13.56 -  13.56     1,495       5.82         1.25 - 1.25       4.74 -   4.74

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2008................   64      7.95 -   8.95       512       0.22         0.83 - 1.48     -49.61 - -49.28
   2007................   75     15.79 -  17.66     1,188       0.00         0.83 - 1.48      17.90 -  18.67
   2006................   93     13.39 -  14.88     1,258       0.00         0.83 - 1.48       6.26 -   6.95
   2005................  118     12.60 -  13.91     1,494       0.00         0.83 - 1.48      21.36 -  22.15
   2004................  168     10.38 -  11.39     1,750       0.01         0.83 - 1.48      11.06 -  11.78

   Capital Opportunities (h)
   2008................  145      8.19 -  36.20     5,353       0.27          0.83 -1.48     -48.40 - -48.06
   2007................  176     15.77 -  70.15    12,598       0.53         0.83 - 1.48      17.78 -  18.55
   2006................  243     13.30 -  59.57    14,736       0.00         0.83 - 1.48       2.66 -   3.33
   2005................  350     12.88 -  58.02    20,593       0.00         0.83 - 1.48      16.43 -  17.18
   2004................  419     10.99 -  49.84    21,143       0.41         0.83 - 1.48       9.51 -  10.23

   Dividend Growth
   2008................  369     24.43 -  27.22    10,114       0.49          1.00 -1.48     -37.29 - -36.99
   2007................  470     38.76 -  43.40    20,549       1.27         1.00 - 1.48       2.68 -   3.18
   2006................  611     37.57 -  42.26    25,996       1.34         1.00 - 1.48       9.47 -   9.99
   2005................  790     34.15 -  38.61    30,687       1.29         1.00 - 1.48       4.06 -   4.56
   2004................  946     32.66 -  37.10    35,254       1.58         1.00 - 1.48       6.87 -   7.38

--------
(h)Previously known as Equity

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   European Equity (i)
   2008...............  108    $31.69 -  34.32   $ 3,469       2.61%        1.00 - 1.48%    -43.54 - -43.27%
   2007...............  128     56.14 -  60.50     7,274       1.73         1.00 - 1.48      13.89 -  14.44
   2006...............  174     49.30 -  52.86     8,684       1.69         1.00 - 1.48      28.30 -  28.92
   2005...............  219     38.42 -  41.01     8,490       1.21         1.00 - 1.48       7.10 -   7.61
   2004...............  264     35.87 -  38.11     9,568       1.12         1.00 - 1.48      11.08 -  11.61

   Global Advantage
   2008...............   54      6.55 -   6.55       354       1.16         1.35 - 1.48     -44.66 - -44.59
   2007...............   65     11.84 -  11.99       770       0.96         1.35 - 1.48      15.36 -  15.51
   2006...............   80     10.27 -  10.38       827       0.82         1.35 - 1.48      16.81 -  16.97
   2005...............  105      8.79 -   8.88       926       0.27         1.35 - 1.48       5.23 -   5.37
   2004...............  129      8.35 -  11.82     1,084       0.42         0.83 - 1.48      10.89 -  18.15

   Global Dividend Growth
   2008...............  201     16.65 -  17.84     3,394       2.81         1.00 - 1.48     -41.81 - -41.53
   2007...............  263     28.61 -  30.51     7,606       2.04         1.00 - 1.48       5.44 -   5.95
   2006...............  328     27.13 -  28.79     9,000       1.96         1.00 - 1.48      20.15 -  20.73
   2005...............  409     22.58 -  23.85     9,321       1.63         1.00 - 1.48       4.78 -   5.28
   2004...............  476     21.55 -  22.65    10,361       1.49         1.00 - 1.48      13.24 -  13.79

   High Yield
   2008...............   40      10.94 - 14.41       453       2.45         1.00 - 1.48     -24.26 - -23.89
   2007...............   57      14.44 - 18.93       843       6.56         1.00 - 1.48       2.63 -   3.13
   2006...............   72     14.07 -  18.36     1,032       7.03         1.00 - 1.48       7.69 -   8.21
   2005...............   93     13.06 -  16.97     1,242       7.15         1.00 - 1.48       0.69 -   1.17
   2004...............  113     12.69 -  12.97     1,496       7.33         0.83 - 1.48       8.23 -  26.88

   Income Builder
   2008...............   51     10.64 -  13.37       682       0.84         0.83 - 1.48     -27.37 - -26.90
   2007...............   70     14.55 -  18.40     1,291       2.84         0.83 - 1.48       1.68 -   2.35
   2006...............   87     14.22 -  18.10     1,577       2.52         0.83 - 1.48      12.54 -  13.27
   2005...............  106     12.55 -  16.08     1,718       2.65         0.83 - 1.48       5.39 -   6.08
   2004...............  131     11.83 -  15.26     2,006       3.66         0.83 - 1.48       9.33 -  10.04

   Income Plus (j)
   2008...............  270     11.94 -  24.48     6,745       2.01         0.83 - 1.48     -10.26 -   9.68
   2007...............  335     13.22 -  27.28     9,309       5.22         0.83 - 1.48       4.42 -   5.11
   2006...............  419     12.58 -  26.12    11,175       5.01         0.83 - 1.48       4.15 -   4.82
   2005...............  545     12.00 -  25.08    13,901       5.18         0.83 - 1.48       1.81 -   2.47
   2004...............  710     11.71 -  24.64    17,737       5.51         0.83 - 1.48       3.68 -   4.36

--------
(i)Previously known as European Growth
(j)Previously known as Quality Income Plus

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Limited Duration
   2008...............   76    $ 9.39 -   9.98   $   762       1.64%        0.83 - 1.48%    -16.16 - -15.61%
   2007...............   90     11.12 -  11.91     1,076       5.09         0.83 - 1.48       1.43 -   2.09
   2006...............  108     10.90 -  11.74     1,276       4.29         0.83 - 1.48       2.75 -   3.42
   2005...............  158     10.53 -  11.42     1,809       3.94         0.83 - 1.48       0.37 -   1.03
   2004...............  189     10.43 -  11.38     2,155       4.08         0.83 - 1.48      -0.07 -   0.58

   Money Market
   2008...............  279      15.36 - 25.56     4,396       2.31         1.00 - 1.48       0.94 -   1.43
   2007...............  303      15.21 - 25.20     4,728       4.81         1.00 - 1.48       3.38 -   3.88
   2006...............  343      14.72 - 24.26     5,170       4.97         1.00 - 1.48       3.08 -   3.58
   2005...............  476      14.28 - 23.42     6,944       2.63         1.00 - 1.48       1.28 -   1.77
   2004...............  516      14.10 - 23.01     7,420       0.82         1.00 - 1.48      -0.61 -  -0.14

   S&P 500 Index
   2008...............  250       8.05 -  8.16     2,020       2.54         1.35 - 1.48     -37.99 - -37.91
   2007...............  304      12.98 - 13.14     3,960       1.93         1.35 - 1.48       3.68 -   3.81
   2006...............  394      12.52 - 12.66     4,947       1.57         1.35 - 1.48      13.87 -  14.01
   2005...............  506      10.99 - 11.10     5,575       1.61         1.35 - 1.48       3.10 -   3.24
   2004...............  591      10.66 - 10.75     6,320       0.98         1.35 - 1.48       8.97 -   9.11

   Strategist
   2008...............  210      31.97 - 40.80     6,847       0.75         1.00 - 1.48     -25.10 - -24.74
   2007...............  240      42.68 - 54.22    10,402       2.81         1.00 - 1.48       7.03 -   7.55
   2006...............  340      39.88 - 50.41    13,730       2.50         1.00 - 1.48      13.33 -  13.87
   2005...............  452      35.19 - 44.27    16,105       1.95         1.00 - 1.48       6.74 -   7.25
   2004...............  528      32.97 - 41.28    17,602       1.86         1.00 - 1.48       8.75 -   9.28

   Utilities
   2008...............  193      26.48 - 28.40     5,186       0.63         1.00 - 1.48     -34.25 - -33.94
   2007...............  228      40.27 - 42.98     9,295       1.92         1.00 - 1.48      18.56 -  19.13
   2006...............  278      33.97 - 36.08     9,542       2.03         1.00 - 1.48      18.56 -  19.12
   2005...............  336      28.65 - 30.29     9,742       2.36         1.00 - 1.48      12.94 -  13.48
   2004...............  375      25.37 - 26.69     9,599       2.47         1.00 - 1.48      18.89 -  19.46

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2008...............   94    $10.02 - 10.37     $  846       0.00%        1.29 - 1.89%    -49.97 - -49.66%
   2007...............  101     20.03 - 20.60      1,806       0.00         1.29 - 1.89      17.12 -  17.84
   2006...............  105     17.10 - 17.48      1,605       0.00         1.29 - 1.89       5.61 -   6.26
   2005...............  120     16.19 - 16.45      1,708       0.00         1.29 - 1.89      20.41 -  21.15
   2004...............  143     13.45 - 13.58      1,671       0.00         1.29 - 1.89      10.35 -  11.02

   Capital Opportunities (Class Y Shares) (k)
   2008...............  108      9.10 -  9.42        873       0.19         1.29 - 1.89     -48.74 - -48.42
   2007...............  131     17.76 - 18.27      2,003       0.12         1.29 - 1.89      16.97 -  17.69
   2006...............  162     15.18 - 15.53      2,149       0.00         1.29 - 1.89       1.96 -   2.58
   2005...............  247     14.89 - 15.14      3,108       0.00         1.29 - 1.89      15.67 -  16.38
   2004...............  244     12.87 - 13.01      2,612       0.25         1.29 - 1.89       8.77 -  30.05

   Dividend Growth (Class Y Shares)
   2008...............  200      9.26 -  9.58      1,652       0.41         1.29 - 1.89     -37.66 - -37.28
   2007...............  250     14.85 - 15.28      3,250       1.03         1.29 - 1.89       1.93 -   2.55
   2006...............  280     14.57 - 14.90      3,548       1.18         1.29 - 1.89       8.74 -   9.40
   2005...............  362     13.40 - 13.62      4,196       1.05         1.29 - 1.89       3.37 -   4.00
   2004...............  392     12.96 - 13.10      4,357       1.43         1.29 - 1.89       6.17 -   6.81

   European Equity (Class Y Shares) (l)
   2008...............   52     11.99 - 12.41        552       2.12         1.29 - 1.89     -43.93 - -43.58
   2007...............   65     21.38 - 22.00      1,210       1.53         1.29 - 1.89      13.15 -  13.85
   2006...............   73     18.90 - 19.32      1,196       1.60         1.29 - 1.89      27.43 -  28.21
   2005...............   81     14.83 - 15.07      1,030       0.95         1.29 - 1.89       6.32 -   6.96
   2004...............   88     13.95 - 14.09      1,035       1.05         1.29 - 1.89      10.35 -  11.03

   Global Advantage (Class Y Shares)
   2008...............   10     10.55 - 10.92        100       0.76         1.29 - 1.89     -45.02 - -44.68
   2007...............   13     19.19 - 19.75        226       0.65         1.29 - 1.89      14.47 -  15.17
   2006...............   15     16.77 - 17.15        228       0.58         1.29 - 1.89      16.12 -  16.83
   2005...............   17     14.44 - 14.68        226       0.05         1.29 - 1.89       4.43 -   5.07
   2004...............   14     13.83 - 13.97        167       0.31         1.29 - 1.89      10.16 -  10.84

--------
(k)Previously known as Equity (Class Y Shares)
(l)Previously known as European Growth (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Global Dividend Growth (Class Y Shares)
   2008...............  100    $10.93 - 11.32     $1,043       2.67%        1.29 - 1.89%    -42.20 - -41.85%
   2007...............  113     18.92 - 19.46      2,022       1.72         1.29 - 1.89       4.74 -   5.38
   2006...............  117     18.06 - 18.47      2,003       1.86         1.29 - 1.89      19.31 -  20.04
   2005...............  128     15.14 - 15.38      1,810       1.39         1.29 - 1.89       4.17 -   4.81
   2004...............  122     14.53 - 14.68      1,639       1.39         1.29 - 1.89      12.49 -  13.17

   High Yield (Class Y Shares)
   2008...............  148      9.97 - 10.32      1,196       2.44         1.29 - 1.89     -24.65 - -24.19
   2007...............  168     13.22 - 13.61      1,824       6.54         1.29 - 1.89       1.93 -   2.55
   2006...............  184     12.97 - 13.27      1,968       6.99         1.29 - 1.89       6.95 -   7.61
   2005...............  225     12.13 - 12.33      2,262       7.09         1.29 - 1.89       0.00 -   0.61
   2004...............  217     12.13 - 12.25      2,124       7.55         1.29 - 1.89       7.49 -   8.15

   Income Builder (Class Y Shares)
   2008...............  104     10.76 - 11.14      1,055       0.71         1.29 - 1.89     -27.83 - -27.39
   2007...............  121     14.91 - 15.34      1,691       2.61         1.29 - 1.89       0.91 -   1.53
   2006...............  147     14.77 - 15.11      2,029       2.44         1.29 - 1.89      11.81 -  12.49
   2005...............  171     13.21 - 13.43      2,106       2.49         1.29 - 1.89       4.70 -   5.34
   2004...............  173     12.62 - 12.75      2,019       3.81         1.29 - 1.89       8.63 -   9.29

   Income Plus (Class Y Shares) (m)
   2008...............  311     10.23 - 10.59      3,444       1.95         1.29 - 1.89     -10.83 - -10.28
   2007...............  426     11.48 - 11.81      5,254       5.22         1.29 - 1.89       3.72 -   4.36
   2006...............  468     11.06 - 11.31      5,576       5.23         1.29 - 1.89       3.35 -   3.98
   2005...............  575     10.71 - 10.88      6,592       4.93         1.29 - 1.89       1.13 -   1.75
   2004...............  526     10.59 - 10.69      6,012       5.63         1.29 - 1.89       3.09 -   3.72

   Limited Duration (Class Y Shares)
   2008...............  215      8.44 -  8.74      1,901       1.88         1.29 - 1.89     -16.82 - -16.31
   2007...............  323     10.15 - 10.45      3,446       4.76         1.29 - 1.89       0.85 -   1.47
   2006...............  418     10.07 - 10.29      4,395       4.66         1.29 - 1.89       2.07 -   2.69
   2005...............  555      9.86 - 10.03      5,698       3.68         1.29 - 1.89      -0.40 -   0.20
   2004...............  542      9.90 - 10.00      5,599       3.93         1.29 - 1.89      -0.74 -  -0.13

--------
(m)Previously known as Quality Income Plus (Class Y Shares)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Money Market (Class Y Shares)
   2008...............  306    $10.36 - 10.72     $3,244       1.99%        1.29 - 1.89%      0.26 -   0.88%
   2007...............  351     10.33 - 10.63      3,686       4.93         1.29 - 1.89       2.68 -   3.31
   2006...............  317     10.06 - 10.29      3,238       4.55         1.29 - 1.89       2.39 -   3.01
   2005...............  378      9.83 -  9.99      3,747       2.39         1.29 - 1.89       0.60 -   1.21
   2004...............  400      9.77 -  9.87      3,933       0.62         1.29 - 1.89      -1.29 -  -0.68

   S&P 500 Index (Class Y Shares)
   2008...............  284      9.59 -  9.92      2,447       2.17         1.29 - 1.89     -38.46 - -38.08
   2007...............  314     15.58 - 16.03      4,349       1.63         1.29 - 1.89       3.01 -   3.64
   2006...............  376     15.12 - 15.46      5,029       1.48         1.29 - 1.89      13.04 -  13.73
   2005...............  441     13.38 - 13.60      5,109       1.45         1.29 - 1.89       2.47 -   3.09
   2004...............  457     13.05 - 13.19      5,061       0.77         1.29 - 1.89       8.21 -   8.87

   Strategist (Class Y Shares)
   2008...............  156     12.22 - 12.65      1,712       0.70         1.29 - 1.89     -25.64 - -25.18
   2007...............  198     16.43 - 16.91      2,920       2.46         1.29 - 1.89       6.32 -   6.97
   2006...............  221     15.46 - 15.81      3,059       2.44         1.29 - 1.89      12.59 -  13.27
   2005...............  263     13.73 - 13.95      3,212       1.72         1.29 - 1.89       6.03 -   6.67
   2004...............  279     12.95 - 13.08      3,201       1.74         1.29 - 1.89       8.04 -   8.70

   Utilities (Class Y Shares)
   2008...............   53     13.74 - 14.22        565       0.54         1.29 - 1.89     -34.71 - -34.31
   2007...............   59     21.04 - 21.65        956       1.60         1.29 - 1.89      17.76 -  18.48
   2006...............   73     17.87 - 18.27        987       1.77         1.29 - 1.89      17.77 -  18.48
   2005...............   90     15.17 - 15.42      1,022       2.11         1.29 - 1.89      12.20 -  12.88
   2004...............   95     13.52 - 13.66        938       2.26         1.29 - 1.89      18.01 -  18.73

Investments in the
  Oppenheimer
  Variable Account
  Funds Sub-Accounts:
   Oppenheimer Capital Appreciation
   2008...............  176      5.11 -  5.11        899       0.15         1.25 - 1.25     -46.20 - -46.20
   2007...............  220      9.50 -  9.50      2,090       0.23         1.25 - 1.25      12.72 -  12.72
   2006...............  242      8.43 -  8.43      2,036       0.38         1.25 - 1.25       6.61 -   6.61
   2005...............  262      7.91 -  7.91      2,071       0.92         1.25 - 1.25       3.80 -   3.80
   2004...............  300      7.62 -  7.62      2,285       0.27         1.25 - 1.25       5.60 -   5.60

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer
  Variable Account
  Funds Sub-Accounts
  (continued):
   Oppenheimer Core Bond
   2008..............  104    $ 8.40 -  8.40     $  877       5.46%        1.25 - 1.25%    -39.81 - -39.81%
   2007..............  126     13.95 - 13.95      1,762       5.22         1.25 - 1.25       3.09 -   3.09
   2006..............  138     13.53 - 13.53      1,863       5.25         1.25 - 1.25       3.97 -   3.97
   2005..............  145     13.02 - 13.02      1,886       5.01         1.25 - 1.25       1.31 -   1.31
   2004..............  143     12.85 - 12.85      1,839       4.21         1.25 - 1.25       4.17 -   4.17

   Oppenheimer Global Securities
   2008..............   98      8.70 -  8.70        854       1.51         1.25 - 1.25     -40.93 - -40.93
   2007..............  130     14.72 - 14.72      1,910       1.36         1.25 - 1.25       4.99 -   4.99
   2006..............  134     14.02 - 14.02      1,884       1.00         1.25 - 1.25      16.23 -  16.23
   2005..............  141     12.07 - 12.07      1,697       0.97         1.25 - 1.25      12.89 -  12.89
   2004..............  130     10.69 - 10.69      1,394       1.19         1.25 - 1.25      17.67 -  17.67

   Oppenheimer High Income
   2008..............   71      2.74 -  2.74        194       9.89         1.25 - 1.25     -78.94 - -78.94
   2007..............   84     13.02 - 13.02      1,090       7.48         1.25 - 1.25      -1.35 -  -1.35
   2006..............   94     13.20 - 13.20      1,244       7.43         1.25 - 1.25       8.07 -   8.07
   2005..............   99     12.21 - 12.21      1,214       6.32         1.25 - 1.25       1.04 -   1.04
   2004..............   95     12.09 - 12.09      1,149       5.13         1.25 - 1.25       7.60 -   7.60

   Oppenheimer Main Street
   2008..............  347      6.65 -  6.65      2,304       1.64         1.25 - 1.25     -39.24 - -39.24
   2007..............  454     10.94 - 10.94      4,965       1.03         1.25 - 1.25       3.12 -   3.12
   2006..............  491     10.61 - 10.61      5,209       1.12         1.25 - 1.25      13.60 -  13.60
   2005..............  511      9.34 -  9.34      4,773       1.30         1.25 - 1.25       4.67 -   4.67
   2004..............  512      8.92 -  8.92      4,573       0.82         1.25 - 1.25       8.09 -   8.09

   Oppenheimer Main Street Small Cap (n)
   2008..............  128      8.87 -  8.87      1,139       0.53         1.25 - 1.25     -38.60 - -38.60
   2007..............  143     14.45 - 14.45      2,065       0.36         1.25 - 1.25      -2.44 -  -2.44
   2006..............  172     14.81 - 14.81      2,541       0.16         1.25 - 1.25      13.57 -  13.57
   2005..............  184     13.04 - 13.04      2,399       0.00         1.25 - 1.25       8.56 -   8.56
   2004..............  165     12.01 - 12.01      1,979       0.00         1.25 - 1.25      17.93 -  17.93

   Oppenheimer MidCap Fund
   2008..............  217      3.87 -  3.87        839       0.00         1.25 - 1.25     -49.70 - -49.70
   2007..............  260      7.70 -  7.70      2,006       0.00         1.25 - 1.25       5.00 -   5.00
   2006..............  283      7.34 -  7.34      2,075       0.00         1.25 - 1.25       1.68 -   1.68
   2005..............  303      7.22 -  7.22      2,184       0.00         1.25 - 1.25      10.94 -  10.94
   2004..............  294      6.50 -  6.50      1,912       0.00         1.25 - 1.25      18.28 -  18.28

--------
(n)Previously known as Oppenheimer Main Street Small Cap Growth

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer
  Variable Account
  Funds Sub-Accounts
  (continued):
   Oppenheimer Strategic Bond
   2008..............   137   $14.01 - 14.01    $ 1,915       5.58%        1.25 - 1.25%    -15.27 - -15.27%
   2007..............   203    16.54 - 16.54      3,352       3.60         1.25 - 1.25       8.32 -   8.32
   2006..............   219    15.27 - 15.27      3,348       4.48         1.25 - 1.25       6.16 -   6.16
   2005..............   256    14.38 - 14.38      3,676       4.48         1.25 - 1.25       1.40 -   1.40
   2004..............   263    14.18 - 14.18      3,735       5.10         1.25 - 1.25       7.32 -   7.32
Investments in the
  Oppenheimer
  Variable Account
  Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)
   2008..............   433     8.70 -  9.09      3,848       2.81         1.29 - 1.99     -44.74 - -44.34
   2007..............   463    11.72 - 15.74      7,404       2.38         1.29 - 1.99       1.42 -   2.14
   2006..............   499    11.48 - 15.53      7,833       1.93         1.29 - 1.99       8.66 -   9.43
   2005..............   501    14.29 - 14.61      7,234       1.46         1.29 - 1.99       1.62 -   2.34
   2004..............   314    14.06 - 14.28      4,467       0.53         1.29 - 1.99       7.61 -   8.38

   Oppenheimer Capital Appreciation (SS)
   2008.............. 1,073     8.26 -  8.60      9,009       0.00         1.29 - 1.99     -46.75 - -46.36
   2007.............. 1,134    13.03 - 15.51     17,794       0.01         1.29 - 1.99      11.58 -  12.38
   2006.............. 1,233    13.90 - 14.27     17,255       0.19         1.29 - 1.99       5.54 -   6.30
   2005.............. 1,058    13.17 - 13.42     14,017       0.57         1.29 - 1.99       2.78 -   3.51
   2004..............   495    12.82 - 12.97      6,386       0.15         1.29 - 1.99       4.49 -  29.68

   Oppenheimer Core Bond (SS)
   2008.............. 1,020     6.27 -  6.54      6,613       4.85         1.29 - 1.99     -40.29 - -39.86
   2007.............. 1,001    10.63 - 10.70     10,817       4.49         1.29 - 1.99       2.01 -   2.74
   2006..............   692    10.42 - 10.59      7,295       2.80         1.29 - 1.99       2.85 -   3.58
   2005..............   231    10.13 - 10.22      2,350       3.23         1.29 - 1.99       1.02 -   1.30
   2004 (z)..........    31    10.10 - 10.12        310       0.00         1.29 - 1.79       1.05 -   1.18

   Oppenheimer Global Securities (SS)
   2008..............   152    12.94 - 13.52      1,985       1.37         1.29 - 1.99     -41.52 - -41.10
   2007..............   185    14.55 - 22.13      4,114       1.17         1.29 - 1.99       3.96 -   4.71
   2006..............   197    21.28 - 21.92      4,214       0.89         1.29 - 1.99      15.03 -  15.85
   2005..............   205    18.50 - 18.92      3,839       0.78         1.29 - 1.99      11.80 -  12.59
   2004..............   172    16.55 - 16.81      2,874       0.83         1.29 - 1.99      16.51 -  17.35

--------
(z)For the period beginning October 1, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer
  Variable Account
  Funds (Service
  Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer High Income (SS)
   2008............ 1,380   $ 3.02 -  3.16    $ 4,283       7.68%        1.29 - 1.99%    -79.00 - -78.85%
   2007............   669    14.39 - 14.93      9,821       6.99         1.29 - 1.99      -2.46 -  -1.76
   2006............   686    14.75 - 15.19     10,267       7.26         1.29 - 1.99       7.06 -   7.82
   2005............   679    13.78 - 14.09      9,461       5.60         1.29 - 1.99      -0.02 -   0.69
   2004............   420    13.78 - 13.99      5,849       2.89         1.29 - 1.99       6.57 -   7.33

   Oppenheimer Main Street (SS)
   2008............ 1,587     7.51 - 10.09     15,388       1.27         1.29 - 1.99     -39.85 - -39.42
   2007............ 1,614    12.73 - 16.05     25,883       0.85         1.29 - 1.99       2.07 -   2.80
   2006............ 1,657    12.38 - 15.72     25,860       0.95         1.29 - 1.99      12.48 -  13.28
   2005............ 1,354    13.98 - 14.30     18,868       0.92         1.29 - 1.99       3.64 -   4.38
   2004............   809    13.49 - 13.70     11,023       0.46         1.29 - 1.99       6.97 -   7.74

   Oppenheimer Main Street Small Cap (SS) (o)
   2008............   433    12.13 - 12.67      5,194       0.29         1.29 - 1.99     -39.24 - -38.80
   2007............   484    13.06 - 19.96      9,488       0.17         1.29 - 1.99      -3.37 -  -2.67
   2006............   517    13.42 - 20.66     10,428       0.02         1.29 - 1.99      12.38 -  13.18
   2005............   422    18.38 - 18.80      7,695       0.00         1.29 - 1.99       7.54 -   8.30
   2004............   208    17.09 - 17.36      3,592       0.00         1.29 - 1.99      16.81 -  17.64

   Oppenheimer MidCap Fund (SS)
   2008............   234     8.27 -  8.64      1,959       0.00         1.29 - 1.99     -50.23 - -49.87
   2007............   236    12.44 - 16.62      3,962       0.00         1.29 - 1.99       3.92 -   4.66
   2006............   249    15.99 - 16.47      3,984       0.00         1.29 - 1.99       0.66 -   1.38
   2005............   220    15.89 - 16.25      3,529       0.00         1.29 - 1.99       9.76 -  10.54
   2004............   120    14.47 - 14.70      1,754       0.00         1.29 - 1.99      17.06 -  17.89

   Oppenheimer Strategic Bond (SS)
   2008............ 1,697    12.23 - 12.78     21,017       5.48         1.29 - 1.99     -16.19 - -15.59
   2007............ 2,033    11.71 - 14.59     29,956       3.40         1.29 - 1.99       7.36 -   8.13
   2006............ 2,135    13.59 - 14.00     29,149       4.05         1.29 - 1.99       5.11 -   5.85
   2005............ 1,769    12.93 - 13.22     22,993       3.54         1.29 - 1.99       0.45 -   1.16
   2004............   953    12.87 - 13.07     12,396       2.05         1.29 - 1.99       6.28 -   7.04

--------
(o)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Accounts:
   PIMCO VIT Commodity RealReturn Strategy
   2008...............    3    $ 6.34 -  6.41     $   21        6.16%       1.29 - 1.69%    -44.80 - -44.58%
   2007...............    3     11.53 - 11.53         36        3.45        1.49 - 1.49      21.30 -  21.30
   2006 (y)...........    1      9.50 -  9.50          9       13.02        1.49 - 1.49      -4.96 -  -4.96

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2008...............    3      9.33 -  9.38         26        7.49        1.49 - 1.69     -16.11 - -15.94
   2007...............    2     11.12 - 11.16         28        3.20        1.49 - 1.69      11.24 -  11.62
   2006 (y)...........   --      N/A  - N/A           --        0.00        0.00 - 0.00        N/A  - N/A

   PIMCO VIT Real Return (Advisor Shares)
   2008...............   10      9.99 - 10.15         98        3.89        1.29 - 1.89      -8.89 -  -8.33
   2007...............   11     11.04 - 11.04        120        2.24        1.49 - 1.49       8.92 -   8.92
   2006 (y)...........    1     10.13 - 10.13          7       18.10        1.49 - 1.49       1.32 -   1.32

   PIMCO VIT Total Return (Advisor Shares)
   2008...............   44     11.26 - 11.45        500        4.71        1.29 - 1.89       2.74 -   3.36
   2007...............   29     10.96 - 11.08        323        4.00        1.29 - 1.89       6.59 -   7.25
   2006 (y)...........   17     10.29 - 10.33        175        3.36        1.29 - 1.89       2.86 -   3.29

Investments in the
  Putnam Variable
  Trust Sub-Accounts:
   VT American Government Income
   2008...............  243     12.94 - 13.82      3,353        5.06        1.25 - 1.65      -1.35 -  -0.95
   2007...............  348     13.12 - 13.95      4,847        4.79        1.25 - 1.65       6.57 -   7.00
   2006...............  442     12.31 - 13.04      5,748        4.38        1.25 - 1.65       1.52 -   1.93
   2005...............  564     12.13 - 12.79      7,182        3.26        1.25 - 1.65      -0.31 -   0.09
   2004...............  626     12.16 - 12.78      7,971        3.96        1.25 - 1.65       0.97 -   1.38

   VT Capital Appreciation
   2008...............   90      5.31 -  5.49        487        0.42        1.25 - 1.65     -39.41 - -39.16
   2007...............  107      8.76 -  9.02        957        0.16        1.25 - 1.65      -8.49 -  -8.12
   2006...............  116      9.57 -  9.82      1,134        0.11        1.25 - 1.65      10.47 -  10.92
   2005...............  126      8.66 -  8.85      1,111        0.44        1.25 - 1.65       6.10 -   6.53
   2004...............  129      8.17 -  8.31      1,066        0.00        1.25 - 1.65      12.81 -  13.27

--------
(y)For the period beginning May 1, 2006, and ended December 31, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Capital Opportunities
   2008..............    28   $10.43 - 10.67    $   295       0.54%        1.25 - 1.65%    -36.26 - -36.00%
   2007..............    33    16.36 - 16.68        545       0.00         1.25 - 1.65     -11.05 - -10.69
   2006..............    27    18.40 - 18.67        503       0.09         1.25 - 1.65      13.78 -  83.96
   2005..............    19    16.26 - 16.41        314       0.00         1.25 - 1.60       8.40 -   8.78
   2004..............    11    15.00 - 15.09        158       0.67         1.25 - 1.60      16.23 -  16.65

   VT Discovery Growth
   2008..............   159     3.30 -  3.41        541       0.00         1.25 - 1.65     -44.23 - -44.01
   2007..............   186     5.91 -  6.09      1,134       0.00         1.25 - 1.65       8.49 -   8.93
   2006..............   255     5.45 -  5.59      1,419       0.00         1.25 - 1.65       9.24 -   9.68
   2005..............   311     4.99 -  5.10      1,576       0.00         1.25 - 1.65       5.48 -   5.91
   2004..............   330     4.73 -  4.81      1,584       0.00         1.25 - 1.65       5.80 -   6.23

   VT Diversified Income
   2008..............   337     9.85 -  9.97      3,356       6.82         1.25 - 1.65      31.96 - -31.68
   2007..............   487    14.47 - 14.60      7,097       5.26         1.25 - 1.65       2.40 -   2.82
   2006..............   611    14.14 - 14.20      8,673       5.72         1.25 - 1.65       4.54 -   4.97
   2005..............   681    13.52 - 13.53      9,203       7.26         1.25 - 1.65       1.35 -   1.76
   2004..............   724    13.29 - 13.34      9,623       9.43         1.25 - 1.65       7.40 -   7.84

   VT Equity Income
   2008..............    99    11.02 - 11.27      1,111       2.08         1.25 - 1.65     -32.28 - -32.00
   2007..............   123    16.27 - 16.58      2,024       1.58         1.25 - 1.65       1.48 -   1.89
   2006..............   107    16.03 - 16.27      1,746       1.08         1.25 - 1.65      17.36 -  60.29
   2005..............   105    13.73 - 13.86      1,461       0.86         1.25 - 1.60       3.82 -   4.19
   2004..............    79    13.30 - 13.23      1,044       0.00         1.25 - 1.60      10.03 -  10.42

   VT The George Putnam Fund of Boston
   2008..............   816     7.36 -  8.27      6,364       5.09         1.25 - 1.89     -41.84 - -41.46
   2007.............. 1,076    12.57 - 14.22     14,233       2.88         1.25 - 1.89      -0.96 -  -0.32
   2006.............. 1,250    12.61 - 14.36     16,504       2.48         1.25 - 1.89       9.81 -  10.53
   2005.............. 1,429    11.41 - 13.08     17,052       1.99         1.25 - 1.89       2.04 -   2.70
   2004.............. 1,459    11.11 - 11.99     16,826       1.82         1.25 - 1.89       6.16 -   6.86

   VT Global Asset Allocation
   2008..............   511     8.02 - 10.14      4,611       4.15         1.25 - 1.99     -34.65 - -34.16
   2007..............   668    12.17 - 15.52      9,015       0.51         1.25 - 1.99       0.88 -   1.65
   2006..............   700    11.98 - 15.39      9,404       2.73         1.25 - 1.99      10.62 -  11.45
   2005..............   808    10.75 - 13.91      9,601       1.06         1.25 - 1.99       4.85 -   5.64
   2004..............   634    10.17 - 13.27      6,870       1.71         1.25 - 1.99       7.74 -  32.67

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Equity
   2008..............   379   $ 4.18 -  6.28    $ 2,189        2.54%       1.25 - 1.65%    -46.25 - -46.03%
   2007..............   519     7.78 - 11.64      5,648        2.30        1.25 - 1.65       7.21 -   7.65
   2006..............   624     7.25 - 10.82      6,466        0.34        1.25 - 1.65      21.19 -  21.68
   2005..............   716     5.99 -  8.89      6,148        0.79        1.25 - 1.65       6.99 -   7.43
   2004..............   760     5.59 -  8.27      6,090        1.94        1.25 - 1.65      11.81 -  12.26

   VT Growth and Income
   2008.............. 2,111     6.67 -  9.51     15,012        2.18        1.25 - 1.99     -39.92 - -39.46
   2007.............. 2,942    11.01 - 15.83     34,296        1.44        1.25 - 1.99      -7.92 -  -7.22
   2006.............. 3,821    11.87 - 17.20     47,645        1.57        1.25 - 1.99      13.61 -  14.47
   2005.............. 4,520    10.37 - 15.14     49,045        1.54        1.25 - 1.99       3.92 -  51.36
   2004.............. 4,755     9.98 - 14.71     49,138        1.55        1.25 - 1.89       9.01 -   9.72

   VT Growth Opportunities
   2008..............   274     2.93 -  2.99        820        0.00        1.25 - 1.60     -38.68 - -38.46
   2007..............   324     4.79 -  4.86      1,572        0.06        1.25 - 1.60       3.71 -   4.08
   2006..............   401     4.52 -  4.67      1,870        0.06        1.25 - 1.65       6.77 -   7.20
   2005..............   459     4.23 -  4.36      1,999        0.61        1.25 - 1.65       2.39 -   2.81
   2004..............   557     4.13 -  4.24      2,361        0.00        1.25 - 1.65       0.06 -   0.47

   VT Health Sciences
   2008..............   260    10.23 - 10.48      2,600        0.00        1.25 - 1.99     -18.73 - -18.11
   2007..............   366    12.49 - 12.89      4,485        0.87        1.25 - 1.99      -2.59 -  -1.85
   2006..............   483    12.72 - 13.24      6,022        0.32        1.25 - 1.99       0.75 -   1.51
   2005..............   590    12.53 - 13.14      7,252        0.06        1.25 - 1.99      10.95 -  11.79
   2004..............   642    11.21 - 11.84      7,075        0.18        1.25 - 1.99       4.99 -   5.79

   VT High Yield
   2008..............   521    10.12 - 11.53      5,762       10.42        1.25 - 1.99     -27.54 - -26.99
   2007..............   640    13.86 - 15.91      9,675        8.01        1.25 - 1.99       0.74 -   1.50
   2006..............   699    13.65 - 15.79     10,335        7.43        1.25 - 1.99       8.33 -   9.15
   2005..............   739    12.51 - 14.58      9,945        8.00        1.25 - 1.99       1.81 -  45.79
   2004..............   637    12.28 - 14.46      8,255        7.70        1.25 - 1.89       8.45 -   9.16

   VT Income
   2008.............. 1,677     8.43 - 10.11     15,152        7.74        1.25 - 1.99     -25.44 - -24.88
   2007.............. 2,184    11.30 - 13.46     26,616        5.20        1.25 - 1.99       3.12 -   3.90
   2006.............. 2,390    10.96 - 12.95     28,341        4.31        1.25 - 1.99       2.45 -   3.22
   2005.............. 2,134    10.70 - 12.55     25,127        3.04        1.25 - 1.99       0.33 -   1.08
   2004.............. 1,697    10.67 - 12.41     20,522        3.96        1.25 - 1.99       2.36 -   3.13

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Equity
   2008..............   884   $10.05 - 12.21    $ 8,986       2.20%        0.83 - 1.99%    -45.07 - -44.42%
   2007.............. 1,061    18.08 - 22.35     19,422       2.96         0.83 - 1.89       6.31 -   7.47
   2006.............. 1,189    16.82 - 21.03     20,213       0.60         0.83 - 1.89      25.31 -  26.67
   2005.............. 1,187    13.28 - 16.78     15,890       1.41         0.83 - 1.89      10.08 -  11.27
   2004.............. 1,162    11.93 - 14.41     13,653       1.48         0.83 - 1.89      14.00 -  15.23

   VT International Growth and Income
   2008..............   175     8.35 -  9.48      1,625       1.99         1.25 - 1.65     -46.91 - -46.70
   2007..............   228    15.72 - 17.78      4,002       1.89         1.25 - 1.65       5.23 -   5.66
   2006..............   279    14.94 - 16.83      4,643       1.16         1.25 - 1.65      25.13 -  25.64
   2005..............   255    11.94 - 13.39      3,395       0.85         1.25 - 1.65      12.22 -  12.68
   2004..............   247    10.64 - 11.89      2,913       1.19         1.25 - 1.65      18.99 -  19.47

   VT International New Opportunities
   2008..............   158     5.25 -  8.98      1,261       1.67         1.25 - 1.65     -43.43 - -43.20
   2007..............   220     9.28 - 15.81      3,066       0.90         1.25 - 1.65      11.33 -  11.79
   2006..............   201     8.33 - 14.14      2,737       1.32         1.25 - 1.65      24.06 -  24.56
   2005..............   216     6.72 - 11.35      2,382       0.64         1.25 - 1.65      16.42 -  16.89
   2004..............   229     5.77 -  9.71      2,167       0.98         1.25 - 1.65      11.48 -  11.93

   VT Investors
   2008.............. 1,067     5.15 -  9.39      5,638       0.25         1.25 - 1.99     -40.75 - -40.30
   2007.............. 1,487     8.63 - 15.93     13,067       0.37         1.25 - 1.89      -6.97 -  -6.36
   2006.............. 1,791     9.22 - 17.12     16,820       0.40         1.25 - 1.89      11.79 -  12.51
   2005.............. 1,977     8.19 - 14.32     16,318       0.97         1.25 - 1.89       6.76 -   7.45
   2004.............. 2,137     7.62 - 13.41     16,303       0.46         1.25 - 1.89      10.51 -  11.23

   VT Mid Cap Value
   2008..............    42    10.20 - 10.44        437       0.45         1.25 - 1.65     -43.77 - -43.54
   2007..............    57    18.14 - 18.49      1,045       1.49         1.25 - 1.65       0.00 -   0.41
   2006..............    89    18.14 - 18.41      1,630       0.24         1.25 - 1.65      13.17 -  13.63
   2005..............    86    16.03 - 16.20      1,391       0.20         1.25 - 1.65      10.59 -  11.04
   2004..............    59    14.50 - 14.59        861       0.00         1.25 - 1.65      13.54 -  14.00

   VT Money Market
   2008.............. 2,028    10.62 - 11.82     21,934       2.72         1.25 - 1.99       0.53 -   1.29
   2007.............. 2,375    10.57 - 11.67     25,382       4.70         1.25 - 1.99       2.71 -   3.49
   2006.............. 2,501     9.97 - 11.27     25,940       4.52         1.25 - 1.99       2.30 -   3.07
   2005.............. 1,677     9.75 - 10.94     17,026       2.56         1.25 - 1.99       0.50 -   1.25
   2004..............   971     9.70 - 10.80      9,953       0.53         1.25 - 1.99      -1.34 -  -0.60

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Opportunities
   2008..............   748   $ 5.67 - 10.46    $ 4,123       0.00%        1.25 - 1.89%    -39.91 - -39.51%
   2007..............   979     9.38 - 17.40      8,831       0.00         1.25 - 1.89       3.73 -   4.41
   2006.............. 1,242     8.98 - 16.78     10,782       0.00         1.25 - 1.89       6.51 -   7.21
   2005.............. 1,453     8.38 - 15.75     11,647       0.11         1.25 - 1.89       7.93 -   8.63
   2004.............. 1,647     7.71 - 14.59     12,158       0.00         1.25 - 1.89       8.22 -   8.93

   VT New Value
   2008..............   857     8.27 -  9.80      7,821       1.86         1.25 - 1.99     -45.86 - -45.45
   2007..............   915    15.16 - 18.10     15,118       1.17         1.25 - 1.99      -6.79 -  -6.08
   2006..............   951    16.15 - 19.42     16,533       1.05         1.25 - 1.99      13.71 -  14.57
   2005..............   881    14.09 - 17.08     13,222       0.79         1.25 - 1.99       3.79 -   4.57
   2004..............   699    13.48 - 16.45      9,913       0.78         1.25 - 1.99      13.13 -  13.99

   VT OTC & Emerging Growth
   2008..............   272     2.16 -  3.49        880       0.00         1.25 - 1.65     -46.55 - -46.34
   2007..............   359     4.04 -  6.50      2,171       0.00         1.25 - 1.65      10.82 -  11.27
   2006..............   372     3.64 -  5.84      2,138       0.00         1.25 - 1.65      10.55 -  11.00
   2005..............   412     3.29 -  5.26      2,141       0.00         1.25 - 1.65       6.09 -   6.52
   2004..............   510     3.11 -  4.94      2,417       0.00         1.25 - 1.65       6.74 -   7.17

   VT Research
   2008..............   347     6.24 -  9.24      2,252       1.04         1.25 - 1.99     -39.71 - -39.31
   2007..............   478    10.28 - 15.33      5,054       0.44         1.25 - 1.89      -1.35 -  -0.70
   2006..............   606    10.36 - 15.54      6,410       0.56         1.25 - 1.89       9.21 -   9.92
   2005..............   701     9.42 - 14.23      6,796       0.84         1.25 - 1.89       3.03 -   3.70
   2004..............   784     9.09 - 13.81      7,312       0.00         1.25 - 1.89       5.53 -   6.22

   VT Small Cap Value
   2008..............   260     9.02 - 12.24      3,309       1.55         0.83 - 1.65     -40.36 - -39.86
   2007..............   351    15.01 - 20.53      7,477       0.61         0.83 - 1.65     -14.17 - -13.44
   2006..............   444    17.34 - 23.92     11,078       0.34         0.83 - 1.65      15.36 -  16.33
   2005..............   511    14.90 - 20.73     11,075       0.18         0.83 - 1.65       5.27 -   6.15
   2004..............   578    14.04 - 19.69     11,863       0.35         0.83 - 1.65      24.13 -  25.17

   VT Utilities Growth and Income
   2008..............   258    10.79 - 17.85      2,920       2.27         1.25 - 1.89     -31.81 - -31.36
   2007..............   321    15.71 - 26.18      5,264       1.76         1.25 - 1.89      17.67 -  18.44
   2006..............   394    13.27 - 22.25      5,466       2.93         1.25 - 1.89      24.64 -  25.45
   2005..............   462    10.58 - 17.85      5,120       1.86         1.25 - 1.89       6.53 -   7.22
   2004..............   446     9.86 - 16.76      4,621       2.04         1.25 - 1.89      19.30 -  20.08

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Vista
   2008................   357   $ 5.88 -  9.70    $ 2,098       0.00%        1.25 - 1.99%    -46.63 - -46.23%
   2007................   523    10.93 - 18.18      5,827       0.00         1.25 - 1.99       1.73 -   2.50
   2006................   688    10.67 - 17.87      7,273       0.00         1.25 - 1.99       3.36 -   4.14
   2005................   776    10.24 - 17.29      7,958       0.00         1.25 - 1.99       9.92 -  10.75
   2004................   836     9.25 - 15.73      7,662       0.00         1.25 - 1.99      17.12 -  57.31

   VT Voyager
   2008................ 1,320     5.91 -  8.70      8,155       0.00         1.25 - 1.99     -38.29 - -37.82
   2007................ 1,775     9.51 - 14.10     17,650       0.00         1.25 - 1.99       3.41 -   4.19
   2006................ 2,340     9.13 - 13.63     22,103       0.11         1.25 - 1.99       3.34 -   4.12
   2005................ 2,746     8.76 - 13.19     24,544       0.67         1.25 - 1.99       4.38 -  31.93
   2004................ 3,027     8.40 - 12.06     25,367       0.25         1.25 - 1.89       3.05 -   3.72

Investments in the The
  Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth (p)
   2008................   151     7.43 -  7.64      1,053       0.18         1.29 - 1.89     -50.15 - -49.84
   2007................   216     14.90 -15.23      2,979       0.00         1.29 - 1.89      19.59 -  20.32
   2006................   243    12.46 - 12.66      2,766       0.00         1.29 - 1.89       2.14 -   2.77
   2005................   289    12.19 - 12.32      3,148       0.46         1.29 - 1.89      13.53 -  14.22
   2004................   335    10.74 - 10.79      3,196       0.21         1.29 - 1.89       7.41 -   7.85

   Van Kampen UIF Emerging Markets Equity
   2008................    47    16.54 - 16.70        654       0.00         1.35 - 1.48     -57.26 - -57.21
   2007................    52    30.28 - 38.71      1,707       0.52         1.35 - 1.48      38.38 -  38.56
   2006................    75    21.61 - 28.17      1,745       0.79         1.35 - 1.48      35.13 -  35.31
   2005................    97    15.70 - 20.82      1,641       0.38         1.35 - 1.58      31.76 -  32.06
   2004................    94    11.91 - 14.84      1,215       0.71         0.83 - 1.58      21.18 -  48.41

   Van Kampen UIF International Magnum
   2008................    60     7.74 -  9.10        501       3.40         1.25 - 1.58     -45.50 - -45.37
   2007................    67    15.20 - 16.51      1,039       1.56         1.35 - 1.48      12.90 -  13.05
   2006................    81    13.29 - 13.45      1,102       0.09         1.35 - 1.48      23.30 -  23.46
   2005................    84    10.78 - 11.93        934       1.23         1.35 - 1.48       9.44 -   9.58
   2004................    95     9.85 - 10.89        961       3.85         1.35 - 1.48      15.66 -  15.81

--------
(p)Previously known as Van Kampen UIF Equity Growth

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2008................   46    $ 9.62 - 10.51     $  446       0.87%        0.83 - 1.58%    -47.60 - -47.21%
   2007................   58     18.36 - 19.91      1,076       0.00         0.83 - 1.58      20.73 -  21.65
   2006................   72     15.21 - 16.36      1,108       0.00         0.83 - 1.58       7.57 -   8.37
   2005................   91     14.14 - 15.10      1,288       0.00         0.83 - 1.58      15.73 -  16.60
   2004................   83     12.22 - 12.95      1,019       0.00         0.83 - 1.58      19.69 -  20.59

   Van Kampen UIF U.S. Mid Cap Value
   2008................  253      8.93 - 10.31      2,285       0.91         0.83 - 1.99     -42.46 - -41.77
   2007................  285     15.52 - 17.70      4,448       0.68         0.83 - 1.99       5.69 -   6.95
   2006................  350     14.68 - 16.55      5,131       0.29         0.83 - 1.99      18.30 -  19.70
   2005................  446     12.41 - 13.83      5,491       0.31         0.83 - 1.99      10.08 -  11.38
   2004................  496     11.28 - 12.41      5,518       0.03         0.83 - 1.99      12.76 -  13.65

   Van Kampen UIF U.S. Real Estate
   2008................   49     13.47 - 15.65        761       3.79         0.83 - 1.58     -38.87 - -38.41
   2007................   60     21.87 - 25.60      1,536       1.08         0.83 - 1.58     -18.38 - -17.76
   2006................   75     26.59 - 31.37      2,385       1.13         0.83 - 1.58      35.89 -  36.91
   2005................   97     19.42 - 23.08      2,250       1.22         0.83 - 1.58      15.22 -  16.09
   2004................  116     16.73 - 20.03      2,348       1.56         0.83 - 1.58      34.26 -  35.27

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II) (q)
   2008................   82      7.47 -  8.71        642       0.00         1.29 - 1.99     -50.36 - -50.00
   2007................   90     14.70 - 15.09      1,422       0.00         1.29 - 1.99      19.23 -  20.09
   2006................   99     12.33 - 14.51      1,309       0.00         1.29 - 1.99       1.75 -   2.48
   2005................  109     12.12 - 12.27      1,421       0.34         1.29 - 1.99      13.99 -  21.21
   2004................   86     10.72 - 12.42      1,006       0.12         1.29 - 1.89       6.04 -   7.16

   Van Kampen UIF Emerging Markets Debt (Class II)
   2008................  244     15.49 - 16.19      3,816       7.57         1.29 - 1.99     -16.67 - -16.08
   2007................  290     12.73 - 18.59      5,427       7.33         1.29 - 1.99       4.27 -   5.01
   2006................  300     17.83 - 18.37      5,334       9.20         1.29 - 1.99       8.60 -   9.38
   2005................  296     16.42 - 16.79      4,820       7.92         1.29 - 1.99       9.91 -  10.69
   2004................  179     14.94 - 15.17      2,613       7.96         1.29 - 1.99       7.89 -   8.66

--------
(q)Previously known as Van Kampen UIF Equity Growth (Class II)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts:
  (continued):
   Van Kampen UIF Emerging Markets Equity (Class II)
   2008................   43    $18.51 - 19.16     $  809       0.00%        1.29 - 1.89%    -57.56 - -57.30%
   2007................   44     43.62 - 44.88      1,968       0.45         1.29 - 1.89      37.79 -  38.64
   2006................   52     31.66 - 32.37      1,657       0.75         1.29 - 1.89      34.58 -  35.40
   2005................   48     23.52 - 23.91      1,148       0.38         1.29 - 1.89      31.25 -  32.05
   2004................   43     17.92 - 18.10        768       0.63         1.29 - 1.89      20.67 -  21.41

   Van Kampen UIF Equity and Income (Class II)
   2008................  381       9.75 -11.73      3,899       2.08         1.29 - 1.99     -24.22 - -23.68
   2007................  460      12.87 -13.21      6,211       1.98         1.29 - 1.99       1.29 -   2.02
   2006................  437      12.70 -15.07      5,877       1.28         1.29 - 1.99      10.34 -  11.13
   2005................  427      11.51 -13.56      5,241       0.74         1.29 - 1.99       6.00 -  15.11
   2004................  176      10.94 -10.99      2,114       0.00         1.29 - 1.89       9.44 -   9.89

   Van Kampen UIF Global Franchise (Class II)
   2008................  515     10.82 - 13.74      5,980       1.68         1.29 - 1.99     -30.36 - -29.86
   2007................  585     15.54 - 15.99      9,690       0.00         1.29 - 1.99       7.58 -   8.36
   2006................  541     14.45 - 18.08      8,344       1.44         1.29 - 1.99      19.10 -  19.95
   2005................  421     12.13 - 15.07      5,616       0.00         1.29 - 1.99       9.75 -  10.54
   2004................  206     11.05 - 11.13      2,566       0.19         1.29 - 1.99      10.52 -  11.31

   Van Kampen UIF Int'l Growth Equity (Class II)
   2008................   11      6.10 -  6.17         66       0.00         1.29 - 1.69     -49.39 - -49.19
   2007................    9     12.01 - 12.14        108       0.17         1.29 - 1.89      12.09 -  12.78
   2006 (y)............    6     10.72 - 10.76         69       0.28         1.29 - 1.89       7.17 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2008................  379     12.04 - 12.46      2,822       0.69         1.29 - 1.89     -47.82 - -47.50
   2007................  364     11.92 - 23.08      5,385       0.00         1.29 - 1.89      20.28 -  21.02
   2006................  279     19.19 - 19.62      3,785       0.00         1.29 - 1.89       7.08 -   7.73
   2005................  127     17.92 - 18.21      2,287       0.00         1.29 - 1.89      15.09 -  15.79
   2004................   98     15.57 - 15.73      1,532       0.00         1.29 - 1.89      19.18 -  19.91

   Van Kampen UIF Small Company Growth (Class II)
   2008................  109     11.29 - 11.76      1,213       0.00         1.29 - 1.99     -41.62 - -41.21
   2007................  117     19.34 - 19.99      2,235       0.00         1.29 - 1.99       0.90 -   1.63
   2006................  124     19.17 - 19.67      2,350       0.00         1.29 - 1.99       9.62 -  10.40
   2005................  124     17.49 - 17.82      2,167       0.00         1.29 - 1.99      10.64 -  11.43
   2004................  107     15.80 - 15.99      1,708       0.00         1.29 - 1.99      16.58 -  17.41

--------
(y)For the period beginning May 1, 2006, and ended December 31, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2008................  441    $ 8.88 - 12.29    $ 4,308       0.75%        1.29 - 1.99%    -42.59 - -42.18%
   2007................  462     14.51 - 15.46      7,920       0.59         1.29 - 1.99       5.59 -   6.35
   2006................  462     14.65 - 19.98      7,654       0.22         1.29 - 1.99      18.23 -  19.07
   2005................  393     12.39 - 16.78      5,776       0.27         1.29 - 1.99      10.71 -  23.87
   2004................  290     11.28 - 15.16      3,972       0.01         1.29 - 1.89      12.77 -  13.05

   Van Kampen UIF U.S. Real Estate (Class II)
   2008................  420     14.68 - 15.33      6,204       2.91         1.29 - 1.99     -39.29 - -38.86
   2007................  441     21.96 - 24.17     10,657       0.98         1.29 - 1.99     -18.93 - -18.35
   2006................  428     29.82 - 30.72     12,670       1.00         1.29 - 1.99      34.94 -  35.90
   2005................  469     22.10 - 22.60     10,277       1.23         1.29 - 1.99      14.44 -  15.25
   2004................  315     17.17 - 19.31      6,008       1.66         1.29 - 1.99      33.37 -  34.32

Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth (r)
   2008................  200      2.82 -  2.93        871       0.52         1.25 - 1.58     -49.79 - -49.62
   2007................  248      5.60 -  5.84      2,195       0.05         1.25 - 1.58      15.12 -  15.50
   2006................  280      4.85 -  5.07      2,213       0.00         1.25 - 1.58       1.25 -   1.58
   2005................  321      4.77 -  5.01      2,613       0.26         1.25 - 1.58       6.25 -   6.59
   2004................  335      4.72 -  4.48      2,674       0.00         1.25 - 1.58       5.36 -   5.70

   LIT Comstock
   2008................  278      8.64 -  9.16      2,582       2.71         0.83 - 1.58     -36.68 - -36.20
   2007................  339     13.65 - 14.37      4,955       2.00         0.83 - 1.58      -3.59 -  -2.86
   2006................  432     14.16 - 14.79      6,507       1.49         0.83 - 1.58      14.46 -  15.32
   2005................  503     12.37 - 12.82      6,581       1.18         0.83 - 1.58       2.74 -   3.51
   2004................  473     12.04 - 12.39      6,011       0.94         0.83 - 1.58      15.91 -  16.78

   LIT Government
   2008................   31     12.23 - 12.23        381       5.08         1.25 - 1.25       0.55 -   0.55
   2007................   42     12.17 - 12.17        516       4.83         1.25 - 1.25       5.99 -   5.99
   2006................   48     11.48 - 11.48        549       4.44         1.25 - 1.25       2.06 -   2.06
   2005................   50     11.25 - 11.25        565       3.94         1.25 - 1.25       2.26 -   2.26
   2004................   49     11.00 - 11.00        539       4.85         1.25 - 1.25       2.87 -   2.87

--------
(r)Previously known as Strat Growth I

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts
  (continued):
   LIT Money Market
   2008................   262   $11.18 - 11.18    $ 2,927       2.07%        1.25 - 1.25%      0.75 -   0.75%
   2007................   192    11.09 - 11.09      2,132       4.53         1.25 - 1.25       3.41 -   3.41
   2006................   182    10.73 - 10.73      1,950       4.55         1.25 - 1.25       3.13 -   3.13
   2005................   179    10.40 - 10.40      1,863       2.70         1.25 - 1.25       1.41 -   1.41
   2004................   200    10.26 - 10.26      2,048       0.91         1.25 - 1.25      -0.46 -  -0.46

Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II) (s)
   2008................   218     7.42 -  7.78      1,557       0.20         1.29 - 1.99     -50.13 - -49.77
   2007................   237    14.87 - 15.43      3,375       0.00         1.29 - 1.99      14.31 -  15.13
   2006................   276    13.01 - 13.45      3,404       0.00         1.29 - 1.99       0.59 -   1.30
   2005................   316    12.93 - 13.27      3,766       0.01         1.29 - 1.99       5.50 -   6.25
   2004................   270    12.26 - 12.45      2,951       0.00         1.29 - 1.99       4.65 -   5.40

   LIT Comstock (Class II)
   2008................ 1,300     7.91 -  8.17     11,605       2.33         1.29 - 1.99     -37.08 - -36.63
   2007................ 1,435    11.67 - 12.57     20,339       1.68         1.29 - 1.99      -4.28 -  -3.60
   2006................ 1,611    13.13 - 17.09     23,968       1.30         1.29 - 1.99      13.74 -  14.55
   2005................ 1,622    11.54 - 14.92     21,615       0.83         1.29 - 1.99       2.04 -   2.77
   2004................ 1,093    11.31 - 11.37     14,647       0.56         1.29 - 1.99      13.12 -  13.66

   LIT Growth and Income (Class II)
   2008................   689    12.16 - 12.71      8,078       1.91         1.29 - 1.99     -33.56 - -33.09
   2007................   771    12.72 - 18.31     13,554       1.43         1.29 - 1.99       0.47 -   1.19
   2006................   888    18.22 - 18.77     15,462       0.98         1.29 - 1.99      13.67 -  14.48
   2005................   804    16.03 - 16.39     12,452       0.73         1.29 - 1.99       7.54 -   8.31
   2004................   553    13.99 - 14.90      8,063       0.47         1.29 - 1.99      11.85 -  12.65

   LIT Mid Cap Growth (Class II) (t)
   2008................   103     7.47 - 10.10        844       0.00         1.29 - 1.99     -47.90 - -47.52
   2007................   114    14.21 - 14.33      1,793       0.00         1.29 - 1.99      15.25 -  16.08
   2006................   127    12.43 - 12.67      1,764       0.00         1.29 - 1.99       2.84 -   3.57
   2005................   139    12.09 - 16.00      1,876       0.00         1.29 - 1.99       8.91 -   9.68
   2004................   146    11.10 - 11.19      1,790       0.00         0.83 - 1.99      11.00 -  11.87

--------
(s)Previously known as Strat Growth II
(t)Previously known as LIT Aggressive Growth (Class II)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Money Market (Class II)
   2008................  676    $10.32 - 10.69     $7,152       2.09%        1.29 - 1.99%     -0.24 -   0.48%
   2007................  871     10.34 - 10.64      9,200       4.77         1.29 - 1.99       2.37 -   3.10
   2006................  906     10.10 - 10.32      9,298       4.13         1.29 - 1.99       2.10 -   2.83
   2005................  891      9.89 - 10.04      8,905       2.61         1.29 - 1.99       0.40 -   1.11
   2004................  554      9.85 -  9.93      5,487       0.78         1.29 - 1.99      -1.45 -  -0.75

Investments in the
  Wells Fargo Variable
  Trust Sub-Accounts:
   Wells Fargo Advantage VT Asset Allocation
   2008................   41      8.80 -  8.80        361       2.79         1.25 - 1.25     -30.00 - -30.00
   2007................   50     12.57 - 12.57        630       2.32         1.25 - 1.25       6.25 -   6.25
   2006................   54     11.83 - 11.83        645       2.24         1.25 - 1.25      10.75 -  10.75
   2005................   57     10.69 - 10.69        613       2.04         1.25 - 1.25       3.69 -   3.69
   2004................   59     10.31 - 10.31        612       1.95         1.25 - 1.25       7.98 -   7.98

   Wells Fargo Advantage VT Equity Income
   2008................   29      8.24 -  8.24        240       2.07         1.25 - 1.25     -37.26 - -37.26
   2007................   31     13.13 - 13.13        413       1.39         1.25 - 1.25       1.52 -   1.52
   2006................   40     12.94 - 12.94        514       1.59         1.25 - 1.25      17.08 -  17.08
   2005................   31     11.05 - 11.05        345       1.45         1.25 - 1.25       4.07 -   4.07
   2004................   30     10.62 - 10.62        323       1.52         1.25 - 1.25       9.69 -   9.69

   Wells Fargo Advantage VT Large Company Core
   2008................   70      4.60 -  4.60        323       1.18         1.25 - 1.25     -40.23 - -40.23
   2007................   77      7.69 -  7.69        589       0.00         1.25 - 1.25       1.03 -   1.03
   2006................   68      7.61 -  7.61        521       0.68         1.25 - 1.25      14.21 -  14.21
   2005................   73      6.67 -  6.67        488       0.63         1.25 - 1.25      -3.46 -  -3.46
   2004................   56      6.90 -  6.90        387       0.00         1.25 - 1.25       7.02 -   7.02

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2008 and 2007 and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company of New York as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 17, 2009

               ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    -------------------------------------------
($ IN THOUSANDS)                                                                       2008            2007            2006
                                                                                    -----------     -----------   -------------
REVENUES
Premiums (net of reinsurance ceded of $18,215, $21,020 and $20,837)                $    59,248     $    69,124   $      84,313
Contract charges (net of reinsurance ceded of $18,780, $21,158 and $12,295)             61,108          59,530          63,426
Net investment income                                                                  402,931         386,738         373,064
Realized capital gains and losses                                                      (77,205)           (831)        (22,085)
                                                                                    -----------     -----------   -------------
                                                                                       446,082         514,561         498,718

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $40,307, $16,913 and $16,085)      184,192         181,803         190,506
Interest credited to contractholder funds (net of reinsurance recoveries of
    $10,485, $13,508 and $9,698)                                                       191,208         177,407         167,171
Amortization of deferred policy acquisition costs                                       17,778          53,445          31,672
Operating costs and expenses                                                            40,869          37,624          46,578
                                                                                    -----------     -----------   -------------
                                                                                       434,047         450,279         435,927

(Loss) gain on disposition of operations                                                  (358)            429         (10,694)
                                                                                    -----------     -----------   -------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                        11,677          64,711          52,097
Income tax expense                                                                       4,005          22,802          17,755
                                                                                    -----------     -----------   -------------

NET INCOME                                                                               7,672          41,909          34,342
                                                                                    -----------     -----------   -------------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in unrealized net capital gains and losses                                     (174,102)        (12,850)        (50,930)
                                                                                    -----------     -----------   -------------
COMPREHENSIVE (LOSS) INCOME                                                        $  (166,430)    $    29,059   $     (16,588)
                                                                                    ===========     ===========   =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                           -----------------------------
($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                        2008             2007
                                                                                           ------------     ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $5,776,451 and $5,928,899)     $  5,496,365     $   6,271,128
   Mortgage loans                                                                             700,268           725,301
   Short-term, at fair value (amortized cost $409,737 and $22,688)                            409,802            22,688
   Policy loans                                                                                39,672            38,509
    Other                                                                                       2,478                 3
                                                                                           ------------    -------------
      Total investments                                                                     6,648,585         7,057,629

Cash                                                                                            4,965             7,356
Deferred policy acquisition costs                                                             538,248           278,664
Accrued investment income                                                                      61,581            64,514
Reinsurance recoverables                                                                      367,957           381,431
Current income taxes receivable                                                                    --               146
Deferred income taxes                                                                          65,397                --
Other assets                                                                                   64,440            47,079
Separate Accounts                                                                             533,760           948,358
                                                                                           ------------    -------------
        TOTAL ASSETS                                                                     $  8,284,933     $   8,785,177
                                                                                           ============    =============

LIABILITIES
Reserve for life-contingent contract benefits                                            $  1,953,157     $   2,016,971
Contractholder funds                                                                        5,086,965         4,848,461
Deferred income taxes                                                                              --            39,737
Current income taxes payable                                                                   12,769                --
Other liabilities and accrued expenses                                                        172,286           241,756
Payable to affiliates, net                                                                      8,457             8,035
Reinsurance payable to parent                                                                     971               987
Separate Accounts                                                                             533,760           948,358
                                                                                           ------------    -------------
        TOTAL LIABILITIES                                                                   7,768,365         8,104,305
                                                                                           ------------    -------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding             2,500             2,500
Additional capital paid-in                                                                    140,000           140,000
Retained income                                                                               482,982           473,184
Accumulated other comprehensive (loss) income:
   Unrealized net capital gains and losses                                                   (108,914)           65,188
                                                                                           ------------     ------------
        Total accumulated other comprehensive (loss) income                                  (108,914)           65,188
                                                                                           ------------     ------------
        TOTAL SHAREHOLDER'S EQUITY                                                            516,568           680,872
                                                                                           ------------     ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $  8,284,933     $   8,785,177
                                                                                           ============     ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                                    DECEMBER 31,
                                                                                   ---------------------------------------------
($ IN THOUSANDS)                                                                       2008            2007             2006
                                                                                   ------------   -------------    -------------
COMMON STOCK                                                                     $       2,500   $       2,500    $       2,500
                                                                                   ------------   -------------    -------------

ADDITIONAL CAPITAL PAID-IN                                                             140,000         140,000          140,000
                                                                                   ------------   -------------    -------------

RETAINED INCOME
Balance, beginning of year                                                             473,184         432,458          395,965
Net income                                                                               7,672          41,909           34,342
Cumulative effect of change in accounting principle                                         --          (1,183)              --
Gain on purchase of investments from parent                                              2,126              --               --
Gain on recapture of reinsurance agreement with parent                                      --              --            2,151
                                                                                   ------------   -------------    -------------
Balance, end of year                                                                   482,982         473,184          432,458
                                                                                   ------------   -------------    -------------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                                              65,188          78,038          128,968
Change in unrealized net capital gains and losses                                     (174,102)        (12,850)         (50,930)
                                                                                   ------------   -------------    -------------
Balance, end of year                                                                  (108,914)         65,188           78,038
                                                                                   ------------   -------------    -------------

TOTAL SHAREHOLDER'S EQUITY                                                       $     516,568   $     680,872    $     652,996
                                                                                   ============   =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------------
($ IN THOUSANDS)                                                                          2008            2007           2006
                                                                                      ------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $       7,672   $      41,909   $      34,342
Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                                (80,807)        (75,534)        (72,250)
     Realized capital gains and losses                                                     77,205             831          22,085
     Loss (gain) on disposition of operations                                                 358            (429)         10,694
     Interest credited to contractholder funds                                            191,208         177,407         167,171
     Changes in:
         Reserve for life-contingent contract benefits and contractholder funds            (7,034)         13,877          26,648
         Deferred policy acquisition costs                                                (33,612)          5,871         (31,265)
         Income taxes                                                                         383              69          (5,467)
         Other operating assets and liabilities                                           (16,998)        (39,455)         23,605
                                                                                      ------------   -------------   -------------
             Net cash provided by operating activities                                    138,375         124,546         175,563
                                                                                      ------------   -------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
     Fixed income securities                                                              640,634         409,552         877,430
     Mortgage loans                                                                        12,175              --              --
Investment collections
     Fixed income securities                                                              162,268         108,565         115,003
     Mortgage loans                                                                        52,030          61,128          73,110
Investment purchases
     Fixed income securities                                                             (668,526)       (762,846)       (954,087)
     Mortgage loans                                                                       (41,141)        (77,854)       (144,267)
Change in short-term investments, net                                                    (421,483)         55,621         (28,239)
Change in policy loans and other investments, net                                           7,585           2,509           2,016
Disposition of operations                                                                  (2,500)           (243)       (389,601)
                                                                                      ------------   -------------   -------------
             Net cash used in investing activities                                       (258,958)       (203,568)       (448,635)
                                                                                      ------------   -------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                              615,564         542,517         793,233
Contractholder fund withdrawals                                                          (497,372)       (463,229)       (516,889)
                                                                                      ------------   -------------   -------------
             Net cash provided by financing activities                                    118,192          79,288         276,344
                                                                                      ------------   -------------   -------------

NET (DECREASE) INCREASE IN CASH                                                            (2,391)            266           3,272
CASH AT BEGINNING OF YEAR                                                                   7,356           7,090           3,818
                                                                                      ------------   -------------   -------------
CASH AT END OF YEAR                                                                  $      4,965    $      7,356    $      7,090
                                                                                      ============   =============   =============

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.    GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products and voluntary accident and health insurance to individual customers in the State of New York. The principal products are fixed annuities; traditional, interest-sensitive and variable life insurance; and voluntary accident and health insurance. The following table summarizes premiums and contract charges by product.

        ($ IN THOUSANDS)                                        2008             2007            2006
                                                            -----------      -----------     ------------
        PREMIUMS
        Traditional life insurance (1)                     $    29,597      $    24,997     $     24,298
        Immediate annuities with life contingencies             21,451           37,491           54,877
        Accident and health                                      8,200            6,636            5,138
                                                            -----------      -----------     ------------
        TOTAL PREMIUMS                                          59,248           69,124           84,313

        CONTRACT CHARGES
        Interest-sensitive life insurance (1)                   54,972           51,155           46,448
        Fixed annuities                                          6,136            8,375            8,851
        Variable annuities                                          --               --            8,127
                                                            -----------      -----------     ------------
        TOTAL CONTRACT CHARGES                                  61,108           59,530           63,426
                                                            -----------      -----------     ------------
        TOTAL PREMIUMS AND CONTRACT CHARGES                $   120,356      $   128,654     $    147,739
                                                            ===========      ===========     ============

        ----------
        (1) Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007 and 2006, these ceded reinsurance premiums were $2.5 million and $2.2 million, respectively.

     The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialist, independent agents (including master brokerage agencies and workplace enrolling agents), financial services firms, such as broker-dealers, and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates or credit spreads. The Company's primary market risk exposure is to changes in interest rates. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields, as well as changes in interest rates resulting from widening credit spreads and credit exposure.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company

NOTES TO FINANCIAL STATEMENTS

currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI"), and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statement of Cash Flows. Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or an interest rate step-up feature which is intended to incent the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $98.7 million and $224.5 million at December 31, 2008 and 2007, respectively.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the unpaid principle balances. Other investments consist of derivative financial instruments.

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for asset backed-securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on beneficial interests in securitized financial assets not of high credit quality is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value and periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities and short-term investments when the decline in fair value is deemed other-than-temporary including when the Company cannot

NOTES TO FINANCIAL STATEMENTS

assert a positive intent to hold an impaired security until recovery (see Note
6). Fixed income securities subject to change in intent write-downs continue to earn investment income (other than discussed above), and any discount or premium is recognized using the effective yield method over the expected life of the security.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have a material effect on the Company's determination of fair value.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

      Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs reflect the Company's estimates of the assumptions market participants would use in valuing financial assets and financial liabilities and are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets and financial liabilities recorded on the Statements of Financial Position at fair value as of December 31, 2008 are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Financial assets and financial liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Financial assets and financial liabilities whose values are based on the following:

         a) Quoted prices for similar assets or liabilities in active markets;
         b) Quoted prices for identical or similar assets or liabilities in non-active markets; or
         c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Certain financial assets are not carried at fair value on a recurring basis, including investments such as mortgage loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting measurement is reflected in the financial statements.

NOTES TO FINANCIAL STATEMENTS

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

     - FIXED INCOME SECURITIES: U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

     - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

     -    FIXED INCOME SECURITIES:

          CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities which have market-observable external ratings from independent third party rating agencies.

          MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

          PREFERRED STOCK; MORTGAGE-BACKED SECURITIES ("MBS"); FOREIGN
          GOVERNMENT: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     - SHORT-TERM: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

     - OTHER INVESTMENTS: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

          Over-the-counter ("OTC") derivatives, including interest rate swaps and foreign currency swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

LEVEL 3 MEASUREMENTS

     -    FIXED INCOME SECURITIES:

          CORPORATE: Valued based on non-binding broker quotes and are categorized as Level 3.

          CORPORATE PRIVATELY PLACED SECURITIES: Valued based on non-binding broker quotes and models that are widely accepted in the financial services industry and use internally assigned credit ratings as inputs and instrument specific inputs. Instrument specific inputs used in internal fair value determinations include coupon rate, coupon type, weighted average life, sector of the issuer and call provisions. Privately placed securities are categorized as Level 3 as a result of the significance of non-market observable inputs. The internally modeled securities are valued based on internal ratings, which are not observable in the market. Multiple internal ratings comprise a National Association of Insurance Commissioners ("NAIC") rating category and when used in the internal model provide a more refined determination of fair value. The Company's internal ratings are primarily consistent with the NAIC ratings which are generally updated annually.

NOTES TO FINANCIAL STATEMENTS

          MUNICIPAL: Auction rate securities ("ARS") backed by student loans that have become illiquid due to failures in the auction market are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium.

          ASSET-BACKED RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ABS RMBS"); ALT-A RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ALT-A"): ABS RMBS and Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain ABS RMBS and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all ABS RMBS and Alt-A are categorized as Level 3.

          OTHER COLLATERALIZED DEBT OBLIGATIONS ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all collateralized loan obligations ("CLO") and other CDO are categorized as Level 3.

          CMBS; COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS ("CRE CDO"): CRE CDO, which are reported as CMBS, and other CMBS, are either valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

     - OTHER INVESTMENTS: Interest rate caps are valued using valuation models that are widely accepted in the financial services industry. Inputs include non-market observable inputs such as volatility assumptions that are significant to the valuation of the instruments.

     - CONTRACTHOLDER FUNDS: Derivatives embedded in annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

     - OTHER ASSETS: Includes a structured settlement annuity reinsurance agreement accounted for as a derivative instrument pursuant to the requirements of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"). Valued internally utilizing a model that uses interest rate and volatility assumptions to generate stochastically determined cash flows. This item is categorized as Level 3 as a result of the significance of non-market observable inputs.

FINANCIAL ASSETS ON A NON-RECURRING BASIS

     Mortgage loans written-down to fair value in connection with recognizing other-than-temporary impairments are primarily valued using valuation models that are widely accepted in the financial services industry. Inputs include non-market observable inputs such as credit spreads. At December 31, 2008, mortgage loans with a fair value of $10.6 million were included in the fair value hierarchy in Level 3 since they were subject to remeasurement at fair value at December 31, 2008.

FAIR VALUE MEASUREMENT PRIOR TO ADOPTION OF SFAS NO. 157

     Prior to the adoption of SFAS No. 157 on January 1, 2008, the fair value of fixed income securities was based upon observable market quotations, other market observable data or was derived from such quotations and market observable data. The fair value of privately placed fixed income securities was generally based on widely accepted pricing valuation models, which were developed internally. The valuation models used security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine the overall spread for the specific security.

NOTES TO FINANCIAL STATEMENTS

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps and caps, financial futures, foreign currency swaps, and re-investment related risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative (see Note 5). Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain reinsured variable annuity contracts (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for the fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. There was no hedge ineffectiveness in 2008, 2007 or 2006.

     CASH FLOW HEDGES The Company designates its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged or forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash

NOTES TO FINANCIAL STATEMENTS

flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate risk management strategies for which hedge accounting is not applied. These derivatives consist of interest rate swaps and caps, financial futures, and re-investment related risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: realized capital gains and losses or contract benefits.

SECURITIES LOANED

     The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenues when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

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NOTES TO FINANCIAL STATEMENTS

Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization period for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of DAC being amortized over the surrender charge period. The rate of amortization during this term is matched to the recognition pattern of total gross profits.

     AGP and EGP consists primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, the effect of persistency, mortality, expenses and hedges, if applicable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized capital gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing life or investment contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract

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NOTES TO FINANCIAL STATEMENTS

continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Statements of Operations and Comprehensive Income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the disposition of its variable annuity business (see Note 3). The amounts reported in the Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

     The Company has a reinsurance treaty with ALIC through which it cedes primarily re-investment related risk on its structured settlement annuities. The terms of the treaty meet the accounting definition of a derivative under SFAS No. 133. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses (see Note 5).

     Prior to the Company's disposition of the variable annuity business through reinsurance with Prudential effective June 1, 2006 (see Note 3), the Company had a reinsurance treaty through which it ceded contract benefits on its guaranteed minimum accumulation benefits ("GMABs"), guaranteed minimum withdrawal benefits ("GMWBs") and certain guaranteed minimum death benefits ("GMDBs") to ALIC. The terms of the treaty met the accounting definition of a derivative under SFAS No.
133. Accordingly, the treaty was recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty were recognized in contract benefits. The reinsurance treaty was recaptured in 2006 (see Note 5).

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities, differences in tax bases of investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

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NOTES TO FINANCIAL STATEMENTS

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life and fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 8). Contractholder funds also include reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate account assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. All of the Company's variable annuity business was reinsured to Prudential in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to purchase private placement securities and fund mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted the provisions of SFAS No. 157 for financial assets and liabilities recognized or disclosed at fair value on a recurring and non-recurring basis as of January 1, 2008. Consistent with the provisions of FSP FAS 157-2, the Company decided to defer the adoption of SFAS No. 157 for non-financial assets and liabilities measured at fair value on a non-recurring basis until January 1, 2009. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Company adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have a material effect on the Company's results of operations or financial position (see Note
7).

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
   LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
   159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities, on an ongoing basis, an option to report selected financial assets, including investment securities, and financial liabilities, including most insurance contracts, at fair value through earnings. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 was effective as of the

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NOTES TO FINANCIAL STATEMENTS

beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008 and did not elect to apply the option prospectively to any financial assets or liabilities acquired during 2008. Consequently, the adoption of SFAS No. 159 had no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
   FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The adoption of FSP FIN 39-1 did not have a material impact on the Company's results of operations or financial position.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
   ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those already described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in a $1.2 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $1.8 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
   OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1, 2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
   INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (COLLECTIVELY "FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning

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NOTES TO FINANCIAL STATEMENTS

after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SEC STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR
   MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in the financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 establishes a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1/124-1, THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1/124-1")

     FSP FAS 115-1/124.1 nullifies the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1/124-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1/124-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
   OPINION NO.20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

FSP NO. FAS 133-1 AND FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN
   GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161 ("FSP FAS 133-1 AND FIN 45-4")

     In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, which amends SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to both enhance and synchronize the disclosure requirements of the two statements with respect to the potential for adverse effects of changes in credit risk on the financial statements of the sellers of credit derivatives and certain guarantees. SFAS No. 133 was amended to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument. FIN 45 was amended to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The FSP clarifies the FASB's intent that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. The provisions of this FASB staff position that amend SFAS No. 133 and FIN 45 are effective for reporting periods ending after November 15, 2008, and the provisions that clarify the effective date SFAS No. 161 are effective upon the adoption of that statement; therefore, the disclosure requirements, which have no impact to the Company's results of operations or financial position, were adopted at December 31, 2008.

FSP NO. EITF 99-20-1, AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF ISSUE NO.
   99-20 ("FSP EITF 99-20-1")

     In January 2009, the FASB issued FSP EITF 99-20-1, which amends FASB Emerging Issues Task Force ("EITF") No. 99-20 "Recognition of Interest Income and Impairment on Purchased Beneficial Interest and

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NOTES TO FINANCIAL STATEMENTS

Beneficial Interests That Continue to Be Held by a Transferor or in Securitized Financial Assets," ("EITF 99-20"), to align the impairment guidance in EITF 99-20 with the impairment guidance and related implementation guidance in SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities". The provisions of this FASB staff position are effective for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARD

SFAS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -
   AN AMENDMENT OF FASB STATEMENT NO. 133 ("SFAS NO. 161")

     In March 2008, the FASB issued SFAS No. 161, which amends and expands the disclosure requirements for derivatives currently accounted for in accordance with SFAS No. 133. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-related contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. SFAS No. 161 is effective for fiscal periods beginning after November 15, 2008, and is to be applied on a prospective basis only. SFAS No. 161 affects disclosures and therefore will not impact the Company's results of operations or financial position.

3.   DISPOSITION

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") the Company, its parent ALIC and the Corporation completed the disposal through reinsurance of all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For the Company, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed-return fund options and benefit guarantees. $440.0 million of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $335.8 million and $353.9 million as of December 31, 2008 and 2007, respectively, however, remain on the Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Statements of Cash Flows, the Company treated the reinsurance of its variable annuity business to Prudential as a disposition of operations, consistent with the substance of the transaction

NOTES TO FINANCIAL STATEMENTS

which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $388.4 million (computed as $440.0 million of general account insurance liabilities transferred to Prudential on the closing date less consideration of $51.6 million) and the costs of executing the transaction of $1.2 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Statements of Cash Flows.

     Under the Agreement, the Company, ALIC and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and ALIC and liabilities specifically excluded from the transaction) that the Company and ALIC have agreed to retain. In addition, the Company, ALIC and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company, ALIC and their agents, including in connection with the Company's and ALIC's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees, in accordance with the provisions of SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, which ended May 2008, the Company and ALIC continued to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and service the reinsured business while Prudential prepared for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the consideration was $51.6 million. The disposal resulted in a reinsurance loss of $9.1 million, pre-tax. This reinsurance loss and other transactional expenses incurred were included as a component of loss on disposition of operations on the Statements of Operations and Comprehensive Income and amounted to $10.6 million, pre-tax. DAC and DSI were reduced by $79.7 million and $6.2 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $530.2 million and $944.2 billion as of December 31, 2008 and 2007, respectively. Separate account balances totaling approximately $3.6 million and $4.1 million at December 31, 2008 and 2007, respectively, related to the variable life business retained by the Company. In the five months of 2006 prior to its disposition, the Company's variable annuity business generated approximately $7.5 million in contract charges.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which reflect refinancings of fixed income securities, totaled $162 thousand and $5.8 million for the years ended December 31, 2007 and 2006, respectively. There were no non-cash investment exchanges or modifications in 2008.

     Liabilities for collateral received in conjunction with the Company's securities lending business activities were $117.3 million, $198.1 million and $199.5 million at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses in the Statements of Financial Position.

NOTES TO FINANCIAL STATEMENTS

     The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                              2008            2007            2006
                                                                         --------------  --------------  -------------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $       36,778  $      (73,464) $     (10,816)
Net change in short-term investments                                            44,063          74,812        (39,205)
                                                                         --------------  --------------  -------------
   Operating cash flow provided (used)                                  $       80,841  $        1,348  $     (50,021)
                                                                         ==============  ==============  =============

NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $     (198,138) $     (199,486) $    (149,465)
Liabilities for collateral and security repurchase, end of year               (117,297)       (198,138)      (199,486)
                                                                         --------------  --------------  -------------
   Operating cash flow (used) provided                                  $      (80,841) $       (1,348) $      50,021
                                                                         ==============  ==============  =============

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 14), allocated to the Company were $54.3 million, $54.5 million and $53.7 million in 2008, 2007 and 2006, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $12.9 million, $12.7 million and $15.0 million of structured settlement annuities, a type of immediate annuity, in 2008, 2007 and 2006, respectively, at prices based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $866 thousand, $1.5 million and $1.5 million relate to structured settlement annuities with life contingencies and are included in premium income for 2008, 2007 and 2006, respectively.

     In most cases, these annuities were issued under a "qualified assignment," whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC's obligation to make future payments.

     Reserves recorded by the Company for annuities issued to ASC and AAC, including annuities to fund structured settlements in matters involving AIC, were $1.97 billion and $1.93 billion at December 31, 2008 and 2007, respectively.

BROKER/DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $4.1 million, $4.0 million and $6.0 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $838 thousand, $971 thousand and $1.4 million of commission and other distribution expenses for the years ended December 31, 2008, 2007 and 2006, respectively.

NOTES TO FINANCIAL STATEMENTS

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with unaffiliated reinsurers and ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (see Note 9).

     In 2008, additional expenses were recorded relating to a rescission of reinsurance coverage due to the nonpayment of premium for certain traditional and interest-sensitive life insurance policies reinsured to ALIC in accordance with an agreement between the Company and ALIC (the "rescission"). The rescission resulted in a reduction to 2008 net income of $4.1 million, which included contract benefits of $7.1 million, accretion of DAC of $876 thousand and an income tax benefit of $2.2 million. The Company paid $8.7 million to ALIC in order to return amounts previously received from ALIC for ceded contract benefits on policies subject to the rescission of coverage.

     The Company has a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $3.3 million, $3.2 million and $3.0 million for the years ended December 31, 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, the carrying value of the structured settlement reinsurance treaty was $(1.8) million and $(1.7) million, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses on the Statements of Operations and Comprehensive Income as the treaty is recorded as a derivative instrument pursuant to the requirements of SFAS No. 133.

     Prior to the Company's disposition of the variable annuity business through reinsurance with Prudential effective June 1, 2006 (see Note 3), the Company had a reinsurance treaty through which it ceded contract benefits on its GMABs, GMWBs and certain GMDBs to ALIC. The reinsurance treaty was recaptured in 2006 and, in accordance therewith, the Company received cash in excess of the liabilities subject to the treaty resulting in a pre-tax gain of $3.3 million. The after-tax gain of $2.2 million was recorded as an adjustment to retained income since the transaction was between affiliates under common control.

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2008 and 2007. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

INVESTMENT PURCHASES

     In September 2008, the Company purchased investments from its parent ALIC. The Company paid $199.1 million in cash for the investments, which included fixed income securities with a fair value on the date of sale of $197.5 million and $1.6 million of accrued investment income. Since the transaction was between affiliates under common control, the fixed income securities were recorded at the amortized cost basis on the date of sale of $200.8 million. The difference between the fair value and the amortized cost basis of these investments on the date of sale was recorded as an increase to retained income of $2.1 million after-tax ($3.3 million pre-tax).

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES TO FINANCIAL STATEMENTS

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                   AMORTIZED      --------------------------------         FAIR
($ IN THOUSANDS)                                      COST            GAINS             LOSSES             VALUE
                                                 -------------    --------------    --------------    --------------
AT DECEMBER 31, 2008
U.S. government and agencies                    $     676,655    $      241,196    $         (120)   $      917,731
Municipal                                             462,664             4,442           (81,725)          385,381
Corporate                                           3,158,588            55,307          (326,758)        2,887,137
Foreign government                                    262,307           109,235                --           371,542
Mortgage-backed securities                            398,178             9,387           (11,388)          396,177
Commercial mortgage-backed securities                 721,707                --          (252,839)          468,868
Asset-backed securities                                87,062               566           (23,558)           64,070
Redeemable preferred stock                              9,290                --            (3,831)            5,459
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities              $   5,776,451    $      420,133    $     (700,219)   $    5,496,365
                                                 =============    ==============    ==============    ==============

AT DECEMBER 31, 2007
U.S. government and agencies                    $     576,892    $      220,299    $           --    $      797,191
Municipal                                             421,755            14,814            (3,262)          433,307
Corporate                                           3,314,945           116,575           (52,709)        3,378,811
Foreign government                                    259,851            73,689                --           333,540
Mortgage-backed securities                            419,730             4,399            (4,512)          419,617
Commercial mortgage-backed securities                 811,191             6,803           (26,053)          791,941
Asset-backed securities                               115,203               485            (8,811)          106,877
Redeemable preferred stock                              9,332               512                --             9,844
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities              $   5,928,899    $      437,576    $      (95,347)   $    6,271,128
                                                 =============    ==============    ==============    ==============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 2008:

                                                                     AMORTIZED            FAIR
($ IN THOUSANDS)                                                       COST               VALUE
                                                                 ----------------    ----------------
Due in one year or less                                         $        194,119    $        194,006
Due after one year through two years                                     207,088             201,138
Due after two years through three years                                  280,150             271,386
Due after three years through four years                                 477,648             466,419
Due after four years through five years                                  320,242             311,017
Due after five years through ten years                                 1,349,651           1,444,938
Due after ten years                                                    2,462,313           2,147,214
                                                                 ----------------    ----------------
                                                                       5,291,211           5,036,118
Mortgage- and asset-backed securities                                    485,240             460,247
                                                                 ----------------    ----------------
  Total                                                         $      5,776,451    $      5,496,365
                                                                 ================    ================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk. Periodic interest payments on fixed income securities represent a substantial additional source of cash flow over the years presented, but are not included in the contractual maturities table above.

NOTES TO FINANCIAL STATEMENTS

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN THOUSANDS)                                                         2008             2007             2006
                                                                    --------------   --------------   --------------
Fixed income securities                                            $      362,671   $      358,547   $      343,115
Mortgage loans                                                             41,949           40,916           38,576
Short-term and other                                                       12,949           14,487           14,763
                                                                    --------------   --------------   --------------
    Investment income, before expense                                     417,569          413,950          396,454
    Investment expense                                                     14,638           27,212           23,390
                                                                    --------------   --------------   --------------
      Net investment income                                        $      402,931   $      386,738   $      373,064
                                                                    ==============   ==============   ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                         2008             2007              2006
                                                                    --------------   -------------    --------------
Fixed income securities                                            $      (55,775)  $       3,614    $      (25,398)
Mortgage loans                                                             (2,049)            (86)            3,572
Derivatives                                                               (19,381)         (4,359)             (259)
                                                                    --------------   -------------    --------------
   Realized capital gains and losses, pre-tax                             (77,205)           (831)          (22,085)
   Income tax benefit                                                      25,708             308             8,216
                                                                    --------------   -------------    --------------
      Realized capital gains and losses, after-tax                 $      (51,497)  $        (523) $        (13,869)
                                                                    ==============   =============    ==============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                        2008              2007             2006
                                                                    --------------   -------------    --------------
Sales (1)                                                          $      59,966    $      10,321    $       (5,112)
Impairment write-downs (2)                                               (38,528)              --              (258)
Change in intent write-downs (1) (3)                                     (79,262)          (6,793)          (16,456)
Valuation of derivative instruments                                      (29,525)          (8,166)           (5,429)
Settlement of derivative instruments                                      10,144            3,807             5,170
                                                                    --------------   -------------    --------------
   Realized capital gains and losses, pre-tax                            (77,205)            (831)          (22,085)
   Income tax benefit                                                     25,708              308             8,216
                                                                    --------------   -------------    --------------
      Realized capital gains and losses, after-tax                 $     (51,497)   $        (523)   $      (13,869)
                                                                    ==============   =============    ==============

----------
(1) To conform to the current year presentation, certain amounts in the prior periods have been reclassified.

(2) Impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where we could not reasonably assert that the recovery period would be temporary.

(3) Change in intent write-downs reflects instances where we cannot assert a positive intent to hold until recovery.

     Gross gains of $69.4 million, $4.0 million and $5.9 million and gross losses of $16.0 million, $7.2 million and $18.8 million were realized on sales of fixed income securities during 2008, 2007 and 2006, respectively.

NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ IN THOUSANDS)                                                         GROSS UNREALIZED
                                                         FAIR       ---------------------------    UNREALIZED NET
AT DECEMBER 31, 2008                                     VALUE         GAINS         LOSSES        GAINS (LOSSES)
                                                     -------------  -----------  --------------   ----------------
Fixed income securities                             $   5,496,365  $   420,133  $     (700,219)  $       (280,086)
Short-term investments                                    409,802           77             (12)                65
Derivative instruments                                      1,749        1,749              --              1,749
                                                                                                  ----------------
  Unrealized net capital gains and losses, pre-tax                                                       (278,272)

Amounts recognized for:
  Insurance reserves (1)                                                                                 (155,935)
  DAC and DSI (2)                                                                                         266,647
                                                                                                  ----------------
      Amounts recognized                                                                                  110,712
Deferred income taxes                                                                                      58,646
                                                                                                  ----------------
Unrealized net capital gains and losses, after-tax                                               $       (108,914)
                                                                                                  ================

----------
(1) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although we evaluate premium deficiencies on the combined performance of our life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

(2) The DAC and DSI adjustment represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ IN THOUSANDS)                                                         GROSS UNREALIZED
                                                         FAIR       ---------------------------    UNREALIZED NET
AT DECEMBER 31, 2007                                     VALUE         GAINS         LOSSES        GAINS (LOSSES)
                                                     -------------  -----------  --------------   ----------------
Fixed income securities                             $   6,271,128  $   437,576  $      (95,347)  $        342,229
Derivative instruments                                       (766)          --            (766)              (766)
                                                                                                  ----------------
  Unrealized net capital gains and losses, pre-tax                                                        341,463

Amounts recognized for:
  Insurance reserves                                                                                     (261,846)
  DAC and DSI                                                                                              20,672
                                                                                                  ----------------
      Amounts recognized                                                                                 (241,174)
Deferred income taxes                                                                                     (35,101)
                                                                                                  ----------------
Unrealized net capital gains and losses, after-tax                                               $         65,188
                                                                                                  ================

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                                   2008               2007               2006
                                                              ---------------    ----------------   ---------------
Fixed income securities                                      $      (622,315)   $         (2,683)  $      (108,955)
Short-term investments                                                    65                  --                --
Derivative instruments                                                 2,515                 126              (738)
                                                              ---------------    ----------------   ---------------
  Total                                                             (619,735)             (2,557)         (109,693)

Amounts recognized for:
  Insurance reserves                                                 105,911             (26,190)           21,817
  DAC and DSI                                                        245,975               8,978             9,522
                                                              ---------------    ----------------   ---------------
      Change in amounts recognized                                   351,886             (17,212)           31,339
Deferred income taxes                                                 93,747               6,919            27,424
                                                              ---------------    ----------------   ---------------
Decrease in unrealized net capital gains and losses          $      (174,102)   $        (12,850)  $       (50,930)
                                                              ===============    ================   ===============

NOTES TO FINANCIAL STATEMENTS

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                           LESS THAN 12 MONTHS                           12 MONTHS OR MORE
                                  ---------------------------------------   ---------------------------------------
($ IN THOUSANDS)                                                                                                         TOTAL
                                   NUMBER OF     FAIR         UNREALIZED    NUMBER OF       FAIR       UNREALIZED      UNREALIZED
AT DECEMBER 31, 2008                ISSUES       VALUE          LOSSES        ISSUES        VALUE        LOSSES          LOSSES
                                  ----------  ------------   ------------   ----------   ----------   -------------   -------------
Fixed income
  securities
   U.S. government and  agencies          1   $    24,844    $      (120)          --    $      --    $         --    $       (120)
   Municipal                             62       273,931        (75,612)           4       17,482          (6,113)        (81,725)
   Corporate                            369     1,526,621       (204,006)         103      369,897        (122,752)       (326,758)
   MBS                                    6        37,248         (6,292)           5       37,724          (5,096)        (11,388)
   CMBS                                  69       410,165       (112,645)          19       52,917        (140,194)       (252,839)
   ABS                                    8        12,325         (3,838)          35       37,500         (19,720)        (23,558)
   Redeemable preferred  stock            1         5,458         (3,831)          --           --              --          (3,831)
                                  ----------  ------------   ------------   ----------   ----------   -------------   -------------
     Total                              516   $ 2,290,592    $  (406,344)         166    $ 515,520    $   (293,875)   $   (700,219)
                                  ==========  ============   ============   ==========   ==========   =============   =============

Investment grade fixed income
   securities                           472   $ 2,209,606    $  (386,500)         139    $ 476,712    $  (275,226)    $   (661,726)
Below investment
   grade fixed income securities         44        80,986        (19,844)          27       38,808         (18,649)        (38,493)
                                  ----------  ------------   ------------   ----------   ----------   -------------   -------------
     Total fixed income
          securities                    516   $ 2,290,592    $  (406,344)         166    $ 515,520    $   (293,875)   $   (700,219)
                                  ==========  ============   ============   ==========   ==========   =============   =============

AT DECEMBER 31, 2007
Fixed income
  securities
   Municipal                             18   $    89,222    $    (2,067)           2    $  15,945    $     (1,195)   $     (3,262)
   Corporate                            211       828,136        (35,241)          86      453,194         (17,468)        (52,709)
   MBS                                   12       116,542         (1,182)          16      137,987          (3,330)         (4,512)
   CMBS                                  41       345,338        (22,882)          12       64,387          (3,171)        (26,053)
   ABS                                   51        71,873         (6,664)           6       22,505          (2,147)         (8,811)
                                  ----------  ------------   ------------   ----------   ----------   -------------   -------------
     Total                              333   $ 1,451,111    $   (68,036)         122    $ 694,018    $    (27,311)   $    (95,347)
                                  ==========  ============   ============   ==========   ==========   =============   =============

Investment grade
  fixed income securities               283   $ 1,379,124    $   (60,798)         107    $ 657,515    $    (23,161)   $    (83,959)
Below investment
  grade fixed income securities          50        71,987         (7,238)          15       36,503          (4,150)        (11,388)
                                  ----------  ------------   ------------   ---------    ----------   -------------   -------------
Total fixed income securities           333   $ 1,451,111    $   (68,036)         122    $ 694,018    $    (27,311)   $    (95,347)
                                  ==========  ============   ============   =========    ==========   =============   =============

     As of December 31, 2008, $196.7 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $196.7 million, $188.0 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2008, the remaining $503.5 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Of the $503.5 million, $29.8 million are related to below investment grade fixed income securities. Of this amount, $2.9 million had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2008. Unrealized losses on below investment grade securities are principally related to rising interest rates or changes in credit spreads. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $503.5 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate

NOTES TO FINANCIAL STATEMENTS

resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2008, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2008 was $3.42 million. There were no impaired loans at December 31, 2007. Valuation allowances of $449 thousand were held at December 31, 2008 reflecting a charge to operations related to impaired mortgage loans. No valuation allowances were held at December 31, 2007 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007 or 2006. Realized capital losses due to changes in intent to hold mortgage loans to maturity totaled $2.0 million and $2.4 million for the years ended December 31, 2008 and 2007, respectively.

      Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $202 thousand during 2008. The average balance of impaired loans was $1.9 million in 2008. There were no impaired loans in 2007 or 2006.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5% of the portfolio at December 31.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)                  2008          2007
                                                                      --------     ---------
        California                                                       25.6%         30.6%
        Texas                                                            10.9          14.3
        Delaware                                                          7.0           8.5
        Oregon                                                            4.4           5.8
        Virginia                                                          5.4           5.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31.

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)              2008          2007
                                                                       --------     ---------
         California                                                       22.1%         21.7%
         Illinois                                                         11.9          12.7
         Pennsylvania                                                      8.8           8.3
         New Jersey                                                        6.1           5.1
         New York                                                          5.5           5.5
         Arizona                                                           5.5           5.4
         Texas                                                             5.3           7.6
         Ohio                                                              5.0           5.0

NOTES TO FINANCIAL STATEMENTS

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)             2008          2007
                                                                       --------     ---------
        Warehouse                                                         34.0%         32.6%
        Office buildings                                                  28.7          31.4
        Retail                                                            19.5          15.3
        Apartment complex                                                 15.3          17.1
        Other                                                              2.5           3.6
                                                                       --------     ---------
                Total                                                    100.0%        100.0%
                                                                       ========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2008 for loans that were not in foreclosure are as follows:

                               NUMBER OF      CARRYING
                                 LOANS          VALUE        PERCENT
                               ----------   -------------  -----------
($ IN THOUSANDS)
 2009                               11     $      39,195          5.6%
 2010                               17            88,063         12.6
 2011                               17            74,863         10.7
 2012                               12            59,786          8.5
 2013                               15            68,023          9.7
Thereafter                          73           370,338         52.9
                               ----------   -------------  ------------
  Total                            145     $     700,268        100.0%
                               ==========   =============  ============

     In 2008, $4.6 million of commercial mortgage loans were contractually due and all were paid as due. None were foreclosed or are in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2008, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2008 and 2007, fixed income securities with a carrying value of $113.6 million and $193.8 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5.1 million, $1.4 million and $455 thousand, for the years ending December 31, 2008, 2007 and 2006, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $139.7 million and $198.6 million at December 31, 2008 and 2007, respectively.

     At December 31, 2008, fixed income securities with a carrying value of $2.9 million were on deposit with regulatory authorities as required by law.

     At December 31, 2008, there were no fixed income securities or other investments that were non-income producing.

NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments.
     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                      QUOTED PRICES
                                        IN ACTIVE        SIGNIFICANT
                                        MARKETS FOR         OTHER          SIGNIFICANT
                                        IDENTICAL        OBSERVABLE        UNOBSERVABLE         OTHER         BALANCE AS OF
                                          ASSETS            INPUTS            INPUTS          VALUATIONS        DECEMBER 31,
($ IN THOUSANDS)                        (LEVEL 1)          (LEVEL 2)         (LEVEL 3)        AND NETTING          2008
                                      --------------    --------------    --------------    --------------    --------------
FINANCIAL ASSETS
     Fixed income securities         $      154,119    $    4,007,707    $    1,334,539                      $    5,496,365
     Short-term investments                  33,315           376,487                --                             409,802
     Other investments:
       Free-standing derivatives                 --             1,764               714                               2,478
                                      --------------    --------------    --------------                      --------------
         TOTAL RECURRING BASIS
             ASSETS                         187,434         4,385,958         1,335,253                           5,908,645
      Non-recurring basis                        --                --            10,589                              10,589
      Valued at cost or amortized
          cost                                                                             $      729,351           729,351
                                      --------------    --------------    --------------    --------------    --------------
       TOTAL INVESTMENTS                    187,434         4,385,958         1,345,842           729,351         6,648,585
                                      --------------    --------------    --------------    --------------    --------------
Separate account assets                     533,760                --                --                --           533,760
Other assets                                     --                --            (1,829)               --            (1,829)
                                      --------------    --------------    --------------    --------------    --------------

TOTAL FINANCIAL ASSETS               $      721,194    $    4,385,958    $    1,344,013    $      729,351    $    7,180,516
                                      ==============    ==============    ==============    ==============    ==============
% of Total financial assets                    10.0%             61.1%             18.7%             10.2%            100.0%

FINANCIAL LIABILITIES
     Contractholder funds:
       Derivatives embedded in
            annuity contracts        $           --    $           --    $      (30,051)                     $      (30,051)
     Other liabilities:
       Free-standing derivatives                 --           (20,849)           (5,450)                            (26,299)
                                      --------------    --------------    --------------                      ---------------
TOTAL FINANCIAL LIABILITIES          $           --    $      (20,849)   $      (35,501)                     $      (56,350)
                                      ==============    ==============    ==============                      ===============
% of Total financial liabilities                 --%             37.0%             63.0%                              100.0%

     As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Level 1 and Level 2) and unobservable inputs (Level 3). Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, all realized and unrealized gains and losses in the quarter of transfer are reflected in the table below. Further, it should be noted that the following table does not take into consideration the effect of offsetting Level 1 and Level 2 financial instruments entered into that economically hedge certain exposures to the Level 3 positions.

NOTES TO FINANCIAL STATEMENTS

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 financial assets and financial liabilities held at fair value on a recurring basis at December 31, 2008.

                                                                                                                          TOTAL
                                     TOTAL REALIZED AND UNREALIZED                                                   GAINS (LOSSES)
                                      GAINS (LOSSES) INCLUDED IN:                                                      INCLUDED IN
                                     ----------------------------                                                    NET INCOME FOR
                                                       OCI ON                            NET                           INSTRUMENTS
                      BALANCE AS OF                  STATEMENT OF  PURCHASES, SALES,  TRANSFERS IN  BALANCE AS OF     STILL HELD AT
                        JANUARY 1,                    FINANCIAL     ISSUANCES AND    AND/OR (OUT)   DECEMBER 31,      DECEMBER 31,
($ IN THOUSANDS)          2008       NET INCOME (1)    POSITION    SETTLEMENTS, NET   OF LEVEL 3        2008            2008 (4)
                      -------------  --------------  ------------  ----------------  ------------  -------------     --------------
FINANCIAL ASSETS
  Fixed income
   securities        $   1,469,898  $      (30,723) $   (204,044) $       (145,026) $    244,434  $   1,334,539     $      (37,158)
  Other investments:
     Free-standing
      derivatives,
      net                     (980)         (7,124)           --             3,368            --         (4,736)(2)         (1,424)
                      -------------  --------------  ------------  ----------------  ------------  -------------     --------------
      TOTAL
       INVESTMENTS       1,468,918         (37,847)     (204,044)         (141,658)      244,434      1,329,803(3)         (38,582)
  Other assets              (1,733)            (96)           --                --            --         (1,829)               (96)
                      -------------  --------------  ------------  ----------------  ------------  -------------     --------------
 TOTAL RECURRING
  LEVEL 3 FINANCIAL
  ASSETS             $   1,467,185  $      (37,943) $   (204,044) $       (141,658) $    244,434  $   1,327,974     $      (38,678)
                      =============  ==============  ============  ================  ============  =============     ==============

FINANCIAL
 LIABILITIES
  Contractholder
   funds:
  Derivatives
   embedded in
   annuity contracts $         174  $      (30,389) $         --  $            164  $         --  $     (30,051)    $      (30,389)
                      -------------  --------------  ------------  ----------------  ------------  -------------     --------------

  TOTAL RECURRING
   LEVEL 3 FINANCIAL
   LIABILITIES       $         174  $      (30,389) $         --  $            164  $         --  $     (30,051)    $      (30,389)
                      =============  ==============  ============  ================  ============  =============     ==============

----------
(1) The effect to net income of financial assets and financial liabilities totals $(68.3) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(45.9) million in realized capital gains and losses, $8.0 million in net investment income, and $(30.4) million in contract benefits.

(2) Comprises $0.7 million of financial assets and $(5.4) million of financial liabilities.

(3) Comprises $1.34 billion of investments and $(5.4) million of free-standing derivatives included in financial liabilities.

(4) The amounts represent gains and losses included in net income for the period of time that the financial asset or financial liability was determined to be in Level 3. These gains and losses total $(69.1) million and are reported in the Statements of Operations and Comprehensive Income as follows: $(46.5) million in realized capital gains and losses, $7.8 million in net investment income, and $(30.4) million in contract benefits.

     Presented below are the fair value estimates of financial instruments including those reported at fair value and discussed above and those reported using other methods for which a description of the method to determine fair value appears below the following tables.

FINANCIAL ASSETS

                                                        DECEMBER 31, 2008                DECEMBER 31, 2007
                                                  -------------------------------   -----------------------------
                                                    CARRYING            FAIR          CARRYING           FAIR
($ IN THOUSANDS)                                     VALUE             VALUE            VALUE            VALUE
                                                  -------------     -------------   -------------   -------------
Fixed income securities (1)                      $   5,496,365     $   5,496,365    $  6,271,128   $    6,271,128
Mortgage loans                                         700,268           629,394         725,301          721,602
Short-term investments (1)                             409,802           409,802          22,688           22,688
Free-standing derivatives (1)                            2,478             2,478             107              107
Separate accounts (1)                                  533,760           533,760         948,358          948,358

     ----------
     (1)  Carried at fair value in the Statements of Financial Position.

     The fair value of mortgage loans is based on discounted contractual cash flows. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral.

NOTES TO FINANCIAL STATEMENTS

FINANCIAL LIABILITIES

                                                           DECEMBER 31, 2008                DECEMBER 31, 2007
                                                     -------------------------------   ---------------------------
                                                       CARRYING           FAIR          CARRYING           FAIR
($ IN THOUSANDS)                                      VALUE (1)           VALUE           VALUE            VALUE
                                                     --------------    -------------   -------------  ------------
Contractholder funds on investment contracts (2)   $     4,181,874    $   3,832,699   $   3,971,285  $  3,849,966
Liability for collateral (1)                               117,297          117,297         198,138       198,138
Free-standing derivatives (1)                               26,299           26,299           3,611         3,611

----------
   (1) Carried at fair value in the Statements of Financial Position.

   (2) As of December 31, 2008 and 2007, contractholder funds on investment contracts exclude contractholder funds related to interest-sensitive life insurance, variable annuities and variable life insurance totaling $905.1 million and $877.2 million, respectively.

     Beginning in 2008, the fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. In 2007, the fair value of investment contracts was based on the terms of the underlying contracts. Fixed annuities were valued at the account balance less surrender charges. Immediate annuities without life contingencies were valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value was estimated to be the market adjusted surrender value.

     The liability for collateral is valued at carrying value due to its short-term nature.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps and caps are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained within specific ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value valuation techniques are described in Note 2.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for free-standing derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pre-tax income includes valuation and settlements of derivatives which are reported in net income as described in Note 2. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included.

NOTES TO FINANCIAL STATEMENTS

     Derivative instruments are recorded at fair value and presented in the Statements of Financial Position as of December 31, as follows:

                                                                        CARRYING VALUE
                                                      ----------------------------------------------------
                                                             ASSETS                   (LIABILITIES)
                                                      ----------------------    --------------------------
        ($ IN THOUSANDS)                                2008         2007          2008           2007
                                                      ---------    ---------    -----------    -----------
        Other investments                            $   2,478    $      --    $       --     $        --
        Other assets                                    (1,829)      (1,626)           --              --
        Contractholder funds                                --           --        (30,051)           170
        Other liabilities and accrued expenses              --           --        (26,299)        (3,611)
                                                      ---------    ---------    -----------    -----------
             Total                                   $     649    $  (1,626)   $   (56,350)   $    (3,441)
                                                      =========    =========    ===========    ===========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $1.7 million and $(766) thousand at December 31, 2008 and 2007, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $2.5 million, $126 thousand and $(738) thousand in 2008, 2007 and 2006, respectively. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $39 thousand in 2009.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                          CARRYING       CARRYING
                                            NOTIONAL         FAIR          VALUE           VALUE
($ IN THOUSANDS)                             AMOUNT         VALUE          ASSETS      (LIABILITIES)
                                          -----------    -----------    -----------    -------------
Interest rate swap agreements            $   400,000    $   (20,849)   $        --    $     (20,849)
Interest rate cap agreements                 334,300         (4,736)           714           (5,450)
                                          -----------    -----------    -----------    -------------
Total interest rate contracts            $   734,300    $   (25,585)   $       714    $     (26,299)
                                          ===========    ===========    ===========    =============

Foreign currency swap agreements         $     7,500    $     1,764    $     1,764    $          --
                                          ===========    ===========    ===========    =============

Structured settlement annuity
 reinsurance agreement                   $        --    $    (1,829)   $    (1,829)   $          --
                                          ===========    ===========    ===========    =============

Guaranteed accumulation benefits (1)     $   160,310    $   (24,033)   $        --    $     (24,033)
                                          ===========    ===========    ===========    =============

Guaranteed withdrawal benefits (1)       $    37,639    $    (6,018)   $        --    $      (6,018)
                                          ===========    ===========    ===========    =============

----------
(1) These embedded derivative financial instruments relate to the Company's variable annuity business, which was fully reinsured by Prudential effective June 1, 2006 (see Note 3).

NOTES TO FINANCIAL STATEMENTS

       The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007.

                                                                             CARRYING       CARRYING
                                               NOTIONAL         FAIR          VALUE           VALUE
   ($ IN THOUSANDS)                             AMOUNT         VALUE          ASSETS      (LIABILITIES)
                                             -----------    -----------    -----------    -------------

   Financial futures contracts              $    32,200    $       107    $       107    $          --
   Interest rate cap agreements                 347,300         (2,845)            --           (2,845)
                                             -----------    -----------    -----------    -------------
   Total interest rate contracts            $   379,500    $    (2,738)   $       107    $      (2,845)
                                             ===========    ===========    ===========    =============

   Foreign currency swap agreements         $     7,500    $      (766)   $        --    $        (766)
                                             ===========    ===========    ===========    =============

   Structured settlement annuity
    reinsurance agreement                   $        --    $    (1,733)   $    (1,733)   $          --
                                             ===========    ===========    ===========    =============

   Guaranteed accumulation benefits (1)     $   256,610    $       210    $        --    $         210
                                             ===========    ===========    ===========    =============

   Guaranteed withdrawal benefits (1)       $    60,591    $       (37)   $        --    $         (37)
                                             ===========    ===========    ===========    =============

   Other embedded derivative financial
    instruments (1)                         $     1,762    $        (3)   $        --    $          (3)
                                             ===========    ===========    ===========    =============

   ----------
   (1) These embedded derivative financial instruments relate to the Company's variable annuity business, which was fully reinsured by Prudential effective June 1, 2006 (see Note 3).

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap and interest rate cap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2008, the Company pledged $17.8 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of free-standing derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, and interest rate cap agreements.

($ IN THOUSANDS)                         2008                                                    2007
                  ------------------------------------------------------  --------------------------------------------------------
                   NUMBER
                     OF                                    EXPOSURE,       NUMBER OF                                 EXPOSURE,
                  COUNTER-    NOTIONAL       CREDIT          NET OF        COUNTER-     NOTIONAL      CREDIT           NET OF
 RATING (1)        PARTIES     AMOUNT     EXPOSURE (2)   COLLATERAL (2)     PARTIES      AMOUNT    EXPOSURE (2)    COLLATERAL (2)
------------      ---------  -----------  -------------  ---------------  -----------  ----------  -------------  ----------------
   AA+                  --  $       --   $          --  $            --            1  $    7,100  $          --  $             --
   AA                   --          --              --               --            3     337,200             --                --
   AA-                   2     352,700              --               --            1       3,000             --                --
   A+                    2     126,600              --               --            1       7,500             --                --
   A                     2     262,500           2,478            2,478           --          --             --                --
                  ---------  ----------  -------------   ---------------  -----------  ----------  -------------  ----------------
   Total                 6  $  741,800   $       2,478  $         2,478            6  $  354,800  $          --  $             --
                  =========  ==========   ============   ===============  ===========  ==========  =============  ================

----------
(1)  Rating is the lower of S&P's or Moody's ratings.

(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

NOTES TO FINANCIAL STATEMENTS

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2008. The contractual amounts and fair values of off-balance-sheet financial instruments at December 31, 2007 are as follows:

                                                  CONTRACTUAL
                                                     AMOUNT     FAIR VALUE
                                                  -----------   ----------
           ($ IN THOUSANDS)
           Commitments to extend mortgage loans  $     5,750   $       58
           Private placement commitments              10,000           --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

8.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN THOUSANDS)                                                  2008             2007
                                                             -------------    -------------
Immediate fixed annuities:
  Structured settlement annuities                           $   1,792,808    $   1,870,663
  Other immediate fixed annuities                                  12,553           10,987
Traditional life insurance                                        140,190          127,994
Other                                                               7,606            7,327
                                                             -------------    -------------
  Total reserve for life-contingent contract benefits       $   1,953,157    $   2,016,971
                                                             =============    =============

NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                         MORTALITY                  INTEREST RATE               ESTIMATION METHOD
----------------------------    --------------------------------    ---------------------     ---------------------------
  Structured settlement           U.S. population with projected      Interest rate             Present value of
  annuities                       calendar year improvements;         assumptions range         contractually specified
                                  mortality rates adjusted for        from 4.6% to 9.5%         future benefits
                                  each impaired life based on
                                  reduction in life expectancy

  Other immediate fixed           1983 group annuity mortality        Interest rate             Present value of expected
  annuities                       table;  Annuity 2000 mortality      assumptions range         future benefits based on
                                  table with internal                 from 2.1% to 11.5%        historical experience
                                  modifications

  Traditional life insurance      Actual company experience plus      Interest rate             Net level premium reserve
                                  loading                             assumptions range         method using the
                                                                      from 4.0% to 8.0%         Company's withdrawal
                                                                                                experience rates

  Other:
     Variable annuity             100% of Annuity 2000 mortality      Interest rate             Projected benefit ratio
     guaranteed minimum           table                               assumptions range         applied to cumulative
     death benefits (1)                                               from 5.3% to 5.9%         assessments

    Accident and health           Actual company experience plus                                Unearned premium;
                                  loading                                                       additional contract
                                                                                                reserves for traditional
                                                                                                life insurance

----------
(1) In 2006, the Company disposed of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $155.9 million and $261.9 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008 and 2007, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

                                                                        2008             2007
                                                                    -------------    -------------
($ IN THOUSANDS)
Interest-sensitive life insurance                                  $     576,167    $     530,763
Investment contracts:
   Fixed annuities                                                     3,885,089        3,733,197
   Immediate annuities and other                                         625,709          584,501
                                                                    -------------    -------------
     Total contractholder funds                                    $   5,086,965    $   4,848,461
                                                                    =============    =============

NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:

             PRODUCT                         INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
------------------------------    --------------------------------    -----------------------------------------------
  Interest-sensitive life           Interest rates credited range       Either a percentage of account balance or
  insurance                         from 2.7% to 5.5%                   dollar amount grading off generally over 20
                                                                        years

  Fixed annuities                   Interest rates credited range       Either a declining or a level percentage
                                    from 1.8% to 11.5% for              charge generally over nine years or less.
                                    immediate annuities and 2.0%        Additionally, approximately 9.2% of fixed
                                    to 5.3% for other fixed             annuities are subject to a market value
                                    annuities                           adjustment for discretionary withdrawals

  Other:
      Guaranteed                    Interest rates used in              Withdrawal and surrender charges are based on
       minimum income,              establishing reserves range         the terms of the related variable annuity
       accumulation and             from 1.8% to 10.3%
       withdrawal
       benefits on
       variable annuities (1)

----------
(1) In 2006, the Company disposed its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds activity for the years ended December 31 is as follows:

        ($ IN THOUSANDS)                                                     2008               2007
                                                                       --------------     ---------------
        Balance, beginning of year                                    $    4,848,461     $     4,708,428
        Deposits                                                             612,004             537,755
        Interest credited                                                    190,945             179,417
        Benefits                                                            (161,813)           (146,828)
        Surrenders and partial withdrawals                                  (335,521)           (316,399)
        Contract charges                                                     (54,138)            (49,086)
        Net transfers to separate accounts                                       (38)                 (2)
        Other adjustments                                                    (12,935)            (64,824)
                                                                       --------------     ---------------
        Balance, end of year                                          $    5,086,965     $     4,848,461
                                                                       ==============     ===============

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset (see Note
3).

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $491.7 million and $891.5 million of equity, fixed income and balanced mutual funds and $45.1 million and $50.4 million of money market mutual funds at December 31, 2008 and 2007, respectively.

NOTES TO FINANCIAL STATEMENTS

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                           DECEMBER 31,
                                                                                  -----------------------------
     ($ IN MILLIONS)                                                                    2008           2007
                                                                                  --------------  -------------
     IN THE EVENT OF DEATH
        Separate account value                                                   $        536.8  $       942.0
        Net amount at risk (1)                                                   $        236.1  $        22.6
        Average attained age of contractholders                                        62 years       67 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
       Separate account value                                                    $         36.0  $        35.0
        Net amount at risk (2)                                                   $         21.2  $          --
        Weighted average waiting period until annuitization options available           5 years        6 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                   $         37.0  $        60.5
        Net amount at risk (3)                                                   $          8.6  $          --

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                   $        160.3  $       255.9
        Net amount at risk (4)                                                   $         34.7  $          --
        Weighted average waiting period until guarantee date                            8 years        9 years

     ----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     As of December 31, 2008, reserves for variable annuity contracts related to death, income, accumulation and withdrawal benefits were $2.0 million, $3.5 million, $24.0 million and $6.0 million, respectively. As of December 31, 2007, reserves for variable annuity contracts related to death, income, accumulation and withdrawal benefits were $2.0 million, $102 thousand, $(210) thousand and $37 thousand, respectively. All of these reserves are ceded to Prudential.

NOTES TO FINANCIAL STATEMENTS

   9.  REINSURANCE

     The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term, coinsurance and modified coinsurance. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Mortality risk on policies in excess of $250 thousand per life is ceded to ALIC. As of December 31, 2008 and 2007, 34.9% and 39.8%, respectively, of our face amount of life insurance in force was reinsured to non-affiliates and ALIC.

     In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $335.8 million and $353.9 million at December 31, 2008 and 2007, respectively, due from Prudential related to the disposal of our variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2008, premiums and contract charges of $16.3 million, contract benefits of $35.5 million, interest credited to contractholder funds of $10.5 million, and operating costs and expenses of $2.5 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2007, premiums and contract charges of $21.2 million, contract benefits of $2.9 million, interest credited to contractholder funds of $13.5 million, and operating costs and expenses of $4.8 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2006, premiums and contract charges of $11.6 million, contract benefits of $1.6 million, interest credited to contractholder funds of $9.7 million, and operating costs and expenses of $4.8 million were ceded to Prudential pursuant to the Reinsurance Agreements. In addition, as of December 31, 2008 and 2007, the Company had reinsurance recoverables of $690 thousand and $950 thousand, respectively, due from a subsidiary of Citigroup (Triton Insurance Company) in connection with the disposition of the direct response distribution business in 2003.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                      2008          2007           2006
                                                                  -------------  ------------  -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                           $    156,187   $   169,559   $    179,504
Assumed - non-affiliate                                                 1,164         1,273          1,367
Ceded
  Affiliate                                                            (4,470)       (3,982)        (4,614)
  Non-affiliate                                                       (32,525)      (38,196)       (28,518)
                                                                  -------------  ------------  -------------
    Premiums and contract charges, net of reinsurance            $    120,356   $   128,654   $    147,739
                                                                  =============  ============  =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                      2008           2007           2006
                                                                  -------------  ------------   ------------
CONTRACT BENEFITS
Direct                                                           $    223,859   $    197,929   $   205,834
Assumed - non-affiliate                                                   640            787           757
Ceded
  Affiliate (1)                                                         7,022         (3,830)       (1,427)
  Non-affiliate                                                        (47,329)      (13,083)      (14,658)
                                                                  -------------  ------------   ------------
    Contract benefits, net of reinsurance                        $    184,192   $    181,803   $   190,506
                                                                  =============  ============   ============

----------
(1) The Company recorded additional expenses for contract benefits in 2008 relating to a rescission of reinsurance coverage for certain traditional and interest-sensitive life insurance policies provided in accordance with an agreement between the Company and ALIC. These contract benefits are reflected as a component of contract benefits ceded to affiliate for 2008 and totaled $7.1 million. See Note 5 for further details.

NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                      2008          2007           2006
                                                                  -------------  ------------  -------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                           $    201,661   $    190,882   $   176,799
Assumed - non-affiliate                                                    32             33            70
Ceded
  Affiliate                                                                --             --            --
  Non-affiliate                                                       (10,485)       (13,508)       (9,698)
                                                                  -------------  ------------  -------------
    Interest credited to contractholder funds, net of
       reinsurance                                               $    191,208   $    177,407   $   167,171
                                                                  =============  ============  =============

     In addition to amounts included in the table above are reinsurance premium ceded to ALIC of $3.3 million, $3.2 million and $3.0 million during 2008, 2007 and 2006, respectively, under the terms of the structured settlement annuity reinsurance agreement (see Note 5).

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:

                                                                     2008           2007           2006
                                                                 -------------  -------------  -------------
       ($ IN THOUSANDS)
       Balance, beginning of year                               $     278,664   $    278,625   $    318,551
       Impact of adoption of SOP 05-1 (1)                                  --         (1,577)            --
       Disposition of operation (2)                                        --             --        (79,670)
       Acquisition costs deferred                                      51,390         47,575         62,937
       Amortization charged to income                                 (17,778)       (53,445)       (31,672)
       Effect of unrealized gains and losses                          225,972          7,486          8,479
                                                                 -------------  -------------  -------------
       Balance, end of year                                     $     538,248   $    278,664   $    278,625
                                                                 =============  =============  =============

----------
     (1) The adoption of SOP 05-1 resulted in a $1.6 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see
          Note 2).

     (2) In 2006, DAC was reduced in connection with the disposition through reinsurance agreements of the Company's variable annuity business (see
          Note 3).

     Net accretion (amortization) of DAC related to realized capital gains and losses was $32.8 million, $(196) thousand and $14.1 million in 2008, 2007 and 2006, respectively.
      As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of all of the variable annuity business.
     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

       ($ IN THOUSANDS)                                              2008           2007           2006
                                                                 -------------  -------------  -------------
       Balance, beginning of year                               $      27,991   $     24,731   $     18,527
       Impact of adoption of SOP 05-1 (1)                                  --           (243)           --
       Disposition of operation (2)                                        --             --         (6,162)
       Sales inducements deferred                                       7,579          8,511         15,740
       Amortization charged to income                                  (7,843)        (6,500)        (4,417)
       Effect of unrealized gains and losses                           19,592          1,492          1,043
                                                                 -------------  -------------  -------------
       Balance, end of year                                     $      47,319   $     27,991   $     24,731
                                                                 =============  =============  =============

     ----------
     (1) The adoption of SOP 05-1 resulted in a $243 thousand adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see
          Note 2).

     (2) In 2006, DSI was reduced in connection with the disposition through reinsurance agreements of the Company's variable annuity business (see
          Note 3).

NOTES TO FINANCIAL STATEMENTS

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has been declared financially insolvent by a court of competent jurisdiction and, in certain states, there is also a final order of liquidation and the amount of loss is reasonably estimable. As of December 31, 2008 and 2007, the liability balance included in other liabilities and accrued expenses was $806 thousand and $1.0 million, respectively. The related premium tax offsets included in other assets were $752 thousand and $998 thousand as of December 31, 2008 and 2007, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan and may only be able to meet future obligations of its annuity contracts for the next fifteen years. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The shortfall was estimated by the Bureau to be $1.27 billion at October 29, 2008.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's New York market share was approximately 4.1% in 2007 based on industry annuity premium.

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

      The aggregate liability balance related to all guarantees was not material as of December 31, 2008.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute

NOTES TO FINANCIAL STATEMENTS

          and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies", when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

NOTES TO FINANCIAL STATEMENTS

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal from the partial summary judgment was granted. In June 2008, the Eighth Circuit Court of Appeals affirmed summary judgment in the EEOC's favor. In September 2008, the Court of Appeals granted AIC's petition for rehearing EN BANC and vacated its earlier decision affirming the trial court's grant of summary judgment in favor of the EEOC. The Court of Appeals then dismissed the appeal, determining that it lacked jurisdiction to consider the appeal at this stage in the litigation.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. Plaintiffs allege that they were constructively discharged so that AIC could avoid paying ERISA and other benefits offered under the reorganization. They claim that the constructive discharge resulted from the implementation of agency standards, including mandatory office hours and a requirement to have licensed staff available during business hours. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC's motions for judgment on the pleadings were partially granted. In May 2008, the Court granted summary judgment in AIC's favor on all class claims. Plaintiffs moved for reconsideration and in the alternative to decertify the class. AIC opposed this motion and filed a motion for summary judgment with respect to the remaining non-class claim. In August 2008, the court denied plaintiffs' motion to reconsider and to decertify the class. In February 2009, plaintiffs moved to dismiss the sole remaining claim with prejudice which the court promptly granted ending this litigation in the trial court.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

NOTES TO FINANCIAL STATEMENTS

12.   INCOME TAXES

     The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2005 and 2006 federal income tax returns. The statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2008 or 2007, or January 1, 2007, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

          ($ IN THOUSANDS)                                          2008             2007
                                                                --------------   --------------
          DEFERRED ASSETS
          Life and annuity reserves                            $       54,957    $      65,519
          Unrealized net capital losses                                58,646               --
          Difference in tax bases of investments                       19,226               --
          Other assets                                                  1,065            2,564
                                                                --------------   --------------

                Total deferred assets                                 133,894           68,083
                                                                --------------   --------------

          DEFERRED LIABILITIES
          DAC                                                         (67,126)         (56,351)
          Unrealized net capital gains                                     --          (35,101)
          Difference in tax bases of investments                           --          (14,993)
          Other liabilities                                            (1,371)          (1,375)
                                                                --------------   --------------

                Total deferred liabilities                            (68,497)        (107,820)
                                                                --------------   --------------

                Net deferred asset  (liability)                $       65,397    $     (39,737)
                                                                ==============   ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.
     The components of income tax expense for the years ended December 31 are as follows:

          ($ IN THOUSANDS)                                         2008          2007          2006
                                                               -----------   ------------   ------------
          Current                                             $   16,537    $    23,448    $     16,949
          Deferred                                               (12,532)          (646)            806
                                                               -----------   ------------   ------------
               Total income tax expense                       $    4,005    $    22,802    $     17,755
                                                               ===========   ============   ============

     The Company paid income taxes of $3.6 million, $22.7 million and $23.2 million in 2008, 2007 and 2006, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2008             2007            2006
                                                     --------------   -------------   -------------
Statutory federal income tax rate                              35.0 %          35.0 %          35.0 %
State income tax expense                                       13.1             2.1             2.7
Dividends received deduction                                   (6.0)           (1.3)           (1.6)
Tax credits                                                    (4.6)           (0.1)           (0.1)
Adjustment for prior year tax liabilities                      (3.4)           (0.5)           (1.9)
Other                                                           0.2              --              --
                                                     --------------   -------------   -------------
Effective income tax rate                                      34.3 %          35.2 %          34.1 %
                                                     ==============   =============   =============

NOTES TO FINANCIAL STATEMENTS

13.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

      Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income for 2008, 2007 and 2006 was $(18.9) million, $38.2 million and $33.4 million, respectively. Statutory capital and surplus was $410.5 million and $462.4 million as of December 31, 2008 and 2007, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. During 2009, the Company cannot pay dividends without prior approval of the New York State Insurance Department. In the twelve-month period beginning January 1, 2008, the Company did not pay any dividends.

14.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs, to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expense agreement.

     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2008, 2007 and 2006 was $1.8 million, $2.3 million and $3.8 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $339 thousand, $566 thousand and $551 thousand for postretirement benefits other than pension plans in 2008, 2007 and 2006, respectively.

ALLSTATE 401(k) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The Company's allocation of profit sharing expense from the Corporation was $667 thousand, $1.5 million and $1.5 million in 2008, 2007 and 2006, respectively.

NOTES TO FINANCIAL STATEMENTS

15.  OTHER COMPREHENSIVE LOSS

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                                2008
                                                            -------------------------------------------
                                                                                              After-
          ($ IN THOUSANDS)                                      Pre-tax          Tax           tax
                                                            -------------  -------------  -------------
           Unrealized holding losses arising during the
             period, net of related offsets               $    (323,776)  $     113,321  $    (210,455)
           Less: reclassification adjustment of related
                 capital gains and losses                       (55,927)         19,574        (36,353)
                                                            -------------  -------------  -------------
           Unrealized net capital gains and losses             (267,849)         93,747       (174,102)
                                                            -------------  -------------  -------------
           Other comprehensive loss
                                                          $    (267,849)  $      93,747  $    (174,102)
                                                            =============  =============  =============

                                                                                2007
                                                            -------------------------------------------
                                                                                              After-
                                                              Pre-tax          Tax              tax
                                                            -------------  -------------  -------------
           Unrealized holding losses arising during the
             period, net of related offsets               $     (15,895)  $       5,563  $     (10,332)
           Less: reclassification adjustment of related
                 capital gains and losses                         3,874          (1,356)        2,518
                                                            -------------  -------------  -------------
           Unrealized net capital gains and losses              (19,769)          6,919        (12,850)
                                                            -------------  -------------  -------------
           Other comprehensive loss
                                                          $     (19,769)  $       6,919  $     (12,850)
                                                            =============  =============  =============

                                                                                2006
                                                            -------------------------------------------
                                                                                              After-
                                                              Pre-tax          Tax              tax
                                                            -------------  -------------  -------------
           Unrealized holding losses arising during the
             period, net of related offsets               $    (102,314)  $      35,810  $     (66,504)
           Less: reclassification adjustment of realized
                 capital gains and losses                       (23,960)          8,386        (15,574)
                                                            -------------  -------------  -------------
           Unrealized net capital gains and losses              (78,354)         27,424        (50,930)
                                                            -------------  -------------  -------------
           Other comprehensive loss
                                                          $     (78,354)  $      27,424  $     (50,930)
                                                            =============  =============  =============

                                     PART C

                               OTHER INFORMATION

 Item 24.  Financial Statements and Exhibits

 (a) Financial Statements

 The financial statements of Allstate Life Insurance Company of New York ("Allstate New York" or "Depositor") and the financial statements of Allstate Life of New York Separate Account A, which are comprised of the underlying financial statements of the Sub-accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number                               Description
------- ----------------------------------------------------------------------

   1. Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 033-5381 dated April 30, 1999.)

   2.    Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company of New York and
         Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411) dated April 26, 2000.)

   3(b) Form of Selling Agreement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

   3(c) Form of Administrative Services Agreement between Allstate Life Insurance Company of New York and Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411) dated April 26, 2000)

   4(a) Form of Individual Flexible Premium Deferred Variable Annuity. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(b) Form of Schedule - L Series. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(c) Form of Schedule - X Series. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(d) Form of Longevity Credit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(e) Form of Enhanced Dollar Cost Averaging Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(f) Form of Enhanced Dollar Cost Averaging Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(g) Form of Highest Anniversary Value Death Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(h) Form of Highest Anniversary Value Death Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(i) Form of Guaranteed Minimum Income Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(j) Form of Guaranteed Minimum Income Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(k) Form of TrueIncome Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(l) Form of TrueIncome Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(m) Form of TrueIncome - Spousal Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(n)  Form of TrueIncome - Spousal Benefit Schedule Supplement.
        (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(o) Form of Individual Retirement Annuity Endorsement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(p) Form of Roth Individual Retirement Annuity Endorsement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(q) Form of TrueIncome-Highest Daily Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated
        January 24, 2008.)

  4(r) Form of TrueIncome-Highest Daily Benefit Schedule Supplement (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated January 24, 2008.)

  4(s)  TrueIncome - Highest Daily Schedule Supplement. Filed herewith.

  4(t)  TrueIncome - Highest Daily 7 Schedule Supplement. Filed herewith.

  5. Form of application for variable annuity contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

  6(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York. (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

  6(b) Amended By-laws of Allstate Life Insurance Company of New York. (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

  7. Indemnity Reinsurance Agreement Contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

  8(a) Participation Agreement among Allstate Life Insurance Company of New York, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

  8(b) Participation Agreement among Allstate Life Insurance Company of New York, ProFunds, and ProFund Advisors LLC. Incorporated by reference to Form N-4 Registration Statement (File No. 333-143228) dated April 25, 2008.

  8(c) Amendment to Participation Agreement between Allstate Life Insurance Company of New York and Franklin Templeton Variable Insurance Products Trust. Incorporated by reference to Form N-4 Registration Statement (File No. 333-143228) dated April 25, 2008.

  9(a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered. (Incorporated herein by reference to Post- Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated January 24, 2008.)

  9(b) Opinion and Consent of Susan L. Lees, Vice President, General Counsel and Secretary of Allstate Life Insurance Company of New York regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-143228) dated February 26, 2009.

 10. Consent of independent registered public accounting firm. Filed herewith.

 11.    Not Applicable.

 12.    Not Applicable.

 13.    Powers of Attorney for Marcia D. Alazraki, Michael B. Boyle, Frederick
        F. Cripe, Robert J. Holden, Cleveland Johnson, Jr., Susan L. Lees, John C. Lounds, Kenneth R. O'Brien, Samuel H. Pilch, John C. Pintozzi, John R. Raben, Jr., Phyllis H. Slater, and J. Eric Smith. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-143228) dated February 26, 2009.

 Item 25. Directors and Officers of the Depositor

Name And Principal Business Address*  Position And Office With Depositor Of The Account
------------------------------------  ----------------------------------------------------------
Marcia D. Alazraki                    Director
Michael B. Boyle                      Director and Vice President
Frederick F. Cripe                    Director, Chairman, President and Chief Executive Officer
Robert J. Holden                      Director, Vice President and Chief Operations Officer
Cleveland Johnson, Jr.                Director
Susan L. Lees                         Director, Vice President, General Counsel and Secretary
John Carl Lounds                      Director and Vice President
Kenneth Robert O'Brien                Director
John C. Pintozzi                      Director, Vice President and Chief Financial Officer
John Richard Raben, Jr.               Director
Phyllis Hill Slater                   Director
John Eric Smith                       Director and Vice President
Samuel Henry Pilch                    Group Vice President and Controller
Mark W. Davis                         Vice President
Matthew S. Easley                     Director and Vice President
Judith P. Greffin                     Vice President
Charles D. Mires                      Vice President
Patricia W. Wilson                    Vice President
Richard J. Crist                      Vice President and Chief Privacy Officer
Steven C. Verney                      Treasurer
Darryl L. Baltimore                   Assistant Vice President
Errol Cramer                          Assistant Vice President
Lawrence W. Dahl                      Assistant Vice President
Lisa J. Flanary                       Assistant Vice President
Keith A. Hauschildt                   Assistant Vice President and Chief Compliance Officer
Atif (A.J.) Ijaz                      Assistant Vice President
Trond K. Odegaard                     Assistant Vice President and Investment Risk Manager
Joseph P. Rath                        Assistant Vice President, Assistant General Counsel and
                                      Assistant Secretary
Mario Rizzo                           Assistant Vice President and Assistant Treasurer
Karen C. Duffy                        Assistant Vice President and Assistant Treasurer
Robert E. Transon                     Assistant Vice President
Timothy N. VanderPas                  Assistant Vice President
Dean M. Way                           Assistant Vice President and Illustration Actuary
Richard Zaharias                      Assistant Vice President
Robert William Birman                 Assistant Secretary
Doris J. Bryant                       Assistant Secretary
Paul N. Kierig                        Assistant Secretary
Mary J. McGinn                        Assistant Secretary
Lynn Cirrincione                      Assistant Treasurer
Florian (Bud) Palac                   Assistant Treasurer
Raymond P. Thomas                     Assistant Treasurer
Theresa Resnick                       Appointed Actuary
Kevin Tiernan                         Chief Administrative Officer

 * The principal business address of Mr. Holden is 100 Motor Parkway, Hauppauge, New York 11788.

 The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019.

 The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706.

 The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566.

 The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260.

 The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021.

 The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

 Item 26. Persons Controlled By Or Under Common Control With Depositor Or Registrant

 Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 26, 2009 (File #001-11840).

 Item 27. Number Of Contract Owners

 As of March 31, 2009, there were 39 contract owners.

 Item 28. Indemnification

 The by-laws of Allstate New York and Allstate Distributors, L.L.C. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 29A. Relationship Of Principal Underwriter To Other Investment Companies

 Allstate Distributors, L.L.C. ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

 Item 29B. Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address* of Each Such Person  Positions and Offices with Underwriter
--------------------------------------------------------  ----------------------------------------------
Lisa J. Flanary                                           Manager
Susan L. Lees                                             Manager and Assistant Secretary
Timothy N. Vander Pas                                     Manager, Chairman of the Board and President
Joseph Patrick Rath                                       Vice President, General Counsel and Secretary
William D. Webb                                           Treasurer
Richard J. Crist                                          Vice President and Chief Privacy Officer
Dana Goldstein                                            Chief Compliance Officer
Mary Jovita McGinn                                        Assistant Secretary
Karen C. Duffy                                            Assistant Treasurer
Mario Rizzo                                               Assistant Treasurer
Steven Carl Verney                                        Assistant Treasurer

 * The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

 Item 29C. Compensation Of Principal Underwriter

                                                              (3)
          (1)                       (2)                 Net Underwriting                (4)
   Name of Principal           Discounts and            Compensation on              Brokerage                    (5)
      Underwriter               Commissions                Redemption               Commissions               Compensation
------------------------  ------------------------  ------------------------  ------------------------  ------------------------
Allstate Distributors               N/A                       N/A                        $0                       N/A

 Item 30. Location Of Accounts And Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

 Item 31. Management Services

 None.

 Item 32. Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

 Item 33. Representations Pursuant To Section 403(b) Of The Internal Revenue
          Code

 Allstate New York represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

 Item 34. Representation Regarding Contract Expenses

 Allstate New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are responsible in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate New York under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 24th day of April, 2009.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                  (DEPOSITOR)


                                            BY:    /s/ SUSAN L. LEES
                                                  ------------------------------
                                                   Susan L. Lees
                                                   Vice President, General
                                                   Counsel and Secretary

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 24th day of April, 2009.


 */MARCIA D. ALAZRAKI        Director
--------------------------
 Marcia D. Alazraki

 */MICHAEL B. BOYLE          Director and Vice President
--------------------------
Michael B. Boyle

 */FREDERICK F. CRIPE        Director, Chairman, President and Chief
--------------------------   Executive Officer
Fredrick F. Cripe

 */MATTHEW S. EASLEY         Director and Vice President
--------------------------
Matthew S. Easley

 */ROBERT J. HOLDEN          Director, Vice President and Chief Operations
--------------------------   Officer
Robert J. Holden

 */CLEVELAND JOHNSON, JR.    Director
--------------------------
Cleveland Johnson, Jr.

 /s/ SUSAN L. LEES           Director, Vice President, General Counsel and
--------------------------   Secretary
Susan L. Lees

 */JOHN C. LOUNDS            Director and Vice President
--------------------------
John C. Lounds

 */KENNETH R. O'BRIEN        Director
--------------------------
Kenneth R. O'Brien

 */SAMUEL H. PILCH           Controller and Group Vice President (Principal
--------------------------   Accounting Officer)
Samuel H. Pilch

 */JOHN C. PINTOZZI          Director, Vice President and Chief Financial
--------------------------   Officer (Principal Financial Officer)
John C. Pintozzi

 */JOHN R. RABEN, JR.        Director
--------------------------
John R. Raben, Jr.

 */PHYLLIS H. SLATER         Director
--------------------------
Phyllis H. Slater

 */JOHN ERIC SMITH           Director and Vice President
--------------------------
John Eric Smith

 */ By Susan L. Lees, pursuant to Power of Attorney, previously filed.

                                 Exhibit Index

Exhibit No. Exhibit
----------- ----------------------------------------------------------------

     4(s)    TrueIncome - Highest Daily Schedule Supplement.

     4(t)    TrueIncome - Highest Daily 7 Schedule Supplement

     10      Consent of independent registered public accounting firm